UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10267

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520

(Address of principal executive offices) (Zip code)

Patrick R Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period: April 1, 2018 through March 31, 2019

Item 1. Reports to Stockholders.

GuideMark® Funds

GuidePath® Funds

Investment Advisor

AssetMark, Inc.

ANNUAL REPORT

March 31, 2019

GUIDEMARK® LARGE CAP CORE FUND

GUIDEMARK® EMERGING MARKETS FUND

GUIDEMARK® SMALL/MID CAP CORE FUND

GUIDEMARK® WORLD EX-US FUND

GUIDEMARK® CORE FIXED INCOME FUND

GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND

GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND

GUIDEPATH® GROWTH ALLOCATION FUND

GUIDEPATH® CONSERVATIVE ALLOCATION FUND

GUIDEPATH® TACTICAL ALLOCATION FUND

GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND

GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND

GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND

GUIDEPATH® MANAGED FUTURES STRATEGY FUND

GUIDEPATH® CONSERVATIVE INCOME FUND

GUIDEPATH® INCOME FUND

GUIDEPATH® GROWTH AND INCOME FUND

Notice to Shareholders

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, these reports will be made available online.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. If you receive shareholder reports by mail, you will be sent a single-page document that includes the web address to access the full report with instructions to request a printed copy at no charge. You may elect to receive shareholder reports and other communications electronically from the Fund anytime by contacting your financial advisor or institution.

You may elect to receive all future shareholder reports in paper free of charge. If you’d like to continue to receive a paper copy of the full report, visit www.fundreports.com any time prior to January 1, 2021. Your election will apply to all funds held in your account.

May 30, 2019

Dear Shareholder:

Enclosed is the Annual Report for the GuideMark® and GuidePath® Funds covering the period from April 1, 2018 to March 31, 2019.

Market Review

For the one-year period ended March 31, 2019, US equity markets returned 9.5%.1 Notwithstanding this positive annual performance, however, the last 6 months of the period saw significant volatility. The US equity markets rapidly fell in October and continued to fall through December, leading to a fourth quarter return of -13.5%. Just as quickly as they turned south, the markets quickly reversed course in January and rallied through the first quarter of 2019, leading to a first quarter return of 13.7%; the strongest start to a calendar year in more than 20 years. The strong rally was aided by a change in the US Federal Reserve’s monetary policy tone to be more accommodative, and by better-than-expected corporate earnings reports.

From a sector perspective, the year ended March 31, 2019 saw mixed results. The three top-performing sectors were defensive, bond-proxy sectors such as real estate (21.0%) and utilities (19.3%) and technology (15.4%), a high growth sector.2 Most of the returns in the real estate sector came in the first quarter as interest rates fell following an announcement by the US Federal Reserve that it was unlikely to raise rates through 2019. The defensive qualities of the utilities sector benefited from the rate-change environment especially in the fourth quarter, as it was the only sector to provide a positive return in the fourth quarter, which helped its one-year return. Technology sector returns were boosted during the reporting period by investors’ willingness to pay for growth in a slow-growth environment, leading the market upwards through most of 2018 only to see its momentum reversed in October before returning to positive momentum in January.

International equity markets trailed US equity markets over the period, with emerging markets trailing developed markets. Impacted by a stronger dollar and rising rates in the US, emerging markets returned -7.1% for the one-year period, after having been the market leader in the prior year.3 Concerns over global trade disputes and tariffs between the US and China led to Chinese equities seeing a return of -6.1% for the one year period, even with a 17.7% return in the first quarter of 2019.4 Europe ex-UK and Japan dragged on returns in developed markets, leading to a 3.4% local currency return for the year, which turned negative when applying the impact of currencies, giving US investors a return of -3.2%.5

Bond markets did not see quite the same level of volatility as equity markets during the reporting period, but did see some significant changes in sector performance in the first quarter of 2019 as a result of the US Federal Reserve taking a more dovish policy approach. The Bloomberg Barclays U.S. Aggregate Bond Index returned 4.5% for the 12-month period, mainly driven by the last six months. The 10-year Treasury yield was 2.7% on April 1, 2018 and gradually rose to a high of 3.2% on November 8, 2018 before falling to 2.7% at year end and then down to 2.4% by March 31, 2019.6 Building from the flight-to-quality in the fourth quarter of 2018, long-term bonds benefited from the fall in rates during the first quarter of 2019, leading to a return of 6.2% for the year while short-term bonds returned 2.7%.7

The credit markets provided the strongest relative returns for the one year period, with high-yield up 5.9% for the year,8 and emerging market bonds up 4.4%.9 The international developed markets did not fare as well as emerging markets during the period, as they were adversely impacted by the strength of the US dollar. The Bloomberg Barclays Global Aggregate ex-USD Index returned -4.1% while the hedged version of the index (which hedges out the currency risk) returned 5.2%.

Fund Review

Looking across the GuideMark® equity funds, all of the funds trailed their respective benchmarks during the reporting period due to the momentum seen in high-growth factors. Specifically, for the GuideMark® Large Cap Core Fund, GuideMark® Small/Mid Cap Core Fund and GuideMark® World ex-US Fund, the biggest detractor was exposure to the value factor, while for the GuideMark® Emerging Markets Fund, the momentum factor was the biggest headwind, given the consistent downward trend seen for most of the period.

The GuideMark® Core Fixed Income Fund and the GuideMark® Tax-Exempt Fixed Income Fund trailed their respective benchmarks while the GuideMark® Opportunistic Fixed Income Fund was the only fund to outperform for the period. The ability of the GuideMark® Opportunistic Fixed Income Fund to take short positions in the Euro and long positions in select emerging markets combined with the Fund’s underweight exposure to investment grade credit helped lift the Fund’s returns over the period. Shorter duration positioning within the GuideMark® Core Fixed Income Fund was a headwind to returns along with an allocation to treasury inflation protected securities, which provided muted returns given the benign inflation environment. The GuideMark® Tax-Exempt Fixed Income Fund’s exposure to bonds rated below investment grade was the main detractor from the Fund’s performance in the second half of 2018, as higher-risk assets fell the most during the market downturn.

[1]	US equities represented by the S&P 500® Index.

[2]	Real estate, utilities and technology sectors represented by the S&P 500®Real Estate (Sector) Index, S&P 500® Utilities (Sector) Index and S&P 500® Technology (Sector) Index, respectively.

[3]	Emerging market equities represented by the MSCI Emerging Markets Index.

[4]	Chinese equities represented by MSCI China Index.

[5]	Developed markets represented by the MSCI EAFE Index.

[6]	Source: U.S. Department of Treasury.

[7]	Long-term bonds represented by Bloomberg Barclays Long U.S. Treasury Index. Short-term bonds represented by Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index.

[8]	High yield represented by the Bloomberg Barclays U.S. Corporate High Yield Index.

[9]	Emerging market bonds represented by the Bloomberg Barclays EM USD Aggregate Bond Index.

Two of the GuidePath® funds outperformed their respective benchmarks during the period. The GuidePath® Tactical Allocation Fund outperformed its benchmark due to higher exposure to equities relative to its benchmark, specificially during the market rally in the first quarter of 2019. The Fund’s positioning in growth stocks, including dedicated exposure to technology, was also a positive contributor to returns during the period. The GuidePath® Absolute Return Fund outperformed its benchmark due to exposure to high-yield bonds in addition to a small allocation to US equities. The GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund and GuidePath® Flexible Income Fund underperformed their respective benchmarks. Lagging returns were generally a result of broader diversification, including exposure to US small capitalization stocks, international and emerging markets in both equity and fixed income and cash positioning. The GuidePath® Managed Futures Strategy Fund focuses on investing in asset classes based upon their price trends using futures as the investment vehicle, which may amplify investment risks by creating leverage in the Fund’s portfolio. The Fund’s performance was negatively impacted by the changing trends in multiple markets that occurred during the period. Specifically, September 2018 was particularly challenging for the Fund due to its long exposures in European bonds and currencies. In October 2018, long US equity positions and in January 2019 short US equity positions dragged on the Fund’s returns with the sudden reversals in the market.

Three new GuidePath® funds focused on income were launched at the end of April 2018. All three funds trailed their respective benchmarks during the reporting period due to a risk-averse posture. The GuidePath® Conservative Income Fund was tilted toward cash equivalents while both the GuidePath® Income Fund and the GuidePath® Growth and Income Fund were defensively positioned in cash and short term bonds for most of the second quarter and the fourth quarter of 2018 following spikes in volatility.

Looking Ahead

For the past 10 years, generally speaking, investors have seen active managers underperform indexes, growth and momentum stocks outperform value stocks, large-capitalization stocks outperform small-capitalization stocks and US markets outperform international markets. Based on these trends, it may be tempting to shy away from diversification and tactical strategies. Indeed, it has been costly over past several years to maintain a globally diversified portfolio, especially in light of current US market returns. However, it remains our view that maintaining a disciplined, diversified strategy is the best approach for helping investors achieve their goals over the long term.

Please contact your financial advisor to discuss any questions about your investment strategy or changes in your financial goals. We thank you for including the funds in your portfolio and appreciate the trust you have placed in us.

Sincerely,

Carrie E. Hansen

Trustee, Chairperson and President of the Funds

Important Information

All index returns are sourced from Morningstar. It is not possible to make an investment in any index.

Past performance is no guarantee of future results.

The AssetMark platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

The prospectus includes additional information about the mutual funds regarding investment objectives, risk factors, fees and charges as well as other important information that should be carefully read and considered before investing. You may obtain a prospectus by contacting your registered representative.

AssetMark, Inc. is an investment advisor registered with the Securities and Exchange Commission. The Principal Underwriter for the GuideMark® and GuidePath® Funds is AssetMark Brokerage™, LLC, a member of the Financial Industry Regulatory Authority. AssetMark Brokerage™, LLC is an affiliate of AssetMark, Inc. and shares its address. ©2019 AssetMark, Inc. All rights reserved.

Investment Terms

Valuation is the process of determining the value of an asset or company.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

Index Definitions

Bloomberg Barclays EM USD Aggregate Index is a hard currency emerging markets debt benchmark that includes USD-denominated debt from sovereign, quasi-sovereign, and corporate emerging markets issuers.

Bloomberg Barclays Long U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.

Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities. All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.

Bloomberg Barclays Global Aggregate ex-USD Bond Index is a measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers, excluding the U.S.

MSCI China Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of large and mid cap equity securities in the top 85% in market capitalization of the Chinese equity securities markets, as represented by the H-shares, B-shares, Red chips, P-chips and foreign listings such as American Depository Receipts.

MSCI EAFE (Europe, Australasia, Far East) Index measures the equity market performance of countries considered to represent developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets Index measures the equity market performance of countries considered to represent emerging markets.

S&P 500® Index focuses on the large-cap segment of the U.S. equity market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

S&P 500® Real Estate (Sector) Index comprises stocks included in the S&P 500® Index that are classified as members of the GICS® real estate sector.

S&P 500® Information Technology (Sector) Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® information technology sector.

S&P 500® Utilities (Sector) Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® utilities sector.

GuideMark® Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® INDEX – The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. As of May 11, 2018, the market capitalization of the companies in the Russell 1000® Index ranged from $2.5 billion to $926.9 billion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Large Cap Core Fund
Service Shares	7.47%	8.98%	13.96%	4.69%
Institutional Shares	8.09%	9.60%	N/A	9.96%
Russell 1000® Index	9.30%	10.63%	16.05%	7.19	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 1000® Index is from the inception date of the Service Shares. The Russell 1000® Index return from the inception date of the Institutional Shares is 11.86%.

GuideMark® Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned 7.5%, underperforming the Russell 1000® Index at 9.3%.

•	Within U.S. markets, stocks with momentum and higher quality generally outperformed, while stocks with value characteristics generally lagged.

•	Most of the underperformance was driven by the value factor as the quality factor contributed positively to returns.

•	Underweight exposure to health care and real estate, as well as security selection within those sectors, detracted from the Fund’s returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Microsoft Corp.	3.06%
2	Apple, Inc.	2.97%
3	Vanguard S&P 500 ETF	2.96%
4	Amazon.com, Inc.	2.29%
5	Facebook, Inc. - Class A	1.20%
6	Johnson & Johnson	1.10%
7	JPMorgan Chase & Co.	0.98%
8	Berkshire Hathaway, Inc. – Class B	0.89%
9	Alphabet, Inc. – Class C	0.88%
10	Alphabet, Inc. – Class A	0.88%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P, and has been licensed for use by U.S. Bancorp Fund Services, LLC.

GuideMark® Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI EMERGING MARKETS INDEX – The MSCI Emerging Markets Index measures the equity market performance of countries considered to represent emerging markets. As of July 31, 2018, the emerging market country indices included were: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Emerging Markets Fund
Service Shares	-10.05%	6.09%	13.28%	4.74%
Institutional Shares(2)	-9.53%	6.26%	N/A	8.99%
MSCI Emerging Markets Index	-7.06%	4.06%	9.31%	9.82	%(3)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

During the period August 3, 2017 through September 25, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 25, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

(3)

The return shown for the MSCI Emerging Markets Index is from the inception date of the Service Shares. The MSCI Emerging Markets Index return from the inception date of the Institutional Shares is 1.16%.

GuideMark® Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned -10.1%, underperforming the MSCI Emerging Markets Index at -7.1%.

•	Within international markets, stocks with higher quality generally outperformed, while stocks with momentum and value characteristics generally lagged.

•	The Fund’s exposure to the momentum factor detracted from the Fund’s performance.

•

Security selection within the materials and financials sectors, as well as exposure to issuers in Turkey and security selection within China, detracted from Fund returns. Security selection in Brazil, and within the utilities and communication services sectors contributed to the Fund’s performance.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Tencent Holdings Ltd.	4.14%
2	Alibaba Group Holding, Ltd. – ADR	3.65%
3	Samsung Electronics Co., Ltd.	3.45%
4	Taiwan Semiconductor Manufacturing Co., Ltd.	3.39%
5	iShares Core MSCI Emerging Markets ETF	2.45%
6	China Construction Bank Corp. – Series H	1.43%
7	Naspers Ltd. – N Shares	1.22%
8	Ping An Insurance Group Co. of China, Ltd. – Series H	0.95%
9	China Mobile Ltd.	0.95%
10	Lukoil PJSC – ADR	0.94%

GuideMark® Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 2500TM INDEX – The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. As of May 11, 2018, the market capitalization of the companies in the Russell 2500TM Index ranged from $159.2 million to $12.0 billion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Small/Mid Cap Core Fund
Service Shares	2.99%	6.49%	14.91%	7.23%
Russell 2500TM Index	4.48%	7.79%	16.23%	8.73%

(1)	Inception date is 6/29/01.

GuideMark® Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned 3.0%, underperforming the Russell 2500™ Index at 4.5%.

•	Within U.S. markets, higher quality stocks with momentum generally outperformed, while stocks with value characteristics generally lagged.

•	Most of the Fund’s underperformance relative to the benchmark was driven by the value factor as the quality factor contributed positively to returns.

•	Security selection within the industrials and real estate sectors as well as overweight exposure to the technology and health care sector detracted from the Fund’s returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Extended Market ETF	3.66%
2	Advanced Micro Devices, Inc.	0.40%
3	Cadence Design System, Inc.	0.34%
4	CDW Corp.	0.29%
5	Keysight Technologies, Inc.	0.29%
6	Vistra Energy Corp.	0.28%
7	Kohl’s Corp.	0.27%
8	NRG Energy, Inc.	0.24%
9	Veeva Systems, Inc. – Class A	0.24%
10	Zebra Technologies Corp. – Class A	0.24%

GuideMark® World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI WORLD EX-USA INDEX – The MSCI World ex-USA Index captures large and mid-cap representation across 22 of 23 developed markets countries excluding the U.S. As of July 31, 2018, the developed market country indices included were: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® World ex-US Fund
Service Shares	-5.36%	1.74%	6.03%	2.57%
Institutional Shares(2)	-4.79%	2.53%	N/A	2.37%
MSCI World ex-USA Index	-2.61%	2.71%	9.36%	5.55	%(3)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

During the period August 3, 2017 through September 5, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 5, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

(3)	The return shown for the MSCI World ex-USA Index is from the inception date of the Service Shares. The MSCI World ex-USA Index return from the inception date of the Institutional Shares is 3.56%.

GuideMark® World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned -5.4%, underperforming the MSCI World ex-USA Index at -2.6%.

•	Within international markets, higher quality stocks generally outperformed, while stocks with momentum and value characteristics generally lagged.

•	Most of the Fund’s underperformance relative to the benchmark was driven by the value factor as the quality factor contributed positively to returns.

•	Security selection within the materials and industrials sectors, as well as security selection in France, Australia, and Japan, detracted from the Fund’s returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares MSCI EAFE ETF	2.38%
2	Nestle SA	1.68%
3	Roche Holdings AG	1.35%
4	Novartis AG	1.14%
5	GlaxoSmithKline PLC	0.74%
6	Koninklijke Ahold Delhaize NV	0.67%
7	Total SA	0.66%
8	L’Oreal SA	0.62%
9	Royal Dutch Shell PLC – Class A	0.56%
10	Unilever NV	0.55%

GuideMark® Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX – The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Core Fixed Income Fund
Service Shares	3.57%	1.90%	4.16%	3.68%
Bloomberg Barclays U.S. Aggregate Bond Index	4.48%	2.74%	3.77%	4.50%

(1)	Inception date is 6/29/01.

GuideMark® Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned 3.6%, underperforming the Bloomberg Barclays U.S. Aggregate Bond Index at 4.5%.

•	The Fund’s relative duration and yield curve positioning detracted from returns, along with the Fund’s allocation to treasury inflation protected securities.

•

While maintaining duration within a 20% band to the benchmark, the Fund tactically reduced duration and held an allocation to treasury inflation protected securities in expectation of rising inflation and interest rates. The shorter duration relative to the benchmark resulted in a modest lag over the period as interest rates declined.

•

The Fund’s performance benefitted from an overweight to corporate credit and securitized sectors such as non-agency mortgage-backed securities and asset-backed securities, as credit spreads narrowed amid an improving market outlook during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Percentages expressed exclude derivative instruments, such as futures and swap contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Federal National Mortgage Association, Pool #TBA, 3.500%, 04/15/2041	2.52%
2	Federal National Mortgage Association, Pool #BN5279, 4.000%, 02/01/2049	2.48%
3	U.S. Treasury Bond, 0.375%, 07/15/2027	2.33%
4	Federal Home Loan Mortgage Corp., Pool #TBA, 3.500%, 04/15/2042	2.06%
5	U.S. Treasury Note, 2.375%, 08/15/2024	1.94%
6	Federal Home Loan Mortgage Corp., Pool #TBA, 4.500%, 04/15/2041	1.81%
7	U.S. Treasury Note, 2.875%, 05/31/2025	1.70%
8	U.S. Treasury Bond, 2.500%, 05/15/2046	1.67%
9	U.S. Treasury Note, 2.875%, 08/15/2028	1.46%
10	U.S. Treasury Bond, 3.125%, 11/15/2041	1.35%

GuideMark® Tax-Exempt Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS MUNICIPAL BOND INDEX – The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Tax-Exempt Fixed Income Fund
Service Shares	3.72%	2.94%	3.96%	3.38%
Bloomberg Barclays Municipal Bond Index	5.38%	3.73%	4.72%	4.61%

(1)	Inception date is 6/29/01.

GuideMark® Tax-Exempt Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned 3.7%, underperforming the Bloomberg Barclays Municipal Bond Index at 5.4%.

•

Shorter duration in the intermediate portion of the curve relative to the benchmark detracted from the Fund’s relative performance as this was the best performing maturity segment within the benchmark.

•	The Fund’s exposure to bonds rated BBB and below investment grade benefited the Fund’s absolute performance as high yield municipal bonds generally outperformed the broad market during the period.

•

Underperformance in A-rated bonds detracted from the Fund’s returns for the period, though an underweight in this credit tranche helped to somewhat mitigate the Fund’s underperformance relative to the benchmark.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	New York Environmental Facilities Corp., Series B, Revenue Bond, 5.500%, 10/15/2027	2.52%
2	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	2.13%
3	Wisconsin, Series 2, Unrefunded, GO, 5.000%, 05/01/2025	2.13%
4	Omaha Public Power District, Series B, Prerefunded, Revenue Bond, 5.000%, 02/01/2027	2.10%
5	Los Angeles Department of Airports, Series A, Revenue Bond, 5.250%, 05/15/2029	1.98%
6	Charleston Educational Excellence Financing Corp., Refunding, Revenue Board, 5.00%, 12/01/2025	1.81%
7	Virginia College Building Educational Facilities Authority, Revenue Bond, 5.750%, 01/01/2034	1.61%
8	Illinois, GO, 5.000%, 01/01/2029	1.48%
9	M-S-R Energy Authority, Revenue Bond, 6.500%, 11/01/2039	1.43%
10	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond, 5.000%, 02/01/2027	1.40%

GuideMark® Opportunistic Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS MULTIVERSE INDEX – The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed-income bond market, and captures investment grade and high yield securities in all eligible currencies.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Since Inception(1)
GuideMark® Opportunistic Fixed Income Fund
Service Shares	0.64%	1.12%	1.85%
Institutional Shares	2.65%	1.89%	2.46%
Bloomberg Barclays Multiverse Index	-0.29%	1.19%	1.93	%(2)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)

The return shown for the Bloomberg Barclays Multiverse Index is from the inception date of the Service Shares. The Bloomberg Barclays Multiverse Index return from the inception date of the Institutional Shares is 1.51%.

GuideMark® Opportunistic Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned 0.6%, outperforming the Bloomberg Barclays Multiverse Index at -0.3%.

•	Underweight exposure to corporate credit, security selection within mortgage-backed securities, and select currency positioning were the main contributors to the Fund’s returns.

•

Security selection within structured credit was a positive contributor to Fund performance. Underweight exposure to corporate credit relative to the benchmark also benefitted Fund performance as credit spreads widened for part of the period as a result of interest rate fears and valuation concerns.

•

Net short positions in the Euro, Japanese Yen and the Australian dollar contributed to Fund performance as all three currencies weakened relative to the U.S. dollar during the period. Maintaining a defensive duration positioning was a detractor for most of the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio. Percentages expressed exclude derivative instruments, such as forward currency contracts, swap contracts and options written.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Mexican Bonos, 5.000%, 12/11/2019	3.73%
2	Indonesia Treasury Bond, 8.375%, 09/15/2026	3.67%
3	Nota Do Tesouro Nacional, 10.000%, 01/01/2027	2.76%
4	India Government Bond, 8.830%, 11/25/2023	2.24%
5	Brazil Letras do Tesouro Nacional, 7.221%, 07/01/2021	2.16%
6	Federal National Mortgage Association, Pool #TBA, 3.500%, 04/01/2048	1.88%
7	Federal National Mortgage Association, Pool #2014-95, 3.000%, 04/25/2041	1.87%
8	Federal National Mortgage Association, Pool #2018-23, 2.750%, 12/25/2043	1.34%
9	Indonesia Treasury Bond, 8.250%, 07/15/2021	1.33%
10	Columbian TES, 7.750%, 09/18/2030	1.30%

GuidePath® Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK AGGRESSIVE INDEX – The S&P® Target Risk Aggressive Index is designed to measure the performance of an investment benchmark strategy which seeks to emphasize exposure to equity securities, maximizing opportunities for long-term capital accumulation, while also allocating a portion of exposure to fixed income to enhance portfolio efficiency.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Since Inception(1)
GuidePath® Growth Allocation Fund
Service Shares	1.61%	4.80%	5.34%
Institutional Shares	2.22%	5.41%	7.56%
S&P® Target Risk Aggressive Index	2.65%	6.67%	7.77	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the S&P® Target Risk Aggressive Index is annualized from the inception date of the Service Shares. The S&P® Target Risk Aggressive Index average annual return from the inception date of the Institutional Shares is 8.80%.

GuidePath® Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned 1.6% underperforming the S&P® Target Risk Aggressive Index at 2.7%.

•

Exposure to international and emerging market equities hurt the Fund’s relative returns due to trade tensions and foreign currency depreciation. A small country specific exposure to China detracted from the Fund’s performance as a result of trade negotiations and expected slower growth.

•

Exposure to U.S. REITs benefited Fund performance on strong gains as the Federal Reserve shifted to a more dovish policy stance. Positioning in US large cap equities helped the Fund’s returns as the domestic economy remained resilient.

•	Small cap equity exposure tempered the Fund’s returns as investors favored large cap equity during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard S&P 500 ETF	19.42%
2	Vanguard FTSE Developed Markets ETF	16.04%
3	Schwab U.S. Large-Cap ETF	9.86%
4	iShares Core S&P Small-Cap ETF	6.39%
5	iShares Core MSCI Emerging Markets ETF	5.91%
6	American Funds – EuroPacific Growth Fund – Class F3	4.98%
7	Vanguard Russell 1000 Growth ETF	3.31%
8	Schwab U.S. Large-Cap Growth ETF	3.31%
9	American Funds – The Growth Fund of America – Class F3	3.28%
10	AMCAP Fund – Class F3	3.27%

GuidePath® Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK CONSERVATIVE INDEX – The S&P® Target Risk Conservative Index seeks to emphasize exposure to fixed income securities in order to produce a current income stream and avoid excessive volatility of returns. Equity securities are included to protect long-term purchasing power.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Since Inception(1)
GuidePath® Conservative Allocation Fund
Service Shares	3.35%	2.55%	3.73%
Institutional Shares	3.97%	3.17%	5.05%
S&P® Target Risk Conservative Index	4.07%	4.09%	4.62	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the S&P® Target Risk Conservative Index is annualized from the inception date of the Service Shares. The S&P® Target Risk Conservative Index average annual return from the inception date of the Institutional Shares is 4.51%.

GuidePath® Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned 3.4% underperforming the S&P® Target Risk Conservative Index at 4.1%.

•

Exposure to international and emerging market equities hurt the Fund’s relative returns due to trade tensions and foreign currency depreciation. A small country specific exposure to China detracted from the Fund’s performance as a result of trade negotiations and expected slower growth.

•

High yield bond exposure and long-term Treasuries aided returns as credit spreads tightened and the yield curve flattened. Exposure to U.S. REITs benefited performance on strong gains as the Federal Reserve shifted to a more dovish policy stance.

•

A small allocation to international treasuries dampened Fund performance on weakness in foreign currencies. Small cap equity exposure tempered the Fund’s returns as investors favored large cap equity during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Mortgage-Backed Securities ETF	8.91%
2	Vanguard S&P 500 ETF	7.78%
3	iShares 1-3 Year Treasury Bond ETF	6.41%
4	Vanguard FTSE Developed Markets ETF	6.31%
5	iShares 7-10 Year Treasury Bond ETF	5.34%
6	SPDR Bloomberg Barclays High Yield Bond ETF	5.00%
7	American Funds – Capital Income Builder – Class F3	4.07%
8	American Funds – The Income Fund of America – Class F3	4.06%
9	iShares Core Aggressive Allocation ETF	4.05%
10	iShares U.S. Credit Bond ETF	4.00%

GuidePath® Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® DAILY RISK CONTROL 10% INDEX – The S&P 500® Daily Risk Control 10% Index represents a portfolio of the S&P 500® Low Volatility Index plus an interest accruing cash component. The index is dynamically rebalanced to target a 10% level of volatility. Volatility is calculated as a function of historical returns.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Since Inception(1)
GuidePath® Tactical Allocation Fund
Service Shares	4.96%	3.84%	3.92%
Institutional Shares	5.59%	4.45%	5.71%
S&P 500® Daily Risk Control 10% Index	3.50%	8.32%	7.96	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the S&P 500® Daily Risk Control 10% Index is annualized from the inception date of the Service Shares. The S&P 500® Daily Risk Control 10% Index average annual return from the inception date of the Institutional Shares is 9.72%.

GuidePath® Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned 5.0% outperforming the S&P® 500 Daily Risk Control 10% Index at 3.5%.

•

Overweight exposure to equities relative to the benchmark during the early part of the period in combination with leveraged exposure to approximately 108% was a primary driver of the Fund’s outperformance relative to the benchmark.

•	Technology and healthcare sector equity positioning benefited the Fund’s returns as interest in growth-oriented sectors prevailed over the period.

•	Exposure to large cap value equity detracted from the Fund’s performance due to growth stocks remaining in favor.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Schwab U.S. TIPs ETF	16.78%
2	Schwab U.S. Large-Cap ETF	16.02%
3	Vanguard S&P 500 ETF	16.01%
4	iShares 7-10 Year Treasury Bond ETF	13.42%
5	iShares Core S&P 500 ETF	8.72%
6	SPDR S&P 500 ETF Trust	5.96%
7	SPDR Portfolio S&P 500 Growth ETF	4.78%
8	Technology Select Sector SPDR ETF	4.22%
9	Vanguard Mid-Cap Growth ETF	3.92%
10	Vanguard Small-Cap Growth ETF	3.48%

GuidePath® Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Since Inception(1)
GuidePath® Absolute Return Allocation Fund
Service Shares	2.81%	3.06%	2.45%
Institutional Shares	3.43%	3.69%	3.21%
FTSE 3-Month Treasury Bill Index(3)	2.12%	0.72%	0.48	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the FTSE 3-Month Treasury Bill Index is annualized from the inception date of the Service Shares. The FTSE 3-Month Treasury Bill Index average annual return from the inception date of the Institutional Shares is 0.57%.

(3)	Index formerly known as the Citigroup 3-Month Treasury Bill Index

GuidePath® Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned 2.8% outperforming the FTSE 3-Month Treasury Bill Index at 2.1%.

•

High yield bond exposure contributed to the Fund’s performance as credit spreads tightened during the period. Exposure to domestic core bonds and mortgage-backed securities added to the Fund’s returns.

•	A small exposure to U.S. large cap equities lifted the Fund’s returns as the domestic economy remained resilient.

•	Positioning in long-dated Treasuries detracted from the Fund’s returns during the period held.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Mortgage-Backed Securities ETF	19.55%
2	ProShares Investment Grade-Interest Rate Hedged ETF	14.98%
3	DoubleLine Total Return Bond Fund – Institutional Shares	12.33%
4	iShares 1-3 Year Treasury Bond ETF	9.51%
5	T. Rowe Price Institutional Floating Rate Fund – Investor Shares	6.21%
6	BlackRock Low Duration Bond Portfolio – Institutional Shares	5.00%
7	iShares J.P. Morgan USD Emerging Markets Bond ETF	4.99%
8	DoubleLine Low Duration Bond Fund – Institutional Shares	4.98%
9	Vanguard S&P 500 ETF	4.55%
10	Vanguard Total Bond Market ETF	3.72%

GuidePath® Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MORNINGSTAR MULTI-ASSET HIGH INCOME INDEX – The Morningstar Multi-Asset High Income Index is a broadly diversified index that seeks to deliver high current income while maintaining long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Years	Since Inception(1)
GuidePath® Multi-Asset Income Allocation Fund
Service Shares	4.13%	3.33%	4.53%
Morningstar Multi-Asset High Income Index	4.24%	4.25%	4.32%

(1)	Inception date is 8/31/12.

GuidePath® Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned 4.1% slightly underperforming the Morningstar Multi-Asset High Income Index at 4.2%.

•

Exposure to U.S. REITs benefited Fund performance on strong gains as the Federal Reserve shifted to a more dovish policy stance. Positioning in U.S. dividend equities contributed to the Fund’s returns as the domestic economy remained resilient.

•	International dividend equities and emerging market bonds detracted from the Fund’s returns due to trade tensions and foreign currency depreciation.

•	Positioning in long-dated Treasuries and long-dated corporate bonds detracted from the Fund’s returns during the period held.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR Portfolio S&P 500 High Dividend ETF	19.59%
2	Vanguard International High Dividend Yield ETF	9.89%
3	Vanguard High-Yield Corporate Fund – Admiral Shares	6.87%
4	iShares Preferred & Income Securities ETF	6.23%
5	T. Rowe Price Institutional Floating Rate Fund – Investor Shares	5.93%
6	Loomis Sayles Global Equity and Income Fund – Institutional Shares	5.04%
7	iShares 0-5 Year High Yield Corporate Bond ETF	4.84%
8	SPDR Portfolio Aggregate Bond ETF	4.59%
9	iShares 20+ Year Treasury Bond ETF	4.32%
10	iShares Emerging Markets Dividend ETF	4.24%

GuidePath® Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX – The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Years	Since Inception(1)
GuidePath® Flexible Income Allocation Fund
Service Shares	2.00%	2.12%	1.47%
Institutional Shares	2.58%	2.85%	2.17%
Bloomberg Barclays U.S. Aggregate Bond Index	4.48%	2.74%	2.10	%(2)

(1)	Inception date is 8/31/12 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Service Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of the Institutional Shares is 2.17%.

GuidePath® Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned 2.0% underperforming the Bloomberg Barclays U.S. Aggregate Bond Index at 4.5%.

•	A shift into cash and Treasuries during market volatility in the fourth quarter was the primary driver of the Fund’s underperformance relative to the benchmark.

•	The Fund’s returns were dampened from exposure to international and emerging market equities due to trade tensions and foreign currency depreciation.

•	U.S. large cap equity exposure contributed to the Fund’s returns as the domestic economy remained resilient. Exposure to U.S. REITs during the first half of the period also benefited Fund performance.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard High-Yield Corporate Fund – Admiral Shares	24.13%
2	iShares 0-5 Year High Yield Corporate Bond ETF	18.86%
3	SPDR Bloomberg Barclays High Yield Bond ETF	17.72%
4	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	16.87%
5	iShares iBoxx $ High Yield Corporate Bond ETF	12.95%
6	BlackRock High Yield Portfolio – Institutional Shares	8.41%

GuidePath® Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on January 19, 2016 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

SG TREND INDEX – The SG Trend Index is designed to track the 10 largest (by AUM) trend following commodity trading advisors and be representative of the trend followers in the managed futures space. Managers must meet the following criteria: must be open to new investment, must report returns on a daily basis, must be an industry recognized trend follower as determined at the discretion of the SG Index Committee, and must exhibit significant correlation to trend following peers and the SG Trend Indicator.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Since Inception(1)
GuidePath® Managed Futures Strategy Fund
Service Shares	-7.45%	-6.53%
Institutional Shares	-6.90%	-5.98%
FTSE 3-Month Treasury Bill Index(2)	2.12%	1.11%
SG Trend Index	-1.64%	-4.60%

(1)	Inception date is 1/19/16 for Service Shares and Institutional Shares.

(2)	Index formerly known as the Citigroup 3-Month Treasury Bill Index.

GuidePath® Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2019, the Fund’s Service Shares returned -7.5%, underperforming the FTSE 3-Month Treasury Bill Index at 2.1% and the SG Trend Index at -1.6%.

•	Long exposure to broad global equities detracted from Fund performance as sharp market fluctuations limited the number of sustained trends that formed during the period.

•

Short positions in the energy sector combined with trading within currencies including short positions to the Canadian dollar, Australian dollar, and Mexican Peso detracted from the Fund’s performance.

•	Long positions to longer duration bonds benefitted absolute Fund performance as interest rates declined across global bond markets due to subsiding inflation concerns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Percentages expressed exclude derivative instruments, such as futures contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
The GuidePath® Managed Futures Strategy Fund did not hold any long term investments as of March 31, 2019.

GuidePath® Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. 1-3 YEAR TREASURY BOND INDEX – The Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded. Separate trading of registered interest and principal securities (STRIPS) are excluded from the Index because their inclusion would result in double-counting.

CUMULATIVE TOTAL RETURN (for periods ended March 31)
Since Inception(1)
GuidePath® Conservative Income Fund
Shares	1.34%
Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index	2.91%

(1)	Inception date for the Fund is 4/30/18.

GuidePath® Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 11 months ended March 31, 2019, the Fund returned 1.3% underperforming the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index at 2.9%.

•	Defensive, “risk off” positioning (e.g. investments in money market instruments) in May through mid June and in the first quarter of 2019 detracted as the volatility spikes subsided.

•	Exposure to short-term credit during much of the volatility spike in the fourth quarter of 2018 tempered Fund returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares 0-5 Year Investment Grade Corporate Bond ETF	23.82%
2	SPDR Barclays Investment Grade Floating Rate ETF	9.50%
3	iShares 0-5 Year High Yield Corporate Bond ETF	7.16%
4	Invesco Senior Loan ETF	7.07%

GuidePath® Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX – The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

CUMULATIVE TOTAL RETURN (for periods ended March 31)
Since Inception(1)
GuidePath® Income Fund
Shares	0.99%
Bloomberg Barclays U.S. Aggregate Bond Index	5.26%

(1)	Inception date for the Fund is 4/30/18.

GuidePath® Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 11 months ended March 31, 2019, the Fund returned 1.0% underperforming the Bloomberg Barclays U.S. Aggregate Bond Index at 5.3%.

•	Defensive, “risk off” positioning (e.g. investments in money market instruments) in May through mid June and in the first quarter of 2019 detracted as the volatility spikes subsided.

•	Exposure to intermediate term credit and high yield bonds along with a put-write strategy during much of the volatility spike in the fourth quarter tempered Fund returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Core U.S. Aggregate Bond ETF	32.01%
2	iShares iBoxx $ Investment Grade Corporate Bond ETF	28.42%
3	VanEck Vectors Emerging Markets High Yield Bond ETF	20.66%
4	iShares J.P. Morgan USD Emerging Markets Bond ETF	8.47%
5	SPDR Bloomberg Barclays High Yield Bond ETF	1.88%
6	Schwab Intermediate-Term U.S. Treasury ETF	1.88%

GuidePath® Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI USA HIGH DIVIDEND YIELD INDEX – The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends.

CUMULATIVE TOTAL RETURN (for periods ended March 31)
Since Inception(1)
GuidePath® Growth and Income Fund
Shares	0.14%
MSCI USA High Dividend Yield Index	10.92%

(1)	Inception date for the Fund is 4/30/18.

GuidePath® Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 11 months ended March 31, 2019, the Fund returned 0.1% underperforming the MSCI USA High Dividend Yield Index at 10.92%.

•	Defensive, “risk off” positioning (e.g. investments in money market instruments) in May through mid June and in the first quarter of 2019 detracted as the volatility spikes subsided.

•	Overweight exposure to yield oriented sectors like REITs, utilities and financials relative to the benchmark rather than growth sectors such as technology detracted from the Fund’s relative returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	23.60%
2	Vanguard Real Estate ETF	17.16%
3	Vanguard High Dividend Yield ETF	13.52%
4	iShares Emerging Markets Dividend ETF	6.01%
5	Johnson & Johnson	1.41%
6	The Procter & Gamble Co.	1.36%
7	Exxon Mobil Corp.	1.35%
8	Cisco Systems, Inc.	1.22%
9	AT&T, Inc.	1.21%
10	Pfizer, Inc.	1.20%

GuideMark® Funds & GuidePath® Funds

EXPENSE EXAMPLE (Unaudited)

March 31, 2019

As a shareholder of the GuideMark® & GuidePath® Funds (the “Funds”), you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period, which for all Funds is from October 1, 2018 to March 31, 2019, except as otherwise noted below.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under U.S. generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GuideMark® Funds & GuidePath® Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

March 31, 2019

Fund		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio[1] based on the period October 1, 2018 – March 31, 2019	Expenses Paid During Period[2] October 1, 2018 – March 31, 2019
INSTITUTIONAL SHARES
GuideMark® Large Cap Core Fund	Actual	$1,000.00	$963.10	0.65%	$3.18
	Hypothetical[3]	$1,000.00	$1,021.69	0.65%	$3.28
GuideMark® Emerging Markets Fund	Actual	$1,000.00	$1,018.10	1.09%	$5.48
	Hypothetical[3]	$1,000.00	$1,019.50	1.09%	$5.49
GuideMark® World ex-US Fund	Actual	$1,000.00	$946.40	0.82%	$3.98
	Hypothetical[3]	$1,000.00	$1,020.84	0.82%	$4.13
GuideMark® Opportunistic Fixed Income Fund	Actual	$1,000.00	$1,033.30	0.95%	$4.82
	Hypothetical[3]	$1,000.00	$1,020.19	0.95%	$4.78
GuidePath® Growth Allocation Fund	Actual	$1,000.00	$976.60	0.42%	$2.07
	Hypothetical[3]	$1,000.00	$1,020.19	0.42%	$2.12
GuidePath® Conservative Allocation Fund	Actual	$1,000.00	$1,017.10	0.27%	$1.36
	Hypothetical[3]	$1,000.00	$1,023.59	0.27%	$1.36
GuidePath® Tactical Allocation Fund	Actual	$1,000.00	$945.70	0.53%	$2.57
	Hypothetical[3]	$1,000.00	$1,022.29	0.53%	$2.67
GuidePath® Absolute Return Allocation Fund	Actual	$1,000.00	$1,025.70	0.28%	$1.41
	Hypothetical[3]	$1,000.00	$1,023.54	0.28%	$1.41
GuidePath® Flexible Income Allocation Fund	Actual	$1,000.00	$1,003.70	0.41%	$2.05
	Hypothetical[3]	$1,000.00	$1,022.89	0.41%	$2.07
GuidePath® Managed Futures Strategy Fund	Actual	$1,000.00	$959.70	1.30%	$6.35
	Hypothetical[3]	$1,000.00	$1,018.45	1.30%	$6.54

[1]	The expense ratio excludes the securities lending credit.

[2]

Expenses (net of waivers, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

[3]	5% annualized return before expenses.

Fund		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio based on the period October 1, 2018 – March 31, 2019	Expenses Paid During Period[1] October 1, 2018 – March 31, 2019
SINGLE CLASS SHARES
GuidePath® Conservative Income Fund	Actual	$1,000.00	$1,005.40	0.64%	$3.20
	Hypothetical[2]	$1,000.00	$1,021.74	0.64%	$3.23
GuidePath® Income Fund	Actual	$1,000.00	$999.00	0.79%	$3.94
	Hypothetical[2]	$1,000.00	$1,020.99	0.79%	$3.98
GuidePath® Growth and Income Fund	Actual	$1,000.00	$954.30	0.79%	$3.85
	Hypothetical[2]	$1,000.00	$1,020.99	0.79%	$3.98

[1]

Expenses are (net of waiver, if applicable) equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

[2]	5% annualized return before expenses.

GuideMark® Funds & GuidePath® Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

March 31, 2019

Fund		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio[1] based on the period October 1, 2018 – March 31, 2019	Expenses Paid During Period[2] October 1, 2018 – March 31, 2019
SERVICE SHARES
GuideMark® Large Cap Core Fund	Actual	$1,000.00	$960.30	1.23%	$6.01
	Hypothetical[3]	$1,000.00	$1,018.80	1.23%	$6.19
GuideMark® Emerging Markets Fund	Actual	$1,000.00	$1,015.00	1.72%	$8.64
	Hypothetical[3]	$1,000.00	$1,016.36	1.72%	$8.65
GuideMark® Small/Mid Cap Core Fund	Actual	$1,000.00	$919.80	1.56%	$7.47
	Hypothetical[3]	$1,000.00	$1,017.15	1.56%	$7.85
GuideMark® World ex-US Fund	Actual	$1,000.00	$943.40	1.42%	$6.88
	Hypothetical[3]	$1,000.00	$1,017.85	1.42%	$7.14
GuideMark® Core Fixed Income Fund	Actual	$1,000.00	$1,038.40	1.19%	$6.05
	Hypothetical[3]	$1,000.00	$1,019.00	1.19%	$5.99
GuideMark® Tax-Exempt Fixed Income Fund	Actual	$1,000.00	$1,032.70	1.29%	$6.54
	Hypothetical[3]	$1,000.00	$1,018.50	1.29%	$6.49
GuideMark® Opportunistic Fixed Income Fund	Actual	$1,000.00	$1,030.30	1.55%	$7.85
	Hypothetical[3]	$1,000.00	$1,017.20	1.55%	$7.80
GuidePath® Growth Allocation Fund	Actual	$1,000.00	$973.80	1.01%	$4.97
	Hypothetical[3]	$1,000.00	$1,019.90	1.01%	$5.09
GuidePath® Conservative Allocation Fund	Actual	$1,000.00	$1,014.00	0.87%	$4.37
	Hypothetical[3]	$1,000.00	$1,020.59	0.87%	$4.38
GuidePath® Tactical Allocation Fund	Actual	$1,000.00	$942.80	1.12%	$5.42
	Hypothetical[3]	$1,000.00	$1,019.35	1.12%	$5.64
GuidePath® Absolute Return Allocation Fund	Actual	$1,000.00	$1,022.50	0.89%	$4.49
	Hypothetical[3]	$1,000.00	$1,020.49	0.89%	$4.48
GuidePath® Multi-Asset Income Allocation Fund	Actual	$1,000.00	$1,026.00	1.16%	$5.86
	Hypothetical[3]	$1,000.00	$1,019.15	1.16%	$5.84
GuidePath® Flexible Income Allocation Fund	Actual	$1,000.00	$1,000.80	1.01%	$5.04
	Hypothetical[3]	$1,000.00	$1,019.90	1.01%	$5.09
GuidePath® Managed Futures Strategy Fund	Actual	$1,000.00	$956.70	1.90%	$9.27
	Hypothetical[3]	$1,000.00	$1,015.46	1.90%	$9.55

[1]	The expense ratio excludes the securities lending credit.

[2]

Expenses (net of waiver, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

[3]	5% annualized return before expenses.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	COMMON STOCKS - 91.89%
	Aerospace & Defense - 1.24%
4,244	Boeing Co.	$1,618,746
824	Curtiss-Wright Corp.	93,392
5,590	HEICO Corp. - Class A	469,895
3,977	HEICO Corp. (a)	377,298
1,373	Northrop Grumman Corp.	370,161
655	Teledyne Technologies, Inc. (b)	155,242
5,698	Textron, Inc.	288,661
799	TransDigm Group, Inc. (a)(b)	362,738
2,958	United Technologies Corp.	381,257

		4,117,390

	Air Freight & Logistics - 0.47%
4,552	C.H. Robinson Worldwide, Inc.	395,978
943	Expeditors International of Washington, Inc.	71,574
1,012	FedEx Corp.	183,587
17,009	XPO Logistics, Inc. (a)(b)	914,064

		1,565,203

	Airlines - 0.46%
3,659	Delta Air Lines, Inc.	188,987
17,140	JetBlue Airways Corp. (b)	280,411
5,419	Southwest Airlines Co.	281,300
9,950	United Continental Holdings, Inc. (b)	793,811

		1,544,509

	Auto Components - 0.07%
4,092	Gentex Corp.	84,623
1,099	Lear Corp.	149,145

		233,768

	Automobiles - 0.16%
62,037	Ford Motor Co.	544,685

	Banks - 3.31%
72,265	Bank of America Corp.	1,993,791
2,128	Bank OZK	61,669
4,390	BankUnited, Inc.	146,626
1,791	BB&T Corp.	83,335
4,270	CIT Group, Inc.	204,832
16,082	Citigroup, Inc.	1,000,622
9,249	Citizens Financial Group, Inc.	300,593
1,565	Commerce Bancshares, Inc.	90,864
5,440	F.N.B. Corp.	57,664
13,688	Fifth Third Bancorp	345,211
12,764	First Horizon National Corp.	178,441
32,101	JPMorgan Chase & Co.	3,249,584
10,876	KeyCorp	171,297
2,303	PNC Financial Services Group, Inc.	282,486
7,361	Popular, Inc.	383,729
12,499	Regions Financial Corp.	176,861
2,325	SunTrust Banks, Inc.	137,756
275	SVB Financial Group (b)	61,149
5,848	U.S. Bancorp	281,815
37,211	Wells Fargo & Co.	1,798,036

		11,006,361

	Beverages - 1.33%
2,857	Brown-Forman Corp. - Class A	146,193
7,833	Brown-Forman Corp. - Class B	413,426
9,203	Keurig Dr. Pepper, Inc. (a)	257,408
14,846	Molson Coors Brewing Co. - Class B	885,564

Number of Shares		Value
	Beverages (Continued)
6,459	Monster Beverage Corp. (a)(b)	$352,532
10,741	PepsiCo, Inc.	1,316,309
22,434	The Coca-Cola Co.	1,051,257

		4,422,689

	Biotechnology - 1.70%
6,758	Alkermes PLC (b)	246,599
5,505	Amgen, Inc.	1,045,840
2,510	Biogen, Inc. (b)	593,314
711	BioMarin Pharmaceutical, Inc. (b)	63,158
6,268	Celgene Corp. (b)	591,323
2,155	Exact Sciences Corp. (b)	186,666
12,305	Gilead Sciences, Inc.	799,948
4,293	Incyte Corp. (b)	369,241
1,044	Ionis Pharmaceuticals, Inc. (a)(b)	84,741
442	Regeneron Pharmaceuticals, Inc. (b)	181,494
1,772	Sarepta Therapeutics, Inc. (a)(b)	211,205
4,561	Seattle Genetics, Inc. (a)(b)	334,048
3,950	United Therapeutics Corp. (b)	463,612
2,603	Vertex Pharmaceuticals, Inc. (b)	478,822

		5,650,011

	Building Products - 0.54%
2,381	A. O. Smith Corp.	126,955
2,446	Allegion PLC	221,877
2,652	Armstrong World Industries, Inc.	210,622
1,377	Fortune Brands Home & Security, Inc.	65,559
1,875	Johnson Controls International PLC	69,263
1,826	Lennox International, Inc. (a)	482,794
6,400	Masco Corp.	251,584
7,927	Owens Corning, Inc.	373,520

		1,802,174

	Capital Markets - 1.95%
2,035	Ameriprise Financial, Inc.	260,683
2,066	CME Group, Inc.	340,022
4,676	Eaton Vance Corp.	188,490
1,740	Evercore Partners, Inc. - Class A	158,340
2,038	FactSet Research Systems, Inc. (a)	505,974
2,119	Intercontinental Exchange, Inc.	161,341
11,967	Invesco Ltd.	231,083
3,197	Lazard, Ltd. - Class A	115,540
5,784	LPL Financial Holdings, Inc.	402,856
878	MarketAxess Holdings, Inc. (a)	216,058
3,625	Moody’s Corp. (a)	656,451
11,604	Morgan Stanley	489,689
2,359	Morningstar, Inc.	297,210
4,098	MSCI, Inc.	814,846
1,875	NASDAQ OMX Group, Inc. (a)	164,044
3,980	S&P Global, Inc.	837,989
4,793	SEI Investments Co.	250,434
2,656	T. Rowe Price Group, Inc.	265,919
1,450	The Charles Schwab Corp.	62,002
3,152	Virtu Financial, Inc. - Class A	74,860

		6,493,831

	Chemicals - 0.68%
797	Eastman Chemical Co.	60,476
2,631	Ecolab, Inc.	464,477
15,922	Huntsman Corp.	358,086
517	International Flavors & Fragrances, Inc.	66,584

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Chemicals (Continued)
1,476	Linde PLC	$259,673
802	LyondellBasell Industries NV - Class A	67,432
18,975	Olin Corp.	439,082
1,175	PPG Industries, Inc.	132,622
3,409	RPM International, Inc.	197,858
7,368	Valvoline, Inc.	136,750
1,406	Westlake Chemical Corp.	95,411

		2,278,451

	Commercial Services & Supplies - 0.72%
52,189	ADT, Inc. (a)	333,488
1,289	Avery Dennison Corp.	145,657
1,861	Cintas Corp.	376,127
1,142	Clean Harbors, Inc. (b)	81,687
4,256	Copart, Inc. (a)(b)	257,871
2,708	Republic Services, Inc.	217,669
18,448	Rollins, Inc. (a)	767,806
2,106	Waste Management, Inc.	218,834

		2,399,139

	Communications Equipment - 1.60%
1,324	Arista Networks, Inc. (b)	416,345
15,633	ARRIS International PLC (b)	494,159
37,164	Cisco Systems, Inc.	2,006,484
19,472	CommScope Holding Co., Inc. (b)	423,127
3,326	F5 Networks, Inc. (a)(b)	521,949
6,268	Juniper Networks, Inc.	165,914
2,054	Motorola Solutions, Inc.	288,423
1,164	Palo Alto Networks, Inc. (a)(b)	282,712
4,532	QUALCOMM, Inc.	258,460
3,029	Ubiquiti Networks, Inc. (a)	453,472

		5,311,045

	Construction & Engineering - 0.50%
32,520	AECOM (b)	964,868
10,703	Arcosa, Inc.	326,977
2,178	Jacobs Engineering Group, Inc.	163,764
5,555	Quanta Services, Inc.	209,646

		1,665,255

	Consumer Finance - 1.19%
21,372	Ally Financial, Inc.	587,516
5,199	American Express Co.	568,251
7,287	Capital One Financial Corp.	595,275
920	Credit Acceptance Corp. (a)(b)	415,776
2,265	Discover Financial Services	161,177
39,101	Navient Corp.	452,399
5,885	OneMain Holdings, Inc.	186,849
35,191	Santander Consumer USA Holdings, Inc.	743,586
8,325	Synchrony Financial	265,567

		3,976,396

	Containers & Packaging - 0.40%
711	AptarGroup, Inc.	75,643
5,649	Ball Corp.	326,851
7,973	Owens-Illinois, Inc.	151,328
3,375	Sonoco Products Co.	207,664
15,120	WestRock Co.	579,852

		1,341,338

Number of Shares		Value
	Distributors - 0.14%
2,757	Genuine Parts Co.	$308,867
5,636	LKQ Corp. (b)	159,949

		468,816

	Diversified Consumer Services - 0.55%
2,591	Bright Horizons Family Solutions, Inc. (b)	329,342
764	Graham Holdings Co. - Class B	521,950
1,181	Grand Canyon Education, Inc. (a)(b)	135,236
18,961	H&R Block, Inc. (a)	453,926
2,770	Service Corp. International	111,215
6,208	ServiceMaster Global Holdings, Inc. (b)	289,914

		1,841,583

	Diversified Financial Services - 0.15%
25,205	AXA Equitable Holdings, Inc.	507,629

	Diversified Telecommunication Services - 1.19%
40,519	AT&T, Inc.	1,270,676
55,822	CenturyLink, Inc. (a)	669,306
34,236	Verizon Communications, Inc.	2,024,374

		3,964,356

	Electric Utilities - 1.38%
4,199	American Electric Power Co., Inc.	351,666
1,542	Avangrid, Inc.	77,640
3,933	Duke Energy Corp.	353,970
1,344	Edison International	83,220
1,427	Entergy Corp.	136,464
3,816	Evergy, Inc.	221,519
4,522	Eversource Energy	320,836
10,686	Exelon Corp.	535,689
5,861	FirstEnergy Corp. (a)	243,876
4,075	Hawaiian Electric Industries, Inc.	166,138
3,242	NextEra Energy, Inc.	626,743
6,233	OGE Energy Corp.	268,767
13,644	PG&E Corp. (b)	242,863
1,720	Pinnacle West Capital Corp.	164,398
6,136	PPL Corp.	194,757
5,375	Southern Co.	277,780
5,733	Xcel Energy, Inc.	322,252

		4,588,578

	Electrical Equipment - 0.70%
2,611	Acuity Brands, Inc.	313,346
1,788	Agilent Technologies, Inc.	143,719
1,667	Eaton Corp. PLC	134,294
2,721	Emerson Electric Co.	186,307
24,321	GrafTech International, Ltd.	311,066
11,294	nVent Electric PLC	304,712
8,072	Regal Beloit Corp.	660,855
1,605	Rockwell Automation, Inc.	281,613

		2,335,912

	Electronic Equipment, Instruments & Components - 0.58%
2,290	CDW Corp.	220,687
5,026	Cognex Corp. (a)	255,622
1,269	Coherent, Inc. (b)	179,843
2,181	Dolby Laboratories, Inc. - Class A	137,338
5,006	Keysight Technologies, Inc. (b)	436,523
10,520	National Instruments Corp.	466,667
1,179	Zebra Technologies Corp. - Class A (b)	247,036

		1,943,716

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services - 0.22%
7,736	RPC, Inc. (a)	$88,268
72,211	Transocean, Ltd. (b)	628,958

		717,226

	Entertainment - 1.51%
2,443	Activision Blizzard, Inc.	111,230
3,042	Electronic Arts, Inc. (b)	309,158
27,033	Lions Gate Entertainment Corp. - Class A	422,796
29,429	Lions Gate Entertainment Corp. - Class B	444,378
1,614	Live Nation Entertainment, Inc. (a)(b)	102,554
2,608	Netflix, Inc. (b)	929,908
344	The Madison Square Garden Co. - Class A (b)	100,837
15,845	The Walt Disney Co.	1,759,292
5,294	Viacom, Inc. - Class A (a)	171,790
23,726	Viacom, Inc. - Class B	665,989

		5,017,932

	Food & Staples Retailing - 2.48%
2,274	Casey’s General Stores, Inc. (a)	292,823
5,240	Costco Wholesale Corp.	1,268,814
18,736	CVS Health Corp.	1,010,433
21,017	Kroger Co.	517,018
20,063	Sprouts Farmers Market, Inc. (b)	432,157
10,446	SYSCO Corp.	697,375
27,786	US Foods Holding Corp. (b)	970,009
21,003	Walgreens Boots Alliance, Inc.	1,328,860
17,765	Walmart, Inc.	1,732,620

		8,250,109

	Food Products - 1.62%
19,573	Flowers Foods, Inc. (a)	417,296
2,600	Hershey Co.	298,558
5,490	Hormel Foods Corp.	245,732
2,670	Ingredion, Inc.	252,822
4,456	Lamb Weston Holdings, Inc.	333,933
1,737	McCormick & Co, Inc. - Non Voting (a)	261,644
34,254	Pilgrim’s Pride Corp. (b)	763,522
7,350	Post Holdings, Inc. (b)	804,090
1,303	The J.M. Smucker Co.	151,799
20,741	TreeHouse Foods, Inc. (a)(b)	1,338,832
7,739	Tyson Foods, Inc. - Class A	537,319

		5,405,547

	Gas Utilities - 0.38%
2,436	Atmos Energy Corp.	250,737
3,262	National Fuel Gas Co. (a)	198,852
14,726	UGI Corp.	816,115

		1,265,704

	Health Care Equipment & Supplies - 2.83%
2,253	ABIOMED, Inc. (b)	643,434
3,107	Align Technology, Inc. (b)	883,413
3,151	Baxter International, Inc.	256,208
1,118	Becton Dickinson and Co.	279,198
11,285	Boston Scientific Corp. (b)	433,118
2,398	Cantel Medical Corp.	160,402
2,822	Danaher Corp.	372,561
4,330	DexCom, Inc. (b)	515,703
3,351	Edwards Lifesciences Corp. (b)	641,147
1,591	Hill-Rom Holdings, Inc.	168,423
2,094	Hologic, Inc. (b)	101,350

Number of Shares		Value
	Health Care Equipment & Supplies (Continued)
658	ICU Medical, Inc. (b)	$157,479
3,271	IDEXX Laboratories, Inc. (b)	731,396
1,376	Insulet Corp. (a)(b)	130,844
1,489	Intuitive Surgical, Inc. (b)	849,594
3,949	Masimo Corp. (b)	546,068
5,893	Medtronic PLC	536,734
2,637	Penumbra, Inc. (a)(b)	387,665
1,920	ResMed, Inc. (a)	199,622
2,290	STERIS PLC (a)	293,189
3,250	Stryker Corp.	641,940
858	The Cooper Cos., Inc.	254,114
1,274	Varian Medical Systems, Inc. (b)	180,551
631	West Pharmaceutical Services, Inc.	69,536

		9,433,689

	Health Care Providers & Services - 3.23%
1,953	AmerisourceBergen Corp.	155,303
3,168	Anthem, Inc.	909,153
13,084	Cardinal Health, Inc.	629,995
10,012	Centene Corp. (b)	531,637
6,867	Cerner Corp. (b)	392,861
1,240	Chemed Corp. (a)	396,887
5,501	Cigna Corp.	884,671
5,436	DaVita, Inc. (b)	295,120
4,013	Encompass Health Corp.	234,359
2,875	HCA Healthcare, Inc.	374,843
3,156	Henry Schein, Inc. (b)	189,707
2,316	Humana, Inc.	616,056
2,258	Laboratory Corp. of America Holdings (b)	345,429
5,428	McKesson Corp.	635,402
25,618	MEDNAX, Inc. (b)	696,041
1,913	Molina Healthcare, Inc. (b)	271,569
1,729	PerkinElmer, Inc.	166,606
10,789	UnitedHealth Group, Inc.	2,667,688
782	Universal Health Services, Inc. - Class B	104,608
965	WellCare Health Plans, Inc. (b)	260,309

		10,758,244

	Health Care Technology - 0.10%
2,583	Veeva Systems, Inc. - Class A (a)(b)	327,679

	Hotels, Restaurants & Leisure - 1.87%
19,498	Aramark	576,166
2,315	Carnival Corp.	117,417
453	Chipotle Mexican Grill, Inc. (a)(b)	321,770
2,240	Choice Hotels International, Inc.	174,138
2,413	Darden Restaurants, Inc.	293,107
2,935	Domino’s Pizza, Inc.	757,524
1,870	Dunkin’ Brands Group, Inc.	140,437
9,721	Extended Stay America, Inc.	174,492
1,664	Hilton Worldwide Holdings, Inc.	138,295
554	Marriott International, Inc. - Class A	69,300
4,078	McDonald’s Corp.	774,412
2,602	MGM Resorts International	66,767
1,892	Norwegian Cruise Line Holdings, Ltd. (b)	103,984
14,856	Starbucks Corp.	1,104,395
493	Vail Resorts, Inc.	107,129
4,973	Wyndham Destinations, Inc. (a)	201,357
6,956	Yum China Holdings, Inc.	312,394
7,999	Yum! Brands, Inc.	798,380

		6,231,464

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Household Durables - 0.60%
1,261	Garmin Ltd.	$108,887
7,612	Lennar Corp. - Class A	373,673
7,934	Lennar Corp. - Class B	310,378
93	NVR, Inc. (a)(b)	257,331
14,170	PulteGroup, Inc.	396,193
3,077	Tempur Sealy International, Inc. (b)	177,451
10,076	Toll Brothers, Inc.	364,751

		1,988,664

	Household Products - 1.20%
3,244	Church & Dwight, Inc.	231,070
2,753	Clorox Co.	441,747
8,417	Colgate-Palmolive Co. (a)	576,901
3,179	Kimberly-Clark Corp. (a)	393,878
22,577	Procter & Gamble Co.	2,349,137

		3,992,733

	Independent Power and Renewable Electricity Producers - 0.71%
19,237	AES Corp.	347,805
18,963	NRG Energy, Inc.	805,548
46,203	Vistra Energy Corp.	1,202,664

		2,356,017

	Industrial Conglomerates - 0.39%
3,123	3M Co. (a)	648,897
4,024	Honeywell International, Inc.	639,494

		1,288,391

	Insurance - 2.68%
6,424	Aflac, Inc.	321,200
1,651	Allstate Corp.	155,491
1,317	American National Insurance Co.	159,120
2,751	Aon PLC	469,596
2,190	Arthur J. Gallagher & Co.	171,039
5,651	Assured Guaranty, Ltd.	251,074
6,188	Athene Holding, Ltd. - Class A (b)	252,470
14,788	Berkshire Hathaway, Inc. - Class B (b)	2,970,761
12,073	Brighthouse Financial, Inc. (b)	438,129
7,024	Brown & Brown, Inc.	207,278
2,065	Erie Indemnity Co. - Class A	368,644
2,858	First American Financial Corp.	147,187
6,804	Lincoln National Corp.	399,395
2,026	Marsh & McLennan Cos., Inc.	190,242
11,698	MetLife, Inc.	497,984
3,650	Principal Financial Group, Inc.	183,194
9,037	Progressive Corp.	651,477
5,089	Prudential Financial, Inc.	467,577
2,267	Reinsurance Group of America, Inc.	321,869
905	The Hanover Insurance Group, Inc.	103,324
1,699	W.R. Berkley Corp.	143,939
383	Willis Towers Watson PLC	67,274

		8,938,264

	Interactive Media & Services - 3.52%
2,490	Alphabet, Inc. - Class A (b)	2,930,456
2,512	Alphabet, Inc. - Class C (b)	2,947,355
23,895	Facebook, Inc. - Class A (b)	3,983,058
3,432	IAC InterActive Corp. (b)	721,098
9,738	Match Group, Inc. (a)	551,268
8,085	TripAdvisor, Inc. (b)	415,973

Number of Shares		Value
	Interactive Media & Services (Continued)
5,238	Twitter, Inc. (b)	$172,225

		11,721,433

	Internet & Direct Marketing Retail - 3.08%
4,289	Amazon.com, Inc. (b)	7,637,637
377	Booking Holdings, Inc. (b)	657,831
5,785	eBay, Inc.	214,855
2,144	Expedia Group, Inc.	255,136
37,002	Qurate Retail, Inc. (b)	591,292
6,165	Wayfair, Inc. - Class A (a)(b)	915,194

		10,271,945

	IT Services - 5.07%
8,650	Accenture PLC - Class A	1,522,573
2,893	Akamai Technologies, Inc. (b)	207,457
3,797	Alliance Data Systems Corp.	664,399
2,222	Amdocs Ltd.	120,232
2,727	Automatic Data Processing, Inc.	435,611
1,814	Black Knight, Inc. (b)	98,863
11,895	Booz Allen Hamilton Holding Corp. - Class A	691,575
3,063	Broadridge Financial Solutions, Inc.	317,603
7,804	Cognizant Technology Solutions Corp. - Class A	565,400
44,078	Conduent, Inc. (b)	609,599
6,780	CoreLogic, Inc. (b)	252,623
16,156	DXC Technology Co.	1,038,992
1,290	EPAM Systems, Inc. (b)	218,178
527	Euronet Worldwide, Inc. (b)	75,145
3,645	Fidelity National Information Services, Inc.	412,250
12,388	First Data Corp. - Class A (b)	325,433
3,326	Fiserv, Inc. (a)(b)	293,619
702	FleetCor Technologies, Inc. (b)	173,106
741	Gartner, Inc. (b)	112,395
5,608	Genpact, Ltd.	197,289
512	Global Payments, Inc.	69,898
3,004	GoDaddy, Inc. - Class A (b)	225,871
5,916	Leidos Holdings, Inc.	379,156
8,674	MasterCard, Inc. - Class A (a)	2,042,293
4,755	Okta, Inc. (b)	393,381
1,344	Paychex, Inc. (a)	107,789
6,968	PayPal Holdings, Inc. (a)(b)	723,557
7,419	Sabre Corp.	158,692
6,055	Square, Inc. - Class A (b)	453,641
5,418	The Western Union Co.	100,070
5,077	T-Mobile USA, Inc. (b)	350,821
4,200	Total System Services, Inc.	399,042
2,547	Twilio, Inc. - Class A (a)(b)	329,022
3,229	VeriSign, Inc. (b)	586,257
12,470	Visa, Inc. - Class A (a)	1,947,689
1,545	WEX, Inc. (b)	296,625

		16,896,146

	Leisure Products - 0.25%
2,761	Hasbro, Inc.	234,740
1,279	Polaris Industries, Inc.	107,986
3,056	Pool Corp. (a)	504,148

		846,874

	Life Sciences Tools & Services - 0.95%
1,352	Bio-Techne Corp.	268,439
8,841	Bruker Corp.	339,848
1,691	Charles River Laboratories International, Inc. (b)	245,618

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
1,170	Illumina, Inc. (b)	$363,507
2,090	IQVIA Holdings, Inc. (b)	300,646
637	Mettler-Toledo International, Inc. (b)	460,551
1,272	PRA Health Sciences, Inc. (b)	140,289
3,305	Thermo Fisher Scientific, Inc.	904,645
570	Waters Corp. (b)	143,475

		3,167,018

	Machinery - 1.32%
10,234	AGCO Corp.	711,775
2,061	Allison Transmission Holdings, Inc.	92,580
23,584	Colfax Corp. (a)(b)	699,973
642	Cummins, Inc.	101,353
4,671	Donaldson Co., Inc. (a)	233,830
943	Dover Corp.	88,453
4,433	Gardner Denver Holdings, Inc. (b)	123,282
8,052	Graco, Inc. (a)	398,735
1,838	Illinois Tool Works, Inc. (a)	263,808
1,747	Ingersoll-Rand PLC	188,589
2,292	Lincoln Electric Holdings, Inc. (a)	192,230
4,568	Oshkosh Corp.	343,194
671	Parker-Hannifin Corp.	115,157
920	Snap-on, Inc.	143,998
10,087	Terex Corp.	324,095
1,525	The Timken Co.	66,521
4,335	Toro Co.	298,421

		4,385,994

	Media - 0.88%
1,061	AMC Networks, Inc. - Class A (b)	60,222
225	Cable One, Inc.	220,811
27,048	Comcast Corp. - Class A (a)	1,081,379
4,179	Discovery Communications, Inc. - Series A (a)(b)	112,917
4,310	Discovery Communications, Inc. - Series C (b)	109,560
2,534	Fox Corp. - Class A (b)	93,023
2,323	Fox Corp. - Class B (b)	83,337
4,068	John Wiley & Sons, Inc. - Class A	179,887
8,139	Liberty Media Corp. - Class A (b)	310,747
11,158	Liberty Media Corp. - Class C (b)	426,682
31,816	Sirius XM Holdings, Inc. (a)	180,397
1,667	Tribune Media Co. - Class A	76,915

		2,935,877

	Metals & Mining - 0.24%
26,274	Freeport-McMoRan, Inc.	338,672
1,847	Reliance Steel & Aluminum Co.	166,710
8,602	Steel Dynamics, Inc.	303,393

		808,775

	Multiline Retail - 1.51%
4,595	Burlington Stores, Inc. (b)	719,945
6,062	Dollar General Corp.	723,197
3,879	Dollar Tree, Inc. (b)	407,450
15,954	Kohl’s Corp. (a)	1,097,156
38,696	Macy’s, Inc.	929,865
8,667	Nordstrom, Inc. (a)	384,641
9,722	Target Corp.	780,288

		5,042,542

Number of Shares		Value
	Multi-Utilities - 0.69%
3,632	Alliant Energy Corp.	$171,176
4,501	Ameren Corp.	331,049
5,853	CenterPoint Energy, Inc.	179,687
5,534	CMS Energy Corp.	307,358
1,383	Consolidated Edison, Inc.	117,292
1,880	DTE Energy Co.	234,511
5,018	MDU Resources Group, Inc.	129,615
8,195	NiSource, Inc.	234,869
4,107	Public Service Enterprise Group, Inc.	243,997
4,272	WEC Energy Group, Inc.	337,830

		2,287,384

	Oil, Gas & Consumable Fuels - 2.60%
2,063	Cheniere Energy, Inc. (b)	141,027
11,791	Chevron Corp.	1,452,415
7,663	ConocoPhillips	511,429
2,952	EOG Resources, Inc.	280,971
24,962	Exxon Mobil Corp.	2,016,930
2,038	Hess Corp.	122,749
14,579	HollyFrontier Corp.	718,307
10,006	Kinder Morgan, Inc.	200,220
10,548	Marathon Petroleum Corp.	631,298
2,891	Occidental Petroleum Corp.	191,384
3,702	ONEOK, Inc.	258,548
25,910	PBF Energy, Inc. - Class A	806,837
6,206	Phillips 66	590,625
2,169	Valero Energy Corp.	183,996
20,493	Whiting Petroleum Corp. (b)	535,687

		8,642,423

	Paper & Forest Products - 0.20%
13,190	Domtar Corp.	654,883

	Personal Products - 0.57%
11,972	Herbalife Nutrition, Ltd. (a)(b)	634,396
6,763	Nu Skin Enterprises, Inc. - Class A	323,677
5,768	The Estee Lauder Cos., Inc. - Class A (a)	954,893

		1,912,966

	Pharmaceuticals - 4.82%
12,089	Abbott Laboratories	966,395
14,151	AbbVie, Inc.	1,140,429
5,104	Allergan PLC	747,277
11,787	Bristol-Myers Squibb Co.	562,358
10,542	Eli Lilly & Co.	1,367,930
566	Jazz Pharmaceuticals PLC (b)	80,910
26,281	Johnson & Johnson	3,673,821
27,512	Merck & Co., Inc.	2,288,173
38,636	Mylan NV (b)	1,094,944
5,529	Nektar Therapeutics (a)(b)	185,774
16,309	Perrigo Co. PLC	785,441
58,837	Pfizer, Inc.	2,498,807
6,618	Zoetis, Inc.	666,234

		16,058,493

	Professional Services - 0.56%
796	CoStar Group, Inc. (a)(b)	371,270
2,111	IHS Markit, Ltd. (b)	114,796
4,112	ManpowerGroup, Inc.	340,021
9,634	Robert Half International, Inc. (a)	627,752
2,976	Verisk Analytics, Inc.	395,808

		1,849,647

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Real Estate Management & Development - 0.59%
5,840	CBRE Group, Inc. - Class A (b)	$288,788
3,616	Jones Lang LaSalle, Inc.	557,515
97,641	Realogy Holdings Corp. (a)	1,113,107

		1,959,410

	Road & Rail - 0.58%
4,694	CSX Corp. (a)	351,205
4,025	Genesee & Wyoming, Inc. - Class A (b)	350,739
3,262	Landstar System, Inc.	356,830
1,344	Norfolk Southern Corp.	251,180
3,725	Union Pacific Corp.	622,820

		1,932,774

	Semiconductors & Semiconductor Equipment - 3.55%
31,520	Advanced Micro Devices, Inc. (a)(b)	804,390
770	Analog Devices, Inc.	81,058
16,140	Applied Materials, Inc.	640,112
3,511	Broadcom, Inc.	1,055,793
4,293	Cypress Semiconductor Corp. (a)	64,052
49,775	Intel Corp.	2,672,917
3,083	KLA-Tencor Corp.	368,141
3,615	Lam Research Corp.	647,121
3,281	Maxim Integrated Products, Inc.	174,451
27,531	Micron Technology, Inc. (b)	1,137,856
1,703	MKS Instruments, Inc.	158,464
694	Monolithic Power Systems, Inc.	94,030
5,720	NVIDIA Corp. (a)	1,027,083
2,985	NXP Semiconductors NV	263,844
18,676	ON Semiconductor Corp. (b)	384,165
2,941	Qorvo, Inc. (b)	210,958
3,927	Skyworks Solutions, Inc.	323,899
5,964	Teradyne, Inc.	237,606
8,268	Texas Instruments, Inc. (a)	876,987
5,186	Versum Materials, Inc.	260,908
2,740	Xilinx, Inc.	347,405

		11,831,240

	Software - 8.12%
948	2U, Inc. (a)(b)	67,166
5,386	Adobe Systems, Inc. (b)	1,435,315
1,716	ANSYS, Inc. (b)	313,530
5,333	Aspen Technology, Inc. (b)	556,019
3,638	Atlassian Corp. PLC - Class A (b)	408,875
2,135	Autodesk, Inc. (a)(b)	332,676
9,329	Cadence Design System, Inc. (b)	592,485
1,802	CDK Global, Inc.	105,994
1,632	Ceridian HCM Holding, Inc. (a)(b)	83,722
5,478	Citrix Systems, Inc. (a)	545,937
3,384	DocuSign, Inc. (a)(b)	175,427
1,733	Fair Isaac Corp. (b)	470,735
6,814	Fortinet, Inc. (b)	572,172
828	Guidewire Software, Inc. (b)	80,448
4,527	Intuit, Inc.	1,183,403
2,523	Jack Henry & Associates, Inc.	350,041
4,583	LogMeIn, Inc.	367,098
9,498	Manhattan Associates, Inc. (b)	523,435
86,369	Microsoft Corp. (a)	10,186,360
22,939	Nuance Communications, Inc. (b)	388,357
5,757	Nutanix, Inc. - Class A (a)(b)	217,269
24,046	Oracle Corp.	1,291,511

Number of Shares		Value
	Software (Continued)
1,294	Paycom Software, Inc. (b)	$244,734
3,381	Pegasystems, Inc.	219,765
1,376	Proofpoint, Inc. (b)	167,088
3,072	PTC, Inc. (b)	283,177
2,695	Red Hat, Inc. (b)	492,376
5,521	RingCentral, Inc. - Class A (a)(b)	595,164
7,328	salesforce.com, Inc. (a)(b)	1,160,535
3,914	ServiceNow, Inc. (b)	964,762
970	Splunk, Inc. (b)	120,862
1,931	SS&C Technologies Holdings, Inc.	122,985
13,063	Symantec Corp.	300,318
2,007	Synopsys, Inc. (b)	231,106
4,567	Tableau Software, Inc. - Class A (b)	581,288
641	The Ultimate Software Group, Inc. (b)	211,613
2,006	VMware, Inc. - Class A	362,103
1,774	Workday, Inc. - Class A (b)	342,116
4,573	Zendesk, Inc. (a)(b)	388,705

		27,036,672

	Specialty Retail - 4.28%
2,868	Advance Auto Parts, Inc.	489,080
18,294	AutoNation, Inc. (a)(b)	653,462
787	AutoZone, Inc. (b)	805,982
7,572	Best Buy Co., Inc.	538,066
21,779	Dick’s Sporting Goods, Inc. (a)	801,685
7,130	Floor & Decor Holdings, Inc. - Class A (b)	293,899
12,375	Foot Locker, Inc.	749,925
8,840	L Brands, Inc.	243,807
8,044	Lowe’s Cos., Inc.	880,577
1,981	O’Reilly Automotive, Inc. (b)	769,222
14,197	Penske Automotive Group, Inc. (a)	633,896
8,084	Ross Stores, Inc.	752,620
532	Sherwin-Williams Co.	229,138
13,889	The Gap, Inc.	363,614
9,948	The Home Depot, Inc.	1,908,922
21,422	The Michaels Cos., Inc. (b)	244,639
18,428	The TJX Cos., Inc.	980,554
3,545	Tiffany & Co. (a)	374,175
7,134	Tractor Supply Co.	697,420
2,347	Ulta Beauty, Inc. (b)	818,469
20,500	Urban Outfitters, Inc. (b)	607,620
7,145	Williams Sonoma, Inc. (a)	402,049

		14,238,821

	Technology Hardware, Storage & Peripherals - 4.15%
52,136	Apple, Inc.	9,903,233
2,185	Dell Technologies, Inc. - Class C (b)	128,238
12,136	HP, Inc.	235,802
7,444	International Business Machines Corp.	1,050,348
5,760	NCR Corp. (a)(b)	157,190
4,547	NetApp, Inc.	315,289
8,421	Pure Storage, Inc. - Class A (b)	183,494
9,829	Teradata Corp. (b)	429,036
15,194	Western Digital Corp.	730,224
20,962	Xerox Corp.	670,365

		13,803,219

	Textiles, Apparel & Luxury Goods - 1.94%
8,989	Capri Holdings Ltd. (b)	411,247
4,243	Carter’s, Inc. (a)	427,652
5,060	Columbia Sportswear Co.	527,151

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
6,175	lululemon athletica, Inc. (b)	$1,011,897
13,655	NIKE, Inc. - Class B	1,149,887
2,117	PVH Corp.	258,168
3,882	Ralph Lauren Corp.	503,418
11,450	Skechers U.S.A., Inc. - Class A (b)	384,834
8,814	Tapestry, Inc.	286,367
16,512	Under Armour, Inc. - Class A (a)(b)	349,064
18,447	Under Armour, Inc. - Class C (b)	348,095
9,157	VF Corp. (a)	795,835

		6,453,615

	Thrifts & Mortgage - 0.04%
8,321	TFS Financial Corp.	137,047

	Tobacco - 0.27%
2,944	Altria Group, Inc.	169,074
8,358	Philip Morris International, Inc.	738,764

		907,838

	Trading Companies & Distributors - 1.01%
8,344	Fastenal Co.	536,603
6,790	HD Supply Holdings, Inc. (b)	294,346
3,891	MSC Industrial Direct Co., Inc. - Class A	321,824
750	United Rentals, Inc. (b)	85,687
12,830	Univar, Inc. (a)(b)	284,313
2,061	W.W. Grainger, Inc.	620,217
1,505	Watsco, Inc. - Class A	215,531
18,862	WESCO International, Inc. (b)	999,875

		3,358,396

	Transportation Infrastructure - 0.02%
1,640	Macquarie Infrastructure Corp.	67,601

	Water Utilities - 0.08%
2,526	American Water Works Co., Inc.	263,361

	Wireless Telecommunication Services - 0.17%
7,442	Telephone & Data Systems, Inc.	228,693
7,409	United States Cellular Corp. (b)	340,147

		568,840

	Total Common Stocks (Cost $225,932,093)	306,015,732

	INVESTMENT COMPANIES - 2.96%
	Exchange Traded Funds - 2.96%
37,936	Vanguard S&P 500 ETF	9,845,909

	Total Investment Companies (Cost $8,298,703)	9,845,909

	REAL ESTATE INVESTMENT TRUSTS - 4.43%
	Real Estate Investment Trusts - 4.43%
5,500	American Campus Communities, Inc.	261,690
16,885	American Homes 4 Rent - Class A	383,627
2,896	American Tower Corp.	570,686
16,350	Annaly Capital Management, Inc.	163,336
5,742	Apartment Investment & Management Co. - Class A (a)	288,782
12,125	Apple Hospitality REIT, Inc.	197,637
1,837	AvalonBay Communities, Inc.	368,741
500	Boston Properties, Inc.	66,940
11,534	Brixmor Property Group, Inc.	211,880
5,127	Brookfield Property REIT, Inc. - Class A	105,052
1,574	Camden Property Trust	159,761

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
16,294	Chimera Investment Corp.	$305,350
18,667	Colony Capital, Inc.	99,308
1,953	Crown Castle International Corp.	249,984
2,159	CubeSmart	69,174
1,321	CyrusOne, Inc.	69,273
3,506	Digital Realty Trust, Inc. (a)	417,214
7,499	Duke Realty Corp.	229,319
3,918	EPR Properties	301,294
6,704	Equity Commonwealth	219,154
2,732	Equity LifeStyle Properties, Inc.	312,268
2,810	Equity Residential	211,649
1,022	Essex Property Trust, Inc. (a)	295,603
1,557	Extra Space Storage, Inc.	158,674
995	Federal Realty Investment Trust	137,161
7,340	Gaming and Leisure Properties, Inc.	283,104
6,648	HCP, Inc.	208,082
2,328	Healthcare Trust of America, Inc. - Class A	66,558
18,033	Hospitality Properties Trust	474,448
13,023	Host Hotels & Resorts, Inc.	246,135
5,568	Iron Mountain, Inc.	197,441
2,300	JBG SMITH Properties	95,105
3,840	Kimco Realty Corp.	71,040
3,253	Lamar Advertising Co. - Class A	257,833
4,697	Liberty Property Trust	227,429
2,366	Life Storage, Inc.	230,141
17,106	Medical Properties Trust, Inc.	316,632
9,069	MFA Financial, Inc.	65,932
2,459	Mid-America Apartment Communities, Inc.	268,842
5,697	National Retail Properties, Inc.	315,557
18,460	New Residential Investment Corp.	312,159
9,036	Omega Healthcare Investors, Inc. (a)	344,723
7,985	Park Hotels & Resorts, Inc. (a)	248,174
3,878	Prologis, Inc.	279,022
406	Public Storage	88,419
5,364	Realty Income Corp.	394,576
1,026	Regency Centers Corp.	69,245
10,817	Retail Value, Inc.	337,166
907	SBA Communications Corp. (b)	181,092
1,894	Simon Property Group, Inc.	345,106
2,373	Spirit Realty Capital, Inc.	94,279
12,637	Starwood Property Trust, Inc.	282,437
9,609	STORE Capital Corp. (a)	321,901
2,677	Sun Communities, Inc.	317,278
8,204	Two Harbors Investment Corp.	111,000
7,068	UDR, Inc.	321,311
26,079	Uniti Group, Inc. (a)	291,824
4,067	Ventas, Inc.	259,515
23,729	VEREIT, Inc.	198,612
2,353	Weingarten Realty Investors	69,108
4,843	Welltower, Inc.	375,817
4,465	WP Carey, Inc.	349,743

	Total Real Estate Investment Trusts (Cost $13,900,857)	14,770,343

	SHORT TERM INVESTMENTS - 0.79%
	Money Market Funds - 0.79%
2,626,884	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (c)	2,626,884

	Total Short Term Investments (Cost $2,626,884)	2,626,884

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL- 10.66%
	Investments Purchased with Proceeds from Securities Lending Collateral- 10.66%
35,499,125	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.66% (c)	$35,499,125

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $35,499,125)	35,499,125

	Total Investments (Cost $286,257,662) - 110.73%	368,757,993
	Liabilities in Excess of Other Assets - (10.73)%	(35,719,808)

	TOTAL NET ASSETS - 100.00%	$333,038,185

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of March 31, 2019.

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	COMMON STOCKS - 90.45%
	Brazil - 6.51%
43,485	Ambev SA	$186,919
8,317	B2W Cia Digital (a)	89,153
9,186	Banco Bradesco SA	87,746
18,352	Banco do Brasil SA	227,235
7,842	Banco Santander Brasil SA	87,386
31,060	BB Seguridade Participacoes SA	208,635
20,412	Centrais Eletricas Brasileiras SA	190,234
15,268	Cia de Saneamento Basico do Estado de Sao Paulo	162,415
11,274	Cosan SA Industria e Comercio	122,031
26,593	Embraer SA	125,923
11,494	Engie Brasil Energia SA	126,026
12,966	IRB Brasil Resseguros SA	301,354
63,724	JBS SA	262,686
30,985	Lojas Renner SA	344,564
10,188	M Dias Branco SA	111,681
6,124	Magazine Luiza SA	268,634
14,561	Natura Cosmeticos SA	167,241
69,896	Petroleo Brasileiro SA	553,584
6,542	Porto Seguro SA	89,842
12,703	Raia Drogasil SA	210,984
28,389	Rumo SA (a)	137,908
81,317	Sul America SA (b)	613,717
13,653	Suzano Papel e Celulose SA	161,447
27,600	TIM Participacoes SA	83,744
49,899	Vale SA	651,751

		5,572,840

	Chile - 0.68%
786,517	Banco de Chile	115,778
1,074,970	Banco Santander Chile	80,863
12,234	Cia Cervecerias Unidas SA	175,142
27,823	Empresas CMPC SA	98,126
10,237	Latam Airlines Group SA	108,715

		578,624

	China - 18.49%
1,824	58.com, Inc. - ADR (a)	119,800
483,391	Agricultural Bank of China Ltd. - Series H	223,454
17,123	Alibaba Group Holding, Ltd. - ADR (a)	3,124,091
109,067	Angang Steel Co., Ltd. - Series H	79,911
25,182	Anhui Conch Cement Co., Ltd. - Series H	154,086
46,325	ANTA Sports Products Ltd.	315,797
2,656	Autohome, Inc. - ADR (a)	279,199
262,339	BAIC Motor Corp., Ltd. - Series H	171,723
3,033	Baidu, Inc. - ADR (a)	499,990
990,540	Bank of China Ltd. - Series H	450,171
246,960	Bank of Communications Co., Ltd. - Series H	202,608
4,540	Baozun, Inc. - ADR (a)(c)	188,592
569,672	China Cinda Asset Management Co., Ltd. - Series H	158,424
268,528	China CITIC Bank Corp., Ltd. - Series H	171,230
239,358	China Coal Energy Co., Ltd. - Series H	99,177
216,542	China Communications Services Corp., Ltd. - Series H	193,483
1,431,467	China Construction Bank Corp. - Series H	1,228,726
135,610	China Eastern Airlines Corp., Ltd. Series H	96,232
347,000	China Everbright Bank Co., Ltd. - Series H	164,303
172,136	China Hongqiao Group Ltd.	129,740
723,495	China Huarong Asset Management Co., Ltd. - Series H	154,155

Number of Shares		Value
	China (Continued)
82,346	China Mengniu Dairy Co., Ltd.	$306,477
41,264	China Merchants Bank Co., Ltd. - Series H	201,027
230,248	China Minsheng Banking Corp., Ltd. - Series H	167,449
170,617	China National Building Material Co., Ltd. - Series H	135,038
138,078	China Oriental Group Co., Ltd.	86,929
736,003	China Petroleum & Chemical Corp. - Series H	584,140
60,649	China Railway Construction Corp., Ltd. - Series H	79,602
90,680	China Railway Group Ltd. - Series H	82,792
40,626	China Shenhua Energy Co., Ltd. - Series H	92,716
338,103	Chongqing Rural Commercial Bank Co., Ltd. - Series H	195,675
227,558	CNOOC, Ltd.	423,868
107,638	Dongfeng Motor Group Co., Ltd. - Series H	107,984
13,858	ENN Energy Holdings, Ltd.	134,130
49,871	Fosun International Ltd.	84,732
3,950	GDS Holdings, Ltd. - ADR (a)(c)	140,975
268,400	Huadian Power International Corp., Ltd. - Series H	110,579
7,417	JD.com, Inc. - ADR (a)	223,623
351,398	Metallurgical Corp of China, Ltd. - Series H	104,031
4,705	Momo, Inc. - ADR (a)	179,919
1,064	NetEase, Inc. - ADR	256,903
2,090	New Oriental Education & Technology Group, Inc. - ADR (a)	188,288
306,000	PetroChina Co. - Series H	200,312
99,747	PICC Property & Casualty Co., Ltd. - Series H	113,552
72,611	Ping An Insurance Group Co. of China, Ltd. - Series H	817,471
157,293	Postal Savings Bank of China Co., Ltd. - Series H	90,062
16,252	Shenzhou International Group Holdings Ltd.	218,349
55,096	Shimao Property Holdings Ltd.	172,663
402,958	Sihuan Pharmaceutical Holdings Group, Ltd. (e)	97,680
1,615	SINA Corp. (a)	95,673
251,499	Sun Art Retail Group Ltd.	245,356
2,880	TAL Education Group - ADR (a)	103,910
100,731	Uni-President China Holdings Ltd.	98,854
24,103	Vipshop Holdings Ltd. - ADR (a)	193,547
108,591	Want Want China Holdings, Ltd.	90,334
2,046	Weibo Corp. - ADR (a)(c)	126,832
55,626	Weichai Power Co., Ltd. - Series H	89,280
14,717	Wuxi Biologics Cayman, Inc. (a)	143,364
120,761	Yanzhou Coal Mining Co., Ltd. - Series H	118,835
7,278	Yum China Holdings, Inc.	326,855
307,827	Yuzhou Properties Co., Ltd.	186,217
1,555	YY, Inc. - ADR (a)	130,636
80,935	Zhaojin Mining Industry Co., Ltd. - Series H	81,020

		15,832,571

	Colombia - 0.34%
274,886	Ecopetrol SA	294,456

	Czech Republic - 0.14%
5,240	CEZ AS	123,139

	Egypt - 0.41%
54,211	Commercial International Bank Egypt SAE	213,366
129,005	Eastern Tobacco	135,481

		348,847

	Hong Kong - 11.36%
113,188	Alibaba Health Information Technology Ltd. (a)	131,078
60,087	China Conch Venture Holdings Ltd.	215,164

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Hong Kong (Continued)
73,806	China Ding Yi Feng Holdings Ltd. (a)(g)(h)	$217,188
312,739	China First Capital Group, Ltd. (a)	165,464
25,832	China Gas Holdings, Ltd.	91,004
79,491	China Mobile Ltd.	811,153
23,313	China Overseas Land & Investment Ltd.	88,718
153,735	China Resources Cement Holdings, Ltd.	159,285
35,419	China Resources Land Ltd.	159,170
68,587	China Resources Pharmaceutical Group, Ltd.	96,957
45,196	China Resources Power Holdings Co., Ltd.	67,974
346,338	China Telecom Corp., Ltd. - Series H	192,711
117,065	China Unicom Hong Kong Ltd.	149,050
143,338	CITIC Ltd.	214,279
125,656	CSPC Pharmaceutical Group Ltd.	234,115
124,303	Dali Foods Group Co., Ltd.	92,836
69,234	Guangdong Investment Ltd.	133,678
907,612	Industrial & Commercial Bank of China Ltd. - Series H	666,536
194,655	Jiayuan International Group, Ltd.	102,972
490,949	Kaisa Group Holdings Ltd.	223,108
95,910	Kingdee International Software Group Co., Ltd.	111,366
218,287	Lenovo Group Ltd.	196,949
37,647	Longfor Properties Co., Ltd.	132,786
223,067	Maanshan Iron & Steel Co., Ltd. - Series H	109,338
43,139	Shenzhen International Holdings Ltd.	91,733
251,937	Sino Biopharmaceutical Ltd.	230,244
94,527	Sinopec Engineering Group Co., Ltd. - Series H	92,441
74,395	Sinotruk Hong Kong, Ltd.	158,781
133,292	SSY Group, Ltd.	124,304
24,597	Sunac China Holdings Ltd.	122,830
8,744	Sunny Optical Technology Group Co., Ltd.	104,826
77,101	Tencent Holdings Ltd.	3,545,705
136,824	Tingyi Cayman Islands Holding Corp.	225,855
60,469	Yihai International Holding Ltd.	269,389

		9,728,987

	Hungary - 0.27%
11,572	MOL Hungarian Oil & Gas PLC	132,703
2,138	OTP Bank PLC	94,256

		226,959

	India - 8.00%
34,239	Ambuja Cements Ltd.	116,307
6,122	Asian Paints Ltd.	131,812
7,134	Avenue Supermarts Ltd. (a)(b)	151,358
12,491	Axis Bank Ltd. (a)	139,977
3,258	Britannia Industries Ltd.	144,975
20,041	Dabur India Ltd.	118,222
3,724	Divi’s Laboratories Ltd.	91,519
4,115	Dr. Reddy’s Laboratories Ltd.	165,387
19,867	GAIL India Ltd.	99,768
12,292	Havells India Ltd.	137,150
18,244	HCL Technologies Ltd.	286,635
3,002	Hero MotoCorp Ltd.	110,626
74,700	Hindalco Industries Ltd.	221,584
47,214	Hindustan Petroleum Corp Ltd.	194,179
17,644	Hindustan Unilever Ltd.	434,579
15,350	Housing Development Finance Corp., Ltd.	435,985
17,172	Indiabulls Housing Finance Ltd.	212,453
42,728	Indian Oil Corp., Ltd.	100,655
57,688	Infosys Ltd.	619,106

Number of Shares		Value
	India (Continued)
7,952	InterGlobe Aviation Ltd. (b)	$163,780
30,369	ITC Ltd.	130,254
1,648	Nestle India Ltd.	260,541
80,063	Oil & Natural Gas Corp., Ltd.	184,645
370	Page Industries Ltd.	133,309
7,581	Pidilite Industries Ltd.	136,309
125,009	REC Ltd.	275,603
24,503	Reliance Industries Ltd.	482,226
17,926	Tata Consultancy Services Ltd.	518,099
55,966	Tata Motors Ltd. (a)	140,818
14,432	Tech Mahindra Ltd.	161,786
5,844	Titan Co., Ltd.	96,343
36,384	Wipro Ltd.	133,897
30,425	Yes Bank Ltd.	120,574

		6,850,461

	Indonesia - 2.00%
846,077	Adaro Energy Tbk PT	80,124
114,026	Bank Central Asia Tbk PT	222,509
500,386	Bank Rakyat Indonesia Persero Tbk PT	145,292
404,968	Bukit Asam Tbk PT	119,639
232,387	Charoen Pokphand Indonesia Tbk PT	104,546
441,599	Hanjaya Mandala Sampoerna Tbk PT	116,507
181,635	Indah Kiat Pulp & Paper Corp. Tbk PT	109,871
332,198	Jasa Marga Persero Tbk PT	139,607
1,215,482	Kalbe Farma Tbk PT	129,717
158,431	Pabrik Kertas Tjiwi Kimia Tbk PT	122,762
693,843	Perusahaan Gas Negara Tbk PT	114,781
463,270	Telekomunikasi Indonesia Persero Tbk PT	128,052
52,013	Unilever Indonesia Tbk PT	179,993

		1,713,400

	Mexico - 1.73%
81,922	Alfa SAB de CV - Series A	86,859
44,536	Alsea SAB de CV	93,247
400,485	America Movil SAB de CV - Series L	286,175
353,193	Cemex SAB de CV (a)	164,858
13,335	Fomento Economico Mexicano SAB de CV	122,920
8,525	Gruma SAB de CV - Series B	87,304
70,159	Grupo Bimbo SAB de CV - Series A	146,352
24,765	Grupo Financiero Banorte SAB de CV - Series O	134,541
133,688	Wal-Mart de Mexico SAB de CV	357,392

		1,479,648

	Peru - 0.35%
1,237	CREDICORP Ltd.	296,818

	Philippines - 0.25%
5,802	Globe Telecom, Inc.	214,254

	Poland - 1.22%
3,183	CD Projekt SA (a)	166,080
5,674	Dino Polska SA (a)	178,630
6,831	Grupa Lotos SA	148,404
9,413	Jastrzebska Spolka Weglowa SA	149,673
89	LPP SA	192,970
5,142	Polski Koncern Naftowy Orlen SA	130,886
48,221	Polskie Gornictwo Naftowe i Gazownictwo SA	78,639

		1,045,282

	Qatar - 0.93%
7,265	Commercial Bank PQSC	89,718
2,608	INDUSTRIES OF QATAR	88,911

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Qatar (Continued)
13,796	Ooredoo QPSC	$251,612
2,771	Qatar Islamic Bank SAQ	115,490
5,028	Qatar National Bank QPSC	249,282

		795,013

	Republic of Korea - 13.20%
925	Amorepacific Corp.	153,958
1,695	AMOREPACIFIC Group	104,155
19,836	BNK Financial Group, Inc.	116,802
603	Celltrion, Inc. (a)	96,396
8,743	Cheil Worldwide, Inc.	186,456
732	CJ Korea Express Co., Ltd. (a)	106,853
2,997	Coway Co., Ltd.	249,618
2,258	Daelim Industrial Co., Ltd.	191,785
5,104	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	125,977
23,172	DGB Financial Group, Inc.	166,920
6,966	Fila Korea Ltd.	479,126
6,073	GS Engineering & Construction Corp.	228,490
2,793	GS Holdings Corp.	130,093
5,533	Hana Financial Group, Inc.	177,653
2,648	Hankook Tire Co., Ltd.	87,382
7,931	Hanwha Chemical Corp.	146,502
5,513	Hanwha Corp.	148,001
24,749	Hanwha Life Insurance Co., Ltd.	87,305
2,561	HLB, Inc. (a)	181,159
3,666	Hotel Shilla Co., Ltd.	308,944
1,148	Hyundai Department Store Co., Ltd.	102,326
785	Hyundai Motor Co.	82,768
2,843	Hyundai Steel Co.	112,731
10,541	Industrial Bank of Korea	130,517
4,354	KB Financial Group, Inc.	161,107
6,608	Kia Motors Corp.	205,940
5,291	Korea Gas Corp.	210,505
10,058	Korean Air Lines Co., Ltd.	282,801
4,092	KT Corp.	98,752
1,279	Kumho Petrochemical Co., Ltd.	107,479
315	LG Chemical Ltd.	101,748
1,477	LG Electronics, Inc.	97,936
279	LG Household & Health Care Ltd.	348,650
15,796	LG Uplus Corp.	215,127
178	Medy-Tox, Inc.	91,840
352	NCSoft Corp.	153,889
1,326	OCI Co., Ltd.	108,834
885	Orion Corp/Republic of Korea	78,024
681	Pearl Abyss Corp. (a)	100,888
1,183	POSCO	264,164
2,636	POSCO Chemical Co., Ltd.	140,179
5,492	Posco International Corp.	86,093
1,070	Samsung Electro-Mechanics Co., Ltd.	98,969
74,875	Samsung Electronics Co., Ltd.	2,953,289
15,151	Samsung Heavy Industries Co., Ltd. (a)	110,479
651	Samsung SDI Co., Ltd.	123,369
538	Samsung SDS Co., Ltd.	111,626
4,764	Shinhan Financial Group Co., Ltd.	176,898
10,866	SK Hynix, Inc.	712,444
405	SK Telecom Co., Ltd.	89,695
320	ViroMed Co., Ltd. (a)	79,189
7,752	Woori Financial Group, Inc. (a)	93,904

		11,305,735

Number of Shares		Value
	Russian Federation - 3.40%
41,270	Gazprom PJSC - ADR (c)	$186,540
9,033	Lukoil PJSC - ADR (c)	807,641
8,022	MMC Norilsk Nickel PJSC - ADR	168,663
715	NovaTek PJSC - GDR (f)	117,343
4,003	Novolipetsk Steel PJSC	102,869
20,711	Rosneft Oil Co PJSC - GDR (a)(f)	129,883
37,721	Sberbank of Russia PJSC - ADR	497,163
9,904	Severstal PJSC - GDR (f)	154,502
36,200	Surgutneftegas OJSC - ADR	135,026
5,065	Tatneft PJSC - ADR (c)	349,434
146,235	VTB Bank PJSC - GDR (f)	167,181
3,865	X5 Retail Group NV	96,316

		2,912,561

	Singapore - 0.20%
21,277	BOC Aviation Ltd.	173,666

	South Africa - 5.20%
13,226	Absa Group Ltd.	139,969
3,968	Anglo American Platinum, Ltd.	202,576
13,273	AngloGold Ashanti Ltd.	174,516
11,786	Aspen Pharmacare Holdings Ltd.	76,130
4,290	Bid Corp. Ltd.	88,680
1,711	Capitec Bank Holdings Ltd.	160,085
7,902	Clicks Group, Ltd.	100,884
10,717	Exxaro Resources Ltd.	121,882
32,408	FirstRand Ltd.	141,904
3,378	Kumba Iron Ore, Ltd.	101,228
11,775	Liberty Holdings Ltd.	82,449
13,842	Mr. Price Group Ltd.	181,818
19,305	MultiChoice Group Ltd. (a)	161,491
4,481	Naspers Ltd. - N Shares	1,044,260
7,114	Nedbank Group Ltd.	124,328
73,018	Netcare Ltd.	118,768
66,143	Old Mutual Ltd.	100,365
36,910	Pick n Pay Stores Ltd.	169,883
15,693	RMB Holdings Ltd.	82,815
4,410	Sasol Ltd.	137,506
9,834	Shoprite Holdings Ltd.	108,342
17,604	Standard Bank Group Ltd.	227,073
36,360	Telkom SA SOC Ltd.	184,663
9,714	The Bidvest Group Ltd.	130,840
7,730	The Foschini Group Ltd.	87,722
20,400	Truworths International Ltd.	98,662
32,969	Woolworths Holdings Ltd.	106,228

		4,455,067

	Taiwan, Province of China - 12.23%
141,076	Acer, Inc.	90,689
29,739	Advantech Co., Ltd.	247,480
100,548	Asia Cement Corp.	130,994
22,142	Asustek Computer, Inc.	160,448
69,121	Cathay Financial Holding Co., Ltd.	100,967
30,785	Chailease Holding Co., Ltd.	126,144
149,081	Chang Hwa Commercial Bank Ltd.	89,306
652,496	China Airlines Ltd.	208,941
382,822	China Development Financial Holding Corp.	128,134
152,454	China Steel Corp.	125,221
191,657	CTBC Financial Holding Co., Ltd.	127,277
200,820	E.SUN Financial Holdings Co., Ltd.	154,970
11,065	Eclat Textile Co., Ltd.	149,204

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Taiwan, Province of China (Continued)
313,835	Eva Airways Corp.	$153,882
118,129	Far Eastern New Century Corp.	116,948
46,893	Feng TAY Enterprise Co., Ltd.	332,428
130,446	First Financial Holding Co., Ltd.	89,340
34,733	Formosa Chemicals & Fibre Corp.	126,547
27,820	Formosa Petrochemical Corp.	104,437
37,237	Formosa Plastics Corp.	132,545
109,867	Formosa Taffeta Co., Ltd.	131,323
42,739	Foxconn Technology Co., Ltd.	85,424
103,394	Fubon Financial Holding Co., Ltd.	154,562
57,289	Highwealth Construction Corp.	94,530
13,914	Hiwin Technologies Corp.	117,841
49,392	Hon Hai Precision Industry Co., Ltd.	118,043
219,344	Hua Nan Financial Holdings Co., Ltd.	138,147
1,054	Largan Precision Co., Ltd.	158,083
12,584	MediaTek, Inc.	115,701
155,054	Mega Financial Holding Co., Ltd.	141,257
34,179	Micro-Star International Co., Ltd.	96,297
37,684	Nan Ya Plastics Corp.	96,627
22,253	Nien Made Enterprise Co., Ltd.	196,444
107,426	Pou Chen Corp.	131,049
33,264	President Chain Store Corp.	327,916
23,737	Realtek Semiconductor Corp.	140,651
73,710	Shanghai Commercial & Savings Bank Ltd.	116,569
596,861	Shin Kong Financial Holding Co., Ltd.	176,085
289,842	SinoPac Financial Holdings Co., Ltd.	107,350
51,000	Standard Foods Corp.	85,779
319,073	Taishin Financial Holding Co., Ltd.	145,573
377,105	Taiwan Business Bank	146,975
99,611	Taiwan Cement Corp.	133,556
301,886	Taiwan Cooperative Financial Holding Co., Ltd.	191,152
83,159	Taiwan High Speed Rail Corp.	97,241
33,743	Taiwan Mobile Co., Ltd.	122,073
361,996	Taiwan Semiconductor Manufacturing Co., Ltd.	2,899,247
155,373	Uni-President Enterprises Corp.	377,554
337,279	United Microelectronics Corp.	127,730
20,967	Walsin Technology Corp.	136,699
238,584	Winbond Electronics Corp.	114,608
10,373	Yageo Corp.	109,303
243,896	Yuanta Financial Holding Co., Ltd.	139,119
34,786	Zhen Ding Technology Holding Ltd.	108,212

		10,474,622

	Thailand - 1.65%
20,684	Advanced Info Service PCL - NVDR	120,120
306,068	Bangkok Expressway & Metro PCL	97,470
316,187	BTS Group Holdings PCL - NVDR	109,642
18,696	Bumrungrad Hospital PCL - NVDR	105,758
61,152	CP ALL PCL - NVDR	144,100
422,822	Home Product Center PCL - NVDR	204,069
79,676	Muangthai Capital PCL - NVDR	110,809
25,039	PTT Exploration & Production PCL - NVDR	99,007
40,514	PTT Global Chemical PCL - NVDR	86,049
160,871	PTT PCL - NVDR	243,343
157,710	Thai Union Group PCL - NVDR	95,977

		1,416,344

	Turkey - 1.61%
110,695	Akbank Turk AS (a)	126,041
23,622	Anadolu Efes Biracilik Ve Malt Sanayii AS	74,326

Number of Shares		Value
	Turkey (Continued)
12,888	BIM Birlesik Magazalar AS	$176,402
115,676	Haci Omer Sabanci Holding AS	163,206
19,718	TAV Havalimanlari Holding AS	82,727
75,364	Turk Hava Yollari AO (a)	175,343
111,671	Turkiye Garanti Bankasi AS	167,994
155,519	Turkiye Halk Bankasi AS	178,757
235,956	Turkiye Is Bankasi - Series C	234,022

		1,378,818

	United Arab Emirates - 0.28%
36,429	Abu Dhabi Commercial Bank PJSC	94,115
34,962	First Abu Dhabi Bank PJSC	145,431

		239,546

	Total Common Stocks (Cost $63,849,073)	77,457,658

	INVESTMENT COMPANIES - 3.29%
	China - 3.29%
40,508	iShares Core MSCI Emerging Markets ETF	2,094,669
22,642	KraneShares Bosera MSCI China A ETF	722,053

	Total Investment Companies (Cost $2,651,059)	2,816,722

	PREFERRED STOCKS - 3.94%
	Brazil - 2.78%
44,382	Banco Bradesco SA - Preference Shares	485,154
18,441	Centrais Eletricas Brasileiras SA - Preference Shares	177,517
3,426	Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	79,574
28,567	Cia Energetica de Minas Gerais - Preference Shares	100,687
29,912	Gerdau SA - Preference Shares	115,436
84,068	Itau Unibanco Holding SA - Preference Shares	734,536
38,402	Itausa - Investimentos Itau SA - Preference Shares	117,206
80,159	Petroleo Brasileiro SA - Preference Shares	569,764

		2,379,874

	Chile - 0.11%
25,151	Embotelladora Andina SA	91,867

	Republic of Korea - 1.05%
1,504	Amorepacific Corp. - Preference Shares	142,054
393	LG Household & Health Care Ltd. - Preference Shares	289,515
14,623	Samsung Electronics Co., Ltd. - Preference Shares	468,231

		899,800

	Total Preferred Stocks (Cost $2,018,615)	3,371,541

	REAL ESTATE INVESTMENT TRUSTS - 0.12%
	South Africa - 0.12%
76,832	Fortress REIT Ltd. - Class A	97,555

	Total Real Estate Investment Trusts (Cost $99,540)	97,555

	SHORT TERM INVESTMENTS - 0.51%
	Money Market Funds - 0.51%
440,525	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (d)	440,525

	Total Short Term Investments (Cost $440,525)	440,525

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 1.20%
	Investments Purchased with Proceeds from Securities Lending Collateral - 1.20%
1,026,618	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.66% (d)	$1,026,618

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,026,618)	1,026,618

	Total Investments (Cost $70,085,430) - 99.51%	85,210,619
	Other Assets in Excess of Liabilities - 0.49%	422,915

	TOTAL NET ASSETS - 100.00%	$85,633,534

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $928,855, which represents 1.08% of total net assets.
(c)	All or portion of this security is on loan.
(d)	Seven-day yield as of March 31, 2019.
(e)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to Note 9 for further disclosures related to this affiliated security.
(f)	Regulation S securities as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund’s liquidity guidelines. The value of these securities total $568,909, which represents 0.66% of total net assets.
(g)	As of March 31, 2019, the Valuation Committee has fair valued this security. The value of this security was $217,188, which represents 0.25% of total net assets.
(h)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.

Glossary of Terms

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY

March 31, 2019

COMMON STOCKS
Aerospace & Defense	0.15%
Airlines	1.39%
Auto Components	0.30%
Automobiles	0.96%
Banks	12.89%
Beverages	0.65%
Biotechnology	0.31%
Capital Markets	0.78%
Chemicals	1.37%
Construction & Engineering	0.91%
Construction Materials	1.32%
Consumer Finance	0.13%
Diversified Consumer Services	0.34%
Diversified Financial Services	0.92%
Diversified Telecommunication Services	1.48%
Electric Utilities	0.37%
Electrical Equipment	0.16%
Electronic Equipment, Instruments & Components	1.22%
Entertainment	0.61%
Food & Staples Retailing	2.75%
Food Products	3.32%
Gas Utilities	0.76%
Health Care Providers & Services	0.26%
Health Care Technology	0.15%
Hotels, Restaurants & Leisure	0.49%
Household Durables	0.85%
Household Products	0.91%
Independent Power and Renewable Electricity Producers	0.36%
Industrial Conglomerates	1.02%
Insurance	3.32%
Interactive Media & Services	5.66%
Internet & Direct Marketing Retail	4.46%
IT Services	2.46%
Leisure Products	0.21%
Life Sciences Tools & Services	0.27%
Machinery	0.95%
Media	1.63%
Metals & Mining	3.41%
Multiline Retail	0.96%
Oil & Gas	0.93%
Oil, Gas & Consumable Fuels	6.90%
Paper & Forest Products	0.57%
Personal Products	0.63%
Pharmaceuticals	1.35%
Real Estate Management & Development	1.50%
Road & Rail	0.41%

Semiconductors & Semiconductor Equipment	8.25%
Software	0.31%
Specialty Retail	1.03%
Technology Hardware, Storage & Peripherals	0.92%
Textiles, Apparel & Luxury Goods	2.55%
Thrifts & Mortgage Finance	0.76%
Tobacco	0.45%
Trading Companies & Distributors	0.30%
Transportation Infrastructure	0.59%
Water Utilities	0.35%
Wireless Telecommunication Services	2.19%

TOTAL COMMON STOCKS	90.45%

INVESTMENT COMPANIES
Exchange Traded Funds	3.29%

TOTAL INVESTMENT COMPANIES	3.29%

PREFERRED STOCKS
Banks	1.57%
Beverages	0.11%
Electric Utilities	0.32%
Food & Staples Retailing	0.09%
Metals & Mining	0.13%
Oil, Gas & Consumable Fuels	0.67%
Personal Products	0.50%
Semiconductors & Semiconductor Equipment	0.55%

TOTAL PREFERRED STOCKS	3.94%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.12%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.12%

SHORT TERM INVESTMENTS
Money Market Funds	0.51%

TOTAL SHORT TERM INVESTMENTS	0.51%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	1.20%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	1.20%

TOTAL INVESTMENTS	99.51%
Other Assets in Excess of Liabilities	0.49%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	COMMON STOCKS - 86.52%
	Aerospace & Defense - 1.06%
427	AAR Corp.	$13,882
509	Aerojet Rocketdyne Holdings, Inc. (a)	18,085
204	AeroVironment, Inc. (a)	13,956
938	Axon Enterprise, Inc. (a)	51,036
992	BWX Technologies, Inc. (b)	49,183
289	Cubic Corp.	16,253
306	Curtiss-Wright Corp.	34,682
555	Ducommun, Inc. (a)	24,154
272	HEICO Corp.	25,805
583	HEICO Corp. - Class A	49,007
525	Hexcel Corp.	36,309
324	Huntington Ingalls Industries, Inc.	67,133
1,178	Kratos Defense & Security Solutions, Inc. (a)	18,412
411	Moog, Inc. - Class A	35,736
1,072	Spirit AeroSystems Holdings, Inc. - Class A	98,120
331	Teledyne Technologies, Inc. (a)	78,450
2,190	The KEYW Holding Corp. (a)(b)	18,878
1,203	Vectrus, Inc. (a)	31,988

		681,069

	Air Freight & Logistics - 0.22%
2,482	Echo Global Logistics, Inc. (a)	61,504
226	Forward Air Corp.	14,629
303	Hub Group, Inc. - Class A (a)	12,378
8,035	Radiant Logistics, Inc. (a)	50,620

		139,131

	Airlines - 0.20%
900	Alaska Air Group, Inc. (b)	50,508
180	Copa Holdings SA - Class A	14,510
2,890	JetBlue Airways Corp. (a)	47,280
275	Spirit Airlines, Inc. (a)	14,537

		126,835

	Auto Components - 0.67%
881	Adient PLC - ADR	11,418
2,352	American Axle & Manufacturing Holdings, Inc. (a)	33,657
1,536	Dana, Inc.	27,249
404	Dorman Products, Inc. (a)	35,588
632	Fox Factory Holding Corp. (a)	44,170
2,772	Gentex Corp.	57,325
464	Gentherm, Inc. (a)	17,103
2,143	Goodyear Tire & Rubber Co.	38,895
258	LCI Industries	19,820
340	Standard Motor Products, Inc.	16,694
1,594	Stoneridge, Inc. (a)	46,003
2,486	Superior Industries International, Inc.	11,833
553	Tower International, Inc.	11,630
184	Visteon Corp. (a)	12,392
319	WABCO Holdings, Inc. (a)	42,054

		425,831

	Automobiles - 0.15%
571	Harley-Davidson, Inc. (b)	20,362
914	Thor Industries, Inc. (b)	57,006
674	Winnebago Industries, Inc.	20,995

		98,363

	Banks - 4.68%
831	1st Constitution Bancorp.	14,767
274	1st Source Corp.	12,305

Number of Shares		Value
	Banks (Continued)
364	ACNB Corp.	$13,468
1,911	Associated Banc-Corp.	40,800
1,500	Banc of California, Inc.	20,760
562	BancFirst Corp.	29,308
2,272	Bancorp, Inc. (a)	18,358
758	BancorpSouth, Inc.	21,391
1,501	Bank of Commerce Holdings	15,836
455	Bank of Hawaii Corp.	35,886
426	Bank of Marin Bancorp	17,334
1,046	Bank OZK	30,313
1,592	BankUnited, Inc.	53,173
1,121	BCB Bancorp, Inc.	15,021
772	Blue Hills Bancorp, Inc.	18,451
193	BOK Financial Corp.	15,739
375	Bryn Mawr Bank Corp.	13,549
284	C&F Financial Corp.	14,370
628	Cadence BanCorp	11,649
374	Camden National Corp.	15,603
568	Cathay General Bancorp	19,261
889	CenterState Bank Corp.	21,167
205	Century Bancorp, Inc. - Class A	14,965
313	Chemical Financial Corp.	12,883
306	Chemung Financial Corp.	14,361
852	CIT Group, Inc.	40,870
221	City Holding Co.	16,838
1,074	Commerce Bancshares, Inc.	62,356
435	Community Bank Systems, Inc.	26,000
356	Community Trust Bancorp, Inc.	14,617
713	County Bancorp, Inc.	12,549
991	Cullen Frost Bankers, Inc.	96,196
971	Customers Bancorp, Inc. (a)	17,779
239	Eagle Bancorp, Inc. (a)	11,998
1,796	East West Bancorp, Inc.	86,154
953	Enterprise Financial Services Corp.	38,854
1,823	F.N.B. Corp.	19,324
1,281	Farmers National Banc Corp.	17,665
733	Fidelity Southern Corp.	20,077
580	Fifth Third Bancorp	14,628
437	First Bancorp (North Carolina)	15,190
2,432	First BanCorp (Puerto Rico)	27,871
1,304	First Bank	15,035
890	First Business Financial Services, Inc.	17,818
105	First Citizens BancShares, Inc. - Class A	42,756
1,060	First Commonwealth Financial Corp.	13,356
545	First Community Bancshares, Inc. (b)	18,061
1,398	First Financial Bancorp.	33,636
778	First Financial Bankshares, Inc.	44,953
723	First Guaranty Bancshares, Inc.	14,821
469	First Hawaiian, Inc.	12,217
1,267	First Horizon National Corp.	17,713
620	First Internet Bancorp	11,985
320	First Interstate BancSystem, Inc. - Class A	12,742
500	First Merchants Corp.	18,425
405	First Mid-Illinois Bancshares, Inc.	13,495
1,790	Fulton Financial Corp.	27,709
504	Glacier Bancorp, Inc.	20,195
343	Great Southern Bancorp, Inc.	17,802
814	Hancock Whitney Corp.	32,886
402	Heartland Financial U.S.A., Inc.	17,145
755	Hilltop Holdings, Inc.	13,779

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Banks (Continued)
985	Home BancShares, Inc.	$17,306
926	Hope Bancorp, Inc.	12,112
394	IBERIABANK Corp.	28,254
861	Independent Bank Corp.	18,511
247	Independent Bank Group, Inc.	12,669
879	International Bancshares Corp.	33,428
1,515	Investors Bancorp, Inc.	17,953
981	Lakeland Bancorp, Inc.	14,646
400	Lakeland Financial Corp.	18,088
1,493	Live Oak Bancshares, Inc.	21,813
462	National Bank Holdings Corp. - Class A	15,366
486	NBT Bancorp, Inc.	17,501
328	Nicolet Bankshares, Inc. (a)	19,549
885	Northeast Bancorp	18,302
355	Northrim BanCorp, Inc.	12,219
937	OFG Bancorp	18,543
354	Ohio Valley Banc Corp.	12,797
458	Old Line Bancshares, Inc.	11,418
1,437	Old National Bancorp	23,567
1,571	Old Second Bancorp, Inc.	19,779
1,955	Pacific Mercantile Bancorp (a)	14,897
822	PacWest Bancorp	30,915
183	Park National Corp.	17,339
1,302	Parke Bancorp, Inc.	27,199
577	Peoples Bancorp, Inc.	17,870
286	Pinnacle Financial Partners, Inc.	15,644
1,193	Popular, Inc.	62,191
336	Preferred Bank	15,110
833	Premier Financial Bancorp, Inc.	13,086
524	Prosperity Bancshares, Inc.	36,187
689	RBB Bancorp	12,953
324	Republic Bancorp, Inc. - Class A	14,489
511	S&T Bancorp, Inc.	20,200
438	Sandy Spring Bancorp, Inc.	13,701
626	SB One Bancorp	13,597
838	ServisFirst Bancshares, Inc.	28,291
1,465	Shore Bancshares, Inc.	21,843
258	Signature Bank	33,042
593	Simmons First National Corp. - Class A	14,517
177	South State Corp.	12,096
894	Sterling Bancorp	16,655
582	Summit Financial Group, Inc.	15,429
2,278	Synovus Financial Corp.	78,272
2,390	TCF Financial Corp.	49,449
496	Texas Capital Bancshares, Inc. (a)	27,077
1,000	The Bank of N.T. Butterfield & Son, Ltd.	35,880
593	TowneBank	14,677
827	TriState Capital Holdings, Inc. (a)	16,896
493	Triumph Bancorp, Inc. (a)	14,489
386	Trustmark Corp.	12,981
342	UMB Financial Corp.	21,902
1,727	Umpqua Holdings Corp.	28,496
443	Union Bankshares Corp.	14,322
373	Union Bankshares, Inc.	16,871
477	United Bankshares, Inc.	17,286
776	Unity Bancorp, Inc.	14,651
1,796	Valley National Bancorp	17,206
323	Washington Trust Bancorp, Inc.	15,552
652	Webster Financial Corp.	33,037

Number of Shares		Value
	Banks (Continued)
1,028	WesBanco, Inc.	$40,863
901	West Bancorporation, Inc.	18,633
295	WestAmerica Bancorporation	18,231
1,071	Western Alliance Bancorp (a)	43,954
852	Wintrust Financial Corp.	57,365
1,851	Zions Bancorporation	84,054

		2,989,429

	Beverages - 0.33%
220	Boston Beer Co., Inc. - Class A (a)	64,841
21,600	Castle Brands, Inc. (a)	15,044
6,862	Celsius Holdings, Inc. (a)(b)	29,232
142	Coca-Cola Consolidated, Inc.	40,872
262	MGP Ingredients, Inc.	20,213
405	National Beverage Corp. (b)	23,381
988	Primo Water Corp. (a)	15,274

		208,857

	Biotechnology - 2.60%
613	ACADIA Pharmaceuticals, Inc. (a)	16,459
3,746	Acorda Therapeutics, Inc. (a)	49,784
1,312	Alkermes PLC (a)	47,875
4,436	AMAG Pharmaceuticals, Inc. (a)	57,136
360	Arena Pharmaceuticals, Inc. (a)	16,139
3,527	ArQule, Inc. (a)	16,894
802	Array BioPharma, Inc. (a)	19,553
1,321	Arrowhead Pharmaceuticals, Inc. (a)	24,240
432	Atara Biotherapeutics, Inc. (a)	17,172
1,693	BioCryst Pharmaceuticals, Inc. (a)	13,781
311	Biohaven Pharmaceutical Holding Co., Ltd. (a)	16,007
281	BioSpecifics Technologies Corp. (a)	17,515
991	CareDx, Inc. (a)	31,236
690	Celcuity, Inc. (a)	15,118
904	Cellular Biomedicine Group, Inc. (a)	15,639
575	Denali Therapeutics, Inc. (a)	13,352
853	Eagle Pharmaceuticals, Inc. (a)	43,068
869	Emergent BioSolutions, Inc. (a)	43,902
196	Enanta Pharmaceuticals, Inc. (a)(b)	18,722
563	Exact Sciences Corp. (a)	48,767
2,208	Exelixis, Inc. (a)	52,550
1,548	Fate Therapeutics, Inc. (a)	27,198
322	FibroGen, Inc. (a)	17,501
984	Genomic Health, Inc. (a)	68,929
8,133	Geron Corp. (a)	13,501
2,007	Immunomedics, Inc. (a)	38,554
162	Intercept Pharmaceuticals, Inc. (a)	18,121
1,221	Invitae Corp. (a)	28,596
997	Ionis Pharmaceuticals, Inc. (a)	80,926
218	Ligand Pharmaceuticals, Inc. - Class B (a)(b)	27,405
1,811	Minerva Neurosciences, Inc. (a)	14,234
382	Mirati Therapeutics, Inc. (a)(b)	28,001
2,389	Myriad Genetics, Inc. (a)	79,315
2,235	Natera, Inc. (a)	46,086
425	Neurocrine Biosciences, Inc. (a)	37,443
5,021	OPKO Health, Inc. (a)(b)	13,105
369	PTC Therapeutics, Inc. (a)	13,889
484	Puma Biotechnology, Inc. (a)	18,774
716	Ra Pharmaceuticals, Inc. (a)	16,038
2,312	Recro Pharma, Inc. (a)	13,548
359	REGENXBIO, Inc. (a)	20,574
324	Repligen Corp. (a)	19,142

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Biotechnology (Continued)
351	Sarepta Therapeutics, Inc. (a)(b)	$41,836
966	Seattle Genetics, Inc. (a)(b)	70,750
260	Ultragenyx Pharmaceutical, Inc. (a)	18,034
1,200	United Therapeutics Corp. (a)	140,844
1,290	Vanda Pharmaceuticals, Inc. (a)	23,736
2,390	Veracyte, Inc. (a)	59,798
3,438	Vericel Corp. (a)	60,199
459	Xencor, Inc. (a)	14,257

		1,665,243

	Building Products - 1.40%
1,860	A. O. Smith Corp.	99,175
727	AAON, Inc.	33,573
599	Advanced Drainage Systems, Inc.	15,436
995	Allegion PLC	90,256
271	American Woodmark Corp. (a)	22,393
477	Apogee Enterprises, Inc.	17,883
1,315	Armstrong Flooring, Inc. (a)	17,884
679	Armstrong World Industries, Inc.	53,926
3,402	Builders FirstSource, Inc. (a)	45,383
780	Continental Building Products, Inc. (a)	19,336
338	CSW Industrials, Inc. (a)	19,364
1,318	Fortune Brands Home & Security, Inc.	62,750
994	JELD-WEN Holding, Inc. (a)	17,554
393	Lennox International, Inc. (b)	103,909
353	Masonite International Corp. (a)	17,611
2,431	NCI Building Systems, Inc. (a)	14,975
982	Owens Corning, Inc.	46,272
485	Patrick Industries, Inc. (a)	21,980
952	PGT Innovations, Inc. (a)	13,185
1,328	Quanex Building Products Corp.	21,102
502	Simpson Manufacturing Co., Inc.	29,754
1,024	Trex Co., Inc. (a)	62,997
807	Universal Forest Products, Inc.	24,121
635	USG Corp.	27,496

		898,315

	Capital Markets - 1.94%
1,629	Artisan Partners Asset Management, Inc. - Class A	41,002
338	Associated Capital Group, Inc. - Class A	13,371
896	B. Riley Financial, Inc.	14,954
856	Blucora, Inc. (a)	28,573
2,512	BrightSphere Investment Group PLC	34,063
733	Cohen & Steers, Inc.	30,984
826	Cowen Group, Inc. - Class A (a)	11,969
106	Diamond Hill Investment Group, Inc.	14,840
1,506	Donnelley Financial Solutions, Inc. (a)	22,409
1,353	Eaton Vance Corp.	54,539
643	Evercore Partners, Inc. - Class A	58,513
539	FactSet Research Systems, Inc.	133,818
1,671	Federated Investors, Inc. - Class B	48,977
1,926	GAIN Capital Holdings, Inc.	12,095
672	Greenhill & Co., Inc.	14,455
733	Hamilton Lane, Inc. - Class A	31,944
748	Houlihan Lokey, Inc.	34,296
372	INTL. FCStone, Inc. (a)	14,419
4,148	Ladenburg Thalmann Financial Services, Inc.	11,739
1,871	Lazard, Ltd. - Class A	67,618
732	Legg Mason, Inc.	20,035
1,302	LPL Financial Holdings, Inc.	90,684

Number of Shares		Value
	Capital Markets (Continued)
389	MarketAxess Holdings, Inc.	$95,725
743	Moelis & Co. - Class A	30,916
478	Morningstar, Inc.	60,223
705	Oppenheimer Holdings, Inc. - Class A	18,344
206	Piper Jaffray Cos.	15,003
2,329	Pzena Investment Management, Inc. - Class A	18,842
1,551	SEI Investments Co.	81,040
1,873	Siebert Financial Corp. (a)	22,120
934	Virtu Financial, Inc. - Class A	22,182
241	Virtus Investment Partners, Inc.	23,510
1,922	Waddell & Reed Financial, Inc. - Class A	33,231
411	Westwood Holdings Group, Inc.	14,496

		1,240,929

	Chemicals - 1.53%
507	AdvanSix, Inc. (a)	14,485
831	American Vanguard Corp.	14,310
358	Ashland Global Holdings, Inc.	27,971
1,344	Axalta Coating Systems, Ltd. (a)	33,882
184	Balchem Corp.	17,075
1,971	CF Industries Holdings, Inc.	80,574
222	Chase Corp.	20,544
2,853	Element Solutions, Inc. (a)	28,815
1,455	FutureFuel Corp.	19,497
466	GCP Applied Technologies, Inc. (a)	13,794
431	H.B. Fuller Co.	20,964
474	Hawkins, Inc.	17,457
2,022	Huntsman Corp.	45,475
828	Ingevity Corp. (a)	87,445
152	Innospec, Inc.	12,669
4,850	Intrepid Potash, Inc. (a)	18,381
595	Kraton Corp. (a)	19,147
996	Kronos Worldwide, Inc.	13,964
304	Minerals Technologies, Inc.	17,872
81	NewMarket Corp.	35,118
1,503	Olin Corp.	34,779
1,665	OMNOVA Solutions, Inc. (a)	11,688
799	PolyOne Corp.	23,419
827	PQ Group Holdings, Inc. (a)	12,546
196	Quaker Chemical Corp.	39,265
1,320	Rayonier Advanced Materials, Inc.	17,899
1,284	RPM International, Inc.	74,523
191	Sensient Technologies Corp.	12,948
279	Stepan Co.	24,418
1,124	The Chemours Co.	41,768
210	The Scotts Miracle-Gro Co. - Class A	16,502
752	Trinseo SA	34,066
1,890	Tronox Holdings PLC - Class A	24,854
1,734	Valvoline, Inc.	32,183
248	W.R. Grace & Co.	19,354

		979,651

	Commercial Services & Supplies - 1.78%
595	ABM Industries, Inc.	21,628
2,731	ACCO Brands Corp.	23,377
2,505	ADT, Inc. (b)	16,007
732	Advanced Disposal Services, Inc. (a)	20,496
858	Avery Dennison Corp.	96,954
243	Barrett Business Services, Inc.	18,791
977	BrightView Holdings, Inc. (a)	14,069
1,008	Casella Waste Systems, Inc. - Class A (a)	35,844

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
470	Cimpress NV (a)	$37,661
319	Clean Harbors, Inc. (a)	22,818
629	Comfort Systems USA, Inc.	32,953
1,061	Covanta Holding Corp. (b)	18,366
901	Deluxe Corp.	39,392
681	Healthcare Services Group, Inc.	22,466
868	Heritage-Crystal Clean, Inc. (a)	23,827
1,750	Herman Miller, Inc.	61,565
813	HNI Corp.	29,504
1,162	Interface, Inc.	17,802
1,008	KAR Auction Services, Inc.	51,720
4,551	Kimball International, Inc. - Class B	64,351
814	Knoll, Inc.	15,393
2,305	LSC Communications, Inc.	15,052
476	MSA Safety, Inc.	49,218
253	Multi-Color Corp.	12,622
3,329	NL Industries, Inc. (a)	12,916
2,371	Pitney Bowes, Inc.	16,289
1,593	Quad/Graphics, Inc.	18,957
2,280	Rollins, Inc. (b)	94,894
415	SP Plus Corp. (a)	14,160
2,012	Steelcase, Inc. - Class A	29,275
379	Stericycle, Inc. (a)	20,625
2,235	Sykes Enterprises, Inc. (a)	63,206
897	Team, Inc. (a)(b)	15,697
568	Tetra Tech, Inc.	33,847
370	The Brinks Co.	27,902
268	US Ecology, Inc.	15,003
234	Viad Corp.	13,172

		1,137,819

	Communications Equipment - 1.17%
315	Acacia Communications, Inc. (a)	18,065
862	ADTRAN, Inc.	11,809
2,169	ARRIS International PLC (a)	68,562
1,298	CalAmp Corp. (a)	16,329
3,543	Calix, Inc. (a)	27,281
1,950	Ciena Corp. (a)	72,813
1,147	Clearfield, Inc. (a)	16,861
1,893	CommScope Holding Co., Inc. (a)	41,135
776	Comtech Telecommunications Corp.	18,019
1,823	DASAN Zhone Solutions, Inc. (a)	19,488
2,114	Digi International, Inc. (a)	26,784
527	EchoStar Corp. - Class A (a)	19,209
7,657	Extreme Networks, Inc. (a)	57,351
803	Finisar Corp. (a)	18,606
3,420	Harmonic, Inc. (a)	18,536
500	InterDigital, Inc.	32,990
1,623	KVH Industries, Inc. (a)	16,538
734	Lumentum Holdings, Inc. (a)	41,500
460	NETGEAR, Inc. (a)	15,235
1,520	NetScout Systems, Inc. (a)	42,666
344	Plantronics, Inc.	15,862
1,248	Quantenna Communications, Inc. (a)	30,364
3,650	Ribbon Communications, Inc. (a)	18,798
339	Ubiquiti Networks, Inc. (b)	50,752
201	ViaSat, Inc. (a)	15,578
1,644	Viavi Solutions, Inc. (a)	20,353

		751,484

Number of Shares		Value
	Construction & Engineering - 0.66%
1,164	AECOM (a)	$34,536
892	Aegion Corp. (a)	15,672
1,005	Ameresco, Inc. - Class A (a)	16,261
509	Arcosa, Inc.	15,550
307	Dycom Industries, Inc. (a)	14,104
423	EMCOR Group, Inc.	30,913
844	Fluor Corp.	31,059
2,365	Great Lakes Dredge & Dock Corp. (a)	21,072
6,284	HC2 Holdings, Inc. (a)	15,396
896	IES Holdings, Inc. (a)	15,922
1,054	Jacobs Engineering Group, Inc.	79,250
1,513	KBR, Inc.	28,883
406	MYR Group, Inc. (a)	14,060
500	NV5 Global, Inc. (a)	29,680
765	Quanta Services, Inc.	28,871
1,035	Sterling Construction Co., Inc. (a)	12,958
892	Tutor Perini Corp. (a)	15,271

		419,458

	Construction Materials - 0.06%
211	Eagle Materials, Inc.	17,787
437	US Concrete, Inc. (a)	18,101

		35,888

	Consumer Finance - 0.88%
203	Credit Acceptance Corp. (a)	91,742
1,286	Curo Group Holdings Corp. (a)	12,899
2,915	Elevate Credit, Inc. (a)	12,651
2,599	Enova International, Inc. (a)	59,309
1,944	EZCORP, Inc. - Class A (a)	18,118
395	FirstCash, Inc.	34,167
427	Green Dot Corp. - Class A (a)	25,897
3,776	Navient Corp.	43,688
510	Nelnet, Inc. - Class A	28,086
720	OneMain Holdings, Inc.	22,860
648	PRA Group, Inc. (a)	17,373
2,519	Regional Management Corp. (a)	61,514
3,790	Santander Consumer USA Holdings, Inc.	80,083
5,225	SLM Corp.	51,780

		560,167

	Containers & Packaging - 0.69%
308	AptarGroup, Inc.	32,768
596	Bemis Co., Inc.	33,066
1,101	Berry Plastics Group, Inc. (a)	59,311
396	Crown Holdings, Inc. (a)	21,610
314	Greif, Inc. - Class A	12,952
2,215	Myers Industries, Inc.	37,899
1,321	Owens-Illinois, Inc.	25,073
949	Packaging Corp. of America	94,312
1,158	Sealed Air Corp.	53,337
776	Silgan Holdings, Inc.	22,993
789	Sonoco Products Co.	48,547

		441,868

	Distributors - 0.12%
1,251	Core-Mark Holding Co., Inc.	46,449
1,326	Funko, Inc. - Class A (a)	28,801

		75,250

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Diversified Consumer Services - 1.58%
1,613	Adtalem Global Education, Inc. (a)	$74,714
1,527	American Public Education, Inc. (a)	45,993
303	Bright Horizons Family Solutions, Inc. (a)	38,514
3,491	Career Education Corp. (a)	57,671
1,028	Carriage Services, Inc.	19,789
2,460	Chegg, Inc. (a)	93,775
527	frontdoor, Inc. (a)	18,139
87	Graham Holdings Co. - Class B	59,437
638	Grand Canyon Education, Inc. (a)	73,057
4,372	H&R Block, Inc. (b)	104,666
1,275	Hillenbrand, Inc.	52,951
3,657	Houghton Mifflin Harcourt Co. (a)	26,586
2,317	K12, Inc. (a)	79,079
486	Matthews International Corp. - Class A	17,958
2,606	Regis Corp. (a)	51,260
1,023	Service Corp. International	41,074
1,488	ServiceMaster Global Holdings, Inc. (a)	69,490
751	Sotheby’s - Class A (a)	28,350
221	Strategic Education, Inc.	29,020
1,337	Weight Watchers International, Inc. (a)	26,941

		1,008,464

	Diversified Financial Services - 0.19%
684	Cannae Holdings, Inc. (a)	16,594
707	Encore Capital Group, Inc. (a)(b)	19,251
831	Voya Financial, Inc.	41,517
361	World Acceptance Corp. (a)	42,284

		119,646

	Diversified Telecommunication Services - 0.27%
474	Cogent Communications Holdings, Inc.	25,714
9,036	Frontier Communications Corp. (a)(b)	17,982
658	Iridium Communications, Inc. (a)	17,398
2,159	Ooma, Inc. (a)	28,585
6,705	Vonage Holdings Corp. (a)	67,318
649	Zayo Group Holdings, Inc. (a)	18,445

		175,442

	Electric Utilities - 0.66%
446	ALLETE, Inc.	36,675
280	El Paso Electric Co.	16,470
718	Hawaiian Electric Industries, Inc.	29,273
497	IDACORP, Inc.	49,471
265	MGE Energy, Inc.	18,012
2,036	OGE Energy Corp.	87,792
749	Pinnacle West Capital Corp.	71,589
415	PNM Resources, Inc.	19,646
648	Portland General Electric Co.	33,592
5,018	Spark Energy, Inc. - Class A	44,710
238	Unitil Corp.	12,893

		420,123

	Electrical Equipment - 0.91%
485	Acuity Brands, Inc.	58,205
510	Allied Motion Technologies, Inc.	17,534
831	Atkore International Group, Inc. (a)	17,891
417	AZZ, Inc.	17,068
344	Belden, Inc.	18,473
791	Brady Corp. - Class A	36,710
240	Encore Wire Corp.	13,733
327	EnerSys	21,307

Number of Shares		Value
	Electrical Equipment (Continued)
3,041	Enphase Energy, Inc. (a)(b)	$28,068
524	Franklin Electric Co., Inc.	26,771
583	Generac Holdings, Inc. (a)	29,867
1,955	GrafTech International, Ltd.	25,004
383	Hubbell, Inc. (b)	45,186
527	II-VI, Inc. (a)(b)	19,626
1,048	nVent Electric PLC	28,275
287	Preformed Line Products Co.	15,237
526	Regal Beloit Corp.	43,064
1,068	Sensata Technologies Holding PLC (a)	48,081
1,342	Sunrun, Inc. (a)	18,869
849	Vicor Corp. (a)(b)	26,336
295	Woodward Governor Co.	27,993

		583,298

	Electronic Equipment, Instruments & Components - 2.98%
842	Anixter International, Inc. (a)	47,245
597	Arrow Electronics, Inc. (a)	46,005
897	Avnet, Inc.	38,903
1,250	AVX Corp.	21,675
654	Bel Fuse, Inc. - Class B	16,533
1,066	Benchmark Electronics, Inc.	27,983
1,955	CDW Corp.	188,403
1,526	Cognex Corp. (b)	77,612
275	Coherent, Inc. (a)	38,973
1,716	Control4 Corp. (a)	29,052
508	CTS Corp.	14,920
2,185	Daktronics, Inc.	16,278
663	Dolby Laboratories, Inc. - Class A	41,749
506	Fabrinet (a)	26,494
394	FARO Technologies, Inc. (a)	17,301
4,295	Fitbit, Inc. - Class A (a)	25,426
1,161	FLIR Systems, Inc.	55,240
832	Insight Enterprises, Inc. (a)	45,810
5,229	Iteris, Inc. (a)	21,805
503	Itron, Inc. (a)	23,465
532	Jabil, Inc.	14,146
1,312	KEMET Corp.	22,265
2,121	Keysight Technologies, Inc. (a)	184,951
867	Kimball Electronics, Inc. (a)	13,430
1,326	Knowles Corp. (a)	23,377
107	Littelfuse, Inc. (b)	19,525
233	Mercury Systems, Inc. (a)	14,931
95	Mesa Laboratories, Inc.	21,898
519	Methode Electronics, Inc.	14,937
295	MTS Systems Corp.	16,066
1,714	Napco Security Technologies, Inc. (a)	35,548
1,509	National Instruments Corp.	66,939
501	Novanta, Inc. (a)	42,450
244	OSI Systems, Inc. (a)	21,374
1,123	PAR Technology Corp. (a)	27,469
926	PC Connection, Inc.	33,956
166	Rogers Corp. (a)	26,374
884	Sanmina Corp. (a)	25,503
712	ScanSource, Inc. (a)	25,504
511	SYNNEX Corp.	48,744
408	Tech Data Corp. (a)	41,783
2,242	Trimble, Inc. (a)	90,577
1,874	TTM Technologies, Inc. (a)	21,982
151	Universal Display Corp.	23,080

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,951	Vishay Intertechnology, Inc. (b)	$36,035
493	Vishay Precision Group, Inc. (a)	16,866
733	Zebra Technologies Corp. - Class A (a)	153,586

		1,904,168

	Energy Equipment & Services - 0.80%
471	Apergy Corp. (a)	19,339
3,776	Basic Energy Services, Inc. (a)	14,349
755	C&J Energy Services, Inc. (a)	11,718
500	Cactus, Inc. - Class A (a)	17,800
1,787	Diamond Offshore Drilling, Inc. (a)(b)	18,746
1,190	Era Group, Inc. (a)	13,733
3,372	FTS International, Inc. (a)	33,720
1,597	Helix Energy Solutions Group, Inc. (a)	12,632
492	Helmerich & Payne, Inc.	27,336
2,238	Keane Group, Inc. (a)	24,372
939	Liberty Oilfield Services, Inc. - Class A (b)	14,451
1,790	Mammoth Energy Services, Inc.	29,804
1,952	Matrix Service Co. (a)	38,220
544	Nine Energy Service, Inc. (a)	12,322
5,098	Noble Corp. PLC (a)	14,631
1,099	Oceaneering International, Inc. (a)	17,331
774	Oil States International, Inc. (a)(b)	13,127
877	Patterson-UTI Energy, Inc.	12,296
8,517	Profire Energy, Inc. (a)	15,245
757	ProPetro Holding Corp. (a)	17,063
1,191	RigNet, Inc. (a)	11,636
1,746	Rowan Cos., Inc. - Class A (a)	18,839
1,430	RPC, Inc. (b)	16,316
330	SEACOR Holdings, Inc. (a)	13,952
1,121	Select Energy Services, Inc. - Class A (a)	13,474
6,919	Transocean, Ltd. (a)	60,264

		512,716

	Entertainment - 0.69%
990	AMC Entertainment Holdings, Inc. - Class A (b)	14,702
1,376	Eros International PLC (a)	12,577
5,123	Glu Mobile, Inc. (a)	56,046
459	Liberty Media Corp. - Liberty Braves - Class A (a)	12,824
459	Liberty Media Corp. - Liberty Braves - Class C (a)	12,746
697	Liberty Media Corp. - Liberty Formula One - Class C (a)	24,430
866	Lions Gate Entertainment Corp. - Class A	13,544
1,165	Lions Gate Entertainment Corp. - Class B	17,592
1,606	Live Nation Entertainment, Inc. (a)(b)	102,045
2,667	Rosetta Stone, Inc. (a)	58,274
93	The Madison Square Garden Co. - Class A (a)	27,261
329	The Marcus Corp.	13,176
641	World Wrestling Entertainment, Inc. - Class A	55,626
3,683	Zynga, Inc. - Class A (a)	19,630

		440,473

	Food & Staples Retailing - 0.97%
1,651	BJ’s Wholesale Club Holdings, Inc. (a)	45,237
532	Casey’s General Stores, Inc. (b)	68,506
5,063	Diplomat Pharmacy, Inc. (a)	29,416
1,090	Ingles Markets, Inc. - Class A	30,106
2,198	Natural Grocers by Vitamin Cottage, Inc. (a)	26,266
1,793	Performance Food Group Co. (a)	71,075
265	PriceSmart, Inc.	15,603

Number of Shares		Value
	Food & Staples Retailing (Continued)
26,721	Rite Aid Corp. (a)	$16,968
1,656	SpartanNash Co.	26,281
2,203	Sprouts Farmers Market, Inc. (a)	47,453
1,314	The Chefs’ Warehouse, Inc. (a)	40,800
1,129	United Natural Foods, Inc. (a)	14,925
3,185	US Foods Holding Corp. (a)	111,188
1,158	Village Super Market, Inc. - Class A	31,648
1,093	Weis Markets, Inc. (b)	44,605

		620,077

	Food Products - 1.18%
785	B&G Foods, Inc. (b)	19,170
188	Calavo Growers, Inc.	15,764
598	Cal-Maine Foods, Inc.	26,689
1,576	Darling International, Inc. (a)	34,120
12,695	Dean Foods Co.	38,466
1,330	Farmer Brothers Co. (a)	26,613
2,828	Flowers Foods, Inc.	60,293
612	Fresh Del Monte Produce, Inc.	16,542
1,758	Freshpet, Inc. (a)	74,346
1,124	Hostess Brands, Inc. (a)	14,050
647	Ingredion, Inc.	61,264
160	J&J Snack Foods Corp.	25,414
272	John B. Sanfilippo & Son, Inc.	19,549
1,314	Lamb Weston Holdings, Inc.	98,471
242	Lancaster Colony Corp. (b)	37,919
814	Pilgrim’s Pride Corp. (a)	18,144
711	Post Holdings, Inc. (a)	77,783
675	Seneca Foods Corp. - Class A (a)	16,605
723	Simply Good Foods Co. (a)	14,887
349	Tootsie Roll Industries, Inc.	12,997
679	TreeHouse Foods, Inc. (a)(b)	43,830

		752,916

	Gas Utilities - 0.52%
597	Atmos Energy Corp.	61,449
365	National Fuel Gas Co.	22,250
507	New Jersey Resources Corp.	25,244
267	Northwest Natural Holding Co.	17,523
340	ONE Gas, Inc.	30,270
529	South Jersey Industries, Inc.	16,965
217	Southwest Gas Holdings, Inc.	17,851
209	Spire, Inc.	17,199
2,205	UGI Corp.	122,201

		330,952

	Health Care Equipment & Supplies - 4.14%
6,304	Accuray, Inc. (a)	30,070
1,268	AngioDynamics, Inc. (a)	28,986
1,178	Anika Therapeutics, Inc. (a)	35,623
5,550	Antares Pharma, Inc. (a)	16,816
1,085	AtriCure, Inc. (a)	29,067
59	Atrion Corp.	51,842
445	Avanos Medical, Inc. (a)	18,993
1,754	AxoGen, Inc. (a)	36,939
455	Cantel Medical Corp.	30,435
1,253	Cardiovascular Systems, Inc. (a)	48,441
2,558	Cerus Corp. (a)	15,936
304	CONMED Corp.	25,287
636	CryoLife, Inc. (a)	18,552
1,251	CryoPort, Inc. (a)(b)	16,163

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
1,762	Cutera, Inc. (a)	$31,117
2,411	CytoSorbents Corp. (a)	18,251
1,099	DexCom, Inc. (a)	130,891
1,156	FONAR Corp. (a)	23,663
858	Glaukos Corp. (a)	67,241
2,053	Globus Medical, Inc. - Class A (a)	101,439
776	Haemonetics Corp. (a)	67,884
631	Heska Corp. (a)	53,711
848	Hill-Rom Holdings, Inc.	89,769
177	ICU Medical, Inc. (a)	42,361
510	Inogen, Inc. (a)	48,639
691	Insulet Corp. (a)(b)	65,707
750	Integer Holdings Corp. (a)	56,565
593	Integra LifeSciences Holdings Corp. (a)	33,042
705	IntriCon Corp. (a)	17,681
901	iRadimed Corp. (a)(b)	25,309
580	iRhythm Technologies, Inc. (a)	43,477
1,876	Lantheus Holdings, Inc. (a)	45,924
1,427	LeMaitre Vascular, Inc.	44,237
283	LivaNova PLC (a)	27,522
631	Masimo Corp. (a)	87,255
1,510	Meridian Bioscience, Inc.	26,591
534	Merit Medical Systems, Inc. (a)	33,017
876	Natus Medical, Inc. (a)	22,233
382	Neogen Corp. (a)	21,923
1,258	Neuronetics, Inc. (a)	19,185
1,245	Novocure, Ltd. (a)	59,972
1,082	NuVasive, Inc. (a)	61,447
1,229	OraSure Technologies, Inc. (a)	13,703
758	Orthofix Medical, Inc. (a)	42,759
630	OrthoPediatrics Corp. (a)	27,865
1,134	Oxford Immunotec Global PLC (a)	19,539
474	Penumbra, Inc. (a)	69,683
564	Quidel Corp. (a)	36,925
5,450	RTI Surgical Holdings, Inc. (a)	32,755
1,792	SeaSpine Holdings Corp. (a)	27,023
2,583	STAAR Surgical Co. (a)	88,313
576	STERIS PLC (b)	73,745
516	SurModics, Inc. (a)	22,436
1,630	Tactile Systems Technology, Inc. (a)(b)	85,934
1,260	Tandem Diabetes Care, Inc. (a)	80,010
442	The Cooper Cos., Inc.	130,907
5,504	TransEnterix, Inc. (a)(b)	13,100
834	Varex Imaging Corp. (a)	28,256
579	West Pharmaceutical Services, Inc.	63,806
563	Wright Medical Group NV (a)	17,706

		2,643,668

	Health Care Providers & Services - 2.74%
6,727	AAC Holdings, Inc. (a)	12,378
879	Acadia Healthcare Co., Inc. (a)	25,763
555	Addus HomeCare Corp. (a)	35,292
925	Amedisys, Inc. (a)	114,015
2,142	American Renal Associates Holdings, Inc. (a)	13,152
1,206	AMN Healthcare Services, Inc. (a)	56,790
717	Apollo Medical Holdings, Inc. (a)	13,135
8,380	BioScrip, Inc. (a)	16,760
1,015	BioTelemetry, Inc. (a)	63,559
2,567	Brookdale Senior Living, Inc. (a)	16,891
5,603	Capital Senior Living Corp. (a)	22,356

Number of Shares		Value
	Health Care Providers & Services (Continued)
234	Chemed Corp.	$74,896
359	CorVel Corp. (a)	23,421
6,262	Cross Country Healthcare, Inc. (a)	44,022
1,150	Encompass Health Corp.	67,160
10,227	Genesis Healthcare, Inc. (a)	14,727
291	Guardant Health, Inc. (a)	22,320
592	HealthEquity, Inc. (a)	43,796
534	HMS Holdings Corp. (a)	15,812
437	LHC Group, Inc. (a)	48,446
514	Magellan Health Services, Inc. (a)	33,883
1,227	MEDNAX, Inc. (a)	33,337
1,059	Molina Healthcare, Inc. (a)	150,336
334	National HealthCare Corp.	25,344
1,763	National Research Corp. - Class A	68,052
6,720	Owens & Minor, Inc.	27,552
1,716	Patterson Cos., Inc.	37,495
1,108	PerkinElmer, Inc.	106,767
500	PetIQ, Inc. (a)	15,705
649	Premier, Inc. - Class A (a)	22,384
276	Providence Service Corp. (a)	18,387
2,564	R1 RCM, Inc. (a)	24,794
5,556	RadNet, Inc. (a)	68,839
1,729	Select Medical Holdings Corp. (a)	24,362
2,115	Surgery Partners, Inc. (a)	23,857
1,833	Tenet Healthcare Corp. (a)	52,864
898	The Ensign Group, Inc.	45,969
1,520	Tivity Health, Inc. (a)	26,691
1,845	Triple-S Management Corp. - Class B (a)	42,103
123	US Physical Therapy, Inc.	12,919
528	WellCare Health Plans, Inc. (a)	142,428

		1,748,759

	Health Care Technology - 0.87%
2,875	Allscripts Healthcare Solutions, Inc. (a)	27,427
4,791	Castlight Health, Inc. - Class B (a)	17,966
830	Computer Programs & Systems, Inc. (b)	24,643
1,016	Inovalon Holdings, Inc. - Class A (a)	12,629
477	Inspire Medical Systems, Inc. (a)	27,084
776	Medidata Solutions, Inc. (a)	56,834
5,284	NextGen Healthcare, Inc. (a)	88,930
482	Omnicell, Inc. (a)	38,965
1,387	Simulations Plus, Inc.	29,280
388	Tabula Rasa HealthCare, Inc. (a)(b)	21,891
453	Teladoc Health, Inc. (a)(b)	25,187
1,220	Veeva Systems, Inc. - Class A (a)	154,769
958	Vocera Communications, Inc. (a)	30,301

		555,906

	Hotels, Restaurants & Leisure - 2.25%
1,212	Aramark	35,815
3,515	BBX Capital Corp.	20,809
630	Belmond, Ltd. - Class A (a)	15,706
18	Biglari Holdings, Inc. - Class A (a)	13,238
91	Biglari Holdings, Inc. - Class B (a)	12,864
299	BJ’s Restaurants, Inc.	14,137
678	Bloomin’ Brands, Inc.	13,865
1,506	Bluegreen Vacations Corp.	22,379
1,048	Boyd Gaming Corp.	28,673
1,253	Brinker International, Inc. (b)	55,608
3,135	Callaway Golf Co.	49,941
504	Cheesecake Factory, Inc. (b)	24,656

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
990	Choice Hotels International, Inc.	$76,963
354	Churchill Downs, Inc.	31,952
606	Chuy’s Holdings, Inc. (a)	13,799
100	Cracker Barrel Old Country Store, Inc.	16,161
1,351	Del Taco Restaurants, Inc. (a)	13,591
1,622	Denny’s Corp. (a)	29,764
177	Dine Brands Global, Inc.	16,158
559	Domino’s Pizza, Inc.	144,278
650	Dunkin’ Brands Group, Inc.	48,815
1,638	El Pollo Loco Holdings, Inc. (a)	21,310
817	Eldorado Resorts, Inc. (a)	38,146
1,475	Extended Stay America, Inc.	26,476
1,310	Habit Restaurants, Inc. - Class A (a)	14,174
415	International Speedway Corp. - Class A	18,106
1,482	J Alexander’s Holdings, Inc. (a)	14,553
252	Jack in the Box, Inc.	20,427
929	Lindblad Expeditions Holdings, Inc. (a)	14,167
331	Marriott Vacations Worldwide Corp.	30,948
405	Monarch Casino & Resort, Inc. (a)	17,788
274	Nathan’s Famous, Inc.	18,742
2,292	Noodles & Co. - Class A (a)	15,586
530	Papa John’s International, Inc. (b)	28,064
1,752	Penn National Gaming, Inc. (a)	35,215
518	Planet Fitness, Inc. - Class A (a)	35,597
4,210	Potbelly Corp. (a)	35,827
854	Red Robin Gourmet Burgers, Inc. (a)	24,604
1,273	Ruth’s Hospitality Group, Inc.	32,576
760	SeaWorld Entertainment, Inc. (a)	19,578
289	Shake Shack, Inc. - Class A (a)	17,094
271	Six Flags Entertainment Corp.	13,374
1,156	Speedway Motorsports, Inc.	16,727
578	Texas Roadhouse, Inc.	35,946
1,114	The Wendy’s Co.	19,929
2,837	Town Sports International Holdings, Inc. (a)	13,504
203	Vail Resorts, Inc.	44,112
542	Wingstop, Inc.	41,208
754	Wyndham Destinations, Inc.	30,529
854	Wyndham Hotels & Resorts, Inc.	42,691

		1,436,170

	Household Durables - 1.44%
1,514	Bassett Furniture Industries, Inc.	24,845
1,217	Beazer Homes USA, Inc. (a)	14,008
114	Cavco Industries, Inc. (a)(b)	13,398
1,438	Ethan Allen Interiors, Inc.	27,509
3,118	GoPro, Inc. - Class A (a)(b)	20,267
2,156	Green Brick Partners, Inc. (a)	18,865
1,050	Hamilton Beach Brands Holding Co. - Class A	22,533
322	Helen of Troy, Ltd. (a)(b)	37,339
676	Hooker Furniture Corp.	19,489
412	Installed Building Products, Inc. (a)	19,982
545	iRobot Corp. (a)(b)	64,141
1,716	KB Home	41,476
1,163	La-Z-Boy, Inc.	38,367
293	Leggett & Platt, Inc.	12,370
794	Lovesac Co. (a)	22,081
308	Meritage Homes Corp. (a)	13,771
145	National Presto Industries, Inc. (b)	15,740
38	NVR, Inc. (a)(b)	105,146
2,241	PulteGroup, Inc.	62,658

Number of Shares		Value
	Household Durables (Continued)
872	Roku, Inc. (a)	$56,253
1,203	Skyline Champion Corp.	22,857
1,093	Taylor Morrison Home Corp. - Class A (a)	19,401
527	Tempur Sealy International, Inc. (a)	30,392
1,323	Toll Brothers, Inc.	47,893
329	TopBuild Corp. (a)	21,326
1,636	TRI Pointe Group, Inc. (a)	20,679
1,157	Tupperware Brands Corp.	29,596
2,236	Turtle Beach Corp. (a)(b)	25,401
400	Universal Electronics, Inc. (a)	14,860
842	William Lyon Homes - Class A (a)	12,941
2,710	ZAGG, Inc. (a)	24,580

		920,164

	Household Products - 0.19%
537	Central Garden & Pet Co. (a)	13,726
653	Central Garden & Pet Co. - Class A (a)	15,182
656	Oil-Dri Corp. of America	20,428
438	WD-40 Co. (b)	74,215

		123,551

	Independent Power and Renewable Electricity Producers - 0.90%
18,511	Atlantic Power Corp. (a)	46,648
3,145	Clearway Energy, Inc. - Class A	45,728
3,175	Clearway Energy, Inc. - Class C	47,974
3,684	NRG Energy, Inc.	156,496
229	Ormat Technologies, Inc.	12,629
1,367	Pattern Energy Group, Inc. - Class A	30,074
3,863	TerraForm Power, Inc. - Class A	53,078
6,962	Vistra Energy Corp.	181,221

		573,848

	Industrial Conglomerates - 0.18%
327	Carlisle Companies, Inc.	40,097
523	Otter Tail Corp.	26,056
467	Raven Industries, Inc.	17,919
4	Seaboard Corp.	17,139
976	Tredegar Corp.	15,752

		116,963

	Insurance - 3.07%
131	Alleghany Corp. (a)	80,224
1,562	Ambac Financial Group, Inc. (a)	28,303
1,461	American Equity Investment Life Holding Co.	39,476
951	American Financial Group, Inc.	91,496
99	American National Insurance Co.	11,961
619	AMERISAFE, Inc.	36,769
328	Argo Group International Holdings, Ltd.	23,176
731	Assurant, Inc.	69,379
1,871	Assured Guaranty, Ltd.	83,129
639	Axis Capital Holdings, Ltd.	35,004
819	Brighthouse Financial, Inc. (a)	29,722
3,370	Brown & Brown, Inc.	99,449
1,841	Crawford & Co. - Class B	16,808
306	eHealth, Inc. (a)	19,076
662	Employers Holdings, Inc.	26,553
419	Erie Indemnity Co. - Class A	74,800
215	Everest Re Group, Ltd.	46,431
222	FBL Financial Group, Inc. - Class A	13,924
777	FedNat Holding Co.	12,463
1,313	First American Financial Corp.	67,619

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
6,765	Genworth Financial, Inc. - Class A (a)	$25,910
1,238	Hallmark Financial Services, Inc. (a)	12,875
425	HCI Group, Inc.	18,160
725	Health Insurance Innovations, Inc. - Class A (a)(b)	19,444
1,279	Heritage Insurance Holdings, Inc.	18,673
419	Horace Mann Educators Corp.	14,753
510	Independence Holding Co.	17,978
124	Investors Title Co.	19,580
470	James River Group Holdings, Ltd.	18,838
529	Kemper Corp.	40,278
1,234	MBIA, Inc. (a)	11,748
1,144	National General Holdings Corp.	27,147
85	National Western Life Group, Inc. - Class A	22,310
760	NI Holdings, Inc. (a)	12,160
4,021	Old Republic International Corp.	84,119
626	Primerica, Inc. (b)	76,466
452	ProAssurance Corp.	15,644
686	Reinsurance Group of America, Inc.	97,398
171	RenaissanceRe Holdings, Ltd.	24,539
513	RLI Corp.	36,808
147	Safety Insurance Group, Inc.	12,810
612	Selective Insurance Group, Inc.	38,727
412	State Auto Financial Corp.	13,563
373	The Hanover Insurance Group, Inc.	42,585
184	The Navigators Group, Inc.	12,856
2,196	Tiptree, Inc. - Class A	13,901
1,415	Torchmark Corp.	115,959
340	United Fire Group, Inc.	14,861
1,750	Universal Insurance Holdings, Inc.	54,250
1,191	W.R. Berkley Corp.	100,902
20	White Mountains Insurance Group, Ltd. - ADR	18,510

		1,959,514

	Interactive Media & Services - 0.84%
1,338	Care.com, Inc. (a)	26,439
1,189	Cargurus, Inc. (a)(b)	47,631
1,377	Cars.com, Inc. (a)	31,396
1,307	Match Group, Inc. (b)	73,989
3,841	QuinStreet, Inc. (a)	51,431
11,401	The Meet Group, Inc. (a)	57,347
3,583	Travelzoo (a)	48,012
1,392	TripAdvisor, Inc. (a)	71,618
4,511	TrueCar, Inc. (a)	29,953
1,671	Yelp, Inc. - Class A (a)	57,650
442	Zillow Group, Inc. - Class A (a)	15,116
701	Zillow Group, Inc. - Class C (a)(b)	24,353

		534,935

	Internet & Direct Marketing Retail - 1.02%
3,202	1-800-Flowers.com, Inc. - Class A (a)	58,373
1,341	Duluth Holdings, Inc. - Class B (a)	31,970
1,570	Etsy, Inc. (a)	105,535
9,688	Groupon, Inc. (a)	34,392
322	GrubHub, Inc. (a)(b)	22,369
1,853	Lands’ End, Inc. (a)	30,778
2,946	Leaf Group, Ltd. (a)	23,627
486	Liberty Expedia Holdings, Inc. - Class A (a)	20,801
1,232	Liberty TripAdvisor Holdings, Inc. - Class A (a)	17,482
1,462	Overstock.com, Inc. (a)(b)	24,299
917	PetMed Express, Inc. (b)	20,889

Number of Shares		Value
	Internet & Direct Marketing Retail (Continued)
1,601	Quotient Technology, Inc. (a)	$15,802
12,194	Remark Holdings, Inc. (a)	22,559
514	Shutterfly, Inc. (a)	20,889
740	Shutterstock, Inc.	34,506
269	Stamps.com, Inc. (a)	21,899
974	Wayfair, Inc. - Class A (a)(b)	144,590

		650,760

	IT Services - 3.40%
1,167	Black Knight, Inc. (a)	63,601
2,269	Booz Allen Hamilton Holding Corp. - Class A	131,920
3,529	Brightcove, Inc. (a)	29,679
504	CACI International, Inc. - Class A (a)	91,738
1,506	Carbonite, Inc. (a)	37,364
1,285	Cardtronics PLC - Class A (a)	45,720
340	Cass Information Systems, Inc.	16,082
4,075	Conduent, Inc. (a)	56,357
1,260	CoreLogic, Inc. (a)	46,948
1,294	CSG Systems International, Inc.	54,736
515	EPAM Systems, Inc. (a)	87,102
438	Euronet Worldwide, Inc. (a)	62,454
1,520	EVERTEC, Inc.	42,271
494	Evo Payments, Inc. - Class A (a)	14,351
538	ExlService Holdings, Inc. (a)	32,291
1,853	Genpact, Ltd.	65,189
1,224	GoDaddy, Inc. - Class A (a)	92,033
12,149	Information Services Group, Inc. (a)	45,316
1,435	Leidos Holdings, Inc.	91,969
6,579	Limelight Networks, Inc. (a)	21,250
806	LiveRamp Holdings, Inc. (a)	43,983
668	ManTech International Corp. - Class A	36,085
1,785	Maximus, Inc.	126,699
2,526	NIC, Inc.	43,169
797	Okta, Inc. (a)	65,936
1,853	Perficient, Inc. (a)	50,754
1,806	Perspecta, Inc.	36,517
9,574	PFSweb, Inc. (a)	49,880
2,096	Presidio, Inc.	31,021
2,565	PRGX Global, Inc. (a)	20,315
2,804	Sabre Corp.	59,978
905	Science Applications International Corp.	69,640
31,388	ServiceSource International, Inc. (a)	28,921
2,154	The Hackett Group, Inc.	34,033
2,483	Travelport Worldwide, Ltd.	39,058
840	TTEC Holdings, Inc.	30,433
331	Tucows, Inc. - Class A (a)	26,871
1,037	Twilio, Inc. - Class A (a)(b)	133,960
2,605	Unisys Corp. (a)	30,400
572	Virtusa Corp. (a)	30,573
296	WEX, Inc. (a)	56,829

		2,173,426

	Leisure Products - 0.89%
1,131	Acushnet Holdings Corp. (b)	26,171
1,726	American Outdoor Brands Corp. (a)	16,121
926	Brunswick Corp.	46,606
1,226	Clarus Corp.	15,705
509	Johnson Outdoors, Inc. - Class A	36,322
970	Malibu Boats, Inc. - Class A (a)	38,393
1,817	Marine Products Corp.	24,475
2,894	MasterCraft Boat Holdings, Inc. (a)	65,318

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Leisure Products (Continued)
2,637	Mattel, Inc. (a)	$34,281
3,061	Nautilus, Inc. (a)	17,019
556	Polaris Industries, Inc.	46,943
860	Pool Corp. (b)	141,874
504	Sturm, Ruger & Co., Inc.	26,722
1,588	Vista Outdoor, Inc. (a)	12,720
701	YETI Holdings, Inc. (a)(b)	21,205

		569,875

	Life Sciences Tools & Services - 1.26%
177	Bio-Rad Laboratories, Inc. - Class A (a)	54,105
196	Bio-Techne Corp.	38,916
1,583	Bruker Corp.	60,851
768	Cambrex Corp. (a)(b)	29,837
645	Charles River Laboratories International, Inc. (a)	93,686
927	Codexis, Inc. (a)	19,031
2,185	Fluidigm Corp. (a)	29,039
6,811	Harvard Bioscience, Inc. (a)	29,355
1,706	Luminex Corp.	39,255
1,497	Medpace Holdings, Inc. (a)	88,278
2,401	NanoString Technologies, Inc. (a)	57,456
1,351	NeoGenomics, Inc. (a)(b)	27,642
2,379	Pacific Biosciences of California, Inc. (a)	17,200
654	PRA Health Sciences, Inc. (a)	72,130
1,855	QIAGEN NV (a)	75,461
1,444	Syneos Health, Inc. (a)	74,741

		806,983

	Machinery - 3.20%
750	Actuant Corp. - Class A	18,277
604	AGCO Corp.	42,008
225	Alamo Group, Inc. (b)	22,487
1,410	Allison Transmission Holdings, Inc.	63,337
601	Altra Industrial Motion Corp.	18,661
525	Badger Meter, Inc.	29,211
583	Barnes Group, Inc.	29,972
398	Chart Industries, Inc. (a)	36,027
375	CIRCOR International, Inc. (a)	12,225
716	Colfax Corp. (a)	21,251
1,234	Columbus McKinnon Corp.	42,388
1,870	Commercial Vehicle Group, Inc. (a)	14,343
501	Crane Co.	42,395
564	DMC Global, Inc.	27,997
1,394	Donaldson Co., Inc.	69,784
373	Douglas Dynamics, Inc.	14,200
232	EnPro Industries, Inc.	14,952
347	ESCO Technologies, Inc.	23,259
753	Federal Signal Corp.	19,570
619	Flowserve Corp.	27,942
1,191	Gardner Denver Holdings, Inc. (a)	33,122
567	Global Brass & Copper Holdings, Inc.	19,527
385	Gorman Rupp Co.	13,067
1,917	Graco, Inc. (b)	94,930
681	Graham Corp.	13,368
1,042	Harsco Corp. (a)	21,007
396	Hurco Cos., Inc.	15,971
215	Hyster-Yale Materials Handling, Inc.	13,407
788	IDEX Corp.	119,571
639	ITT, Inc.	37,062
581	John Bean Technologies Corp.	53,388

Number of Shares		Value
	Machinery (Continued)
241	Kadant, Inc.	$21,198
667	Kennametal, Inc.	24,512
777	L.B. Foster Co. - Class A (a)	14,623
623	Lincoln Electric Holdings, Inc. (b)	52,251
2,445	Manitex International, Inc. (a)	18,704
1,403	Meritor, Inc. (a)	28,551
1,357	Milacron Holdings Corp. (a)	15,361
506	Mueller Industries, Inc.	15,858
446	Nordson Corp.	59,104
635	Omega Flex, Inc.	48,133
697	Oshkosh Corp.	52,366
396	Park-Ohio Holdings Corp.	12,822
1,549	Pentair PLC	68,946
376	Proto Labs, Inc. (a)	39,533
145	RBC Bearings, Inc. (a)	18,440
1,015	Rexnord Corp. (a)	25,517
667	Snap-on, Inc.	104,399
902	SPX Corp. (a)	31,381
586	SPX FLOW, Inc. (a)	18,693
241	Tennant Co.	14,964
1,239	Terex Corp.	39,809
568	The Eastern Co.	15,631
350	The Middleby Corp. (a)	45,511
428	The Timken Co.	18,669
1,039	Toro Co.	71,525
1,320	TriMas Corp. (a)	39,904
557	Trinity Industries, Inc.	12,104
118	Valmont Industries, Inc.	15,352
1,564	Wabash National Corp.	21,192
450	Wabtec Corp.	33,174
300	Watts Water Technologies, Inc. - Class A	24,246

		2,047,179

	Marine - 0.12%
2,458	Costamare, Inc.	12,782
446	Kirby Corp. (a)	33,499
488	Matson, Inc.	17,612
2,998	Scorpio Bulkers, Inc.	11,512

		75,405

	Media - 1.20%
438	AMC Networks, Inc. - Class A (a)	24,861
3,195	Beasley Broadcast Group, Inc. - Class A	12,716
841	Boston Omaha Corp. - Class A (a)	20,975
44	Cable One, Inc.	43,181
4,264	Central European Media Enterprises, Ltd. - Class A (a)	16,971
580	Cinemark Holdings, Inc.	23,194
1,291	Emerald Expositions Events, Inc.	16,396
2,829	Entercom Communications Corp. - Class A	14,852
5,312	Entravision Communications Corp. - Class A	17,211
3,012	Fluent, Inc. (a)	16,927
3,330	Gannett Co., Inc.	35,098
390	GCI Liberty, Inc. - Class A (a)	21,688
1,370	Gray Television, Inc. (a)	29,263
651	John Wiley & Sons, Inc. - Class A	28,787
1,329	Liberty Latin America, Ltd. - Class C (a)	25,849
321	Meredith Corp.	17,738
1,208	MSG Networks, Inc. - Class A (a)	26,274
2,037	New Media Investment Group, Inc.	21,389
470	Nexstar Media Group, Inc. - Class A	50,934

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Media (Continued)
644	Scholastic Corp.	$25,605
729	Sinclair Broadcast Group, Inc. - Class A	28,052
2,794	TechTarget, Inc. (a)	45,458
2,006	TEGNA, Inc.	28,285
847	The E.W. Scripps Co. - Class A	17,787
2,723	The Interpublic Group of Companies, Inc.	57,210
1,902	The New York Times Co. - Class A	62,481
823	Tribune Media Co. - Class A	37,973

		767,155

	Metals & Mining - 0.83%
6,440	AK Steel Holding Corp. (a)	17,710
1,827	Alcoa Corp. (a)(b)	51,448
1,131	Allegheny Technologies, Inc. (a)(b)	28,920
370	Carpenter Technology Corp.	16,965
1,751	Cleveland-Cliffs, Inc. (b)	17,493
240	Compass Minerals International, Inc.	13,049
3,195	Ferroglobe Representation & Warranty Insurance Trust (a)(e)(f)	0
503	Gibraltar Industries, Inc. (a)	20,427
121	Kaiser Aluminum Corp.	12,672
540	Materion Corp.	30,812
892	Olympic Steel, Inc.	14,156
863	Reliance Steel & Aluminum Co.	77,894
306	Royal Gold, Inc.	27,825
707	Schnitzer Steel Industries, Inc. - Class A	16,968
2,359	Steel Dynamics, Inc.	83,202
1,976	SunCoke Energy, Inc. (a)	16,776
1,376	United States Steel Corp. (b)	26,818
1,208	Warrior Met Coal, Inc.	36,723
483	Worthington Industries, Inc.	18,026

		527,884

	Multiline Retail - 0.83%
1,012	Big Lots, Inc.	38,476
836	Burlington Stores, Inc. (a)	130,984
512	Dillard’s, Inc. - Class A (b)	36,874
10,640	J.C. Penney Co., Inc. (a)(b)	15,854
2,484	Kohl’s Corp. (b)	170,825
1,814	Nordstrom, Inc. (b)	80,505
645	Ollie’s Bargain Outlet Holdings, Inc. (a)	55,038

		528,556

	Multi-Utilities - 0.33%
1,753	Alliant Energy Corp.	82,619
634	Black Hills Corp.	46,960
1,637	MDU Resources Group, Inc.	42,284
520	NorthWestern Corp.	36,613

		208,476

	Oil, Gas & Consumable Fuels - 1.19%
476	Adams Resources & Energy, Inc.	18,593
6,277	Amyris, Inc. (a)(b)	13,119
424	Arch Coal, Inc. - Class A	38,699
809	California Resources Corp. (a)	20,799
4,144	Chesapeake Energy Corp. (a)(b)	12,847
140	Chesapeake Utilities Corp.	12,769
63,040	Cloud Peak Energy, Inc. (a)	6,619
555	CONSOL Energy, Inc. (a)	18,992
602	CVR Energy, Inc.	24,803
717	Delek US Holdings, Inc.	26,113

Number of Shares		Value
	Oil, Gas & Consumable Fuels (Continued)
10,298	Denbury Resources, Inc. (a)(b)	$21,111
4,203	DHT Holdings, Inc.	18,745
2,527	Dorian LPG, Ltd. (a)	16,223
6,063	Energy Fuels, Inc. (a)	20,190
2,063	Evolution Petroleum Corp.	13,925
1,894	Frontline Ltd. (a)(b)	12,235
2,294	Hallador Energy Co.	12,067
1,680	HollyFrontier Corp.	82,774
593	Murphy Oil Corp.	17,375
620	NACCO Industries, Inc. - Class A	23,696
6,841	Northern Oil and Gas, Inc. (a)	18,744
7,211	Overseas Shipholding Group, Inc. - Class A (a)	16,513
1,067	Par Pacific Holdings, Inc. (a)	19,003
1,520	PBF Energy, Inc. - Class A	47,333
1,236	Peabody Energy Corp.	35,016
1,403	Renewable Energy Group, Inc. (a)	30,810
954	Targa Resources Corp.	39,639
15,243	Teekay Tankers, Ltd. - Class A (a)	14,787
2,750	W&T Offshore, Inc. (a)	18,975
1,086	Whiting Petroleum Corp. (a)	28,388
1,111	World Fuel Services Corp.	32,097
2,176	WPX Energy, Inc. (a)	28,527

		761,526

	Paper & Forest Products - 0.24%
697	Boise Cascade Co.	18,652
749	Domtar Corp.	37,188
1,689	Louisiana-Pacific Corp.	41,178
912	PH Glatfelter Co.	12,877
530	Schweitzer-Mauduit International, Inc.	20,522
1,129	Verso Corp. - Class A (a)	24,183

		154,600

	Personal Products - 0.69%
369	Edgewell Personal Care Co. (a)	16,195
1,430	elf Beauty, Inc. (a)	15,158
2,012	Herbalife Nutrition, Ltd. (a)	106,616
537	Inter Parfums, Inc. (b)	40,742
585	Medifast, Inc.	74,617
2,204	Natural Health Trends Corp.	28,564
1,796	Nature’s Sunshine Products, Inc. (a)	16,685
999	Nu Skin Enterprises, Inc. - Class A	47,812
847	Revlon, Inc. - Class A (a)	16,415
929	USANA Health Sciences, Inc. (a)(b)	77,915

		440,719

	Pharmaceuticals - 1.63%
653	Amphastar Pharmaceuticals, Inc. (a)	13,341
32,714	Ampio Pharmaceuticals, Inc. (a)(b)	18,385
606	ANI Pharmaceuticals, Inc. (a)	42,747
11,437	Assertio Therapeutics, Inc. (a)	57,986
1,268	Catalent, Inc. (a)	51,468
2,408	Collegium Pharmaceutical, Inc. (a)	36,457
2,354	Corcept Therapeutics, Inc. (a)	27,636
1,002	Eloxx Pharmaceuticals, Inc. (a)	11,703
6,829	Endo International PLC (a)	54,837
530	Evolus, Inc. (a)(b)	11,962
3,558	Horizon Pharma PLC (a)	94,038
2,979	Innoviva, Inc. (a)	41,795
1,116	Intersect ENT, Inc. (a)	35,879
780	Jazz Pharmaceuticals PLC (a)	111,501

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
11,347	Lannett Co., Inc. (a)(b)	$89,301
2,548	Mallinckrodt PLC (a)	55,394
287	MyoKardia, Inc. (a)	14,921
758	Omeros Corp. (a)(b)	13,167
372	Pacira Pharmaceuticals, Inc. (a)	14,158
1,033	Phibro Animal Health Corp. - Class A	34,089
1,992	Prestige Consumer Healthcare, Inc. (a)	59,581
266	Reata Pharmaceuticals, Inc. - Class A (a)	22,735
11,183	SIGA Technologies, Inc. (a)	67,210
1,034	Supernus Pharmaceuticals, Inc. (a)	36,231
350	WaVe Life Sciences, Ltd. (a)	13,598
264	Zogenix, Inc. (a)	14,523

		1,044,643

	Professional Services - 1.42%
4,095	Acacia Research Corp. (a)	13,350
965	ASGN, Inc. (a)	61,268
1,417	BG Staffing, Inc.	30,947
1,552	CBIZ, Inc. (a)	31,413
422	CRA International, Inc.	21,328
360	Exponent, Inc.	20,779
540	Forrester Research, Inc.	26,109
1,236	Franklin Covey Co. (a)	31,271
504	FTI Consulting, Inc. (a)	38,717
556	Heidrick & Struggles International, Inc.	21,312
428	Huron Consulting Group, Inc. (a)	20,210
520	ICF International, Inc.	39,562
6,124	InnerWorkings, Inc. (a)	22,169
573	Insperity, Inc.	70,857
1,003	Kelly Services, Inc. - Class A	22,126
1,318	Kforce, Inc.	46,288
507	Korn Ferry International	22,703
903	ManpowerGroup, Inc.	74,669
1,080	Mistras Group, Inc. (a)	14,915
1,639	Navigant Consulting, Inc.	31,911
1,721	Resources Connection, Inc.	28,465
2,013	Robert Half International, Inc.	131,167
349	TriNet Group, Inc. (a)	20,849
1,336	TrueBlue, Inc. (a)	31,583
837	Willdan Group, Inc. (a)	31,028

		904,996

	Real Estate Management & Development - 0.52%
2,783	Altisource Portfolio Solutions SA (a)(b)	65,874
390	HFF, Inc. - Class A	18,622
540	Jones Lang LaSalle, Inc.	83,257
1,593	Marcus & Millichap, Inc. (a)	64,883
377	RE/MAX Holdings, Inc. - Class A	14,530
3,211	Realogy Holdings Corp. (b)	36,605
799	The RMR Group, Inc. - Class A	48,723

		332,494

	Real Estate Management & Developments - 0.03%
866	Kennedy-Wilson Holdings, Inc.	18,524

	Road & Rail - 0.41%
33	AMERCO	12,260
1,081	ArcBest Corp.	33,284
846	Covenant Transportation Group, Inc. - Class A (a)	16,057
2,410	Daseke, Inc. (a)	12,267
532	Genesee & Wyoming, Inc. - Class A (a)	46,358

Number of Shares		Value
	Road & Rail (Continued)
449	Knight-Swift Transportation Holdings, Inc. (b)	$14,673
580	Landstar System, Inc.	63,446
392	PAM Transportation Services, Inc. (a)	19,184
255	Saia, Inc. (a)	15,581
1,040	USA Truck, Inc. (a)	15,018
1,745	YRC Worldwide, Inc. (a)	11,674

		259,802

	Semiconductors & Semiconductor Equipment - 2.48%
769	Advanced Energy Industries, Inc. (a)	38,204
10,029	Advanced Micro Devices, Inc. (a)(b)	255,940
346	Ambarella, Inc. (a)	14,947
3,038	Amkor Technology, Inc. (a)	25,945
2,623	Aquantia Corp. (a)	23,764
879	Axcelis Technologies, Inc. (a)	17,686
856	Brooks Automation, Inc.	25,107
1,317	Cirrus Logic, Inc. (a)	55,406
1,253	Cohu, Inc.	18,482
866	Cree, Inc. (a)	49,553
3,433	Cypress Semiconductor Corp.	51,220
1,068	Diodes, Inc. (a)	37,060
1,319	Entegris, Inc.	47,075
1,180	FormFactor, Inc. (a)	18,986
1,041	Ichor Holdings, Ltd. (a)(b)	23,506
728	Impinj, Inc. (a)	12,198
289	Inphi Corp. (a)	12,641
1,479	Integrated Device Technology, Inc. (a)	72,456
3,979	Marvell Technology Group, Ltd.	79,142
737	MaxLinear, Inc. - Class A (a)	18,816
689	MKS Instruments, Inc.	64,111
785	Monolithic Power Systems, Inc.	106,360
1,083	Nanometrics, Inc. (a)	33,443
169	NVE Corp.	16,543
4,933	ON Semiconductor Corp. (a)	101,472
755	Power Integrations, Inc.	52,805
1,845	Rambus, Inc. (a)	19,280
1,090	Rudolph Technologies, Inc. (a)	24,852
623	Semtech Corp. (a)	31,717
198	Silicon Laboratories, Inc. (a)	16,010
997	SMART Global Holdings, Inc. (a)	19,142
2,439	Teradyne, Inc.	97,170
2,043	Ultra Clean Holdings, Inc. (a)(b)	21,145
1,166	Versum Materials, Inc.	58,661
1,063	Xperi Corp.	24,874

		1,585,719

	Software - 7.69%
1,047	2U, Inc. (a)	74,180
2,527	8x8, Inc. (a)	51,045
4,084	A10 Networks, Inc. (a)	28,956
864	ACI Worldwide, Inc. (a)	28,400
6,364	Aerohive Networks, Inc. (a)	28,829
1,402	Agilysys, Inc. (a)	29,680
698	Alarm.com Holdings, Inc. (a)(b)	45,300
1,157	Altair Engineering, Inc. - Class A (a)	42,589
651	Alteryx, Inc. - Class A (a)(b)	54,599
2,536	Amber Road, Inc. (a)	21,987
2,127	American Software, Inc. - Class A	25,418
1,366	Appfolio, Inc. - Class A (a)(b)	108,460
1,181	Aspen Technology, Inc. (a)	123,131
328	Avalara, Inc. (a)	18,299

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
3,645	Avaya Holdings Corp. (a)	$61,345
425	Blackbaud, Inc.	33,885
451	Blackline, Inc. (a)	20,890
633	Bottomline Technologies, Inc. (a)	31,707
2,345	Box, Inc. - Class A (a)	45,282
3,414	Cadence Design System, Inc. (a)	216,823
455	Ceridian HCM Holding, Inc. (a)(b)	23,342
2,174	ChannelAdvisor Corp. (a)	26,479
1,487	Cision, Ltd. (a)	20,476
2,284	Cloudera, Inc. (a)	24,987
979	CommVault Systems, Inc. (a)	63,380
945	Cornerstone OnDemand, Inc. (a)	51,767
331	Coupa Software, Inc. (a)(b)	30,114
647	DocuSign, Inc. (a)	33,541
464	Ebix, Inc. (b)	22,908
4,503	eGain Corp. (a)	47,056
236	Ellie Mae, Inc. (a)	23,291
373	Envestnet, Inc. (a)	24,391
325	ePlus, Inc. (a)	28,776
712	Everbridge, Inc. (a)(b)	53,407
381	Fair Isaac Corp. (a)	103,491
906	FireEye, Inc. (a)	15,212
1,718	Five9, Inc. (a)	90,762
979	ForeScout Technologies, Inc. (a)	41,030
1,803	Fortinet, Inc. (a)	151,398
406	Guidewire Software, Inc. (a)	39,447
515	HubSpot, Inc. (a)(b)	85,598
1,272	Instructure, Inc. (a)	59,937
782	j2 Global, Inc.	67,721
789	Jack Henry & Associates, Inc.	109,466
2,398	LivePerson, Inc. (a)	69,590
576	LogMeIn, Inc.	46,138
2,987	Majesco, Inc. (a)	21,058
1,209	Manhattan Associates, Inc. (a)	66,628
318	MicroStrategy, Inc. - Class A (a)	45,872
2,264	Mitek Systems, Inc. (a)	27,711
8,689	MobileIron, Inc. (a)	47,529
1,181	Model N, Inc. (a)	20,715
689	Monotype Imaging Holdings, Inc.	13,704
672	New Relic, Inc. (a)	66,326
3,512	Nuance Communications, Inc. (a)	59,458
1,538	Nutanix, Inc. - Class A (a)	58,044
2,018	OneSpan, Inc. (a)	38,786
465	Paycom Software, Inc. (a)	87,945
229	Paylocity Holding Corp. (a)	20,425
854	Pegasystems, Inc.	55,510
502	Pluralsight, Inc. - Class A (a)	15,934
2,176	Progress Software Corp.	96,549
553	Proofpoint, Inc. (a)	67,151
984	PROS Holdings, Inc. (a)	41,564
1,166	PTC, Inc. (a)	107,482
430	Q2 Holdings, Inc. (a)	29,782
927	QAD, Inc. - Class A	39,926
441	Qualys, Inc. (a)	36,488
1,599	Rapid7, Inc. (a)	80,925
674	RealPage, Inc. (a)(b)	40,905
5,617	Rimini Street, Inc. (a)	28,085
1,398	RingCentral, Inc. - Class A (a)(b)	150,704
955	SailPoint Technologies Holding, Inc. (a)	27,428

Number of Shares		Value
	Software (Continued)
749	SecureWorks Corp. - Class A (a)(b)	$13,782
615	ShotSpotter, Inc. (a)	23,739
773	SolarWinds Corp. (a)(b)	15,089
381	SPS Commerce, Inc. (a)	40,409
1,701	SS&C Technologies Holdings, Inc.	108,337
862	Tableau Software, Inc. - Class A (a)	109,715
4,009	Telaria, Inc. (a)	25,417
498	Tenable Holdings, Inc. (a)	15,767
327	The Trade Desk, Inc. - Class A (a)	64,730
311	The Ultimate Software Group, Inc. (a)	102,670
4,354	TiVo Corp.	40,579
173	Tyler Technologies, Inc. (a)	35,361
578	Upland Software, Inc. (a)	24,484
901	Varonis Systems, Inc. (a)	53,727
985	Verint Systems, Inc. (a)	58,962
2,332	Workiva, Inc. (a)	118,232
2,651	Yext, Inc. (a)	57,951
980	Zendesk, Inc. (a)	83,300
6,476	Zix Corp. (a)	44,555
548	Zscaler, Inc. (a)	38,870

		4,912,820

	Specialty Retail - 4.03%
1,581	Aaron’s, Inc.	83,161
3,108	Abercrombie & Fitch Co. - Class A	85,190
2,873	American Eagle Outfitters, Inc.	63,694
979	America’s Car-Mart, Inc. (a)	89,422
305	Asbury Automotive Group, Inc. (a)(b)	21,155
13,828	Ascena Retail Group, Inc. (a)	14,934
392	AutoNation, Inc. (a)	14,002
4,019	Barnes & Noble Education, Inc. (a)	16,880
3,657	Barnes & Noble, Inc.	19,858
3,174	Bed Bath & Beyond, Inc. (b)	53,926
7,816	Big 5 Sporting Goods Corp.	24,855
758	Boot Barn Holdings, Inc. (a)	22,316
1,182	Caleres, Inc.	29,184
481	Carvana Co. (a)(b)	27,927
7,228	Chico’s FAS, Inc.	30,864
1,403	Citi Trends, Inc.	27,092
856	Conn’s, Inc. (a)	19,568
1,401	Dick’s Sporting Goods, Inc. (b)	51,571
1,484	DSW, Inc. - Class A	32,975
5,602	Express, Inc. (a)(b)	23,977
708	Five Below, Inc. (a)	87,969
916	Floor & Decor Holdings, Inc. - Class A (a)	37,758
1,702	Foot Locker, Inc.	103,141
32,527	Francesca’s Holdings Corp. (a)	22,001
3,138	GameStop Corp. - Class A (b)	31,882
1,016	Genesco, Inc. (a)	46,279
6,939	GNC Holdings, Inc. - Class A (a)	18,943
301	Group 1 Automotive, Inc.	19,475
1,392	Guess?, Inc.	27,283
2,397	Haverty Furniture Cos., Inc.	52,446
1,720	Hibbett Sports, Inc. (a)(b)	39,233
1,363	Hudson, Ltd. - Class A (a)	18,741
5,888	J. Jill, Inc. (b)	32,325
3,858	Kirkland’s, Inc. (a)	27,122
193	Lithia Motors, Inc. - Class A (d)	17,901
2,298	Lumber Liquidators Holdings, Inc. (a)(b)	23,210
997	MarineMax, Inc. (a)	19,103

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
383	Monro, Inc.	$33,137
465	Murphy USA, Inc. (a)	39,813
793	National Vision Holdings, Inc. (a)	24,924
8,138	Office Depot, Inc.	29,541
1,830	Party City Holdco, Inc. (a)	14,530
406	Penske Automotive Group, Inc.	18,128
39,846	Pier 1 Imports, Inc. (a)	30,422
6,113	Rent-A-Center, Inc. (a)	127,578
346	REX American Resources Corp. (a)	27,891
647	RH (a)(b)	66,609
11,444	RTW RetailWinds, Inc. (a)	27,466
2,496	Sally Beauty Holdings, Inc. (a)	45,951
1,211	Shoe Carnival, Inc. (b)	41,210
1,172	Signet Jewelers, Ltd.	31,832
1,009	Sleep Number Corp. (a)(b)	47,423
1,067	Sonic Automotive, Inc. - Class A	15,802
4,349	Sportsman’s Warehouse Holdings, Inc. (a)	20,875
1,951	Tailored Brands, Inc. (b)	15,296
1,628	The Buckle, Inc. (b)	30,476
1,540	The Cato Corp. - Class A	23,069
694	The Children’s Place, Inc. (b)	67,512
9,664	The Container Store Group, Inc. (a)	85,043
2,846	The Michaels Cos., Inc. (a)	32,501
3,617	Tile Shop Holdings, Inc.	20,472
5,143	Tilly’s, Inc. - Class A	57,242
1,930	Urban Outfitters, Inc. (a)	57,205
1,298	Williams Sonoma, Inc. (b)	73,038
232	Winmark Corp.	43,753
2,120	Zumiez, Inc. (a)(b)	52,767

		2,578,869

	Technology Hardware, Storage & Peripherals - 0.62%
2,305	3D Systems Corp. (a)(b)	24,802
4,908	Avid Technology, Inc. (a)	36,565
490	Cray, Inc. (a)	12,764
608	Electronics for Imaging, Inc. (a)(b)	16,355
1,543	Immersion Corp. (a)	13,007
1,131	NCR Corp. (a)	30,865
2,380	Pure Storage, Inc. - Class A (a)	51,860
825	Stratasys, Ltd. (a)(b)	19,652
876	Synaptics, Inc. (a)	34,821
2,047	Teradata Corp. (a)	89,352
2,105	Xerox Corp.	67,318

		397,361

	Textiles, Apparel & Luxury Goods - 1.79%
2,084	Capri Holdings Ltd. (a)	95,343
562	Carter’s, Inc. (b)	56,644
846	Columbia Sportswear Co.	88,136
4,842	Crocs, Inc. (a)(b)	124,681
613	Deckers Outdoor Corp. (a)	90,105
3,367	Fossil Group, Inc. (a)(b)	46,195
855	G-III Apparel Group, Ltd. (a)	34,166
3,308	Hanesbrands, Inc.	59,147
770	Movado Group, Inc.	28,013
490	Oxford Industries, Inc.	36,877
832	Ralph Lauren Corp.	107,894
830	Rocky Brands, Inc.	19,887
2,402	Skechers U.S.A., Inc. - Class A (a)	80,731
2,128	Steven Madden, Ltd.	72,012

Number of Shares		Value
	Textiles, Apparel & Luxury Goods (Continued)
1,066	Superior Uniform Group, Inc.	$17,717
213	UniFirst Corp.	32,695
3,460	Vera Bradley, Inc. (a)	45,845
461	Weyco Group, Inc.	14,273
2,656	Wolverine World Wide, Inc.	94,899

		1,145,260

	Thrifts & Mortgage Finance - 1.32%
1,401	Axos Financial, Inc. (a)	40,573
815	Bank7 Corp. (a)	14,157
464	Berkshire Hills Bancorp, Inc.	12,639
910	Brookline Bancorp, Inc. (b)	13,104
1,333	Capitol Federal Financial, Inc.	17,796
932	Dime Community Bancshares	17,456
747	Entegra Financial Corp. (a)	16,770
1,283	Essent Group, Ltd. (a)	55,746
488	Federal Agricultural Mortgage Corp. - Class C	35,346
606	First Defiance Financial Corp.	17,416
843	Flagstar Bancorp, Inc.	27,752
308	FS Bancorp, Inc.	15,548
189	Hingham Institution for Savings	32,510
375	Home Bancorp, Inc.	12,469
953	HomeStreet, Inc. (a)	25,112
102	LendingTree, Inc. (a)(b)	35,859
684	Merchants Bancorp	14,706
881	Meridian Bancorp, Inc.	13,823
648	Meta Financial Group, Inc.	12,753
1,449	Mr. Cooper Group, Inc. (a)	13,896
1,828	New York Community Bancorp, Inc.	21,150
1,752	NMI Holdings, Inc. - Class A (a)	45,324
1,031	Northwest Bancshares, Inc.	17,496
730	Oritani Financial Corp.	12,140
1,028	PennyMac Financial Services, Inc.	22,863
2,453	People’s United Financial, Inc.	40,327
3,288	Radian Group, Inc.	68,193
1,975	Riverview Bancorp, Inc.	14,437
1,810	Sterling Bancorp, Inc.	18,353
1,059	TFS Financial Corp.	17,442
546	Timberland Bancorp, Inc.	15,277
875	Walker & Dunlop, Inc.	44,546
1,436	Washington Federal, Inc.	41,486
973	Waterstone Financial, Inc.	16,016

		840,481

	Tobacco - 0.07%
634	Turning Point Brands, Inc.	29,221
281	Universal Corp.	16,194

		45,415

	Trading Companies & Distributors - 1.42%
540	Applied Industrial Technologies, Inc.	32,114
1,013	Beacon Roofing Supply, Inc. (a)	32,578
2,307	BMC Stock Holdings, Inc. (a)	40,765
1,598	DXP Enterprises, Inc. (a)	62,194
563	EVI Industries, Inc. (b)	21,467
2,260	Foundation Building Materials, Inc. (a)	22,238
225	GATX Corp.	17,183
1,372	General Finance Corp. (a)	12,801
1,515	GMS, Inc. (a)	22,907
1,102	H&E Equipment Services, Inc.	27,671
2,628	HD Supply Holdings, Inc. (a)	113,924

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
464	Kaman Corp.	$27,116
1,339	Lawson Products, Inc. (a)	41,991
650	MSC Industrial Direct Co., Inc. - Class A	53,761
1,978	NOW, Inc. (a)	27,613
672	Rush Enterprises, Inc. - Class A	28,096
588	Rush Enterprises, Inc. - Class B	24,420
1,051	SiteOne Landscape Supply, Inc. (a)	60,065
1,325	Systemax, Inc.	29,998
1,280	Titan Machinery, Inc. (a)	19,917
558	Triton International, Ltd.	17,354
1,864	Univar, Inc. (a)(b)	41,305
1,325	Veritiv Corp. (a)	34,874
364	Watsco, Inc. - Class A	52,128
577	WESCO International, Inc. (a)	30,587
368	Willis Lease Finance Corp. (a)	15,599

		910,666

	Transportation Infrastructure - 0.03%
456	Macquarie Infrastructure Corp.	18,796

	Water Utilities - 0.19%
303	American States Water Co.	21,604
691	Aqua America, Inc.	25,180
817	AquaVenture Holdings, Ltd. (a)	15,809
241	California Water Service Group	13,082
318	Middlesex Water Co.	17,805
1,740	Pure Cycle Corp. (a)	17,156
202	SJW Group	12,471

		123,107

	Wireless Telecommunication Services - 0.16%
6,206	NII Holdings, Inc. (a)	12,164
443	Shenandoah Telecommunications Co.	19,652
1,365	Telephone & Data Systems, Inc.	41,946
566	United States Cellular Corp. (a)	25,985

		99,747

	Total Common Stocks (Cost $42,190,978)	55,288,584

	INVESTMENT COMPANIES - 3.66%
	Exchange Traded Funds - 3.66%
20,245	Vanguard Extended Market ETF (b)	2,337,488

	Total Investment Companies (Cost $1,900,808)	2,337,488

	REAL ESTATE INVESTMENT TRUSTS - 7.23%
	Real Estate Investment Trusts - 7.23%
638	Acadia Realty Trust	17,398
1,777	AG Mortgage Investment Trust, Inc.	29,925
4,629	AGNC Investment Corp.	83,322
242	Agree Realty Corp.	16,780
1,280	Alexander & Baldwin, Inc.	32,563
446	American Assets Trust, Inc.	20,454
702	American Campus Communities, Inc.	33,401
2,911	American Homes 4 Rent - Class A	66,138
3,560	Anworth Mortgage Asset Corp.	14,382
788	Apartment Investment & Management Co. - Class A (b)	39,645
1,662	Apollo Commercial Real Estate Finance, Inc. (b)	30,248
2,066	Apple Hospitality REIT, Inc.	33,676
1,186	Arbor Realty Trust, Inc. (b)	15,382

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
1,064	Ares Commercial Real Estate Corp.	$16,162
1,648	Armada Hoffler Properties, Inc.	25,692
7,056	Ashford Hospitality Trust, Inc.	33,516
1,124	Blackstone Mortgage Trust, Inc. - Class A	38,845
2,521	Bluerock Residential Growth REIT, Inc.	27,176
3,309	Braemar Hotels & Resorts, Inc.	40,403
1,670	Brandywine Realty Trust	26,486
2,978	Brixmor Property Group, Inc.	54,706
2,774	BRT Apartments Corp.	38,503
750	Camden Property Trust	76,125
1,746	Capstead Mortgage Corp.	14,998
565	CareTrust REIT, Inc.	13,255
19,317	CBL & Associates Properties, Inc. (b)	29,941
5,174	Cedar Shopping Centers, Inc.	17,592
2,004	Chatham Lodging Trust	38,557
1,917	Cherry Hill Mortgage Investment Corp.	33,011
2,119	Chesapeake Lodging Trust	58,929
5,792	Chimera Investment Corp.	108,542
7,252	Colony Capital, Inc.	38,581
840	Columbia Property Trust, Inc.	18,908
378	Community Healthcare Trust, Inc.	13,566
879	CoreCivic, Inc.	17,097
467	CorEnergy Infrastructure Trust, Inc. (b)	17,162
123	CoreSite Realty Corp.	13,163
1,170	Corporate Office Properties Trust	31,941
3,229	Cousins Properties, Inc.	31,192
926	CubeSmart	29,669
475	CyrusOne, Inc.	24,909
3,461	DiamondRock Hospitality Co. (b)	37,483
535	Douglas Emmett, Inc.	21,625
2,072	Duke Realty Corp.	63,362
4,279	Dynex Capital, Inc.	26,059
1,084	Easterly Government Properties, Inc.	19,523
168	EastGroup Properties, Inc.	18,756
611	EPR Properties	46,986
920	Equity Commonwealth	30,075
449	Equity LifeStyle Properties, Inc.	51,321
1,749	Exantas Capital Corp.	18,592
495	First Industrial Realty Trust, Inc.	17,503
633	Four Corners Property Trust, Inc.	18,737
3,021	Franklin Street Properties Corp.	21,721
843	Gaming and Leisure Properties, Inc.	32,514
588	Getty Realty Corp.	18,834
907	Gladstone Commercial Corp.	18,838
1,296	Global Medical REIT, Inc.	12,727
689	Global Net Lease, Inc.	13,022
986	Granite Point Mortgage Trust, Inc.	18,310
936	Great Ajax Corp.	12,861
744	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,076
596	Healthcare Realty Trust, Inc.	19,138
924	Healthcare Trust of America, Inc. - Class A	26,417
1,861	Hersha Hospitality Trust	31,898
715	Highwoods Properties, Inc.	33,448
2,236	Hospitality Properties Trust	58,829
853	Hudson Pacific Properties, Inc.	29,360
1,211	Independence Realty Trust, Inc.	13,067
1,506	InfraREIT, Inc.	31,581
325	Innovative Industrial Properties, Inc. (b)	26,549
1,917	Invesco Mortgage Capital, Inc.	30,289

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
	Real Estate Investment Trusts (Continued)
216	Investors Real Estate Trust	$12,941
1,349	Iron Mountain, Inc.	47,836
508	JBG SMITH Properties	21,006
858	Jernigan Capital, Inc.	18,052
675	Kilroy Realty Corp.	51,273
2,823	Kimco Realty Corp.	52,225
2,528	Kite Realty Group Trust	40,423
1,490	Ladder Capital Corp.	25,360
417	Lamar Advertising Co. - Class A	33,051
1,555	Lexington Realty Trust (b)	14,088
1,444	Liberty Property Trust	69,918
240	Life Storage, Inc.	23,345
700	LTC Properties, Inc.	32,060
2,003	Mack-Cali Realty Corp.	44,467
1,741	MedEquities Realty Trust, Inc.	19,377
2,296	Medical Properties Trust, Inc.	42,499
4,941	MFA Financial, Inc.	35,921
215	National Health Investors, Inc.	16,888
747	National Retail Properties, Inc.	41,376
1,144	National Storage Affiliates Trust	32,615
5,786	New Residential Investment Corp.	97,841
6,411	New Senior Investment Group, Inc.	34,940
2,931	New York Mortgage Trust, Inc. (b)	17,850
399	NexPoint Residential Trust, Inc.	15,298
707	NorthStar Realty Europe Corp.	12,274
510	Office Properties Income Trust	14,096
2,017	Omega Healthcare Investors, Inc.	76,949
678	One Liberty Properties, Inc.	19,662
565	Outfront Media, Inc.	13,221
1,867	Paramount Group, Inc.	26,493
2,233	Park Hotels & Resorts, Inc. (b)	69,402
2,100	Pebblebrook Hotel Trust	65,226
5,873	Pennsylvania Real Estate Investment Trust	36,941
1,237	PennyMac Mortgage Investment Trust	25,618
1,062	Physicians Realty Trust	19,976
1,059	Piedmont Office Realty Trust, Inc. - Class A	22,080
1,630	Preferred Apartment Communities, Inc. - Class A	24,157
125	PS Business Parks, Inc.	19,604
439	QTS Realty Trust, Inc. - Class A	19,751
1,227	Ready Capital Corp.	18,000
1,695	Redwood Trust, Inc.	27,374
1,074	Regency Centers Corp.	72,484
1,625	Retail Properties of America, Inc. - Class A	19,809
838	Retail Value, Inc.	26,120
890	Rexford Industrial Realty, Inc. (b)	31,871
2,181	RLJ Lodging Trust	38,320
1,174	RPT Realty	14,100
346	Ryman Hospitality Properties, Inc.	28,455
1,866	Sabra Health Care REIT, Inc.	36,331
1,240	Senior Housing Properties Trust	14,607
278	Seritage Growth Properties	12,354
1,446	SITE Centers Corp.	19,695
535	Spirit Realty Capital, Inc.	21,256
459	STAG Industrial, Inc.	13,609
2,407	Starwood Property Trust, Inc.	53,796
1,080	STORE Capital Corp.	36,180
2,738	Summit Hotel Properties, Inc.	31,241
602	Sun Communities, Inc.	71,349
3,165	Sunstone Hotel Investors, Inc.	45,576
1,054	Tanger Factory Outlet Centers, Inc.	22,113

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
382	Terreno Realty Corp. (b)	$16,059
1,895	The Geo Group, Inc.	36,384
764	Tier REIT, Inc.	21,896
940	TPG RE Finance Trust, Inc.	18,424
2,221	Two Harbors Investment Corp.	30,050
1,594	Uniti Group, Inc. (b)	17,837
173	Universal Health Realty Income Trust	13,098
5,876	VEREIT, Inc.	49,182
2,648	VICI Properties, Inc.	57,938
6,201	Washington Prime Group, Inc. (b)	35,036
457	Washington Real Estate Investment Trust	12,970
460	Weingarten Realty Investors	13,510
1,717	Western Asset Mortgage Capital Corp.	17,565
1,338	Whitestone REIT	16,083
810	WP Carey, Inc.	63,447
1,975	Xenia Hotels & Resorts, Inc.	43,272

	Total Real Estate Investment Trusts (Cost $4,228,620)	4,623,933

	RIGHTS - 0%
395	Schulman, Inc. Contingent Value Right (a)(e)(f)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS - 0.87%
	Money Market Funds - 0.87%
555,237	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (c)	555,237

	Total Short Term Investments (Cost $555,237)	555,237

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 9.47%
	Investments Purchased with Proceeds from Securities Lending Collateral - 9.47%
6,053,599	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.66% (c)	6,053,599

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $6,053,599)	6,053,599

	Total Investments (Cost $54,929,242) - 107.75%	68,858,841
	Liabilities in Excess of Other Assets - (7.75)%	(4,953,896)

	TOTAL NET ASSETS - 100.00%	$63,904,945

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of March 31, 2019.
(d)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $17,901, which represents 0.03% of total net assets.
(e)	As of March 31, 2019, the Valuation Committee has fair valued these securities. The value of these securities was $0, which represents 0.00% of total net assets.
(f)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.

Glossary of Terms

ADR	-	American Depositary Receipt

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	COMMON STOCKS - 95.17%
	Australia - 5.14%
11,085	AGL Energy, Ltd.	$171,350
13,112	APA Group - Stapled Security (e)	93,077
8,819	Aristocrat Leisure, Ltd.	153,810
3,758	ASX, Ltd.	186,679
14,453	Australia & New Zealand Banking Group, Ltd.	267,299
32,432	Bank of Queensland, Ltd.	209,689
28,031	Bendigo & Adelaide Bank, Ltd.	192,918
28,161	BHP Billiton, Ltd.	769,735
56,212	BlueScope Steel, Ltd.	557,933
14,816	Brambles, Ltd.	123,860
13,340	CIMIC Group, Ltd.	458,220
22,229	Coca-Cola Amatil, Ltd.	136,621
5,268	Cochlear, Ltd.	649,558
76,222	Coles Group, Ltd. (a)	641,550
8,882	Commonwealth Bank of Australia	445,825
5,156	CSL, Ltd.	715,408
17,393	Flight Centre Travel Group, Ltd.	519,588
14,568	Fortescue Metals Group, Ltd.	73,731
18,317	Harvey Norman Holdings, Ltd.	52,304
3,623	Macquarie Group, Ltd.	333,664
103,275	Medibank Private, Ltd.	202,716
10,734	National Australia Bank, Ltd.	192,871
14,676	Oil Search, Ltd.	81,654
69,451	Origin Energy, Ltd.	355,520
4,910	QBE Insurance Group, Ltd.	42,957
5,289	REA Group, Ltd.	280,878
3,196	Rio Tinto, Ltd.	222,575
43,054	Santos, Ltd.	208,458
78,479	South32, Ltd.	208,424
10,203	Suncorp Group, Ltd.	99,933
13,385	Transurban Group - Stapled Security (e)	125,539
12,159	Washington H Soul Pattinson & Co., Ltd.	227,541
28,205	Wesfarmers, Ltd.	694,547
17,852	Westpac Banking Corp.	329,074
11,083	Woodside Petroleum, Ltd.	272,088
39,587	Woolworths, Ltd.	854,917

		11,152,511

	Austria - 0.39%
3,620	ANDRITZ AG	155,261
1,165	Erste Group Bank AG	42,818
15,141	Raiffeisen Bank International AG	340,103
6,453	Verbund AG	309,919

		848,101

	Belgium - 0.74%
4,996	Ageas SA	240,991
4,100	Anheuser-Busch InBev SA	344,173
5,606	Colruyt SA	414,238
689	Solvay SA	74,595
6,302	UCB SA	541,359

		1,615,356

	Canada - 8.17%
2,906	Alimentation Couche-Tard, Inc. - Series B	171,183
6,023	Bank of Montreal	450,660
15,000	Bausch Health Cos., Inc. (a)	370,075
1,509	BCE, Inc.	67,006
2,386	Brookfield Asset Management, Inc. - Class A	111,163
2,886	CAE, Inc.	63,946

Number of Shares		Value
	Canada (Continued)
5,140	Cameco Corp.	$60,579
3,989	Canadian Imperial Bank of Commerce	315,216
3,257	Canadian National Railway Co.	291,567
7,828	Canadian Natural Resources, Ltd.	214,921
1,546	Canadian Pacific Railway, Ltd.	318,536
5,301	Canopy Growth Corp. (a)(b)	229,359
46,145	Cenovus Energy, Inc.	400,555
5,412	CGI, Inc. (a)	372,059
47,482	CI Financial Corp.	648,087
1,264	Constellation Software, Inc.	1,071,186
21,354	Dollarama, Inc.	569,664
5,200	Emera, Inc.	194,443
43,246	Empire Co., Ltd. - Series A	936,212
9,847	Enbridge, Inc.	356,639
6,932	Fortis, Inc.	256,199
5,271	George Weston, Ltd.	378,997
3,947	Great-West Lifeco, Inc.	95,577
15,078	H&R Real Estate Investment Trust	264,134
10,042	iA Financial Corp., Inc.	370,314
1,703	IGM Financial, Inc.	43,813
7,123	Imperial Oil, Ltd.	194,445
6,921	Loblaw Cos., Ltd.	341,402
9,459	Magna International, Inc.	460,581
8,060	Manulife Financial Corp.	136,309
3,714	Methanex Corp.	210,942
2,573	Metro, Inc.	94,729
4,856	National Bank of Canada	219,153
5,473	Pembina Pipeline Corp.	201,047
24,881	Power Corp. of Canada	580,156
18,442	Power Financial Corp.	430,845
5,869	Rogers Communications, Inc. - Class B	315,640
14,758	Royal Bank of Canada	1,113,407
2,578	Saputo, Inc.	87,872
5,959	Seven Generations Energy, Ltd. - Class A (a)	43,031
1,100	Shopify, Inc. - Class A (a)	227,071
2,779	Stars Group, Inc. (a)	48,578
2,953	Sun Life Financial, Inc.	113,449
11,599	Suncor Energy, Inc.	375,914
23,947	Teck Resources, Ltd. - Class B (a)	554,077
8,836	The Bank of Nova Scotia	470,381
17,789	The Toronto-Dominion Bank	965,360
5,806	Thomson Reuters Corp.	343,533
15,224	West Fraser Timber Co., Ltd.	740,495
15,125	WSP Global, Inc.	826,564

		17,717,071

	Denmark - 1.91%
315	A.P. Moller - Maersk AS - Class A	381,200
214	A.P. Moller - Maersk AS - Class B	271,319
2,128	Carlsberg AS - Series B	266,103
2,710	Chr. Hansen Holding AS	275,076
3,925	Coloplast AS - Series B	430,850
10,840	Danske Bank AS	190,542
914	DSV AS	75,635
4,448	H. Lundbeck AS	192,888
19,278	Novo Nordisk AS - Series B	1,007,572
4,509	Orsted AS	342,009
2,911	Pandora AS	136,400
8,168	Tryg AS	224,228
1,656	Vestas Wind Systems AS	139,578

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Denmark (Continued)
7,188	William Demant Holdings AS (a)	$212,741

		4,146,141

	Finland - 0.99%
2,580	Elisa OYJ	116,475
10,335	Fortum OYJ	211,681
2,952	Neste OYJ	314,687
36,360	Nokia OYJ	207,130
1,222	Nokian Renkaat OYJ	40,955
16,527	Orion OYJ - Class B	621,026
2,467	Sampo OYJ - Series A	111,812
12,025	Stora Enso OYJ - R Shares	147,226
8,024	UPM-Kymmene OYJ	234,357
9,114	Wartsila OYJ Abp	147,399

		2,152,748

	France - 10.11%
1,843	Air Liquide SA	234,544
6,267	Arkema SA	597,863
10,675	Atos SE	1,030,550
2,383	AXA SA	59,935
4,024	BioMerieux	332,824
13,038	BNP Paribas SA	620,458
89,538	Bollore SA	404,881
1,510	Capgemini SE	183,227
14,006	Carrefour SA	261,734
12,880	Casino Guichard Perrachon SA	558,423
1,305	Cie Generale des Etablissements Michelin SCA	154,179
21,097	CNP Assurances	464,516
40,598	Credit Agricole SA	490,180
4,836	Danone SA	372,378
81	Dassault Aviation SA	119,484
2,698	Dassault Systemes SE	402,135
4,614	Edenred	210,125
4,112	Eiffage SA	395,279
22,324	Electricite de France SA	305,603
18,095	Engie SA	269,849
1,529	EssilorLuxottica SA	167,029
1,538	Eurazeo SE	115,648
5,243	Eutelsat Communications SA	91,816
9,357	Faurecia SA	393,888
4,410	Getlink SE	66,875
1,492	Hermes International	985,131
920	Imerys SA	45,894
2,383	Ingenico Group SA	170,223
4,215	Ipsen SA	578,010
1,152	Kering SA	660,793
1,168	Legrand SA	78,198
4,959	L’Oreal SA	1,335,422
2,938	LVMH Moet Hennessy Louis Vuitton SE	1,082,170
62,099	Natixis SA	332,622
1,553	Pernod Ricard SA	278,859
26,539	Peugeot SA	647,598
2,803	Publicis Groupe SA	150,079
24,496	Rexel SA	276,446
3,511	Safran SA	481,223
12,144	Sanofi-Aventis SA	1,073,828
2,786	Sartorius Stedim Biotech	353,014
1,440	Schneider Electric SE	113,024
4,535	SCOR SE	193,156

Number of Shares		Value
	France (Continued)
4,364	SEB SA	$734,739
4,506	Societe BIC SA	401,703
14,062	Societe Generale SA	406,302
1,448	Teleperformance	260,304
1,311	Thales SA	157,072
25,629	Total SA (b)	1,426,243
5,926	Ubisoft Entertainment SA (a)	528,440
12,893	Valeo SA	374,321
3,508	Vinci SA	341,336
5,480	Vivendi SA	158,812

		21,928,385

	Germany - 6.09%
3,838	adidas AG	933,488
4,407	Allianz SE	982,094
833	Axel Springer SE	43,061
4,147	BASF SE	305,829
8,004	Bayer AG	515,395
2,987	Beiersdorf AG	310,965
896	Brenntag AG	46,066
11,452	Covestro AG	631,824
2,719	Deutsche Boerse AG	348,631
30,341	Deutsche Lufthansa AG	666,929
18,506	Deutsche Post AG	602,243
14,428	Deutsche Telekom AG	239,696
7,270	Deutsche Wohnen SE	352,780
14,186	E.ON SE	157,866
3,445	Fresenius Medical Care AG & Co. KGaA	278,426
2,230	Fresenius SE & Co. KGaA	124,640
2,087	Hannover Rueck SE	299,884
2,252	HeidelbergCement AG	162,329
1,149	HOCHTIEF AG	166,482
8,599	HUGO BOSS AG	587,956
6,323	Innogy SE	292,368
1,772	KION Group AG	92,726
2,263	Merck KGaA	258,370
6,968	METRO AG	115,729
1,468	MTU Aero Engines AG	332,740
1,885	Muenchener Rueckversicherungs-Gesellschaft AG	446,737
2,651	ProSiebenSat.1 Media AG	37,742
1,184	Puma SE	686,658
24,912	RWE AG	668,946
7,601	SAP SE	878,714
1,791	Siemens AG	192,609
1,063	Siemens Healthineers AG	44,381
1,921	Symrise AG	173,175
6,473	Vonovia SE	335,922
2,487	Wirecard AG	312,425
14,973	Zalando SE (a)	584,986

		13,210,812

	Hong Kong - 3.08%
103,339	AIA Group, Ltd.	1,033,366
13,151	ASM Pacific Technology, Ltd.	146,949
19,890	BOC Hong Kong Holdings, Ltd.	82,542
32,699	CK Asset Holdings, Ltd.	291,211
34,469	CK Hutchison Holdings, Ltd.	362,454
18,198	CLP Holdings, Ltd.	211,071
69,061	Dairy Farm International Holdings, Ltd.	579,756
8,230	Hang Seng Bank, Ltd.	203,223

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Hong Kong (Continued)
108,242	HK Electric Investments & HK Electric Investments, Ltd. - Stapled Security (e)	$110,612
168,783	HKT Trust and HKT, Ltd. - Stapled Security (e)	271,345
14,402	Hong Kong Exchange & Clearing, Ltd.	503,185
1,098	Jardine Strategic Holdings, Ltd.	41,186
139,096	Kerry Properties, Ltd.	621,873
7,687	MTR Corp., Ltd.	47,628
37,121	New World Development Co., Ltd.	61,610
40,210	NWS Holdings, Ltd.	88,034
244,688	PCCW, Ltd.	152,127
125,573	SJM Holdings, Ltd.	143,550
3,581	Sun Hung Kai Properties, Ltd.	61,560
35,442	Swire Pacific, Ltd. - Class A	456,525
19,272	Swire Properties, Ltd.	82,944
61,329	Techtronic Industries Co., Ltd.	413,029
29,706	The Bank of East Asia, Ltd.	96,568
158,801	The Hong Kong and China Gas Co., Ltd.	380,844
213,765	WH Group, Ltd.	228,649

		6,671,841

	Ireland - 0.14%
6,702	Bank of Ireland Group PLC	39,873
2,739	CRH PLC	84,897
704	DCC PLC	60,913
569	Kerry Group PLC - Series A	63,190
1,105	Kingspan Group PLC	50,920

		299,793

	Israel - 0.86%
782	Azrieli Group, Ltd.	46,321
35,056	Bank Leumi Le-Israel BM	229,671
122,733	Bezeq the Israel Telecommunication Corp., Ltd.	88,277
363	Check Point Software Technologies, Ltd. (a)	45,916
1	International Flavors & Fragrances, Inc.	73
47,486	Israel Chemicals, Ltd.	248,112
1,962	Nice, Ltd. (a)	239,629
44,868	Teva Pharmaceutical Industries, Ltd. - ADR (a)	703,530
2,231	Wix.com, Ltd. (a)	269,572

		1,871,101

	Italy - 3.28%
23,456	Assicurazioni Generali SpA	434,889
21,990	Davide Campari-Milano SpA	216,045
52,665	Enel SpA	337,469
36,646	Eni SpA	647,484
6,082	EXOR NV	394,990
2,036	Ferrari NV	273,534
111,367	Intesa Sanpaolo SpA	271,795
68,956	Leonardo SpA	803,119
21,005	Moncler SpA	847,758
51,585	Poste Italiane SpA	502,494
5,581	Prysmian SpA	105,775
5,776	Recordati SpA	225,067
37,023	Snam SpA	190,452
1,055,971	Telecom Italia SpA (a)	657,710
1,152,046	Telecom Italia SpA - Savings Share	654,273
29,042	Terna Rete Elettrica Nazionale SpA	184,325
29,349	UniCredit SpA	377,004

		7,124,183

Number of Shares		Value
	Japan - 21.42%
2,731	ABC-Mart, Inc.	$162,593
13,748	Aeon Co., Ltd.	287,957
1,659	Aisin Seiki Co., Ltd.	59,391
12,424	Alfresa Holdings Corp.	354,044
5,666	Asahi Intecc Co., Ltd.	266,839
26,659	Asics Corp.	358,737
39,851	Astellas Pharma, Inc.	598,793
10,296	Bandai Namco Holdings, Inc.	483,407
1,770	Bridgestone Corp.	68,204
18,090	Brother Industries, Ltd.	335,979
11,536	Calbee, Inc.	311,565
2,249	Canon, Inc.	65,300
7,975	Casio Computer Co., Ltd.	104,361
1,057	Central Japan Railway Co.	245,696
13,693	Chubu Electric Power Co., Inc.	214,065
4,403	Chugai Pharmaceutical Co., Ltd.	303,274
12,775	Chugoku Electric Power Co., Inc.	159,465
10,806	Coca-Cola Bottlers Japan, Inc.	274,867
16,531	Credit Saison Co., Ltd.	218,722
12,993	CyberAgent, Inc.	531,679
10,690	Dai Nippon Printing Co., Ltd.	256,056
22,059	Dai-ichi Life Holdings, Inc.	307,091
3,825	Daiichi Sankyo Co., Ltd.	176,630
517	Daikin Industries, Ltd.	60,771
4,299	DeNA Co., Ltd.	64,804
4,464	Dentsu, Inc.	188,927
5,359	Eisai Co., Ltd.	301,534
8,077	Electric Power Development Co., Ltd.	196,961
10,464	FamilyMart UNY Holdings Co., Ltd.	266,737
1,343	Fast Retailing Co., Ltd.	632,501
3,026	Fuji Electric Co., Ltd.	86,153
7,032	FUJIFILM Holdings Corp.	320,294
2,653	Fujitsu, Ltd.	191,864
4,018	Fukuoka Financial Group, Inc.	89,222
12,108	Hakuhodo DY Holdings, Inc.	194,965
832	Hikari Tsushin, Inc.	157,920
4,027	Hitachi, Ltd.	130,840
26,523	Honda Motor Co., Ltd.	720,385
11,486	Hoya Corp.	760,801
6,694	Isetan Mitsukoshi Holdings, Ltd.	67,721
9,371	Isuzu Motors, Ltd.	123,462
21,353	ITOCHU Corp.	386,997
29,115	Japan Post Holdings Co., Ltd.	340,758
11,951	JFE Holdings, Inc.	203,416
21,224	Kajima Corp.	313,961
32,851	Kakaku.com, Inc.	632,880
2,558	Kamigumi Co., Ltd.	59,329
7,447	Kao Corp.	587,767
20,589	KDDI Corp.	443,431
5,412	Keihan Electric Railway Co., Ltd.	227,841
4,490	Keio Corp.	290,444
1,366	Keisei Electric Railway Co., Ltd.	49,677
131	Keyence Corp.	81,901
8,059	Kikkoman Corp.	396,270
2,480	Kintetsu Group Holdings Co., Ltd.	115,682
1,916	Kobayashi Pharmaceutical Co., Ltd.	162,109
755	Konami Holdings Corp.	32,850
34,126	Konica Minolta, Inc.	336,487
4,304	Kose Corp.	793,275
3,760	Kyushu Electric Power Co., Inc.	44,412

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
2,183	Kyushu Railway Co.	$71,810
1,945	Lawson, Inc.	107,899
3,652	LINE Corp. (a)	128,604
21,699	Lion Corp.	457,288
16,560	M3, Inc.	278,699
80,873	Marubeni Corp.	560,725
55,072	Mazda Motor Corp.	617,462
52,037	Mebuki Financial Group, Inc.	133,193
25,548	Medipal Holdings Corp.	607,885
3,530	MEIJI Holdings Co., Ltd.	286,959
16,131	MISUMI Group, Inc.	402,746
35,017	Mitsubishi Chemical Holdings Corp.	247,312
21,214	Mitsubishi Corp.	590,624
4,714	Mitsubishi Estate Co., Ltd.	85,535
19,408	Mitsubishi Gas Chemical Co., Inc.	277,992
14,001	Mitsubishi Heavy Industries, Ltd.	582,637
63,965	Mitsubishi UFJ Financial Group, Inc.	316,358
86,484	Mitsubishi UFJ Lease & Finance Co., Ltd.	441,477
2,847	Mitsui & Co., Ltd.	44,301
210,227	Mizuho Financial Group, Inc.	325,320
24,503	MonotaRO Co., Ltd. (b)	547,759
3,731	MS & AD Insurance Group Holdings, Inc.	113,678
1,482	Murata Manufacturing Co., Ltd.	74,167
22,629	Nikon Corp.	319,943
12,265	Nippon Electric Glass Co., Ltd.	325,871
20,023	Nippon Telegraph & Telephone Corp.	853,602
6,091	Nissan Chemical Industries, Ltd.	279,807
6,333	Nisshin Seifun Group, Inc.	145,584
2,552	Nitori Holdings Co., Ltd.	329,962
7,845	NTT Data Corp.	86,732
21,620	NTT DoCoMo, Inc.	479,178
4,435	Obayashi Corp.	44,699
985	Obic Co., Ltd.	99,608
2,672	Odakyu Electric Railway Co., Ltd.	64,840
55,751	Oji Holdings Corp.	346,930
40,440	Olympus Corp.	439,956
6,445	OMRON Corp. (b)	302,794
1,403	Oracle Corp.	94,350
1,827	Oriental Land Co., Ltd.	207,796
26,335	ORIX Corp.	378,371
8,455	Osaka Gas Co., Ltd.	167,165
4,815	Panasonic Corp.	41,515
3,440	Park24 Co., Ltd.	74,786
17,441	Persol Holdings Co., Ltd.	283,214
10,808	Pigeon Corp.	443,439
18,127	Pola Orbis Holdings, Inc.	579,815
5,232	Rakuten, Inc.	49,651
27,702	Recruit Holdings Co., Ltd.	794,229
14,032	Renesas Electronics Corp. (a)	65,209
42,166	Resona Holdings, Inc.	182,666
29,048	Ricoh Co., Ltd.	304,199
2,239	Ryohin Keikaku Co., Ltd.	568,336
3,777	Secom Co., Ltd.	323,911
5,175	Seiko Epson Corp.	79,384
4,018	Seven & I Holdings Co., Ltd. - Series A	151,600
6,787	SG Holdings Co., Ltd.	197,995
5,048	Shimadzu Corp.	146,517
1,094	Shimamura Co., Ltd.	92,718
14,692	Shinsei Bank, Ltd.	209,062

Number of Shares		Value
	Japan (Continued)
3,415	Shionogi & Co., Ltd.	$212,009
12,985	Shiseido Co., Ltd.	940,177
6,998	Showa Denko KK	247,365
23,011	Showa Shell Sekiyu KK (f)	348,686
2,199	SoftBank Group Corp.	214,351
12,882	Sony Corp.	543,894
5,409	Sony Financial Holdings, Inc.	102,078
11,337	Sumitomo Corp.	157,179
14,852	Sumitomo Dainippon Pharma Co., Ltd.	368,613
9,991	Sumitomo Heavy Industries, Ltd.	324,705
14,589	Sumitomo Mitsui Financial Group, Inc.	510,888
2,435	Sumitomo Mitsui Trust Holdings, Inc.	87,512
2,577	Sumitomo Realty & Development Co., Ltd.	106,921
9,639	Sundrug Co., Ltd.	266,021
13,766	Suzuken Co., Ltd.	798,493
2,403	Suzuki Motor Corp.	106,520
6,414	Sysmex Corp.	388,538
5,391	T&D Holdings, Inc.	56,771
5,040	Taiheiyo Cement Corp.	168,331
948	Taisho Pharmaceutical Holdings Co., Ltd.	90,565
6,130	Taiyo Nippon Sanso Corp.	93,598
20,156	Teijin, Ltd.	333,300
11,240	Terumo Corp.	344,008
18,933	The Kansai Electric Power Co., Inc.	279,207
14,700	The Yokohama Rubber Co., Ltd.	273,644
7,675	Toho Co., Ltd.	308,741
6,632	Toho Gas Co., Ltd.	298,256
3,947	Tokio Marine Holdings, Inc.	191,219
5,906	Tokyo Century Corp.	257,404
121,476	Tokyo Electric Power Co. Holdings, Inc. (a)	768,470
1,079	Tokyo Electron, Ltd.	156,518
2,636	Tokyu Corp.	46,080
9,855	Tosoh Corp.	153,770
14,529	Toyo Seikan Group Holdings, Ltd.	298,040
9,564	Toyota Motor Corp.	563,423
14,962	Toyota Tsusho Corp.	488,867
2,779	Tsuruha Holdings, Inc.	226,333
4,695	Unicharm Corp.	155,650
12,857	Welcia Holdings Co., Ltd.	436,807
126,949	Yamada Denki Co., Ltd.	626,097
1,160	Yamaha Corp.	58,085
7,371	Yamato Holdings Co., Ltd.	190,694
14,860	Yamazaki Baking Co., Ltd.	241,569
3,817	Yokogawa Electric Corp.	79,263
27,314	ZOZO, Inc.	516,395

		46,480,983

	Jersey - 0.94%
11,136	Ferguson PLC	709,267
199,782	Glencore PLC	827,933
46,712	WPP PLC	493,471

		2,030,671

	Luxembourg - 0.36%
34,639	Aroundtown SA	285,723
6,501	RTL Group SA	355,359
9,625	SES SA	149,699

		790,781

	Macau - 0.09%
8,793	Sands China, Ltd.	44,255

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Macau (Continued)
60,551	Wynn Macau, Ltd.	$143,000

		187,255

	Netherlands - 4.13%
7,600	ABN AMRO Group NV	171,339
49,377	Aegon NV	237,182
2,726	Airbus SE	361,296
977	Akzo Nobel NV	86,791
22,228	ArcelorMittal	451,104
2,534	ASML Holding NV	476,267
28,933	CNH Industrial NV	294,790
48,813	Fiat Chrysler Automobiles NV	729,059
2,850	Heineken Holding NV	285,966
582	Heineken NV	61,514
29,378	ING Groep NV	355,984
54,553	Koninklijke Ahold Delhaize NV	1,452,413
1,570	Koninklijke DSM NV	171,264
10,206	Koninklijke Philips NV	416,994
2,739	Koninklijke Vopak NV	131,191
18,283	NN Group NV	760,694
2,454	NXP Semiconductors NV	216,909
4,095	QIAGEN NV (a)	166,226
5,342	Randstad Holding NV	260,840
10,200	STMicroelectronics NV	151,290
20,430	Unilever NV	1,191,104
7,688	Wolters Kluwer NV	523,780

		8,953,997

	New Zealand - 0.37%
6,669	a2 Milk Co., Ltd. (a)	65,254
35,129	Auckland International Airport, Ltd.	194,881
12,433	Fisher & Paykel Healthcare Corp., Ltd.	133,097
102,099	Meridian Energy, Ltd.	291,264
46,389	Spark New Zealand, Ltd.	120,165

		804,661

	Norway - 0.90%
8,683	Aker BP ASA	309,655
3,386	DNB ASA	62,370
15,152	Equinor ASA	332,133
10,311	Gjensidige Forsikring ASA	178,230
9,188	Mowi ASA	205,269
19,061	Schibsted ASA - Class B	682,885
8,607	Telenor ASA	172,346

		1,942,888

	Portugal - 0.35%
51,648	EDP - Energias de Portugal SA	203,205
37,853	Jeronimo Martins SGPS SA	558,916

		762,121

	Singapore - 1.23%
66,562	ComfortDelGro Corp., Ltd.	126,511
18,480	DBS Group Holdings, Ltd.	344,964
2,867,846	Golden Agri-Resources, Ltd.	592,921
15,257	Jardine Cycle & Carriage, Ltd.	366,475
30,434	Oversea-Chinese Banking Corp., Ltd.	248,816
124,040	Singapore Exchange, Ltd.	670,518
17,039	United Overseas Bank, Ltd.	317,903

		2,668,108

Number of Shares		Value
	Spain - 2.81%
9,951	ACS, Actividades de Construccion y Servicios SA	$437,467
494	Aena SME SA	89,015
9,621	Amadeus IT Holdings SA - Class A	771,116
103,775	Banco Bilbao Vizcaya Argentaria SA	592,956
141,628	Banco Santander SA	657,657
5,437	Bankinter SA	41,439
12,501	CaixaBank SA	39,093
8,268	Enagas SA	240,703
11,718	Endesa SA	299,050
6,565	Ferrovial SA	153,841
46,897	Iberdrola SA	411,747
33,113	Industria de Diseno Textil SA	973,574
45,307	Mapfre SA	124,886
9,963	Naturgy Energy Group SA	278,860
47,507	Repsol SA	812,767
4,336	Siemens Gamesa Renewable Energy SA (a)	69,115
13,279	Telefonica SA	111,237

		6,104,523

	Sweden - 1.48%
8,962	Atlas Copco AB - Class A	241,087
8,562	Atlas Copco AB - Class B	212,358
5,173	Epiroc AB - Class A	52,246
47,109	Hennes & Mauritz AB - Series B	785,932
1,148	ICA Gruppen AB	46,089
6,593	Investor AB - B Shares	297,192
8,488	Lundin Petroleum AB	287,421
6,821	Skanska AB - Class B	124,052
4,939	SKF AB - B Shares	82,172
4,610	Swedbank AB - A Shares	65,153
12,404	Swedish Match AB	632,887
42,496	Telefonaktiebolaget LM Ericsson - Series B	391,468

		3,218,057

	Switzerland - 7.11%
9,065	ABB, Ltd.	170,371
6,263	Adecco Group AG	334,473
1,192	Baloise Holding AG	197,008
107	Barry Callebaut AG	193,406
1	Chocoladefabriken Lindt & Spruengli AG	78,232
1,548	Cie Financiere Richemont SA	112,932
8,417	Credit Suisse Group AG	98,112
990	Dufry AG	104,098
120	Geberit AG	49,079
92	Givaudan SA	235,477
3,832	Kuehne & Nagel International AG	525,773
955	Lonza Group AG	296,486
38,225	Nestle SA	3,644,769
25,796	Novartis AG	2,479,500
799	Partners Group Holding AG	581,243
10,599	Roche Holdings AG	2,920,606
197	Schindler Holding AG	40,785
252	SGS SA	627,656
460	Sika AG	64,332
1,765	Sonova Holding AG	349,770
467	Straumann Holding AG	381,772
939	Swiss Life Holding AG	413,724
1,457	Swiss Re AG	142,415
2,725	Temenos AG	402,034
559	The Swatch Group AG - Group I	160,099
2,454	The Swatch Group AG - Group N	135,881

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Switzerland (Continued)
16,125	UBS Group AG	$195,653
1,514	Zurich Insurance Group AG	501,190

		15,436,876

	United Kingdom - 13.08%
19,066	3i Group PLC	244,492
35,728	Admiral Group PLC	1,010,609
26,454	Anglo American PLC	707,552
2,284	Ashtead Group PLC	55,215
1,478	Associated British Foods PLC	46,998
11,870	AstraZeneca PLC	947,485
136,635	Auto Trader Group PLC	929,313
11,525	Aviva PLC	61,975
24,246	Babcock International Group PLC	156,002
15,334	Barratt Developments PLC	119,779
7,045	Berkeley Group Holdings PLC	338,689
20,214	BHP Group PLC	487,705
163,724	BP PLC	1,188,884
21,851	British American Tobacco PLC	911,581
8,998	Bunzl PLC	296,990
34,143	Burberry Group PLC	870,196
1,855	Carnival PLC	91,689
5,816	Coca-Cola European Partners PLC	300,920
3,900	Coca-Cola HBC AG	132,988
10,705	Compass Group PLC	251,873
24,234	ConvaTec Group PLC	44,716
4,461	Croda International PLC	293,079
21,583	Diageo PLC	883,225
17,519	Experian PLC	474,161
77,279	GlaxoSmithKline PLC	1,605,541
39,806	Hargreaves Lansdown PLC	967,044
110,164	HSBC Holdings PLC	895,181
5,974	Imperial Brands PLC	204,355
8,861	InterContinental Hotels Group PLC	533,280
25,582	Investec PLC	147,419
210,650	J. Sainsbury PLC	646,416
51,792	Kingfisher PLC	158,832
124,791	Legal & General Group PLC	447,830
270,199	Lloyds Banking Group PLC	218,911
4,841	London Stock Exchange Group PLC	299,447
97,998	Marks & Spencer Group PLC	355,664
26,808	Meggitt PLC	175,742
10,390	Merlin Entertainments PLC	46,511
18,897	Micro Focus International PLC	491,314
4,757	Mondi PLC	105,335
28,047	National Grid PLC	311,333
8,336	Next PLC	605,746
23,007	Pearson PLC	251,001
12,663	Prudential PLC	253,837
722	Reckitt Benckiser Group PLC	60,087
28,000	RELX PLC	599,183
7,532	Rio Tinto PLC	437,785
14,535	Rolls-Royce Holdings PLC (a)	171,174
38,598	Royal Dutch Shell PLC - Class A	1,212,984
30,184	Royal Dutch Shell PLC - Class B	953,988
302,341	Royal Mail PLC	939,468
2,599	Schroders PLC	91,518
3,859	Severn Trent PLC	99,385
29,401	Smith & Nephew PLC	583,879

Number of Shares		Value
	United Kingdom (Continued)
3,322	St. James’s Place PLC	$44,519
121,503	Standard Life Aberdeen PLC	417,612
37,775	Taylor Wimpey PLC	86,399
229,766	Tesco PLC	695,390
51,636	The Sage Group PLC	471,948
14,812	Unilever PLC	852,622
10,330	United Utilities Group PLC	109,712
321,862	Vodafone Group PLC	586,516
1,724	Whitbread PLC	114,088
96,561	Wm Morrison Supermarkets PLC	286,456

		28,381,568

	Total Common Stocks (Cost $189,132,249)	206,500,532

	INVESTMENT COMPANIES - 2.61%
	Canada - 0.23%
17,635	iShares MSCI Canada ETF (b)	487,432

	Japan - 2.38%
79,755	iShares MSCI EAFE ETF	5,172,909

	Total Investment Companies (Cost $5,296,252)	5,660,341

	PARTICIPATORY NOTES - 0.10%
	Switzerland - 0.10%
21	Chocoladefabriken Lindt & Spruengli AG (d)	142,787
364	Schindler Holding AG (d)	75,529

	Total Participatory Notes (Cost $229,344)	218,316

	PREFERRED STOCKS - 0.23%
	Germany - 0.23%
6,521	FUCHS PETROLUB SE - Preference Shares	269,187
1,303	Sartorius AG	223,931

	Total Preferred Stocks (Cost $493,444)	493,118

	REAL ESTATE INVESTMENT TRUSTS - 1.56%
	Australia - 0.45%
34,635	Dexus	313,465
38,514	Goodman Group	365,257
50,786	GPT Group	224,019
42,484	Mirvac Group	82,989

		985,730

	Canada - 0.16%
6,253	RioCan Real Estate Investment Trust	123,858
8,316	SmartCentres Real Estate Investment Trust	217,864

		341,722

	Hong Kong - 0.17%
31,200	Link Real Estate Investment Trust	365,279

	Japan - 0.50%
59	Japan Prime Realty Investment Corp.	242,873
42	Japan Real Estate Investment Corp.	247,577
30	Japan Retail Fund Investment Corp.	60,287
48	Nippon Building Fund, Inc.	325,021
42	Nomura Real Estate Master Fund, Inc.	61,871
85	United Urban Investment Corp.	134,190

		1,071,819

	Singapore - 0.19%
36,048	Ascendas Real Estate Investment Trust	77,481

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
	Singapore (Continued)
78,043	CapitaLand Commercial Trust	$111,816
123,017	CapitaLand Mall Trust	216,170

		405,467

	United Kingdom - 0.09%
23,496	Segro PLC	206,250

	Total Real Estate Investment Trusts (Cost $3,144,375)	3,376,267

	SHORT TERM INVESTMENTS - 0.66%
	Money Market Funds - 0.66%
1,429,776	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (c)	1,429,776

	Total Short Term Investments (Cost $1,429,776)	1,429,776

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.71%
	Investments Purchased with Proceeds from Securities Lending Collateral - 0.71%
1,550,556	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.66% (c)	1,550,556

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,550,556)	1,550,556

	Total Investments (Cost $201,275,996) - 101.04%	219,228,906
	Liabilities in Excess of Other Assets - (1.04)%	(2,259,107)

	TOTAL NET ASSETS - 100.00%	$216,969,799

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of March 31, 2019.
(d)	Represents the value of the underlying security. See note 3t. of the Notes to Financial Statements.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security totals $348,686, which represents 0.16% of total net assets.

Glossary of Terms

ADR	-	American Depositary Receipt
LN	-	London Stock Exchange
EB	-	Cboe European Equities

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY

March 31, 2019

COMMON STOCKS
Aerospace & Defense	1.23%
Air Freight & Logistics	1.08%
Airlines	0.31%
Auto Components	0.84%
Automobiles	1.74%
Banks	6.64%
Beverages	1.47%
Biotechnology	0.33%
Building Products	0.07%
Capital Markets	2.70%
Chemicals	2.41%
Commercial Services & Supplies	0.93%
Communications Equipment	0.28%
Construction & Engineering	1.50%
Construction Materials	0.21%
Consumer Finance	0.10%
Containers & Packaging	0.14%
Distributors	0.17%
Diversified Financial Services	1.06%
Diversified Telecommunication Services	1.82%
Electric Utilities	2.30%
Electrical Equipment	0.35%
Electronic Equipment, Instruments & Components	0.60%
Entertainment	0.26%
Equity Real Estate Investment Trusts (REITs)	0.12%
Food & Staples Retailing	4.97%
Food Products	4.15%
Gas Utilities	0.56%
Health Care Equipment & Supplies	2.66%
Health Care Providers & Services	1.00%
Health Care Technology	0.13%
Hotels, Restaurants & Leisure	1.06%
Household Durables	1.10%
Household Products	0.79%
Independent Power and Renewable Electricity Producers	0.23%
Industrial Conglomerates	0.45%
Insurance	5.75%
Interactive Media & Services	0.91%
Internet & Direct Marketing Retail	0.53%
IT Services	1.63%
Leisure Products	0.40%
Life Sciences Tools & Services	0.38%
Machinery	1.21%
Marine	0.54%
Media	1.47%
Metals & Mining	2.54%
Multiline Retail	1.34%
Multi-Utilities	0.79%
Oil, Gas & Consumable Fuels	5.25%
Paper & Forest Products	0.73%

Personal Products	1.90%
Pharmaceuticals	7.51%
Professional Services	1.86%
Real Estate Management & Development	1.29%
Road & Rail	0.80%
Semiconductors & Semiconductor Equipment	0.56%
Software	2.13%
Specialty Retail	1.85%
Technology Hardware, Storage & Peripherals	0.66%
Textiles, Apparel & Luxury Goods	3.56%
Tobacco	0.81%
Trading Companies & Distributors	1.92%
Transportation Infrastructure	0.25%
Water Utilities	0.10%
Wireless Telecommunication Services	0.74%

TOTAL COMMON STOCKS	95.17%

INVESTMENT COMPANIES
Exchange Traded Funds	2.61%

TOTAL INVESTMENT COMPANIES	2.61%

PARTICIPATORY NOTES
Food Products	0.07%
Machinery	0.03%

TOTAL PARTICIPATORY NOTES	0.10%

PREFERRED STOCKS
Chemicals	0.13%
Health Care Equipment & Supplies	0.10%

TOTAL PREFERRED STOCKS	0.23%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	1.56%

TOTAL REAL ESTATE INVESTMENT TRUSTS	1.56%

SHORT TERM INVESTMENTS
Money Market Funds	0.66%

TOTAL SHORT TERM INVESTMENTS	0.66%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	0.71%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	0.71%

TOTAL INVESTMENTS	101.04%
Liabilities in Excess of Other Assets	(1.04)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Principal Amount		Value
	ASSET BACKED SECURITIES - 14.79%
395,000	AIMCO CLO Series 2015-A, 3.637% (3 Month LIBOR USD + 0.850%, 0.850% Floor), 01/15/2028 (b)(c)	$392,424
510,000	Ally Auto Receivables Trust Series 2017-4, 1.750%, 12/15/2021	506,933
395,000	Ally Master Owner Trust Series 2018-1, 2.700%, 01/15/2023	394,927
	AmeriCredit Automobile Receivables Trust
106,605	Series 2016-4, 1.530%, 07/08/2021	106,300
320,000	Series 2017-3-A3, 1.900%, 03/18/2022	318,262
400,000	Atrium XII Series 2015-12R, 3.591% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (b)(c)	397,988
250,000	Babson CLO, Ltd. Series 2015-IIA, 3.951% (3 Month LIBOR USD + 1.190%, 0.000% Floor), 10/20/2030 (b)(c)	248,903
	Barings CLO, Ltd.
575,000	Series 2013-IA, 3.561% (3 Month LIBOR USD + 0.800%, 0.800% Floor), 01/20/2028 (b)(c)	569,445
250,000	Series 2018-III, 3.711% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 07/20/2029 (b)(c)	247,591
	BlueMountain CLO, Ltd.
390,000	Series 2015-2, 3.710% (3 Month LIBOR USD + 0.930%, 0.000% Floor), 07/19/2027 (b)(c)	388,436
397,000	Series 2013-2R, 3.941% (3 Month LIBOR USD + 1.180%, 0.930% Floor), 10/22/2030 (b)(c)	394,825
315,000	BMW Vehicle Lease Trust Series 2017-2, 2.070%, 10/20/2020	314,196
385,000	Bristol Park CLO, Ltd. Series 2016-1, 4.207% (3 Month LIBOR USD + 1.420%, 0.000% Floor), 04/15/2029 (b)(c)	385,875
735,000	Capital One Multi-Asset Execution Trust Series 2016-3A, 1.340%, 04/15/2022	732,984
250,000	Carlyle Global Market Strategies CLO, Ltd. Series 2013-2, 3.670% (3 Month LIBOR USD + 0.890%, 0.000% Floor), 01/18/2029 (b)(c)	247,545
645,000	Chase Issuance Trust Series 2016-2, 1.370%, 06/15/2021	643,318
	CIFC Funding, Ltd.
365,000	Series 2013-IR, 4.029% (3 Month LIBOR USD + 1.250%, 0.000% Floor), 07/15/2030 (b)(c)	364,330
390,000	Series 2013-IIR, 3.990% (3 Month LIBOR USD + 1.210%, 0.000% Floor), 10/18/2030 (b)(c)	388,760
9,028	CIG AUTO RECEIVABLES TRUST Series 2017-1, 2.710%, 05/15/2023 (c)	9,010
105,000	CNH Equipment Trust Series 2018-A, 3.300%, 04/15/2025	106,941
94,540	Credit Suisse ABS Trust Series 2018-A, 3.420%, 07/25/2024 (c)(h)	94,646
188,575	Domino’s Pizza Master Issuer LLC Series 2018-1, 4.116%, 07/25/2048 (c)(h)	188,804
530,000	Dryden 50 Senior Loan Fund Series 2017-50, 4.007% (3 Month LIBOR USD + 1.220%, 0.000% Floor), 07/15/2030 (b)(c)	527,565
69,100	Engs Commercial Finance Trust Series 2018-1, 2.970%, 02/22/2021 (c)(h)	69,255
200,661	Flagship Credit Auto Trust Series 2018-2, 2.970%, 10/17/2022 (c)	201,217
300,000	Ford Credit Auto Lease Trust Series 2017-B, 2.030%, 12/15/2020	299,000

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
408,067	Ford Credit Auto Owner Trust Series 2015-A, 2.030%, 08/15/2020	$407,587
295,000	Galaxy XXII CLO, Ltd. Series FLT, 3.779% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 07/17/2028 (b)(c)	294,572
100,000	GCO Education Loan Funding Trust Series 2006-1, 2.881% (3 Month LIBOR USD + 0.230%, 0.230% Floor), 05/25/2036 (b)	97,441
341,387	GM Financial Automobile Leasing Trust Series 2017-1, 2.060%, 05/20/2020	340,746
300,000	GTP Acquisition Partners I LLC Series 2015-2, 3.482%, 06/15/2050 (c)	303,450
	KKR Financial CLO, Ltd.
340,000	Series 2016-16, 4.251% (3 Month LIBOR USD + 1.490%, 0.000% Floor), 01/22/2029 (b)(c)	339,994
250,000	Series 2013-IA, 4.077% (3 Month LIBOR USD + 1.290%, 0.000% Floor), 04/15/2029 (b)(c)	248,832
250,000	LCM XX LP Series 2015-20R, 3.801% (3 Month LIBOR USD + 1.040%, 1.040% Floor), 10/20/2027 (b)(c)	248,455
320,000	LCM XXII, Ltd. Series 21-A, 4.241% (3 Month LIBOR USD + 1.480%, 0.000% Floor), 10/20/2028 (b)(c)	320,696
250,000	LCM XXV, Ltd. Series 2017-25, 3.971% (3 Month LIBOR USD + 1.210%, 0.000% Floor), 07/20/2030 (b)(c)	249,446
261,000	Madison Park Funding XI, Ltd. Series 2013-11A, 3.932% (3 Month LIBOR USD + 1.160%, 0.000% Floor), 07/23/2029 (b)(c)	261,253
63,366	Marlette Funding Trust Series 2018-2, 3.060%, 07/17/2028 (c)(h)	63,341
43,478	Nationstar HECM Loan Trust Series 2018-IA, 2.760%, 02/25/2028 (a)(c)	43,391
270,000	Neuberger Berman CLO XX, Ltd. Series 2015-20R, 3.587% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 01/18/2028 (b)(c)	267,849
401,000	Neuberger Berman CLO, Ltd. Series 2017-16A, 3.637% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 01/18/2028 (b)(c)	399,797
345,000	Neuberger Berman Loan Advisers CLO, Ltd. Series 2018-27A, 4.187% (3 Month LIBOR USD + 1.400%, 0.000% Floor), 01/15/2030 (b)(c)	335,844
	NRZ Advance Receivables Trust
73,500	Series 2016-T2, 2.575%, 10/15/2049 (c)	73,362
136,000	Series 2015-ON1, 3.107%, 12/15/2050 (c)	136,482
120,000	Series 2017-T1, 3.214%, 02/15/2051 (c)	120,474
	NRZ Excess Spread-Collateralized Notes Series
285,623	Series 2018-PLS1, 3.193%, 01/25/2023 (c)	284,487
105,715	Series 2018-PLS2, 3.265%, 02/25/2023 (c)	105,709
	OCP CLO, Ltd.
275,000	Series 2015-8R, 3.623% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 04/17/2027 (b)(c)	274,090
335,000	Series 2015-9R, 3.587% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 07/15/2027 (b)(c)	333,095
	OneMain Financial Issuance Trust
331,000	Series 2018-1A, 3.300%, 03/14/2029 (c)	332,921
120,000	Series 2017-1A, 2.370%, 09/14/2032 (c)	119,097
250,000	OZLM VII, Ltd. Series 2014-7R, 3.783% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (b)(c)	247,373

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
300,000	OZLM XII, Ltd. Series 2015-12R, 3.801% (3 Month LIBOR USD + 1.050%, 0.000% Floor), 04/30/2027 (b)(c)	$298,260
250,000	Palmer Square Loan Funding, Ltd. Series 2018-4A2, 4.134% (3 Month LIBOR USD + 1.450%, 0.000% Floor), 11/16/2026 (b)(c)	247,613
60,637	Prosper Marketplace Issuance Trust Series 2018-IA, 3.110%, 06/17/2024 (c)	60,664
180,000	Regional Management Issuance Trust Series 2018-1, 3.830%, 07/15/2027 (c)(h)	180,119
400,000	RR 3, Ltd. Series 2014-R2, 3.877% (3 Month LIBOR USD + 1.090%, 1.090% Floor), 01/15/2030 (b)(c)	396,946
250,000	Shackleton 2014-VI-R CLO, Ltd. Series A, 3.793% (3 Month LIBOR USD + 1.020%, 1.020% Floor), 07/17/2028 (b)(c)	248,740
71,552	Skopos Auto Receivables Trust Series 2018-1A, 3.190%, 09/15/2021 (c)(h)	71,559
	SoFi Consumer Loan Program Trust
166,102	Series 2016-2, 3.090%, 10/27/2025 (c)(h)	166,302
74,561	Series 2018-1, 2.550%, 02/25/2027 (c)	74,323
76,662	Series 2018-2, 2.930%, 04/26/2027 (c)	76,599
315,000	Sound Point CLO II, Ltd. Series 2013-1A, 3.835% (3 Month LIBOR USD + 1.070%, 1.070% Floor), 01/27/2031 (b)(c)	311,183
401,000	Sound Point CLO XVIII, Ltd. Series 2017-4A, 3.881% (3 Month LIBOR USD + 1.120%, 0.000% Floor), 01/21/2031 (b)(c)	397,509
335,000	Sound Point CLO, Ltd. Series A-1, 3.737% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (b)(c)	330,951
125,000	Springleaf Funding Trust Series 2017-A, 2.680%, 07/15/2030 (c)	124,060
395,000	TICP CLO, Ltd. Series III-2, 3.601% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (b)(c)	392,002
	Voya CLO, Ltd.
298,596	Series 2014-3, 3.491% (3 Month LIBOR USD + 0.720%, 0.000% Floor), 07/25/2026 (b)(c)	297,461
480,000	Series 2015-1, 3.680% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (b)(c)	475,587
79,000	Wendy’s Funding LLC Series 2018-1, 3.884%, 03/15/2048 (c)(h)	77,983
230,000	World Omni Auto Receivables Trust Series 2017-B, 1.950%, 02/15/2023	227,698
400,000	Z Capital Credit Partners CLO, Ltd. Series 2015-1, 3.729% (3 Month LIBOR USD + 0.950%, 0.950% Floor), 07/16/2027 (b)(c)	396,753

	Total Asset Backed Securities (Cost $19,743,325)	19,641,576

	COLLATERALIZED MORTGAGE OBLIGATIONS - 10.46%
193,797	Ajax Mortgage Loan Trust Series 2017-B, 3.163%, 09/25/2056 (a)(c)	193,232
	Angel Oak Mortgage Trust I LLC
204,923	Series 2018-3, 3.649%, 09/25/2048 (a)(c)	205,677
100,000	Series 2019-2, 3.628%, 03/25/2049 (a)(c)	100,614
235,684	Arroyo Mortgage Trust Series 2018-1, 3.763%, 04/25/2048 (a)(c)	235,903
93,957	Bayview Koitere Fund Trust Series 2017-RT4, 3.500%, 07/28/2057 (a)(c)	94,620

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
259,772	Bayview Mortgage Fund IVc Trust Series 2017-RT3A, 3.500%, 01/28/2058 (a)(c)	$261,173
	Bayview Opportunity Master Fund IVa Trust
240,826	Series 2017-SPL5A, 3.500%, 07/28/2057 (a)(c)	242,154
81,855	Series 2017-SPL1A, 4.000%, 10/28/2064 (a)(c)	83,093
	Bayview Opportunity Master Fund IVb Trust
68,134	Series 2017-SPL3, 4.000%, 11/28/2053 (a)(c)	69,446
92,420	Series 2017-RT6, 3.500%, 10/28/2057 (a)(c)	92,951
132,000	BBCMS Mortgage Trust Series 2017-DELC, 3.334% (1 Month LIBOR USD + 0.850%) 08/15/2036 (b)(c)	131,543
265,775	BX Commercial Mortgage Trust Series 2018-IND, 3.234% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 11/15/2035 (b)(c)	265,400
100,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, 3.934% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (b)(c)	100,385
92,000	CD 2017-CD4 Mortgage Trust Series 2017-CD4, 3.514%, 05/12/2050 (a)	94,496
30,567	Chase Mortgage Finance Trust Series 2007-A1, 4.134%, 02/25/2037 (a)	30,566
89,416	CIM Trust Series 2017-7, 3.000%, 04/25/2057 (a)(c)	89,123
	Citigroup Commercial Mortgage Trust
296,312	Series 2016-P3, 3.329%, 04/16/2049	300,844
505,000	Series 2016-P4, 2.902%, 07/12/2049	498,897
383,000	Series 2016-P6, 3.720%, 12/10/2049 (a)	398,801
	Citigroup Mortgage Loan Trust, Inc.
291,648	Series 2018-R2, 3.500%, 02/25/2058 (a)(c)	292,832
132,067	Series 2018-R, 3.000%, 09/25/2064 (a)(c)	132,944
	COLT Mortgage Loan Trust
102,068	Series 2019-1, 3.705%, 03/25/2049 (a)(c)	102,679
180,000	Series 2019-2, 3.337%, 05/25/2049 (a)(c)	180,000
120,000	COMM Mortgage Trust Series 2013-300P, 4.353%, 08/12/2030 (c)	126,746
	Countrywide Home Loans, Inc.
9,071	Series 2004-HYB6, 4.267%, 11/20/2034 (a)	9,173
87,527	Series 2005-11, 3.086% (1 Month LIBOR USD + 0.600%, 10.500% Cap, 0.300% Floor), 03/25/2035 (b)	81,400
42,371	CSMC Trust Series 2017-FHA1, 3.250%, 04/25/2047 (a)(c)	41,543
394,000	DBJPM Mortgage Trust Series 2016-C3, 2.890%, 08/12/2049	388,858
378,467	Four Times Square Trust Series 2006-4TS, 5.401%, 12/13/2028 (c)	392,296
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	147,793
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	145,311
35,000	Series 2015-GC34, 3.506%, 10/13/2048	35,940
370,000	Series 2016-GS4, 3.442%, 11/15/2049 (a)	378,779
564,560	JPMBB Commercial Mortgage Securities Trust Series 2013-C12, 3.157%, 07/17/2045	567,853
	Mill City Mortgage Loan Trust
278,962	Series 2018-2, 3.500%, 05/25/2058 (a)(c)	280,135
289,985	Series 2017-3, 2.750%, 01/25/2061 (a)(c)	286,653
205,600	Series 2018-1, 3.250%, 05/25/2062 (a)(c)	204,847

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
189,912	Morgan Stanley ABS Capital I, Inc. Trust Series 2003-NC10, 3.506% (1 Month LIBOR USD + 1.020%, 0.680% Floor), 10/25/2033 (b)	$188,548
	Morgan Stanley Bank of America Merrill Lynch Trust
175,000	Series 2016-C29, 3.325%, 05/17/2049	177,745
403,000	Series 2016-C30, 2.860%, 09/17/2049	395,891
	Morgan Stanley Capital I Trust
185,000	Series 2014-MP, 3.469%, 08/11/2033 (c)	187,789
295,000	Series 2016-UB11, 2.782%, 08/17/2049	288,480
	MTRO Commercial Mortgage Trust
100,000	Series 2019-TECH B, 3.584% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 12/15/2033 (b)(c)	100,373
100,000	Series 2019-TECH C, 3.784% (1 Month LIBOR USD + 1.300%, 1.300% Floor), 12/15/2033 (b)(c)	100,377
	New Residential Mortgage LLC
239,427	Series 2018-FNT1, 3.610%, 05/25/2023 (c)	242,761
267,645	Series 2018-FNT2, 3.790%, 07/25/2024 (c)	270,589
	New Residential Mortgage Loan Trust
99,122	Series 2016-2, 3.750%, 11/25/2035 (a)(c)	100,475
79,490	Series 2016-4, 3.750%, 11/25/2056 (a)(c)	80,509
132,160	Series 2017-1, 4.000%, 02/25/2057 (a)(c)	134,960
118,783	Series 2017-2, 4.000%, 03/25/2057 (a)(c)	121,861
67,606	Series 2017-3, 4.000%, 04/25/2057 (a)(c)	69,333
73,879	Series 2017-4, 4.000%, 05/25/2057 (a)(c)	75,769
81,067	Series 2017-5, 3.986% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (b)(c)	82,545
95,271	Series 2017-6, 4.000%, 08/25/2057 (a)(c)	97,067
206,125	Series 2018-1, 4.000%, 12/25/2057 (a)(c)	212,511
210,282	Series 2018-2, 4.500%, 02/25/2058 (a)(c)	217,350
287,933	Series 2018-4, 3.236% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/25/2048 (b)(c)	286,836
130,000	OBP Depositor LLC Trust Series 2010-OBP, 4.646%, 07/17/2045 (c)	131,614
	SBA Tower Trust
155,000	Series 2014-1-2, 2.898%, 10/15/2044 (c)	154,842
90,000	Series 2017-1, 3.168%, 04/15/2047 (c)	89,947
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	125,883
75,000	SG Commercial Mortgage Securities Trust Series 2016-C5, 3.055%, 10/13/2048	73,904
	Towd Point Mortgage Trust
169,488	Series 2015-6, 2.750%, 04/25/2055 (a)(c)	168,115
65,870	Series 2016-2, 2.750%, 08/25/2055 (a)(c)	65,169
70,906	Series 2016-3, 2.250%, 08/25/2055 (a)(c)	69,991
149,176	Series 2017-1, 2.750%, 10/25/2056 (a)(c)	147,904
74,357	Series 2017-5, 3.086% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (b)(c)	73,929
301,509	Series 2017-2, 2.750%, 04/25/2057 (a)(c)	298,776
71,160	Series 2017-3, 2.750%, 06/25/2057 (a)(c)	70,263
83,751	Series 2017-4, 2.750%, 06/25/2057 (a)(c)	82,658
331,868	Series 2017-6, 2.750%, 10/25/2057 (a)(c)	326,014
105,818	Series 2018-1, 3.000%, 01/28/2058 (a)(c)	104,194
293,121	Series 2018-2, 3.250%, 03/25/2058 (a)(c)	292,182
210,112	Series 2018-3, 3.750%, 05/25/2058 (a)(c)	210,921
200,820	Verus Securitization Trust
	Series 2018-2, 3.677%, 07/25/2058 (a)(c)	201,729
475,695	Wells Fargo-RBS Commercial Mortgage Trust
	Series 2014-C19, 3.660%, 03/15/2047	481,826

	Total Collateralized Mortgage Obligations (Cost $13,922,319)	13,886,330

Principal Amount		Value
	CORPORATE OBLIGATIONS - 30.91%
	Aerospace & Defense - 0.69%
185,000	Lockheed Martin Corp.
	4.090%, 09/15/2052	$188,246
	United Technologies Corp.
385,000	3.650%, 08/16/2023	395,407
100,000	3.950%, 08/16/2025	103,952
205,000	3.125%, 05/04/2027	200,502
25,000	4.625%, 11/16/2048	26,561

		914,668

	Airlines - 0.14%
	Delta Air Lines, Inc.
90,000	3.625%, 03/15/2022	90,570
100,000	3.800%, 04/19/2023	101,143

		191,713

	Automobiles - 0.55%
	Ford Motor Co.
40,000	4.346%, 12/08/2026 (d)	37,165
40,000	4.750%, 01/15/2043	31,419
70,000	5.291%, 12/08/2046	58,759
	General Motors Co.
15,000	6.250%, 10/02/2043	14,948
175,000	6.750%, 04/01/2046	182,786
130,000	5.400%, 04/01/2048	119,030
45,000	5.950%, 04/01/2049	43,695
35,000	General Motors Financial Co., Inc.
	3.500%, 11/07/2024	33,836
205,000	Volkswagen Group of America Finance LLC
	3.875%, 11/13/2020 (c)	207,708

		729,346

	Banks - 5.48%
	Bank of America Corp.
35,000	2.503%, 10/21/2022	34,577
195,000	3.124% (3 Month LIBOR USD + 1.160%), 01/20/2023 (b)	195,649
190,000	4.100%, 07/24/2023	198,767
250,000	3.864% (3 Month LIBOR USD + 0.940%), 07/23/2024 (b)	257,224
45,000	4.000%, 01/22/2025	45,919
330,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (b)	330,500
160,000	3.419% (3 Month LIBOR USD + 1.040%), 12/20/2028 (b)	156,596
140,000	3.974% (3 Month LIBOR USD + 1.210%), 02/07/2030 (b)	142,815
100,000	6.110%, 01/29/2037	118,808
165,000	5.000%, 01/21/2044	185,681
200,000	Barclays Bank PLC
	2.650%, 01/11/2021	198,501
270,000	BNP Paribas SA
	3.375%, 01/09/2025 (c)	264,700
250,000	BPCE SA
	2.750%, 01/11/2023 (c)	247,499
	Citigroup, Inc.
55,000	3.783% (3 Month LIBOR USD + 1.100%), 05/17/2024 (b)	55,263
280,000	3.700%, 01/12/2026	284,693
155,000	4.300%, 11/20/2026	157,678
245,000	3.887% (3 Month LIBOR USD + 1.563%), 01/10/2028 (b)	249,001

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Banks (Continued)
35,000	3.520% (3 Month LIBOR USD + 1.151%), 10/27/2028 (b)	$34,419
330,000	3.980% (3 Month LIBOR USD + 1.338%), 03/20/2030 (b)	336,170
200,000	Danske Bank AS
	5.375%, 01/12/2024 (c)	208,130
570,000	HSBC Holdings PLC
	3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (b)	571,641
	JPMorgan Chase & Co.
80,000	4.009% (3 Month LIBOR USD + 1.230%), 10/24/2023 (b)	81,244
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (b)	154,092
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (b)	225,107
170,000	3.300%, 04/01/2026	170,369
90,000	2.950%, 10/01/2026	87,999
195,000	3.960% (3 Month LIBOR USD + 1.245%), 01/29/2027 (b)	201,536
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (b)	305,869
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (b)	79,524
235,000	Santander Holdings USA, Inc.
	3.700%, 03/28/2022	237,898
200,000	UBS AG
	2.450%, 12/01/2020 (c)	198,938
	Wells Fargo & Co.
150,000	2.625%, 07/22/2022	148,964
120,000	3.000%, 04/22/2026	117,365
135,000	3.000%, 10/23/2026	131,763
285,000	3.584% (3 Month LIBOR USD + 1.310%), 05/22/2028 (b)	286,339
1,000	5.606%, 01/15/2044	1,156
45,000	4.750%, 12/07/2046	47,291
	Wells Fargo Bank NA
250,000	2.600%, 01/15/2021	249,374
265,000	3.625%, 10/22/2021	270,087

		7,269,146

	Beverages - 1.65%
	Anheuser-Busch InBev Worldwide, Inc.
70,000	3.500%, 01/12/2024	71,263
235,000	4.150%, 01/23/2025	245,022
530,000	3.650%, 02/01/2026 (c)	532,059
210,000	4.750%, 01/23/2029	223,932
7,000	8.200%, 01/15/2039	9,728
385,000	5.450%, 01/23/2039	417,454
5,000	3.750%, 07/15/2042	4,336
20,000	4.900%, 02/01/2046 (c)	20,119
75,000	4.600%, 04/15/2048 (d)	72,170
187,000	4.750%, 04/15/2058	178,508
	Constellation Brands, Inc.
115,000	2.700%, 05/09/2022	114,181
40,000	2.650%, 11/07/2022	39,514
115,000	4.400%, 11/15/2025	120,842
150,000	3.600%, 02/15/2028	146,754

		2,195,882

Principal Amount		Value
	Biotechnology - 0.19%
	Amgen, Inc.
45,000	2.650%, 05/11/2022	$44,863
125,000	4.400%, 05/01/2045	122,731
80,000	Gilead Sciences, Inc.
	2.500%, 09/01/2023	79,184

		246,778

	Capital Markets - 2.21%
	Morgan Stanley
75,000	2.625%, 11/17/2021	74,690
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (b)(d)	198,978
230,000	3.700%, 10/23/2024	234,173
65,000	3.125%, 07/27/2026	63,337
40,000	4.350%, 09/08/2026	41,075
50,000	3.950%, 04/23/2027	50,033
495,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (b)	491,678
15,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (b)	14,761
80,000	State Street Corp. 3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (b)	83,121
155,000	The Bank of New York Mellon Corp. 2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (b)	154,259
	The Goldman Sachs Group, Inc.
275,000	2.876% (3 Month LIBOR USD + 0.821%), 10/31/2022 (b)	272,668
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (b)	54,411
140,000	3.500%, 01/23/2025	139,760
150,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (b)	148,195
255,000	3.691% (3 Month LIBOR USD + 1.510%), 06/05/2028 (b)	252,786
315,000	4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (b)	322,208
140,000	6.750%, 10/01/2037	170,873
90,000	4.017% (3 Month LIBOR USD + 1.373%), 10/31/2038 (b)	86,092
40,000	6.250%, 02/01/2041	49,407
5,000	4.750%, 10/21/2045	5,325
25,000	Willis North America, Inc. 3.600%, 05/15/2024	25,173

		2,933,003

	Chemicals - 0.93%
	DowDuPont, Inc.
295,000	4.205%, 11/15/2023	308,663
290,000	4.725%, 11/15/2028 (d)	313,588
20,000	Methanex Corp. 5.650%, 12/01/2044	19,036
35,000	Nutrien, Ltd. 4.200%, 04/01/2029	36,112
200,000	SABIC Capital II BV 4.000%, 10/10/2023 (c)	204,471
200,000	Syngenta Finance NV 5.182%, 04/24/2028 (c)	203,451
150,000	The Sherwin-Williams Co. 3.450%, 06/01/2027	147,506

		1,232,827

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Commercial Services & Supplies - 0.05%
55,000	ERAC USA Finance LLC 7.000%, 10/15/2037 (c)	$70,640

	Construction & Engineering - 0.07%
95,000	Fluor Corp. 4.250%, 09/15/2028	95,092

	Consumer Finance - 0.25%
155,000	American Express Co. 4.200%, 11/06/2025	164,055
	John Deere Capital Corp.
135,000	3.200%, 01/10/2022	137,313
25,000	3.450%, 06/07/2023	25,692

		327,060

	Diversified Financial Services - 0.54%
	BAT Capital Corp.
160,000	2.297%, 08/14/2020	158,391
180,000	3.222%, 08/15/2024	176,105
185,000	4.390%, 08/15/2037	165,818
160,000	GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	165,790
45,000	Shell International Finance BV 4.375%, 05/11/2045	49,225

		715,329

	Diversified Telecommunication Services - 0.97%
	AT&T, Inc.
20,000	4.100%, 02/15/2028	20,240
190,000	4.350%, 03/01/2029	194,274
175,000	4.500%, 05/15/2035	172,677
125,000	6.350%, 03/15/2040	145,186
155,000	4.750%, 05/15/2046	151,714
	Verizon Communications, Inc.
160,000	4.125%, 03/16/2027 (d)	167,708
140,000	4.500%, 08/10/2033	148,184
60,000	5.250%, 03/16/2037	67,585
20,000	4.812%, 03/15/2039	21,460
155,000	4.862%, 08/21/2046	165,386
25,000	5.012%, 08/21/2054	26,778
5,000	4.672%, 03/15/2055	5,102

		1,286,294

	Electric Utilities - 1.93%
65,000	Alabama Power Co. 2.450%, 03/30/2022	64,667
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	44,721
118,000	5.300%, 02/15/2040	142,600
60,000	Duke Energy Florida LLC 3.400%, 10/01/2046	55,929
60,000	Duke Energy Indiana, Inc. 4.900%, 07/15/2043	68,255
100,000	Duke Energy Ohio, Inc. 3.650%, 02/01/2029	103,905
235,000	Duke Energy Progress LLC 4.150%, 12/01/2044	245,081
185,000	Exelon Corp. 2.450%, 04/15/2021	182,924
20,000	Fortis, Inc. 2.100%, 10/04/2021	19,572

Principal Amount		Value
	Electric Utilities (Continued)
	Georgia Power Co.
187,000	2.000%, 09/08/2020	$185,340
85,000	2.400%, 04/01/2021	84,312
135,000	4.750%, 09/01/2040	140,045
160,000	NextEra Energy Capital Holdings, Inc. 3.150%, 04/01/2024	160,759
210,000	Oglethorpe Power Corp. 5.050%, 10/01/2048 (c)	231,780
20,000	Oncor Electric Delivery Co. LLC 5.750%, 03/15/2029	23,910
	Pacific Gas & Electric Co.
165,000	2.950%, 03/01/2026 (j)	145,200
100,000	3.300%, 12/01/2027 (j)	87,750
145,000	6.050%, 03/01/2034 (j)	144,637
110,000	Sierra Pacific Power Co. 2.600%, 05/01/2026	105,745
	South Carolina Electric & Gas Co.
80,000	4.250%, 08/15/2028	86,442
31,000	5.100%, 06/01/2065	35,638
	The Southern Co.
20,000	2.950%, 07/01/2023 (d)	19,924
160,000	3.250%, 07/01/2026	156,869
25,000	4.400%, 07/01/2046	25,174

		2,561,179

	Entertainment - 0.27%
	Viacom, Inc.
225,000	4.250%, 09/01/2023	234,032
140,000	4.375%, 03/15/2043	126,123

		360,155

	Food & Staples Retailing - 0.20%
260,000	Walmart, Inc. 3.400%, 06/26/2023	267,854

	Food Products - 0.89%
	Conagra Brands, Inc.
60,000	3.800%, 10/22/2021	61,152
100,000	4.300%, 05/01/2024	103,825
20,000	4.600%, 11/01/2025	21,010
80,000	5.300%, 11/01/2038	81,130
90,000	5.400%, 11/01/2048	90,636
	Kraft Heinz Foods Co.
175,000	4.625%, 01/30/2029 (d)	180,179
185,000	5.000%, 07/15/2035	182,601
325,000	Nestle Holdings, Inc. 3.350%, 09/24/2023 (c)	334,925
130,000	Tyson Foods, Inc. 5.100%, 09/23/2048	132,521

		1,187,979

	Gas Utilities - 0.01%
10,000	Southern Co. Gas Capital Corp. 2.450%, 10/01/2023	9,723

	Health Care Equipment & Supplies - 0.59%
	Becton Dickinson and Co.
205,000	3.125%, 11/08/2021	205,926
195,000	3.700%, 06/06/2027	194,433
180,000	Boston Scientific Corp. 4.000%, 03/01/2028	185,213

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Health Care Equipment & Supplies (Continued)
	Shire Acquisitions Investments Ireland Designated Activity Co.
70,000	2.400%, 09/23/2021	$69,168
125,000	2.875%, 09/23/2023	123,436

		778,176

	Health Care Providers & Services - 2.11%
110,000	Aetna, Inc. 2.800%, 06/15/2023	108,085
210,000	Anthem, Inc. 3.650%, 12/01/2027	209,988
	Cardinal Health, Inc.
10,000	2.616%, 06/15/2022	9,871
215,000	3.200%, 03/15/2023	213,677
	Cigna Corp.
115,000	4.125%, 11/15/2025 (c)	119,131
655,000	4.375%, 10/15/2028 (c)(d)	680,033
	Cigna Holding Co.
110,000	3.050%, 10/15/2027	104,023
25,000	3.875%, 10/15/2047	22,257
	CVS Health Corp.
220,000	2.125%, 06/01/2021	216,328
205,000	4.100%, 03/25/2025	210,652
59,000	3.875%, 07/20/2025	59,763
165,000	2.875%, 06/01/2026	156,107
55,000	5.125%, 07/20/2045	55,980
215,000	5.050%, 03/25/2048	216,919
60,000	Humana, Inc. 2.500%, 12/15/2020	59,565
	UnitedHealth Group, Inc.
70,000	3.350%, 07/15/2022	71,538
65,000	3.700%, 12/15/2025	67,693
135,000	3.950%, 10/15/2042	136,426
40,000	4.750%, 07/15/2045	45,257
10,000	4.250%, 04/15/2047	10,481
15,000	3.750%, 10/15/2047	14,590
10,000	4.250%, 06/15/2048	10,535

		2,798,899

	Hotels, Restaurants & Leisure - 0.30%
100,000	GLP Capital LP / GLP Financing II, Inc. 5.300%, 01/15/2029	104,735
	McDonald’s Corp.
115,000	3.350%, 04/01/2023	117,429
20,000	4.600%, 05/26/2045	20,771
15,000	4.875%, 12/09/2045	16,249
130,000	Starbucks Corp. 3.800%, 08/15/2025	134,098

		393,282

	Industrial Conglomerates - 0.36%
	Mylan, Inc.
80,000	4.550%, 04/15/2028	77,853
45,000	5.200%, 04/15/2048	40,657
345,000	NXP BV / NXP Funding LLC 4.875%, 03/01/2024 (c)(d)	364,689

		483,199

	Insurance - 0.49%
135,000	Berkshire Hathaway Finance Corp. 4.200%, 08/15/2048	140,071

Principal Amount		Value
	Insurance (Continued)
45,000	CNA Financial Corp. 3.450%, 08/15/2027	$43,967
	Marsh & McLennan Cos., Inc.
30,000	3.500%, 12/29/2020	30,410
110,000	3.875%, 03/15/2024	114,156
70,000	4.050%, 10/15/2023	72,828
65,000	4.375%, 03/15/2029	68,843
60,000	4.750%, 03/15/2039	65,038
8,000	Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/2039 (c)	12,591
40,000	New York Life Global Funding 2.000%, 04/13/2021 (c)	39,469
55,000	Trinity Acquisition PLC 4.400%, 03/15/2026	57,118

		644,491

	Internet & Direct Marketing Retail - 0.50%
	Alibaba Group Holding, Ltd.
200,000	3.400%, 12/06/2027	196,303
200,000	4.200%, 12/06/2047	196,006
	Amazon.com, Inc.
15,000	2.800%, 08/22/2024	15,035
180,000	3.875%, 08/22/2037	187,356
60,000	4.950%, 12/05/2044	71,650

		666,350

	IT Services - 0.19%
70,000	Fidelity National Information Services, Inc. 4.250%, 05/15/2028	72,037
	Visa, Inc.
160,000	3.150%, 12/14/2025	162,577
20,000	4.300%, 12/14/2045	22,100

		256,714

	Life Sciences Tools & Services - 0.13%
	Thermo Fisher Scientific, Inc.
160,000	3.000%, 04/15/2023	160,124
10,000	2.950%, 09/19/2026	9,657

		169,781

	Machinery - 0.03%
35,000	Fortive Corp. 2.350%, 06/15/2021	34,640

	Media - 1.82%
	Charter Communications Operating LLC / Charter Communications Operating Capital
115,000	4.464%, 07/23/2022	119,031
40,000	4.908%, 07/23/2025	42,243
230,000	3.750%, 02/15/2028	221,915
130,000	6.484%, 10/23/2045	145,933
150,000	5.375%, 05/01/2047	149,695
55,000	5.750%, 04/01/2048 (d)	57,538
	Comcast Corp.
165,000	3.375%, 08/15/2025	167,312
55,000	3.950%, 10/15/2025	57,572
240,000	3.150%, 03/01/2026	239,013
35,000	2.350%, 01/15/2027	32,737
55,000	4.250%, 10/15/2030	58,484
35,000	3.200%, 07/15/2036	31,876
125,000	4.600%, 10/15/2038	134,033
40,000	4.049%, 11/01/2052	39,036
25,000	4.950%, 10/15/2058	27,615

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Media (Continued)
80,000	Cox Communications, Inc. 3.150%, 08/15/2024 (c)	$79,684
	Discovery Communications, LLC
41,000	2.800%, 06/15/2020	40,828
45,000	3.800%, 03/13/2024 (d)	45,391
28,000	3.950%, 06/15/2025	28,245
180,000	4.900%, 03/11/2026 (d)	189,648
180,000	3.950%, 03/20/2028	175,057
35,000	Fox Corp. 3.666%, 01/25/2022 (c)	35,705
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	29,554
50,000	4.500%, 09/15/2042	43,791
	Warner Media LLC
60,000	2.950%, 07/15/2026	56,845
170,000	3.800%, 02/15/2027	169,468

		2,418,249

	Metals & Mining - 0.14%
	Vale Overseas, Ltd.
60,000	6.250%, 08/10/2026	65,520
100,000	6.875%, 11/10/2039	115,250

		180,770

	Multi-Utilities - 0.57%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	49,705
65,000	6.125%, 04/01/2036	81,736
175,000	CenterPoint Energy, Inc. 2.500%, 09/01/2022	170,886
	Dominion Energy, Inc.
160,000	2.579%, 07/01/2020	159,147
240,000	2.850%, 08/15/2026	230,601
25,000	4.250%, 06/01/2028	26,223
40,000	DTE Energy Co. 1.500%, 10/01/2019	39,721

		758,019

	Oil, Gas & Consumable Fuels - 2.63%
	Anadarko Petroleum Corp.
45,000	4.500%, 07/15/2044	42,417
10,000	6.600%, 03/15/2046	12,173
120,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp. 4.250%, 12/01/2027	120,790
315,000	BP Capital Markets America, Inc. 3.790%, 02/06/2024	327,076
	Canadian Natural Resources, Ltd.
80,000	3.800%, 04/15/2024	81,691
170,000	3.900%, 02/01/2025	173,544
25,000	3.850%, 06/01/2027	25,086
15,000	6.500%, 02/15/2037	18,279
165,000	Cimarex Energy Co. 4.375%, 03/15/2029	170,141
280,000	Encana Corp. 3.900%, 11/15/2021	285,186
	Energy Transfer Operating LP
60,000	4.200%, 09/15/2023	62,033
85,000	4.500%, 04/15/2024	88,674

Principal Amount		Value
	Oil, Gas & Consumable Fuels (Continued)
90,000	5.250%, 04/15/2029	$96,596
35,000	6.250%, 04/15/2049	39,259
225,000	Enterprise Products Operating LLC 4.800%, 02/01/2049	239,685
	Hess Corp.
30,000	5.600%, 02/15/2041	30,476
75,000	5.800%, 04/01/2047	78,181
135,000	Marathon Oil Corp. 3.850%, 06/01/2025	136,795
60,000	Marathon Petroleum Corp. 3.800%, 04/01/2028 (c)	59,462
	MPLX LP
50,000	4.000%, 03/15/2028	49,737
100,000	5.200%, 03/01/2047	101,625
30,000	4.700%, 04/15/2048	28,706
93,000	Noble Energy, Inc. 5.050%, 11/15/2044	92,470
	Petroleos Mexicanos
40,000	6.500%, 01/23/2029	39,710
122,000	6.750%, 09/21/2047	112,301
50,000	Sabine Pass Liquefaction LLC 4.200%, 03/15/2028	50,396
85,000	Suncor Energy, Inc. 3.600%, 12/01/2024	87,101
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	4,908
5,000	5.350%, 05/15/2045	4,899
40,000	Texas Eastern Transmission LP 3.500%, 01/15/2028 (c)	39,113
	TransCanada PipeLines, Ltd.
50,000	4.750%, 05/15/2038	52,407
10,000	6.100%, 06/01/2040	11,838
145,000	5.100%, 03/15/2049	156,156
40,000	Transcontinental Gas Pipe Line Co. LLC 4.000%, 03/15/2028	40,854
125,000	Valero Energy Corp. 3.400%, 09/15/2026	122,416
160,000	Valero Energy Partners LP 4.500%, 03/15/2028	165,643
	Western Midstream Operating LP
135,000	4.500%, 03/01/2028	134,000
100,000	4.750%, 08/15/2028	101,601
10,000	5.500%, 08/15/2048	9,763

		3,493,188

	Pharmaceuticals - 0.77%
135,000	Allergan Funding SCS 3.450%, 03/15/2022	136,275
230,000	Bayer US Finance II LLC 4.250%, 12/15/2025 (c)	232,676
195,000	GlaxoSmithKline Capital PLC 2.875%, 06/01/2022	195,981
	Johnson & Johnson
155,000	2.625%, 01/15/2025	154,961
75,000	3.550%, 03/01/2036	75,444
55,000	3.625%, 03/03/2037	55,656
135,000	Merck & Co, Inc. 3.400%, 03/07/2029	138,668
35,000	Mylan NV 5.250%, 06/15/2046	31,551

		1,021,212

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Road & Rail - 0.28%
110,000	CSX Corp. 3.250%, 06/01/2027	$108,684
	Union Pacific Corp.
65,000	3.700%, 03/01/2029 (d)	66,856
50,000	4.375%, 09/10/2038	52,000
160,000	4.100%, 09/15/2067	146,364

		373,904

	Semiconductors & Semiconductor Equipment - 0.97%
	Broadcom Corp / Broadcom Cayman Finance, Ltd.
205,000	3.625%, 01/15/2024	204,593
90,000	3.125%, 01/15/2025	86,315
205,000	3.875%, 01/15/2027	196,036
345,000	Broadcom, Inc. 3.125%, 04/15/2021 (c)	344,593
14,000	Intel Corp. 3.734%, 12/08/2047	14,104
135,000	Microchip Technology, Inc. 4.333%, 06/01/2023 (c)	137,817
300,000	Micron Technology, Inc. 4.975%, 02/06/2026	306,299

		1,289,757

	Software - 0.34%
155,000	Microsoft Corp. 4.450%, 11/03/2045	175,936
	Oracle Corp.
115,000	4.300%, 07/08/2034	123,455
25,000	3.900%, 05/15/2035	25,595
50,000	3.800%, 11/15/2037	50,115
75,000	salesforce.com, Inc. 3.250%, 04/11/2023	76,888

		451,989

	Specialty Retail - 0.18%
	Home Depot, Inc.
140,000	3.350%, 09/15/2025	144,366
55,000	5.875%, 12/16/2036	69,288
5,000	3.500%, 09/15/2056	4,600
25,000	Lowe’s Cos., Inc. 3.700%, 04/15/2046	22,171

		240,425

	Technology Hardware, Storage & Peripherals - 0.05%
	Apple, Inc.
5,000	3.000%, 02/09/2024	5,071
20,000	3.350%, 02/09/2027	20,430
40,000	3.450%, 02/09/2045	38,120
5,000	Hewlett Packard Enterprise Co. 6.350%, 10/15/2045	5,247

		68,868

	Tobacco - 0.85%
	Altria Group, Inc.
70,000	3.800%, 02/14/2024	71,285
75,000	4.400%, 02/14/2026	77,159
145,000	2.625%, 09/16/2026 (d)	133,972
150,000	4.800%, 02/14/2029	154,778
110,000	5.800%, 02/14/2039	116,544
40,000	4.250%, 08/09/2042	34,862
45,000	5.375%, 01/31/2044	44,977
165,000	3.875%, 09/16/2046	135,749
100,000	5.950%, 02/14/2049	107,475

Principal Amount		Value
	Tobacco (Continued)
170,000	Philip Morris International, Inc. 2.625%, 03/06/2023	$168,880
80,000	Reynolds American, Inc. 5.850%, 08/15/2045	82,246

		1,127,927

	Water Utilities - 0.11%
140,000	American Water Capital Corp. 3.750%, 09/01/2028	146,390

	Wireless Telecommunication Services - 0.48%
	Telefonica Emisiones SA
150,000	4.103%, 03/08/2027	152,287
205,000	4.895%, 03/06/2048	200,096
285,000	Vodafone Group PLC 4.375%, 05/30/2028	289,952

		642,335

	Total Corporate Obligations (Cost $40,320,460)	41,033,233

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.37%
66,000	Hungary Government International Bond 6.375%, 03/29/2021	70,388
400,000	Qatar Government International Bond 4.817%, 03/14/2049 (c)	421,613

	Total Foreign Government Debt Obligations (Cost $469,569)	492,001

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 33.89%
	Federal Home Loan Mortgage Corp.
26,119	Pool #D9-6291 4.500%, 09/01/2023	27,269
63,288	Pool #G1-3624 5.000%, 08/01/2024	65,738
82,000	Series K-068, 3.244%, 08/25/2027	84,267
148,701	Series 2329, 6.500%, 06/15/2031	165,387
67,688	Series 2338, 6.500%, 07/15/2031	75,510
111,141	Pool #78-0447 4.251% (1 Year CMT Rate + 2.250%, 9.307% Cap, 0.000% Floor), 04/01/2033 (b)	117,248
102	Pool #A4-3129 5.500%, 02/01/2036	110
2,300,000	Pool #TBA 4.500%, 04/15/2041 (g)	2,400,645
72,107	Series 3883, 3.000%, 05/15/2041	73,092
283,269	Series 4139, 2.500%, 11/15/2041	281,545
2,700,000	Pool #TBA 3.500%, 04/15/2042 (g)	2,738,873
471,904	Pool #U9-0688 4.000%, 05/01/2042	489,073
1,200,000	Pool #TBA 3.000%, 04/15/2043 (g)	1,194,773
400,000	Pool #TBA 4.000%, 04/15/2045 (g)	411,773
689,844	Pool #Q4-9389 3.500%, 07/01/2047	702,186
629,403	Pool #Q5-2093 3.500%, 11/01/2047	639,781
	Federal National Mortgage Association
15,021	Series 2014-C01, 4.086% (1 Month LIBOR USD + 1.600%), 01/25/2024 (b)	15,050
440,790	Pool #AJ8325 3.000%, 12/01/2026	446,274
110,000	Pool #AN6110 3.000%, 07/01/2027	110,761
150,000	Pool #AN6257 3.160%, 08/01/2027	152,493
155,111	Pool #AN7376 2.880%, 11/01/2027	154,741
870,000	Pool #AN8322 3.190%, 02/01/2028	888,378
1,030,000	Pool #AN8695 3.550%, 03/01/2028	1,077,924
3,375	Pool #544859 2.924% (11th District Cost of Funds Index + 1.799%, 14.713 Cap, 0.000% Floor), 08/01/2029 (b)	3,366

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
167,265	Series 2018-C04, 3.236% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 12/26/2030 (b)	$167,485
67,789	Pool #BC4938 2.500%, 04/01/2031	67,481
116,235	Pool #786848 7.000%, 10/01/2031	131,691
3,579	Pool #727181 5.000%, 08/01/2033	3,862
1,700	Pool #730727 5.000%, 08/01/2033	1,833
519	Pool #741862 5.500%, 09/01/2033	571
638	Pool #766197 5.500%, 02/01/2034	702
122	Pool #776974 5.500%, 04/01/2034	135
97,053	Pool #888504 3.939% (1 Year CMT Rate + 2.064%, 9.237% Cap, 0.000% Floor), 04/01/2034 (b)	102,297
298,318	Pool #MA1870 4.500%, 04/01/2034	313,848
4,605	Pool #775776 5.500%, 05/01/2034	4,969
129,229	Pool #802783 4.450% (12 Month LIBOR USD + 1.612%, 10.242% Cap, 0.000% Floor), 10/01/2034 (b)	135,073
3,858	Pool #781629 5.500%, 12/01/2034	4,241
5,496	Pool #822815 5.500%, 04/01/2035	6,043
4,636	Pool #357850 5.500%, 07/01/2035	5,105
2,940	Pool #820242 5.000%, 07/01/2035	3,174
764	Pool #838452 5.500%, 09/01/2035	840
4,125	Pool #865854 6.000%, 03/01/2036	4,533
6,846	Pool #891474 6.000%, 04/01/2036	7,552
5,555	Pool #906000 6.000%, 01/01/2037	6,121
57	Pool #928062 5.500%, 02/01/2037	62
62	Pool #899119 5.500%, 04/01/2037	66
464,313	Pool #AS9772 3.500%, 06/01/2037	475,618
141	Pool #970131 5.500%, 03/01/2038	151
100	Pool #985108 5.500%, 07/01/2038	109
53	Pool #964930 5.500%, 08/01/2038	56
55	Pool #987032 5.500%, 08/01/2038	59
95	Pool #968371 5.500%, 09/01/2038	103
33	Pool #993050 5.500%, 12/01/2038	36
18,227	Pool #993579 4.000%, 05/01/2039	18,909
3,599	Pool #AA5840 4.000%, 06/01/2039	3,733
50,761	Pool #AA8715 4.000%, 06/01/2039	53,084
185,611	Pool #AD0586 4.500%, 12/01/2039	197,833
521,355	Pool #AD4062 5.000%, 05/01/2040	562,351
461,255	Pool #AD6929 5.000%, 06/01/2040	497,777
11,913	Pool #AD9896 4.000%, 08/01/2040	12,362
13,546	Pool #AB1500 4.000%, 09/01/2040	14,057
12,435	Pool #AD9856 4.000%, 09/01/2040	12,903
8,603	Pool #AE2559 4.000%, 09/01/2040	8,927
3,075	Pool #AE2562 4.000%, 09/01/2040	3,191
3,768	Pool #AE2566 4.000%, 09/01/2040	3,892
24,701	Pool #AE4124 4.000%, 10/01/2040	25,631
14,552	Pool #AE4888 4.000%, 10/01/2040	15,100
21,963	Pool #AE3916 4.000%, 11/01/2040	22,790
2,871	Pool #AE5147 4.000%, 11/01/2040	2,979
36,289	Pool #AE8715 4.000%, 11/01/2040	37,657
4,284	Pool #AH0006 4.000%, 12/01/2040	4,446
11,444	Pool #AH0020 4.000%, 12/01/2040	11,875
21,078	Pool #AH0599 4.000%, 12/01/2040	21,872
7,690	Pool #AH0601 4.000%, 12/01/2040	7,980
14,879	Pool #AH1263 4.000%, 01/01/2041	15,440
63,516	Pool #AL5233 4.000%, 01/01/2041	65,886
4,996	Pool #AH4659 4.000%, 02/01/2041	5,185
71,685	Pool #AH5653 4.000%, 02/01/2041	74,387
94,527	Pool #AL0934 5.000%, 02/01/2041	102,011

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
146,336	Pool #AD1889 4.500%, 03/01/2041	$154,769
9,115	Pool #AH6150 4.000%, 03/01/2041	9,458
89,106	Pool #AL0215 4.500%, 04/01/2041	94,250
3,300,000	Pool #TBA 3.500%, 04/15/2041 (g)	3,344,986
70,524	Pool #AL0187 5.000%, 05/01/2041	76,099
12,546	Pool #AL0456 5.000%, 06/01/2041	13,536
56,021	Pool #AI8842 4.500%, 08/01/2041	59,238
32,735	Pool #AL0815 4.000%, 09/01/2041	34,384
62,598	Series 2012-21, 2.000%, 09/25/2041	60,922
11,770	Pool #AJ1562 4.000%, 10/01/2041	12,363
11,226	Pool #AJ1972 4.000%, 10/01/2041	11,767
578,945	Pool #AJ2212 4.500%, 10/01/2041	611,791
16,924	Pool #AJ4756 4.000%, 10/01/2041	17,777
14,702	Pool #AJ3330 4.000%, 11/01/2041	15,443
14,325	Pool #AJ4549 4.000%, 11/01/2041	15,047
11,811	Pool #AJ4698 4.000%, 11/01/2041	12,406
23,120	Pool #AJ5424 4.000%, 11/01/2041	24,285
8,875	Pool #AJ7840 4.000%, 11/01/2041	9,322
14,641	Pool #AB3995 4.000%, 12/01/2041	15,378
14,233	Pool #AI0848 4.000%, 12/01/2041	14,950
12,350	Pool #AJ4187 4.000%, 12/01/2041	12,972
14,475	Pool #AJ5736 4.000%, 12/01/2041	15,204
8,962	Pool #AJ5968 4.000%, 12/01/2041	9,300
17,974	Pool #AJ6061 4.000%, 12/01/2041	18,880
11,112	Pool #AJ7868 4.000%, 12/01/2041	11,672
25,619	Pool #AJ8104 4.000%, 12/01/2041	26,906
16,101	Pool #AJ8109 4.000%, 12/01/2041	16,912
9,689	Pool #AJ8171 4.000%, 12/01/2041	10,177
18,187	Pool #AJ8341 4.000%, 12/01/2041	19,103
28,775	Pool #AJ8436 4.000%, 12/01/2041	30,225
10,954	Pool #AJ8912 4.000%, 12/01/2041	11,506
14,107	Pool #AJ9248 4.000%, 12/01/2041	14,818
121,016	Series 2012-18, 2.000%, 12/25/2041	118,562
132,655	Series 2012-75, 2.500%, 12/25/2041	131,566
13,684	Pool #AJ2446 4.000%, 01/01/2042	14,200
18,685	Pool #AJ7538 4.000%, 01/01/2042	19,626
5,788	Pool #AJ8001 4.000%, 01/01/2042	6,007
17,280	Pool #AJ8369 4.000%, 01/01/2042	18,150
15,156	Pool #AJ9162 4.000%, 01/01/2042	15,919
86,760	Pool #AJ9330 4.000%, 01/01/2042	91,128
9,285	Pool #AJ9779 4.000%, 01/01/2042	9,633
14,561	Pool #AK0170 4.000%, 01/01/2042	15,295
31,755	Pool #AK0543 4.000%, 01/01/2042	33,355
13,138	Pool #AK0563 4.000%, 01/01/2042	13,800
24,431	Pool #AK1827 4.000%, 01/01/2042	25,661
316,145	Pool #AL2752 5.000%, 03/01/2042	341,014
72,131	Series 2012-52, 3.500%, 05/25/2042	74,510
75,550	Pool #AB5529 4.000%, 07/01/2042	78,214
179,168	Pool #AB6228 3.500%, 09/01/2042	183,037
362,156	Pool #AQ9316 2.500%, 01/01/2043	353,527
170,884	Series 2015-48, 3.000%, 02/25/2043	171,374
956,404	Pool #AT2720 3.000%, 05/01/2043	957,344
738,669	Pool #AT5900 3.000%, 06/01/2043	739,395
414,234	Pool #AU1625 3.500%, 07/01/2043	422,805
191,288	Series 2017-26, 3.500%, 07/25/2044	195,643
179,558	Series 2018-38, 3.500%, 03/25/2045	183,200
618,618	Pool #AS5469 4.000%, 07/01/2045	641,104
713,590	Pool #AZ0832 4.000%, 07/01/2045	738,271
140,328	Pool #AS5597 3.500%, 08/01/2045	142,794

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
49,353	Series 2016-38, 3.000%, 01/25/2046	$49,623
110,309	Series 2016-11, 2.500%, 03/25/2046	109,490
845,083	Pool #AS7170 3.500%, 05/01/2046	859,411
865,933	Pool #AS7242 3.500%, 05/01/2046	880,525
625,398	Pool #BC9468 3.000%, 06/01/2046	623,688
750,205	Pool #AS7492 4.000%, 07/01/2046	775,808
536,347	Pool #AS8947 3.500%, 03/01/2047	545,935
102,764	Series 2017-34, 3.000%, 05/25/2047	103,104
126,985	Pool #MA3038 4.500%, 06/01/2047	133,105
152,463	Series 2017-72, 3.000%, 09/25/2047	152,277
158,773	Series 2017-72, 3.000%, 09/25/2047	158,573
201,260	Series 2018-80, 3.500%, 12/25/2047	205,227
94,797	Series 2018-77, 3.500%, 02/25/2048	97,573
146,321	Series 2018-23, 3.500%, 04/25/2048	153,125
3,189,296	Pool #BN5279 4.000%, 02/01/2049	3,293,209
177,684	Series 2019-07, 3.500%, 03/25/2049	182,256
177,551	Series 2019-14, 3.500%, 04/25/2049	180,429
176,232	Series 2019-15, 3.500%, 05/25/2053	178,683
248,594	Series 2018-72, 3.500%, 07/25/2054	253,257
184,307	Series 2017-96, 3.000%, 12/25/2054	184,810
88,916	Series 2018-19, 3.500%, 05/25/2056	91,100
185,795	Series 2018-70, 3.500%, 10/25/2056	190,614
180,414	Series 2019-07, 3.500%, 11/25/2057	184,096
185,000	Series 2019-12, 3.500%, 11/25/2057	188,616
	Government National Mortgage Association
11,149	Pool #614436X 5.000%, 08/15/2033	11,643
32,238	Pool #736686X 5.000%, 02/15/2039	34,618
610,913	Pool #723248X 5.000%, 10/15/2039	656,354
500,000	Pool #TBA 3.500%, 04/15/2041 (g)	510,898
1,500,000	Pool #TBA 4.500%, 04/15/2041 (g)	1,558,154
311,844	Pool #783403X 3.500%, 09/15/2041	320,266
195,212	Series 2013-37, 2.000%, 01/20/2042	189,073
1,300,000	Pool #TBA 4.000%, 04/15/2042 (g)	1,342,326
800,000	Pool #TBA 3.000%, 04/15/2045 (g)	803,500
1,400,000	Pool #TBA 3.500%, 04/15/2045 (g)	1,430,379
131,137	Pool #MA4587M 4.000%, 07/20/2047	135,554
329,198	Pool #MA4652M 3.500%, 08/20/2047	336,721
648,218	Pool #MA4778M 3.500%, 10/20/2047	662,887
486,875	Pool #MA4779M 4.000%, 10/20/2047	503,117
610,048	Pool #MA4780M 4.500%, 10/20/2047	634,094

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $44,586,045)	45,007,429

	MUNICIPAL DEBT OBLIGATIONS - 0.19%
65,000	California, GO, 7.550%, 04/01/2039	98,837
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond, 6.899%, 12/01/2040	138,020
15,000	University of California Medical Center, Series H, Revenue Bond, 6.548%, 05/15/2048	20,869

	Total Municipal Debt Obligations (Cost $238,708)	257,726

Notional Amount		Value
	Purchased Options - 0.01%
	Put Interest Rate Swaption - 0.01%
2,450,000	10-Year Interest Rate Swap, 3-MO-USD-LIBOR, Receive Floating Rate, Counterparty: Morgan Stanley Expiration: 12/09/2019 Exercises Rate: 3.200% (h)	$3,751
2,857,000	10-Year Interest Rate Swap, 3-MO-USD-LIBOR, Receive Floating Rate, Counterparty: Morgan Stanley Expiration: 3/18/2020 Exercises Rate: 3.000% (h)	13,779

	Total Purchased Options (Cost $68,708)	17,530

Principal Amount
	U.S. TREASURY OBLIGATIONS - 16.13%
	U.S. Treasury Bonds - 9.11%
3,119,928	0.375%, 07/15/2027 (f)(i)	3,097,126
463,545	0.875%, 01/15/2029 (f)	478,476
1,690,000	3.125%, 11/15/2041	1,798,398
545,000	3.625%, 08/15/2043	626,292
1,380,000	3.750%, 11/15/2043	1,618,104
725,000	3.625%, 02/15/2044	834,189
240,000	3.000%, 11/15/2045	249,131
2,365,000	2.500%, 05/15/2046	2,223,423
255,000	3.000%, 02/15/2047	264,677
215,000	3.000%, 02/15/2048	222,500
650,000	3.125%, 05/15/2048	689,381
	U.S. Treasury Notes - 7.02%
865,000	2.000%, 02/15/2022 (i)	859,644
2,565,000	2.375%, 08/15/2024	2,578,476
1,707,000	2.000%, 02/15/2025	1,679,461
2,190,000	2.875%, 05/31/2025	2,261,817
1,870,000	2.875%, 08/15/2028	1,943,230

	Total U.S. Treasury Obligations (Cost $20,883,301)	21,424,325

Number of Shares
	SHORT TERM INVESTMENTS - 5.54%
	Money Market Funds - 5.54%
7,358,205	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (e)	7,358,205

	Total Short Term Investments (Cost $7,358,205)	7,358,205

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 1.93%
	Investments Purchased with Proceeds from Securities Lending Collateral - 1.93%
2,557,125	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.66% (e)	2,557,125

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $2,557,125)	2,557,125

	Total Investments (Cost $150,147,765) - 114.22%	151,675,480
	Liabilities in Excess of Other Assets - (14.22)%	(18,883,242)

	TOTAL NET ASSETS - 100.00%	$132,792,238

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2019.
(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(c)	Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $29,681,665, which represents 22.35% of total net assets.
(d)	All or portion of this security is on loan.
(e)	Seven-day yield as of March 31, 2019.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	Security purchased on a when-issued basis. On March 31, 2019, the total value of investments purchased on a when-issued basis was $15,736,307 or 11.85% of total net assets.
(h)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $929,539, which represents 0.70% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts.
(j)	Non-income producing security. Item identified as in default as to payment of interest.

Glossary of Terms

LIBOR	-	London Interbank Offered Rate
CMT	-	Constant Maturing Treasury Rate

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS

March 31, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	29	$6,179,719	Jun-19	$23,231
U.S. Treasury 5 Year Note Futures	110	12,741,094	Jun-19	127,807
U.S. Treasury 10 Year Note Futures	(14)	(1,739,063)	Jun-19	(21,993)
U.S. Treasury Long Bond Futures	(8)	(1,197,250)	Jun-19	(34,296)
U.S. Treasury Ultra 10 Year Note Futures	(18)	(2,390,063)	Jun-19	(45,783)
U.S. Treasury Ultra Bond Futures	10	1,680,000	Jun-19	61,310

				$110,276

SCHEDULE OF OPEN SWAP CONTRACTS

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION(1)

March 31, 2019

Reference Obligation	Implied Credit Spread at 3/31/2019(2)	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX. NA. IG. 32 Index*	0.68%	1.000%	6/20/2024	Morgan Stanley	Quarterly	$5,625,000	$100,681	$89,655	$11,026

							$100,681	$89,655	$11,026

INTEREST RATE SWAPS

March 31, 2019

Pay/Receive Floating Rate	Floating Rate Index		Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	**	Quarterly	2.250%	Semi-Annual	9/21/2026	Morgan Stanley	$4,143,000	$25,371	$(181,289)	$206,659
Receive	3-MO-USD-LIBOR	**	Quarterly	2.750%	Semi-Annual	12/20/2047	Morgan Stanley	775,000	(33,160)	(29,650)	(3,509)

									$(7,789)	$(210,939)	$203,150

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: Clearnet

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 97.87%
	Alabama - 1.58%
	The Lower Alabama Gas District, Series A, Revenue Bond,
$100,000	5.000%, 09/01/2034	$120,746
225,000	5.000%, 09/01/2046	279,626

		400,372

	Arizona - 3.62%
145,000	Arizona Board of Regents, Prerefunded, Revenue Bond, 5.000%, 07/01/2028	160,682
55,000	Arizona Board of Regents, Unrefunded, Revenue Bond, 5.000%, 07/01/2028	60,564
150,000	Arizona Industrial Development Authority, Revenue Bond, 6.000%, 07/01/2047	163,834
100,000	Phoenix Industrial Development Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2037	112,759
	Pima County Industrial Development Authority, Revenue Bond,
35,000	5.000%, 06/15/2047	35,577
30,000	5.000%, 06/15/2052	30,450
100,000	Salt River Project Agricultural Improvement & Power District, Revenue Bond, 5.000%, 01/01/2039	119,611
150,000	Salt Verde Financial Corp., Revenue Bond, 5.000%, 12/01/2037	187,760
40,000	Tempe Industrial Development Authority, Series A, Revenue Bond, 6.125%, 10/01/2052	43,955

		915,192

	Arkansas - 1.03%
250,000	University of Arkansas, Series A, Revenue Bond, 4.125%, 11/01/2030	260,775

	California - 15.22%
150,000	California Educational Facilities Authority, Revenue Bond, 5.000%, 05/01/2049	209,224
100,000	California Health Facilities Financing Authority, Series A, Revenue Bond, 5.000%, 11/15/2031	121,064
100,000	California Municipal Finance Authority, Community Medical Centers, Series A, Revenue Bond, 5.000%, 02/01/2042	111,912
195,000	California Municipal Finance Authority, Mobile Home Park, Series A, Prerefunded, Revenue Bond, 6.400%, 08/15/2045	207,306
100,000	California Municipal Finance Authority, Revenue Bond, 5.000%, 12/31/2047	113,370
250,000	California Pollution Control Financing Authority, Refunding, Revenue Bond, 5.000%, 07/01/2039	290,828
200,000	California State University, Series A, Revenue Bond, 5.000%, 11/01/2031	230,386
160,000	California Statewide Communities Development Authority, Series A, Revenue Bond, 6.125%, 11/01/2033	184,877

Principal Amount		Value
	California (Continued)
$300,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured, 5.000%, 08/01/2034	$333,936
300,000	California, GO, 5.000%, 11/01/2043	334,416
50,000	California, Refunding, GO, 5.000%, 04/01/2032	64,749
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond, 4.000%, 06/01/2031	107,936
	Golden State Tobacco Securitization Corp., Series A-1, Revenue Bond,
100,000	5.000%, 06/01/2024	113,021
125,000	5.000%, 06/01/2047	124,747
130,000	5.250%, 06/01/2047	131,386
500,000	Los Angeles Department of Airports, Series A, Revenue Bond, 5.250%, 05/15/2029	502,305
250,000	M-S-R Energy Authority, Revenue Bond, 6.500%, 11/01/2039	363,018
300,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond, 5.250%, 07/15/2025	308,919

		3,853,400

	Colorado - 3.77%
150,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond, 4.000%, 12/01/2044	152,942
130,000	Colorado Health Facilities Authority, Revenue Bond, 8.000%, 08/01/2043	146,778
220,000	Public Authority for Colorado Energy, Revenue Bond, 6.500%, 11/15/2038	320,841
300,000	Regional Transportation District, Series A, Revenue Bond, 5.000%, 11/01/2027	333,300

		953,861

	Delaware - 1.13%
35,000	County of Kent, Series A, Revenue Bond, 5.000%, 07/01/2053	37,717
200,000	Delaware, Series A, Refunding, GO, 5.000%, 01/01/2027	247,128

		284,845

	Florida - 3.39%
100,000	Florida Development Finance Corp., Revenue Bond, 5.625%, 01/01/2047 (a)	103,949
145,000	Florida, Series A, Refunding, GO, 4.000%, 07/01/2033	161,820
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond, 5.000%, 04/01/2040	248,618
275,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond, 5.250%, 08/01/2021	288,010
	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond,
10,000	7.250%, 06/01/2034	11,232
40,000	7.500%, 06/01/2049	45,170

		858,799

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Georgia - 1.35%
$300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond, 5.000%, 11/01/2040	$342,024

	Illinois - 9.10%
	Chicago Board of Education, Revenue Bond,
100,000	5.000%, 04/01/2042	108,496
100,000	5.000%, 04/01/2046	108,209
100,000	Chicago Board of Education, Series G, Refunding, GO, 5.000%, 12/01/2044	105,200
100,000	Chicago Board of Education, Series H, GO, 5.000%, 12/01/2036	106,861
100,000	Chicago Midway International Airport, Series A, Refunding, Revenue Bond, 5.000%, 01/01/2028	111,338
70,000	Chicago Waterworks, Revenue Bond, 5.000%, 11/01/2028	81,185
150,000	Chicago, Series A, GO, 5.000%, 01/01/2040	160,381
65,000	Chicago, Series A, Refunding, GO, 5.250%, 01/01/2029	70,138
160,000	Illinois Finance Authority, Refunding, Revenue Bond, 5.000%, 12/01/2047	170,552
140,000	Illinois Finance Authority, Series A, Revenue Bond, 5.000%, 02/15/2047	152,886
	Illinois, GO,
345,000	5.000%, 01/01/2029	373,842
20,000	5.000%, 05/01/2036	20,844
70,000	5.000%, 11/01/2036	74,214
30,000	5.000%, 02/01/2039	31,059
30,000	Illinois, Series A, GO, 5.000%, 04/01/2038	30,928
100,000	O’Hare International Airport, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2032	113,725
150,000	O’Hare International Airport, Series D, Revenue Bond, 5.250%, 01/01/2030	167,229
150,000	Sales Tax Securitization Corp., Series A, Revenue Bond, 5.000%, 01/01/2040	166,939
120,000	Southwestern Illinois Development Authority, Prerefunded, Revenue Bond, 7.125%, 11/01/2043	148,450

		2,302,476

	Indiana - 2.67%
100,000	Indiana Health Facility Financing Authority, Series 2001A-1, Revenue Bond, 5.000%, 11/15/2034	115,235
250,000	Indiana Municipal Power Agency, Series A, Prerefunded, Revenue Bond, 5.250%, 01/01/2032	287,762
125,000	Shoals Exempt Facilities, Revenue Bond, 7.250%, 11/01/2043	138,589
115,000	Valparaiso Exempt Facilities, Revenue Bond, 7.000%, 01/01/2044	133,744

		675,330

	Iowa - 0.40%
100,000	Iowa Finance Authority, Revenue Bond, 5.125%, 08/01/2048	101,586

Principal Amount		Value
	Louisiana - 0.90%
$200,000	Louisiana Highway Improvement, Series A, Revenue Bond, 5.000%, 06/15/2029	$228,692

	Maryland - 0.84%
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond, 6.000%, 07/01/2034	213,194

	Massachusetts - 0.49%
100,000	Commonwealth of Massachusetts, GO, 5.250%, 01/01/2033	125,256

	Michigan - 0.44%
100,000	Royal Oak Hospital Finance Authority, Series D, Refunding, Revenue Bond, 5.000%, 09/01/2033	111,290

	Minnesota - 3.03%
100,000	Apple Valley Senior Living, Series D, Revenue Bond, 7.250%, 01/01/2052	101,163
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond, 5.000%, 01/01/2030	180,590
150,000	Rochester Health Care & Housing Facility, Series A, Revenue Bond, 6.875%, 12/01/2048	162,141
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (a)	321,864

		765,758

	Missouri - 2.21%
200,000	Conley Road Transportation Development District, Revenue Bond, 5.375%, 05/01/2047	204,618
350,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	354,148

		558,766

	Montana - 0.41%
100,000	City of Kalispell, Series A, Revenue Bond, 5.250%, 05/15/2047	104,426

	Nebraska - 2.69%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond, 5.000%, 11/01/2024	149,479
500,000	Omaha Public Power District, Series B, Prerefunded, Revenue Bond, 5.000%, 02/01/2027	531,380

		680,859

	New Hampshire - 0.52%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond, 5.000%, 07/01/2027	130,682

	New Jersey - 1.63%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond, 5.250%, 06/15/2030	166,556
100,000	New Jersey Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond, 5.000%, 06/15/2031	112,933

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	New Jersey (Continued)
$25,000	South Jersey Port Corp., Series A, Revenue Bond, 5.000%, 01/01/2049	$27,698
100,000	Tobacco Settlement Financing Corp., Series B, Revenue Bond, 5.000%, 06/01/2046	105,638

		412,825

	New York - 10.65%
225,000	Brooklyn Arena Local Development Corp., Prerefunded, Revenue Bond, 6.500%, 07/15/2030	233,934
300,000	City of New York, GO, 4.000%, 10/01/2041	322,242
200,000	City of New York, Series B, GO, 5.000%, 10/01/2038	235,534
100,000	City of New York, Series E, GO, 5.000%, 03/01/2041	117,761
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2022	43,729
100,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bond, 5.000%, 07/15/2028	126,276
35,000	New York City, Series I-1, Unrefunded, GO, 5.375%, 04/01/2036	35,061
100,000	New York Dormitory Authority, Refunding, Revenue Bond, 5.000%, 12/01/2035	113,674
100,000	New York Dormitory Authority, Series A, Revenue Bond, 5.000%, 02/15/2031	119,903
250,000	New York Dormitory Authority, Series B, Revenue Bond, 5.000%, 07/01/2038	273,945
500,000	New York Environmental Facilities Corp., Series B, Revenue Bond, 5.500%, 10/15/2027	637,430
175,000	New York Liberty Development Corp., Refunding, Revenue Bond, 5.250%, 10/01/2035	224,791
200,000	New York, Series E, GO, 4.000%, 12/15/2027	212,112

		2,696,392

	North Carolina - 1.40%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond, 5.000%, 01/01/2025	354,608

	Ohio - 3.23%
325,000	Buckeye Tobacco Settlement Financing Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	317,753
135,000	County of Cuyahoga, Revenue Bond, 5.250%, 02/15/2047	148,046
100,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond, 5.000%, 01/01/2026	108,683
200,000	Ohio, Series A, Refunding, Revenue Bond, 5.000%, 01/01/2031	243,854

		818,336

Principal Amount		Value
	Oregon - 0.50%
$100,000	Oregon, Series A, GO, 5.000%, 05/01/2028	$126,070

	Pennsylvania - 2.74%
	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
50,000	4.000%, 04/01/2044	51,311
50,000	5.000%, 04/01/2047	56,248
100,000	Allentown Neighborhood Improvement Zone Development Authority, Revenue Bond, 5.000%, 05/01/2033	111,087
100,000	Commonwealth Financing Authority, Revenue Bond, 5.000%, 06/01/2034	116,402
150,000	Pennsylvania Economic Development Financing Authority, Revenue Bond, 6.750%, 12/01/2053	148,200
200,000	Pennsylvania Higher Educational Facilities Authority, Prerefunded, Revenue Bond, 5.800%, 07/01/2030	210,300

		693,548

	Puerto Rico - 0.47%
125,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Series A1, Revenue Bond, 4.750%, 07/01/2053	118,834

	South Carolina - 2.25%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond, 5.000%, 12/01/2025	458,144
100,000	South Carolina Jobs-Economic Development Authority, Revenue Bond, 5.750%, 06/15/2039	110,104

		568,248

	South Dakota - 0.44%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Revenue Bond, 5.000%, 06/01/2026	110,671

	Texas - 7.47%
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond, 6.000%, 01/01/2041	214,882
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond, 5.000%, 08/15/2029	112,485
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond, 5.000%, 11/01/2026	223,454
200,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond, 5.000%, 07/01/2046	221,382
225,000	North Texas Tollway Authority, Refunding, Revenue Bond, 4.000%, 01/01/2038	233,993
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2029	115,428
100,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bond, 6.625%, 11/15/2037	113,513

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Texas (Continued)
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
$200,000	7.500%, 12/31/2031	$208,538
200,000	7.500%, 06/30/2033	213,804
85,000	7.000%, 12/31/2038	99,878
115,000	6.750%, 06/30/2043	133,423

		1,890,780

	Utah - 2.59%
100,000	Salt Lake City Corp. Airport, Series B, Revenue Bond, 5.000%, 07/01/2042	116,071
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	539,910

		655,981

	Virginia - 2.22%
1,475,000	Tobacco Settlement Financing Corp., Series C, Revenue Bond, 8.400%, 06/01/2047 (c)	153,872
300,000	Virginia College Building Educational Facilities Authority, Revenue Bond, 5.750%, 01/01/2034	407,067

		560,939

	Washington - 2.39%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond, 5.000%, 02/01/2027	354,793
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond, 6.375%, 10/01/2036	250,877

		605,670

	Wisconsin - 5.10%
100,000	Wisconsin Health & Educational Facilities Authority, Revenue Bond, 5.000%, 05/01/2025	112,089
5,000	Wisconsin Health & Educational Facilities Authority, Series A1, Revenue Bond, 4.000%, 07/01/2048	5,039

Principal Amount		Value
	Wisconsin (Continued)
$100,000	Wisconsin Health & Educational Facilities Authority, Series C, Revenue Bond, 7.000%, 07/01/2043	$100,035
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
125,000	5.000%, 07/01/2022	131,305
150,000	5.750%, 10/01/2031	154,461
225,000	5.250%, 05/15/2047	237,613
10,000	Wisconsin, Series 2, Prerefunded, GO, 5.000%, 05/01/2025	11,018
490,000	Wisconsin, Series 2, Unrefunded, GO, 5.000%, 05/01/2025	539,172

		1,290,732

	Total Municipal Debt Obligations (Cost $23,447,632)	24,771,217

Number of Shares
	SHORT TERM INVESTMENTS - 0.48%
	Money Market Funds - 0.48%
122,034	Government TaxAdvantage Portfolio - Institutional Shares Effective Yield, 2.30% (b)	122,034

	Total Short Term Investments (Cost $122,034)	122,034

	Total Investments (Cost $23,569,666) - 98.35%	24,893,251
	Other Assets in excess of Liabilities - 1.65%	417,199

	TOTAL NET ASSETS - 100.00%	$25,310,450

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security - the rate is determined by the Remarketing Agent.
(b)	Seven-day yield as of March 31, 2019.
(c)	Zero coupon bond. The effective yield is listed.

Glossary of Terms

CMI	-	California Mortgage Insurance
GO	-	General Obligation

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 16.17%
616,504	Alternative Loan Trust Series 2007-15CB, 6.000%, 07/25/2037	$530,365
569,427	Banc of America Funding Corp. Series 2007-3, 5.831%, 04/25/2037 (a)	531,551
666,100	Chase Mortgage Finance Trust Series 2007-S3, 6.000%, 05/25/2037	475,855
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
183,271	Series 2006-9, 6.000%, 11/25/2036	176,803
318,231	Series 2007-1, 6.000%, 02/25/2037	277,994
175,304	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR1, 3.834%, 02/25/2036 (a)	169,895
297,422	First Horizon Alternative Mortgage Securities Trust Series 2007-FA4, 6.250%, 08/25/2037	226,168
308,824	First Horizon Mortgage Pass-Through Trust Series 2007-4, 6.000%, 08/25/2037	248,738
	GSR Mortgage Loan Trust
527,438	Series 2006-9F, 6.500%, 10/25/2036	427,431
205,519	Series 2007-4F, 6.000%, 07/25/2037	182,158
493,071	IndyMac IMJA Mortgage Loan Trust Series 2007-A3, 6.250%, 11/25/2037	376,560
249,856	IndyMac INDX Mortgage Loan Trust Series 2005-AR1, 4.252%, 03/25/2035 (a)	250,650
	JP Morgan Chase Commercial Mortgage Securities Trust
5,302,842	Series 2012-C8, 1.778%, 10/17/2045 (a)(i)	256,224
1,330	Series 2007-LDP10, 5.322%, 01/15/2049 (a)	1,333
389,169	Lehman Mortgage Trust Series 2006-2, 5.750%, 04/25/2036	391,790
228,979	MASTR Adjustable Rate Mortgages Trust Series 2006-2, 4.506%, 01/25/2036 (a)	226,217
	Morgan Stanley Mortgage Loan Trust
729,313	Series 2005-10, 6.000%, 12/25/2035	563,974
517,496	Series 2007-12, 6.250%, 08/25/2037	411,241
	Residential Asset Securitization Trust
641,479	Series 2007-A2, 6.000%, 04/25/2037	560,066
484,435	Series 2007-A6, 6.000%, 06/25/2037	422,352
812,331	Series 2007-A7, 6.000%, 07/25/2037	527,558
801,906	TBW Mortgage-Backed Trust Series 2006-6, 5.630%, 01/25/2037 (l)	392,836
350,707	Washington Mutual Asset-Backed Certificates Trust 2006-HE3, 2.641% (1 Month LIBOR USD + 0.155%, 0.155% Floor), 08/25/2036 (b)	328,780
177,663	Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-5, 6.000%, 07/25/2036	161,899
176,551	Wells Fargo Alternative Loan Trust Series 2007-PA1, 6.000%, 03/25/2037	165,193

	Total Collateralized Mortgage Obligations (Cost $10,115,683)	8,283,631

	COMMON STOCKS - 0.04%
	Air Freight & Logistics - 0.04%
710	Ceva Logistics AG (d)	21,336

Number of Shares		Value
	Metals & Mining - 0.00%
12,305,675	K2016470219 - Class A (c)(d)(g)(h)	$0
1,336,186	K2016470219 - Class B (c)(d)(g)(h)	0

		0

	Total Common Stocks (Cost $94,273)	21,336

Principal Amount
	CORPORATE OBLIGATIONS - 0.02%
	Specialty Retail - 0.02%
	K2016470219 South Africa, Ltd.
960,855	0.000% Cash or 3.000% PIK, 12/31/2022 (e)	2,931
181,097	0.000% Cash or 8.000% PIK, 12/31/2022 (e)	619
224,747	K2016470260 South Africa, Ltd. 0.000% Cash or 25.000% PIK, 12/31/2022 (e)	8,428

		11,978

	Total Corporate Obligations (Cost $2,031,998)	11,978

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 32.34%
20,000	Argentina POM Politica Monetaria 54.470% (ARLLMONP + 0.000%), 06/21/2020 (b)	510
	Argentina Treasury Bill
8,517,000	43.900%, 04/30/2020 (f)	218,753
134,000	2.820%, 07/31/2020 (f)	3,015
	Argentine Bonos del Tesoro
6,954,000	18.200%, 10/03/2021	113,828
10,209,900	16.000%, 10/17/2023	174,521
22,986,100	15.500%, 10/17/2026	359,676
9,000	Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/2020 (n)	307
90,000	Bonos de la Nacion Argentina en Moneda Dua 4.500%, 02/13/2020	86,175
5,100,000	Brazil Letras do Tesouro Nacional 7.360%, 07/01/2021 (f)	1,109,161
160,000,000	Colombia Government International Bond 7.750%, 04/14/2021	52,539
	Colombian TES
583,000,000	10.000%, 07/24/2024	218,228
296,500,000	7.500%, 08/26/2026	100,597
342,500,000	6.000%, 04/28/2028	104,584
1,946,000,000	7.750%, 09/18/2030	665,291
	Ghana Government Bond
300,000	18.750%, 01/24/2022	57,359
200,000	16.500%, 02/06/2023	35,680
300,000	19.750%, 03/25/2024	57,392
910,000	19.750%, 03/15/2032	163,032
	Ghana Treasury Note
290,000	19.950%, 05/06/2019	55,349
460,000	16.500%, 02/17/2020	87,128
120,000	16.500%, 03/16/2020	22,628
	India Government Bond
44,000,000	8.150%, 06/11/2022	660,492
7,000,000	8.080%, 08/02/2022	104,947

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	FOREIGN GOVERNMENT DEBT OBLIGATIONS (Continued)
2,000,000	6.840%, 12/19/2022	$28,937
74,000,000	8.830%, 11/25/2023	1,147,958
15,000,000	7.680%, 12/15/2023	223,046
	Indonesia Treasury Bond
9,416,000,000	8.250%, 07/15/2021	683,196
1,500,000,000	7.000%, 05/15/2022	105,649
890,000,000	5.625%, 05/15/2023	59,461
25,441,000,000	8.375%, 09/15/2026	1,879,043
606,000,000	9.000%, 03/15/2029	46,404
140,000,000	10.500%, 08/15/2030	11,775
1,689,000,000	8.750%, 05/15/2031	126,914
647,000,000	8.375%, 03/15/2034	46,751
	Korea Treasury Bond
210,000,000	4.250%, 06/10/2021	195,029
581,500,000	3.375%, 09/10/2023	547,774
459,000,000	3.500%, 03/10/2024	437,126
267,000,000	3.000%, 09/10/2024	249,998
	Mexican Bonos
378,200	5.000%, 12/11/2019	1,909,291
11,000	8.000%, 06/11/2020	56,884
7,600	6.500%, 06/10/2021	38,164
28,200	7.250%, 12/09/2021	143,347
700	8.000%, 12/07/2023	3,633
	Mexican Udibonos
16,593	4.000%, 06/13/2019 (j)	84,715
13,713	2.500%, 12/10/2020 (j)	68,992
	Nota Do Tesouro Nacional
2,065	10.000%, 01/01/2021	550,490
120	10.000%, 01/01/2023	32,368
1,630	10.000%, 01/01/2025	441,554
5,220	10.000%, 01/01/2027	1,413,342
	Philippine Government Bond
11,010,000	3.875%, 11/22/2019	206,917
15,690,000	3.375%, 08/20/2020	288,936
	Republic of Ghana Government Bond
1,810,000	16.250%, 05/17/2021	334,136
200,000	24.500%, 06/21/2021	42,286
390,000	24.750%, 07/19/2021	82,048
99,000	19.500%, 10/18/2021	18,939
150,000	16.250%, 04/07/2025	25,840
910,000	19.000%, 11/02/2026	173,169
647,000	Ukraine Government International Bond 0.000%, 05/31/2040 (e)(n)	414,497

	Total Foreign Government Debt Obligations (Cost $18,915,080)	16,569,801

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 17.92%
456,176	Federal Home Loan Mortgage Corp. Series 4768, 2.784% (1 Month LIBOR USD + 0.300%, 6.500% Cap, 0.300% Floor), 03/15/2048 (b)	451,816
	Federal National Mortgage Association
537,745	Pool #1201, 3.500%, 10/01/2032	553,140
252,573	Pool #2005-56, 6.000% (1 Month LIBOR USD + 42.300%, 6.000% Cap, 0.000% Floor), 08/25/2033 (b)(m)	275,239
22,295	Pool #2011-113, 4.000%, 03/25/2040	22,306
463,901	Pool #2012-63, 2.000%, 08/25/2040	456,497
956,785	Pool #2014-95, 3.000%, 04/25/2041	958,802

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
445,544	Pool #2012-150, 1.750%, 01/25/2043	$429,154
688,322	Pool #2018-23, 2.750%, 12/25/2043	685,310
169,379	Series 9003, 3.000%, 11/01/2046	168,916
541,451	Series 0862, 3.500%, 09/01/2047	549,997
450,508	Pool #2018-27, 3.000%, 12/25/2047	446,995
442,978	Pool #3392, 4.000%, 01/01/2048	457,763
946,956	Series 3332, 3.500%, 04/01/2048	961,842
470,636	Pool #2018-31, 2.786% (1 Month LIBOR USD + 0.300%, 6.500% Cap, 0.300% Floor), 05/25/2048 (b)	465,876
458,717	Pool #2018-36, 3.000%, 06/25/2048	457,898
435,160	Pool #2018-38, 3.000%, 06/25/2048	436,258
484,093	Pool #3414, 3.500%, 07/01/2048	491,698
	Government National Mortgage Association
549,275	Pool #2010-62, 3.262% (1 Month LIBOR USD + 5.750%, 5.750% Cap, 0.000% Floor), 05/20/2040 (b)(i)(m)	63,567
558,126	Pool #2011-72, 2.892% (1 Month LIBOR USD + 5.380%, 5.380% Cap, 0.000% Floor), 05/20/2041 (b)(i)(m)	71,366
628,361	Pool #2012-40, 4.000%, 01/20/2042	663,883
1,058,687	Pool #2013-113, 3.762% (1 Month LIBOR USD + 6.250%, 6.250% Cap, 0.000% Floor), 03/20/2043 (b)(i)(m)	113,043

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $9,107,131)	9,181,366

Notional Amount
	Purchased Options - 0.00%
	Options on Currency Contracts
	Put Options
$3,000	Australian Dollar - U.S. Dollar Counterparty: Goldman Sachs Expiration: Dec, 2019 Exercise Price: $0.68	32

	Total Purchased Options (Cost $32)	32

Number of Shares
	WARRANTS - 0.00%
	Textiles, Apparel & Luxury Goods - 0.00%
361	Edcon Holdings, Ltd. F - Expiration: December, 2049 (c)(d)(g)(h)	0
6,464,770	Edcon Holdings, Ltd. F1 - Expiration: December, 2049 (c)(d)(g)(h)	0
523,517	Edcon Holdings, Ltd. F2 - Expiration: December, 2049 (c)(d)(g)(h)	0

	Total Warrants (Cost $0)	0

Principal Amount
	SHORT TERM INVESTMENTS - 30.54%
	Foreign Government Debt Obligation - 5.51%
	Argentina Treasury Bill
1,750,000	42.490%, 04/30/2019 (f)	49,790
211,000	46.310%, 05/10/2019 (f)	5,013
11,553,000	48.600%, 05/31/2019 (f)	318,044

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Principal Amount		Value
	SHORT TERM INVESTMENTS (Continued)
	Foreign Government Debt Obligation (Continued)
867,000	48.460%, 06/28/2019 (f)	$22,016
9,164,000	50.260%, 09/30/2019 (f)	255,975
4,870,000	49.260%, 10/31/2019 (f)	130,417
10,000	49.200%, 02/28/2020 (f)	218
	Mexico Cetes
1,707,610	7.750%, 05/23/2019 (f)	870,262
472,300	8.400%, 06/06/2019 (f)	239,661
395,250	8.350%, 07/04/2019 (f)	199,310
191,300	8.330%, 07/18/2019 (f)	96,171
324,300	8.270%, 09/12/2019 (f)	161,057
177,110	8.230%, 11/07/2019 (f)	86,908
298,410	8.210%, 01/02/2020 (f)	144,705
511,760	8.190%, 02/27/2020 (f)	245,230

		2,824,777

Number of Shares
	Money Market Funds - 11.53%
5,905,671	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (k)	5,905,671

Principal Amount
	United States Treasury Bills - 13.50%
	United States Treasury Bill
1,600,000	2.330%, 06/06/2019 (f)	1,593,092
5,350,000	2.340%, 06/20/2019 (f)	5,321,954

		6,915,046

	Total Short Term Investments (Cost $15,596,117)	15,645,494

	Total Investments (Cost $55,860,314) - 97.03%	49,713,638
	Other Assets in Excess of Liabilities - 2.97%	1,521,250

	TOTAL NET ASSETS - 100.00%	$51,234,888

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2019.
(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(c)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.
(d)	Non-income producing.
(e)	Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $426,475, which represents 0.83% of total net assets.
(f)	Zero Coupon Bond. The effective yield is listed.
(g)	As of March 31, 2019, the Valuation Committee has fair valued these securities. The value of these securities total $0, which represents 0.00% of total net assets.
(h)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(i)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at March 31, 2019. These securities are liquid according to the Fund’s liquidity guidelines and the value of these securities total $504,200, which represents 0.98% of total net assets.
(j)	Represents an inflation protected security.
(k)	Seven-day yield as of March 31, 2019.
(l)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2019.
(m)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(n)	Variable rate security. The coupon rate will be 0.00% until the year 2021. The effective yield is listed.

Glossary of Terms

ARLLMONP	-	Argentina Blended Policy Rate
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS

March 31, 2019

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
4/3/2019	BNP Paribas	Argentine Peso	5,430,491	U.S. Dollar	128,990	$(4,594)
4/3/2019	HSBC	Argentine Peso	11,637,538	U.S. Dollar	274,104	(7,524)
4/3/2019	Goldman Sachs	Argentine Peso	2,741,043	U.S. Dollar	64,495	(1,706)
5/2/2019	HSBC	Argentine Peso	11,637,538	U.S. Dollar	258,612	(2,037)
5/3/2019	Goldman Sachs	Argentine Peso	2,741,043	U.S. Dollar	60,336	16
7/1/2019	BNP Paribas	Argentine Peso	5,430,491	U.S. Dollar	111,338	(935)
6/21/2019	Citibank	Brazilian Real	3,300,000	Euro	757,750	(18,538)
4/3/2019	Citibank	Euro	2,146,074	Mexican Peso	46,884,480	(5,131)
7/15/2019	Citibank	Euro	752,228	Mexican Peso	16,860,600	(2,172)
4/4/2019	HSBC	Indian Rupee	805,000	U.S. Dollar	11,689	(79)
4/3/2019	Citibank	Mexican Peso	46,884,480	Euro	2,075,453	84,383
7/15/2019	Citibank	Mexican Peso	16,860,600	Euro	728,863	28,623
4/29/2019	HSBC	South Korea Won	195,000,000	U.S. Dollar	173,727	(1,779)
4/3/2019	Goldman Sachs	U.S. Dollar	62,767	Argentine Peso	2,741,043	(22)
4/3/2019	BNP Paribas	U.S. Dollar	124,983	Argentine Peso	5,430,491	587
4/3/2019	HSBC	U.S. Dollar	268,146	Argentine Peso	11,637,538	1,565
4/11/2019	JP Morgan Chase	U.S. Dollar	176,213	Australian Dollar	245,500	1,849
4/15/2019	Citibank	U.S. Dollar	154,379	Australian Dollar	218,512	(829)
4/15/2019	JP Morgan Chase	U.S. Dollar	244,239	Australian Dollar	339,000	3,450
4/15/2019	JP Morgan Chase	U.S. Dollar	353,063	Australian Dollar	491,000	4,309
4/23/2019	JP Morgan Chase	U.S. Dollar	536,144	Australian Dollar	744,500	7,250
5/13/2019	Citibank	U.S. Dollar	154,036	Australian Dollar	217,744	(708)
5/13/2019	JP Morgan Chase	U.S. Dollar	173,850	Australian Dollar	245,500	(621)
5/15/2019	Citibank	U.S. Dollar	154,887	Australian Dollar	217,744	136
5/15/2019	JP Morgan Chase	U.S. Dollar	241,100	Australian Dollar	339,000	173
5/21/2019	Citibank	U.S. Dollar	264,087	Australian Dollar	370,000	1,098
5/22/2019	JP Morgan Chase	U.S. Dollar	533,345	Australian Dollar	744,500	4,158
4/8/2019	Deutsche Bank	U.S. Dollar	211,072	Euro	183,683	4,851
4/8/2019	Bank of America	U.S. Dollar	352,608	Euro	310,151	4,401
4/10/2019	Citibank	U.S. Dollar	2,444,617	Euro	2,146,074	34,814
4/11/2019	Barclays	U.S. Dollar	212,872	Euro	189,000	628
4/15/2019	Citibank	U.S. Dollar	71,731	Euro	63,594	292
4/23/2019	Deutsche Bank	U.S. Dollar	50,501	Euro	44,000	1,039
4/23/2019	Goldman Sachs	U.S. Dollar	130,221	Euro	113,352	2,800
4/24/2019	Deutsche Bank	U.S. Dollar	90,365	Euro	78,923	1,638
4/24/2019	UBS	U.S. Dollar	232,810	Euro	203,500	4,032
4/25/2019	Deutsche Bank	U.S. Dollar	50,411	Euro	44,000	941
4/25/2019	JP Morgan Chase	U.S. Dollar	68,885	Euro	60,167	1,239
4/29/2019	Goldman Sachs	U.S. Dollar	26,205	Euro	22,812	548
4/30/2019	HSBC	U.S. Dollar	39,271	Euro	34,118	895
4/30/2019	JP Morgan Chase	U.S. Dollar	302,713	Euro	263,000	6,892
4/30/2019	Deutsche Bank	U.S. Dollar	384,589	Euro	333,733	9,208
5/2/2019	Citibank	U.S. Dollar	76,830	Euro	66,790	1,691
5/6/2019	BNP Paribas	U.S. Dollar	2,132,608	Euro	1,845,000	56,257
5/20/2019	JP Morgan Chase	U.S. Dollar	68,405	Euro	60,167	609
5/21/2019	Goldman Sachs	U.S. Dollar	129,226	Euro	113,324	1,521
5/21/2019	JP Morgan Chase	U.S. Dollar	169,000	Euro	148,667	1,468
5/21/2019	Bank of America	U.S. Dollar	364,314	Euro	319,000	4,834
5/21/2019	Citibank	U.S. Dollar	1,848,509	Euro	1,620,000	22,937
5/28/2019	Goldman Sachs	U.S. Dollar	78,038	Euro	68,188	1,150
5/28/2019	Morgan Stanley	U.S. Dollar	101,159	Euro	88,500	1,366
5/31/2019	Deutsche Bank	U.S. Dollar	381,843	Euro	333,864	5,285
6/4/2019	Bank of America	U.S. Dollar	214,005	Euro	186,500	3,587
6/7/2019	Deutsche Bank	U.S. Dollar	209,338	Euro	183,683	2,047
6/7/2019	Bank of America	U.S. Dollar	354,275	Euro	310,348	4,038
6/18/2019	Deutsche Bank	U.S. Dollar	13,666	Euro	12,000	112
7/22/2019	Citibank	U.S. Dollar	359,314	Euro	314,223	3,378
7/23/2019	Citibank	U.S. Dollar	277,442	Euro	242,600	2,614
9/6/2019	Citibank	U.S. Dollar	219,069	Euro	190,790	2,119

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Continued)

March 31, 2019

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
9/23/2019	Goldman Sachs	U.S. Dollar	130,682	Euro	113,324	$1,636
4/4/2019	HSBC	U.S. Dollar	11,246	Indian Rupee	805,000	(363)
4/5/2019	BNP Paribas	U.S. Dollar	13,157	Indian Rupee	943,600	(449)
4/11/2019	HSBC	U.S. Dollar	65,505	Indian Rupee	4,664,162	(1,686)
4/15/2019	Citibank	U.S. Dollar	112,938	Indian Rupee	8,056,000	(3,043)
4/15/2019	HSBC	U.S. Dollar	112,941	Indian Rupee	8,048,948	(2,939)
4/16/2019	Citibank	U.S. Dollar	5,880	Indian Rupee	420,000	(166)
5/20/2019	HSBC	U.S. Dollar	74,146	Indian Rupee	5,330,000	(2,234)
5/22/2019	JP Morgan Chase	U.S. Dollar	78,356	Indian Rupee	5,651,000	(2,605)
5/28/2019	JP Morgan Chase	U.S. Dollar	16,816	Indian Rupee	1,212,000	(536)
6/6/2019	HSBC	U.S. Dollar	11,133	Indian Rupee	802,000	(337)
6/6/2019	BNP Paribas	U.S. Dollar	13,222	Indian Rupee	951,400	(386)
6/11/2019	HSBC	U.S. Dollar	111,686	Indian Rupee	8,006,483	(2,768)
6/11/2019	JP Morgan Chase	U.S. Dollar	127,654	Indian Rupee	9,051,000	(1,731)
6/12/2019	BNP Paribas	U.S. Dollar	188,120	Indian Rupee	13,361,000	(2,857)
6/14/2019	HSBC	U.S. Dollar	56,668	Indian Rupee	4,017,472	(744)
6/14/2019	JP Morgan Chase	U.S. Dollar	193,674	Indian Rupee	13,654,000	(1,449)
6/17/2019	JP Morgan Chase	U.S. Dollar	74,626	Indian Rupee	5,266,000	(603)
6/17/2019	HSBC	U.S. Dollar	113,312	Indian Rupee	8,014,000	(1,175)
6/18/2019	HSBC	U.S. Dollar	88,842	Indian Rupee	6,254,000	(493)
6/18/2019	Citibank	U.S. Dollar	91,232	Indian Rupee	6,467,000	(1,145)
6/19/2019	JP Morgan Chase	U.S. Dollar	80,500	Indian Rupee	5,670,000	(484)
6/19/2019	Citibank	U.S. Dollar	171,743	Indian Rupee	12,042,000	(250)
6/20/2019	JP Morgan Chase	U.S. Dollar	69,900	Indian Rupee	4,871,000	336
6/20/2019	Citibank	U.S. Dollar	168,519	Indian Rupee	11,738,000	885
7/5/2019	HSBC	U.S. Dollar	11,550	Indian Rupee	805,000	71
7/22/2019	HSBC	U.S. Dollar	70,024	Indian Rupee	5,102,000	(2,607)
4/8/2019	JP Morgan Chase	U.S. Dollar	158,099	Japanese Yen	17,142,239	3,299
4/8/2019	Deutsche Bank	U.S. Dollar	369,632	Japanese Yen	40,134,658	7,205
4/10/2019	Goldman Sachs	U.S. Dollar	182,931	Japanese Yen	19,732,000	4,712
4/11/2019	HSBC	U.S. Dollar	43,340	Japanese Yen	4,825,360	(246)
4/12/2019	Deutsche Bank	U.S. Dollar	141,672	Japanese Yen	15,700,000	(157)
4/15/2019	Deutsche Bank	U.S. Dollar	2,294,438	Japanese Yen	254,142,270	(2,051)
4/16/2019	JP Morgan Chase	U.S. Dollar	409,518	Japanese Yen	43,970,000	12,158
4/16/2019	HSBC	U.S. Dollar	440,558	Japanese Yen	47,460,000	11,658
4/18/2019	HSBC	U.S. Dollar	478,076	Japanese Yen	53,310,000	(3,782)
4/22/2019	Citibank	U.S. Dollar	196,592	Japanese Yen	21,865,000	(1,115)
4/25/2019	JP Morgan Chase	U.S. Dollar	906,275	Japanese Yen	99,485,000	6,459
4/26/2019	Deutsche Bank	U.S. Dollar	528,107	Japanese Yen	58,278,342	826
4/26/2019	Citibank	U.S. Dollar	325,476	Japanese Yen	35,670,000	2,820
5/7/2019	BNP Paribas	U.S. Dollar	798,923	Japanese Yen	88,730,000	(4,336)
5/28/2019	JP Morgan Chase	U.S. Dollar	43,951	Japanese Yen	4,875,000	(245)
5/31/2019	JP Morgan Chase	U.S. Dollar	68,636	Japanese Yen	7,550,000	173
6/4/2019	JP Morgan Chase	U.S. Dollar	1,461,018	Japanese Yen	161,142,239	(677)
6/18/2019	Bank of America	U.S. Dollar	135,466	Japanese Yen	15,015,000	(884)
6/18/2019	JP Morgan Chase	U.S. Dollar	166,928	Japanese Yen	18,500,000	(1,068)
4/29/2019	HSBC	U.S. Dollar	241,287	South Korea Won	270,856,853	2,450
5/13/2019	JP Morgan Chase	U.S. Dollar	353,419	South Korea Won	400,000,000	546
5/28/2019	Citibank	U.S. Dollar	33,008	South Korea Won	37,117,606	248
6/7/2019	Goldman Sachs	U.S. Dollar	936,766	South Korea Won	1,037,000,000	21,201
8/26/2019	Citibank	U.S. Dollar	14,022	South Korea Won	15,718,394	106

						$311,331

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN SWAP CONTRACTS

INTEREST RATE SWAPS

March 31, 2019

Pay/Receive Floating Rate	Floating Rate Index		Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	*	Quarterly	3.848%	Semi-Annual	8/22/2043	JP Morgan Chase	$4,170,000	$(982,524)	$0	$(982,524)
Receive	3-MO-USD-LIBOR	*	Quarterly	2.587%	Semi-Annual	7/27/2047	Citibank	1,100,000	(112)	0	(112)
Receive	3-MO-USD-LIBOR	*	Quarterly	1.973%	Semi-Annual	1/27/2025	Citibank	360,000	6,566	0	6,566
Receive	3-MO-USD-LIBOR		Quarterly	2.980%	Semi-Annual	2/20/2048	Citibank	274,000	(22,680)	0	(22,680)
Receive	3-MO-USD-LIBOR	**	Quarterly	3.002%	Semi-Annual	2/22/2048	HSBC	274,000	(23,960)	0	(23,960)
Receive	3-MO-USD-LIBOR	**	Quarterly	3.019%	Semi-Annual	2/23/2048	HSBC	274,000	(24,944)	0	(24,944)
Receive	3-MO-USD-LIBOR	*	Quarterly	1.914%	Semi-Annual	1/22/2025	HSBC	196,000	4,187	0	4,187
Receive	3-MO-USD-LIBOR	*	Quarterly	1.817%	Semi-Annual	2/3/2025	Citibank	120,000	3,230	0	3,230
Receive	3-MO-USD-LIBOR	*	Quarterly	1.942%	Semi-Annual	1/30/2025	Citibank	80,000	1,599	0	1,599

									$(1,038,638)	$0	$(1,038,638)

*	Centrally cleared swap, clearing agent: JP Morgan Chase
**	Centrally cleared swap, clearing agent: Citibank

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPTIONS WRITTEN

March 31, 2019

Notional Amount		Value
	Options on Currency Contracts Call Options
$3,000	Australian Dollar - U.S. Dollar Counterparty: Goldman Sachs Expiration: Dec, 2019 Exercise Price: $0.74	$30

	Total Written Options (Premiums Received $30)	$30

See notes to financial statements.

GuidePath® Growth Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.92%
	Exchange Traded Funds - 79.99%
212,163	iShares Core MSCI EAFE ETF (a)	$12,893,146
907,640	iShares Core MSCI Emerging Markets ETF	46,934,064
657,605	iShares Core S&P Small-Cap ETF (a)	50,734,226
535,020	iShares MSCI Canada ETF (a)	14,787,953
258,578	iShares MSCI Switzerland ETF (a)	9,145,904
1,157,429	Schwab U.S. Large-Cap ETF	78,253,775
330,486	Schwab U.S. Large-Cap Growth ETF (a)	26,250,503
398,374	SPDR S&P 600 Small Cap Growth ETF (a)	23,782,928
228,337	SPDR S&P China ETF (a)	22,902,201
62,110	Vanguard FTSE All World ex-US Small-Cap ETF	6,467,514
3,114,552	Vanguard FTSE Developed Markets ETF (a)	127,291,740
158,241	Vanguard Global ex-U.S. Real Estate ETF	9,426,416
164,722	Vanguard Real Estate ETF	14,315,989
169,236	Vanguard Russell 1000 Growth ETF (a)	26,312,813
45,621	Vanguard Russell 2000 Growth	6,521,522
593,785	Vanguard S&P 500 ETF	154,110,959
44,445	Vanguard Value ETF	4,783,615

		634,915,268

	Mutual Funds - 18.93%
824,566	AMCAP Fund - Class F3	25,957,332
774,687	American Funds - EuroPacific Growth Fund - Class F3	39,493,561
444,000	American Funds - Fundamental Investors - Class F3	25,911,858
535,447	American Funds - The Growth Fund of America - Class F3	26,049,508
523,616	American Funds - The Investment Company of America - Class F3	19,687,973
240,382	American Funds - SMALLCAP World Fund, Inc. - Class F3	13,124,879

		150,225,111

	Total Investment Companies (Cost $675,026,058)	785,140,379

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.07%
	Money Market Funds - 1.07%
8,520,109	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (b)	$8,520,109

	Total Short Term Investments (Cost $8,520,109)	8,520,109

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 19.47%
	Investments Purchased with Proceeds from Securities Lending Collateral - 19.47%
154,536,927	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.66% (b)	154,536,927

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $154,536,927)	154,536,927

	Total Investments (Cost $838,083,094) - 119.46%	948,197,415
	Liabilities in Excess of Other Assets - (19.46)%	(154,432,416)

	TOTAL NET ASSETS - 100.00%	$793,764,999

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of March 31, 2019.

See notes to financial statements.

GuidePath® Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.81%
	Exchange Traded Funds - 81.87%
56,587	Invesco DB Gold Fund	$2,245,372
258,729	iShares 1-3 Year Treasury Bond ETF (a)	21,764,284
50,873	iShares 3-7 Year Treasury Bond ETF	6,267,554
169,887	iShares 7-10 Year Treasury Bond ETF (a)	18,121,846
99,484	iShares 20+ Year Treasury Bond ETF (a)	12,578,757
257,132	iShares Core Aggressive Allocation ETF	13,761,705
262,339	iShares Core Growth Allocation ETF	11,726,553
45,278	iShares Core MSCI Emerging Markets ETF	2,341,325
44,405	iShares Core MSCI Europe ETF	2,036,857
174,494	iShares Core S&P Small-Cap ETF (a)	13,462,212
198,982	iShares Edge MSCI Min Vol USA ETF	11,700,142
20,939	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,304,546
87,471	iShares Long-Term Corporate Bond ETF (a)	5,278,875
80,924	iShares MSCI Canada ETF (a)	2,236,739
155,581	iShares MSCI Switzerland ETF (a)	5,502,900
245,398	iShares U.S. Credit Bond ETF	13,565,601
152,856	Principal Edge Active Income ETF (a)	6,085,197
471,809	SPDR Bloomberg Barclays High Yield Bond ETF (a)	16,970,970
84,556	SPDR Bloomberg Barclays International Treasury Bond ETF	2,358,267
88,159	SPDR Bloomberg Barclays TIPS ETF	4,908,693
13,998	SPDR S&P 600 Small CapValue ETF (a)	844,079
23,305	SPDR S&P China ETF (a)	2,337,492
523,748	Vanguard FTSE Developed Markets ETF (a)	21,405,581
127,225	Vanguard High Dividend Yield ETF	10,898,094
577,853	Vanguard Mortgage-Backed Securities ETF	30,256,383
38,715	Vanguard Real Estate ETF	3,364,721
101,688	Vanguard S&P 500 ETF	26,392,104
16,936	Vanguard Total Bond Market ETF (a)	1,374,864
53,615	Vanguard Value ETF	5,770,582

		277,862,295

	Mutual Funds - 16.94%
228,402	American Funds - Capital Income Builder - Class F3	13,800,046
819,077	American Funds - High-Income Trust - Class F3	8,297,255

Number of Shares		Value
	Mutual Funds (Continued)
623,743	American Funds - The Income Fund of America - Class F3	$13,766,015
608,767	American Funds - U.S. Government Securities Fund - Class F3	8,346,198
271,883	American Funds - Mutual Fund - Class F3	11,052,052
384,116	Vanguard High-Yield Corporate Fund - Admiral Shares	2,212,506

		57,474,072

	Total Investment Companies (Cost $316,802,691)	335,336,367

	SHORT TERM INVESTMENTS - 1.17%
	Money Market Funds - 1.17%
3,973,258	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (b)	3,973,258

	Total Short Term Investments (Cost $3,973,258)	3,973,258

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 22.46%
	Investments Purchased with Proceeds from Securities Lending Collateral - 22.46%
76,237,689	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.66% (b)	76,237,689

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $76,237,689)	76,237,689

	Total Investments (Cost $397,013,638) - 122.44%	415,547,314
	Liabilities in Excess of Other Assets - (22.44)%	(76,147,942)

	TOTAL NET ASSETS - 100.00%	$339,399,372

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of March 31, 2019.

See notes to financial statements.

GuidePath® Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.99%
	Exchange Traded Funds - 98.99%
431,889	iShares 7-10 Year Treasury Bond ETF (a)	$46,069,600
105,253	iShares Core S&P 500 ETF (a)	29,950,794
78,148	ProShares Ultra S&P 500 ETF (a)	9,205,834
171,156	Schwab Intermediate-Term U.S. Treasury ETF	9,204,770
813,360	Schwab U.S. Large-Cap ETF (a)	54,991,270
1,047,347	Schwab U.S. TIPs ETF	57,604,085
12,265	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,123,474
441,383	SPDR Portfolio S&P 500 Growth ETF (a)	16,423,861
72,403	SPDR S&P 500 ETF Trust	20,452,400
195,573	Technology Select Sector SPDR ETF (a)	14,472,402
94,342	Vanguard Mid-Cap Growth ETF	13,469,207
211,856	Vanguard S&P 500 ETF	54,985,106
66,402	Vanguard Small-Cap Growth ETF (a)	11,933,767

		339,886,570

	Total Investment Companies (Cost $309,283,054)	339,886,570

	SHORT TERM INVESTMENTS - 1.07%
	Money Market Funds - 1.07%
3,662,445	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (b)	3,662,445

	Total Short Term Investments (Cost $3,662,445)	3,662,445

Number of Shares		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 21.13%
	Investments Purchased with Proceeds from Securities Lending Collateral - 21.13%
72,550,452	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.66% (b)	$72,550,452

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $72,550,452)	72,550,452

	Total Investments (Cost $385,495,951) - 121.19%	416,099,467
	Liabilities in Excess of Other Assets - (21.19)%	(72,753,771)

	TOTAL NET ASSETS - 100.00%	$343,345,696

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of March 31, 2019.

See notes to financial statements.

GuidePath® Absolute Return Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.90%
	Exchange Traded Funds - 66.69%
33,490	Invesco DB Agriculture Fund (a)	$551,580
16,750	Invesco DB Base Metals Fund	285,420
18,986	Invesco DB Energy Fund	278,905
354,386	iShares 1-3 Year Treasury Bond ETF (a)	29,810,950
56,179	iShares Core MSCI Emerging Markets ETF	2,905,016
142,040	iShares J.P. Morgan USD Emerging Markets Bond ETF	15,632,923
633,401	ProShares Investment Grade-Interest Rate Hedged ETF (a)(c)	46,966,684
255,089	SPDR Barclays Investment Grade Floating Rate ETF	7,831,232
72,287	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	6,621,489
75,711	Vanguard FTSE Developed Markets ETF (a)	3,094,309
90,698	Vanguard Intermediate-Term Corporate Bond ETF (a)	7,878,935
1,170,831	Vanguard Mortgage-Backed Securities ETF	61,304,711
55,004	Vanguard S&P 500 ETF	14,275,738
143,653	Vanguard Total Bond Market ETF (a)	11,661,751

		209,099,643

	Mutual Funds - 32.21%
1,640,507	BlackRock Low Duration Bond Portfolio - Institutional Shares	15,666,841
779,536	DoubleLine Core Fixed Income Fund - Institutional Shares	8,442,375
1,566,537	DoubleLine Low Duration Bond Fund - Institutional Shares	15,618,376
338,362	DoubleLine Multi-Asset Growth Fund - Institutional Shares (d)	3,102,784
3,671,566	DoubleLine Total Return Bond Fund - Institutional Shares	38,661,589
1,988,068	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	19,483,070

		100,975,035

	Total Investment Companies (Cost $304,002,280)	310,074,678

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.13%
	Money Market Funds - 1.13%
3,542,714	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (b)	$3,542,714

	Total Short Term Investments (Cost $3,542,714)	3,542,714

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.23%
	Investments Purchased with Proceeds from Securities Lending Collateral - 8.23%
25,807,921	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.66% (b)	25,807,921

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $25,807,921)	25,807,921

	Total Investments (Cost $333,352,915) - 108.26%	339,425,313
	Liabilities in Excess of Other Assets - (8.26)%	(25,890,770)

	TOTAL NET ASSETS - 100.00%	$313,534,543

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of March 31, 2019.
(c)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to Note 9 for further disclosures related to this affiliated security.
(d)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 0.28% of total net assets as of March 31, 2019.

See notes to financial statements.

GuidePath® Multi-Asset Income Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 99.23%
	Exchange Traded Funds - 80.06%
97,148	Global X MLP ETF (a)	$861,703
137,071	iShares 0-5 Year High Yield Corporate Bond ETF	6,402,587
12,442	iShares 7-10 Year Treasury Bond ETF (a)	1,327,188
45,154	iShares 20+ Year Treasury Bond ETF (a)	5,709,272
45,676	iShares Currency Hedged MSCI Eurozone ETF (a)	1,341,047
139,471	iShares Emerging Markets Dividend ETF (a)	5,608,129
21,356	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	2,542,645
32,372	iShares MBS ETF (a)	3,443,086
225,471	iShares Preferred & Income Securities ETF (a)	8,240,964
212,497	SPDR Portfolio Aggregate Bond ETF (a)	6,064,664
135,180	SPDR Portfolio Long Term Corporate Bond ETF	3,667,433
684,774	SPDR Portfolio S&P 500 High Dividend ETF	25,911,847
19,620	SPDR S&P Global Dividend ETF (a)	1,301,395
34,704	SPDR S&P Global Infrastructure ETF	1,785,174
35,360	Vanguard Emerging Markets Government Bond ETF	2,766,920
51,959	Vanguard Global ex-U.S. Real Estate ETF	3,095,198
30,637	Vanguard Intermediate-Term Corporate Bond ETF (a)	2,661,436
214,882	Vanguard International High Dividend Yield ETF (a)	13,077,719
51,604	Vanguard Real Estate ETF	4,484,904
3,020	Vanguard S&P 500 ETF	783,811
174,402	WisdomTree U.S. SmallCap Dividend Fund (a)	4,803,031

		105,880,153

	Mutual Funds - 19.17%
179,470	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	1,749,834
296,725	Loomis Sayles Global Equity and Income Fund - Y Shares	6,670,379
800,603	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	7,845,908
1,577,784	Vanguard High-Yield Corporate Fund - Admiral Shares	9,088,037

		25,354,158

	Total Investment Companies (Cost $127,117,089)	131,234,311

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.34%
	Money Market Funds - 0.34%
453,689	DWS Government Money Market Series - Institutional Shares Effective Yield 2.44% (b)	$453,689

	Total Short Term Investments (Cost $453,689)	453,689

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 29.12%
	Investments Purchased with Proceeds from Securities Lending Collateral- 29.12%
38,520,158	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.66% (b)	38,520,158

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $38,520,158)	38,520,158

	Total Investments (Cost $166,090,936) - 128.69%	170,208,158
	Liabilities in Excess of Other Assets - (28.69)%	(37,948,066)

	TOTAL NET ASSETS - 100.00%	$132,260,092

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of March 31, 2019.

See notes to financial statements.

GuidePath® Flexible Income Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.94%
	Exchange Traded Funds - 66.40%
241,260	iShares 0-5 Year High Yield Corporate Bond ETF	$11,269,255
89,492	iShares iBoxx $ High Yield Corporate Bond ETF (a)	7,738,373
294,397	SPDR Bloomberg Barclays High Yield Bond ETF (a)	10,589,461
369,988	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	10,082,173

		39,679,262

	Mutual Funds - 32.54%
667,497	BlackRock High Yield Portfolio - Institutional Shares	5,026,255
2,504,197	Vanguard High-Yield Corporate Fund - Admiral Shares	14,424,172

		19,450,427

	Total Investment Companies (Cost $57,989,840)	59,129,689

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
629	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (b)	629

	Total Short Term Investments (Cost $629)	629

Number of Shares		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 32.03%
	Investments Purchased with Proceeds from Securities Lending Collateral - 32.03%
19,144,533	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.66% (b)	$19,144,533

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $19,144,533)	19,144,533

	Total Investments (Cost $77,135,002) - 130.97%	78,274,851
	Liabilities in Excess of Other Assets - (30.97)%	(18,507,494)

	TOTAL NET ASSETS - 100.00%	$59,767,357

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of March 31, 2019.

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2019

Principal Amount		Value
	SHORT TERM INVESTMENTS - 100.19%
	Certificates of Deposit - 68.77%
$5,000,000	Banco Del Estado De Chile 2.590%, 06/04/2019	$5,000,421
2,000,000	Bank of Montreal 2.904% (3 Month LIBOR USD + 0.110%), 10/04/2019 (a)	2,001,050
7,200,000	CIBC 2.400%, 04/01/2019	7,200,000
5,500,000	Commonwealth Bank of Australia 2.810% (1 Month LIBOR USD + 0.320%), 10/04/2019 (a)	5,506,395
5,000,000	Dexia Credit Local SA 2.783% (3 Month LIBOR USD + 0.100%), 05/17/2019 (a)	5,000,000
5,000,000	DG Bank 2.580%, 06/19/2019	5,000,420
10,500,000	Landesbank Hessen-Thueringen Girozentrale 2.760%, 04/10/2019	10,500,013
6,000,000	Mitsubishi UFJ Trust & Banking Corp. 2.860%, 04/11/2019	6,000,000
2,000,000	Mizuho Bank, Ltd. 2.620%, 06/17/2019	2,000,399
5,000,000	National Bank of Canada 2.643% (1 Month LIBOR USD + 0.150%), 04/10/2019 (a)	5,000,000
5,000,000	Nordea Bank Abp 2.540%, 06/11/2019	5,000,489
6,000,000	Oversea-Chinese Banking Corp., Ltd. 2.600%, 04/25/2019	6,000,000
	Royal Bank of Canada
1,800,000	2.802% (1 Month LIBOR USD + 0.310%), 06/12/2019 (a)	1,801,066
1,000,000	2.913% (3 Month LIBOR USD + 0.130%), 07/10/2019 (a)	1,000,417
6,700,000	Skandinaviska Enskilda Banken AB 2.340%, 04/01/2019	6,700,000
5,000,000	Sumitomo Mitsui Banking Corp. 2.630%, 09/04/2019	5,001,351
5,000,000	Sumitomo Mitsui Trust Bank, Ltd. 2.600%, 07/18/2019	5,000,250
5,000,000	Svenska Handelsbanken 2.773% (1 Month LIBOR USD + 0.280%), 06/11/2019 (a)	5,002,638
1,000,000	Swedbank AB 2.550%, 08/12/2019	1,000,135
6,000,000	The Norinchukin Bank 2.680%, 04/17/2019	6,000,000
8,000,000	The Toronto-Dominion Bank 2.610%, 09/16/2019	8,000,528
4,500,000	Westpac Banking Corp. 2.758% (1 Month LIBOR USD + 0.270%), 05/20/2019 (a)	4,500,000

		108,215,572

Principal Amount		Value
	COMMERCIAL PAPER - 13.97%
$5,000,000	Bank of America 2.620%, 08/12/2019	$5,002,957
	Santander UK PLC
7,000,000	-%, 04/25/2019	6,987,167
5,000,000	-%, 05/03/2019	4,988,356
5,000,000	ING U.S. Funding, LLC. 2.800% (1 Month LIBOR USD + 0.310%), 06/03/2019 (a)	5,002,373

		21,980,853

Number of Shares
	Money Market Funds - 0.71%
1,117,933	DWS Government Money Market Series - Institutional Shares Effective Yield 2.44% (b)(c)	1,117,933

Principal Amount
	U.S. Treasury Bill - 16.74%
$7,000,000	2.379%, 04/04/2019 (c)(d)(e)	6,998,638
11,600,000	2.377%, 05/02/2019 (c)(d)(e)	11,576,521
7,800,000	2.393%, 06/06/2019 (c)(d)(e)	7,766,324

		26,341,483

	Total Short Term Investments (Cost $157,634,420)	157,655,841

	Total Investments (Cost $157,634,420) - 100.19%	157,655,841
	Liabilities in Excess of Other Assets - (0.19)%	(296,781)

	TOTAL NET ASSETS - 100.00%	$157,359,060

Percentages are stated as a percent of net assets.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2019.
(b)	Seven-day yield as of March 31, 2019.
(c)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is held as collateral for certain futures contracts.

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS

March 31, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
Amsterdam IDX Futures	54	$6,638,270	Apr-19	$157,953
Australian 3-Year Treasury Bond Futures	439	35,423,641	Jun-19	154,196
Australian 10-Year Treasury Bond Futures	338	33,253,174	Jun-19	663,239
Australian Dollar Futures	(200)	(14,218,000)	Jun-19	(113,140)
Brent Crude Futures (a)	60	4,054,800	Apr-19	31,016
British Pound Futures	(56)	(4,569,600)	Jun-19	6,889
CAC40 Index Futures	90	5,394,185	Apr-19	122,718
Canadian 10-Year Bond Futures	340	35,375,164	Jun-19	652,118
Canadian Dollar Futures	(314)	(23,559,420)	Jun-19	(88,892)
Cocoa Futures (a)	(52)	(1,185,600)	May-19	(34,386)
Coffee ‘C’ Futures (a)	(85)	(3,012,188)	May-19	256,045
Copper Futures (a)	3	220,200	May-19	604
Corn Futures (a)	(222)	(4,065,375)	Jul-19	241,937
Cotton No. 2 Futures (a)	(51)	(1,979,055)	May-19	(141,205)
DAX® Index Futures	1	323,472	Jun-19	(5,064)
DJIA E-Mini CBOT Futures	67	8,687,555	Jun-19	72,135
E-mini Nasdaq 100 Futures	49	7,252,490	Jun-19	228,945
E-mini Russell 2000 Futures	42	3,241,980	Jun-19	1,601
E-mini S&P 500 Futures	61	8,655,290	Jun-19	97,793
E-mini S&P Mid Cap 400 Futures	24	4,562,400	Jun-19	29,963
Euribor 3 Month Futures	240	67,510,601	Jun-19	7,542
Euro Fx Futures	(348)	(49,104,975)	Jun-19	206,730
Euro Stoxx 50® Index Futures	145	5,322,056	Jun-19	61,674
Euro-Bobl Futures	145	21,655,823	Jun-19	183,669
Euro-BTP Futures	24	3,485,608	Jun-19	11,262
Euro-BTP Futures - Short	113	14,070,177	Jun-19	47,004
Euro-Bund Futures	128	23,883,876	Jun-19	457,795
Euro-Buxl® 30 Year Futures	42	9,029,816	Jun-19	425,179
Eurodollar 90 Day Futures	757	184,433,587	Jun-19	171,206
Eurodollar 90 Day Futures	364	88,761,400	Sep-19	(11,992)
Euro-OATS Futures	149	27,188,915	Jun-19	695,871
Euro-Schatz Futures	309	38,813,043	Jun-19	58,654
FTSE 100 Index Futures	48	4,508,479	Jun-19	55,267
FTSE China A50 Index Futures	248	3,255,000	Apr-19	123,665
FTSE MIB Index Futures	20	2,326,633	Jun-19	(1,113)
FTSE/JSE Top 40 Index Futures	6	211,174	Jun-19	(356)
Gold 100 Oz. Futures (a)	6	779,100	Jun-19	(14,333)
Hang Seng Index Futures	19	3,518,895	Apr-19	45,608
HSCEI Index Futures	44	3,187,638	Apr-19	26,918
IBEX 35® Index Futures	32	3,298,284	Apr-19	(14,164)
Indian Rupee Futures	75	2,157,750	Apr-19	(4,676)
Japanese Yen Futures	(260)	(29,505,125)	Jun-19	(18,070)
Lean Hogs Futures (a)	14	495,880	Jun-19	(30,334)
Live Cattle Futures (a)	109	5,188,400	Jun-19	39,863
LME Aluminium Futures (a)(b)	105	5,016,375	Jun-19	30,517
LME Aluminium Futures (a)(b)	(185)	(8,838,375)	Jun-19	(152,693)
LME Copper Futures (a)(b)	60	9,729,750	Jun-19	20,346
LME Copper Futures (a)(b)	(52)	(8,432,450)	Jun-19	(235,088)
LME Nickel Futures (a)(b)	(44)	(3,428,040)	Jun-19	(72,090)
LME Nickel Futures (a)(b)	57	4,440,870	Jun-19	(83,589)
LME Zinc Futures (a)(b)	48	3,521,700	Jun-19	202,822
LME Zinc Futures (a)(b)	(27)	(1,980,956)	Jun-19	(171,718)
Long Gilt Futures	150	25,274,818	Jun-19	433,894
Low Sulphur Gas Oil Futures (a)	56	3,400,600	May-19	(27,366)
Mexican Peso Futures	928	23,594,400	Jun-19	(23,327)
MSCI EAFE Index Futures	23	2,146,360	Jun-19	6,942
MSCI Emerging Markets Index Futures	33	1,744,710	Jun-19	(11,296)
MSCI Singapore Index Futures	(2)	(53,082)	Apr-19	(412)
MSCI Taiwan Index Futures	67	2,617,690	Apr-19	23,871

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Continued)

March 31, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
New Zealand Dollar Futures	35	$2,386,650	Jun-19	$(26,543)
Nikkei 225 Futures	6	1,148,245	Jun-19	(7,585)
NY Harbor ULSD Futures (a)	30	2,483,964	Apr-19	(27,934)
OMXS30 Futures	321	5,338,606	Apr-19	26,492
Platinum Futures (a)	(11)	(469,755)	Jul-19	6,191
RBOB Gasoline Futures (a)	2	158,130	Apr-19	(870)
S&P/TSX 60 Index Futures	54	7,735,010	Jun-19	18,501
Silver Futures (a)	(36)	(2,719,800)	May-19	(880)
South African Rand Futures	(215)	(7,377,188)	Jun-19	(31,887)
Soybean Futures (a)	(86)	(3,860,325)	Jul-19	81,227
Soybean Meal Futures (a)	(90)	(2,790,000)	Jul-19	40,829
Soybean Oil Futures (a)	(104)	(1,790,256)	Jul-19	78,728
SPI 200TM Index Futures	71	7,777,559	Jun-19	(11,494)
Sterling 90 Day Futures	791	127,698,625	Jun-19	97,177
Sugar No. 11 Futures (a)	(163)	(2,287,477)	Apr-19	(56,756)
Swiss Franc Futures	(171)	(21,618,675)	Jun-19	(204,391)
TOPIX Index Futures	(6)	(861,861)	Jun-19	3,298
U.S. Treasury 2-Year Note Futures	323	68,829,281	Jun-19	268,436
U.S. Treasury 5-Year Note Futures	517	59,883,141	Jun-19	463,748
U.S. Treasury 10-Year Note Futures	288	35,775,000	Jun-19	477,056
U.S. Treasury Long Bond Futures	77	11,523,531	Jun-19	285,427
U.S. Treasury Ultra Bond Futures	69	11,592,000	Jun-19	369,848
Wheat Futures (a)	(158)	(3,661,650)	Jul-19	195,688
WTI Crude Futures (a)	11	661,540	Apr-19	3,574

				$6,846,027

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

See notes to financial statements.

GuidePath® Conservative Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS - 8.06%
	U.S. Treasury Notes - 8.06%
$18,000	0.875%, 06/15/2019	$17,941
22,000	0.875%, 09/15/2019	21,846
16,000	1.375%, 12/15/2019	15,883
23,000	1.625%, 03/15/2020	22,832

	Total U.S.Treasury Obligations (Cost $78,510)	78,502

Number of Shares
	INVESTMENT COMPANIES - 47.55%
	Exchange Traded Funds - 47.55%
3,041	Invesco Senior Loan ETF	68,848
1,491	iShares 0-5 Year High Yield Corporate Bond ETF	69,645
4,597	iShares 0-5 Year Investment Grade Corporate Bond ETF	231,920
3,012	SPDR Barclays Investment Grade Floating Rate ETF	92,468

	Total Investment Companies (Cost $461,777)	462,881

Number of Shares		Value
	SHORT TERM INVESTMENTS - 44.63%
	Money Market Funds - 44.63%
434,435	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44% (a)(b)	$434,435

	Total Short Term Investments (Cost $434,435)	434,435

	Total Investments (Cost $974,722) - 100.24%	975,818
	Liabilities in Excess of Other Assets - (0.24)%	(2,291)

	TOTAL NET ASSETS - 100.00%	$973,527

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of March 31, 2019.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See notes to financial statements.

GuidePath® Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 93.32%
	Exchange Traded Funds - 93.32%
10,624	iShares Core U.S. Aggregate Bond ETF (a)	$1,158,760
8,640	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	1,028,678
2,785	iShares J.P. Morgan USD Emerging Markets Bond ETF	306,517
1,264	Schwab Intermediate-Term U.S. Treasury ETF	67,978
1,893	SPDR Bloomberg Barclays High Yield Bond ETF	68,091
32,000	VanEck Vectors Emerging Markets High Yield Bond ETF	747,840

		3,377,864

	Total Investment Companies (Cost $3,333,976)	3,377,864

	Total Investments (Cost $3,333,976) - 93.32%	3,377,864
	Other Assets in Excess of Liabilities - 6.68%	241,764

	TOTAL NET ASSETS - 100.00%	$3,619,628

Percentages are stated as a percent of net assets.

(a)	Fair value of these securities exceeds 25% of the Fund’s net assets. Additional information for these securities, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2019

Number of Shares		Value
	COMMON STOCKS - 32.36%
	Aerospace & Defense - 1.25%
113	Boeing Co.	$43,101
44	Lockheed Martin Corp.	13,207

		56,308

	Air Freight & Logistics - 0.45%
181	United Parcel Service, Inc. - Class B	20,225

	Banks - 1.07%
218	BB&T Corp.	10,144
225	Citizens Financial Group, Inc.	7,313
461	Regions Financial Corp.	6,523
118	SunTrust Banks, Inc.	6,992
368	US Bancorp	17,733

		48,705

	Beverages - 1.89%
951	Coca-Cola Co.	44,564
333	PepsiCo, Inc.	40,809

		85,373

	Biotechnology - 1.84%
380	AbbVie, Inc.	30,624
157	Amgen, Inc.	29,827
352	Gilead Sciences, Inc.	22,884

		83,335

	Capital Markets - 0.61%
23	BlackRock, Inc.	9,830
67	CME Group, Inc.	11,026
65	T Rowe Price Group, Inc.	6,508

		27,364

	Chemicals - 0.67%
49	Air Products & Chemicals, Inc.	9,357
192	DowDuPont, Inc.	10,236
123	LyondellBasell Industries NV - Class A	10,341

		29,934

	Communications Equipment - 1.22%
1,018	Cisco Systems, Inc.	54,962

	Consumer Finance - 0.14%
199	Synchrony Financial	6,348

	Containers & Packaging - 0.16%
155	International Paper Co.	7,172

	Diversified Telecommunication Services - 1.21%
1,743	AT&T, Inc.	54,661

	Electric Utilities - 1.61%
118	American Electric Power Co, Inc.	9,883
181	Duke Energy Corp.	16,290
102	Edison International	6,316
93	Eversource Energy	6,598
88	NextEra Energy, Inc.	17,012
312	PPL Corp.	9,903
116	Xcel Energy, Inc.	6,520

		72,522

	Electrical Equipment - 0.53%
150	Eaton Corp PLC	12,084
176	Emerson Electric Co.	12,051

		24,135

Number of Shares		Value
	Electronic Equipment, Instruments & Components - 0.16%
220	Corning, Inc.	$7,282

	Food & Staples Retailing - 1.15%
120	Sysco Corp.	8,011
206	Walgreens Boots Alliance, Inc.	13,034
315	Walmart, Inc.	30,722

		51,767

	Food Products - 0.36%
160	Archer Daniels Midland Co.	6,901
185	General Mills, Inc.	9,574

		16,475

	Health Care Providers & Services - 0.39%
324	CVS Health Corp.	17,473

	Hotels, Restaurants & Leisure - 1.10%
120	Carnival Corp.	6,086
146	Las Vegas Sands Corp.	8,900
183	McDonald’s Corp.	34,753

		49,739

	Household Products - 1.98%
225	Colgate-Palmolive Co.	15,421
102	Kimberly-Clark Corp.	12,638
592	Procter & Gamble Co.	61,597

		89,656

	Industrial Conglomerates - 0.68%
148	3M Co.	30,751

	Insurance - 0.45%
225	Aflac, Inc.	11,250
65	Travelers Cos., Inc.	8,915

		20,165

	IT Services - 0.82%
206	International Business Machines Corp.	29,067
97	Paychex, Inc.	7,779

		36,846

	Machinery - 0.59%
35	Cummins, Inc.	5,525
88	Illinois Tool Works, Inc.	12,631
123	PACCAR, Inc.	8,381

		26,537

	Media - 0.10%
62	Omnicom Group, Inc.	4,525

	Metals & Mining - 0.15%
120	Nucor Corp.	7,002

	Multiline Retail - 0.35%
62	Kohl’s Corp.	4,264
144	Target Corp.	11,557

		15,821

	Multi-Utilities - 0.86%
93	Consolidated Edison, Inc.	7,887
51	DTE Energy Co.	6,362
155	Public Service Enterprise Group, Inc.	9,209
65	Sempra Energy	8,181
93	WEC Energy Group, Inc.	7,354

		38,993

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels - 2.04%
757	Exxon Mobil Corp.	$61,165
176	Marathon Petroleum Corp.	10,534
106	Phillips 66	10,088
120	Valero Energy Corp.	10,180

		91,967

	Pharmaceuticals - 4.17%
437	Bristol-Myers Squibb Co.	20,849
456	Johnson & Johnson	63,744
599	Merck & Co., Inc.	49,819
1,282	Pfizer, Inc.	54,447

		188,859

	Semiconductors & Semiconductor Equipment - 2.46%
95	Analog Devices, Inc.	10,001
67	Broadcom, Inc.	20,148
947	Intel Corp.	50,853
37	Lam Research Corp.	6,623
227	Texas Instruments, Inc.	24,078

		111,703

	Specialty Retail - 0.14%
88	Best Buy Co., Inc.	6,253

	Technology Hardware, Storage & Peripherals - 0.21%
479	HP, Inc.	9,307

	Textiles, Apparel & Luxury Goods - 0.19%
97	VF Corp.	8,430

	Tobacco - 1.36%
474	Altria Group, Inc.	27,222
389	Philip Morris International, Inc.	34,384

		61,606

	Total Common Stocks (Cost $1,451,503)	1,462,201

Number of Shares		Value
	INVESTMENT COMPANIES - 60.42%
	Exchange Traded Funds - 60.42%
6,756	iShares Emerging Markets Dividend ETF	$271,659
62	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	5,679
7,135	Vanguard High Dividend Yield ETF	611,184
8,924	Vanguard Real Estate ETF	775,584
39,604	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	1,066,536

	Total Investment Companies (Cost $2,719,423)	2,730,642

	SHORT TERM INVESTMENTS - 4.99%
	Money Market Funds - 4.99%
225,380	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.44%, (a)	225,380

	Total Short Term Investments (Cost $225,380)	225,380

	Total Investments (Cost $4,396,306) - 97.77%	4,418,223
	Other Assets in Excess of Liabilities - 2.23%	100,837

	TOTAL NET ASSETS - 100.00%	$4,519,060

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of March 31, 2019.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2019

	Large Cap Core Fund	Emerging Markets Fund		Small/Mid Cap Core Fund
ASSETS:
Investments, at value (cost $286,257,662, $69,997,018 and $54,929,242, respectively)[1]	$368,757,993	$85,112,939		$68,858,841
Investments in affiliates, at value (cost $0, $88,412 and $0, respectively)	—	97,680		—
Foreign currencies (cost $0, $15,011, and $0, respectively)	—	15,002		—
Income receivable	282,112	233,617		80,441
Receivable for dividend reclaims	4,355	29,408		—
Receivable for fund shares sold	1,216,156	2,093,218		1,527,904
Other assets	20,569	15,252		16,988

Total Assets	370,281,185	87,597,116		70,484,174

LIABILITIES:
Payable for collateral on securities loaned	35,499,125	1,026,618		6,053,599
Payable for investment securities purchased	—	—		202,214
Payable for fund shares redeemed	1,259,321	711,777		182,865
Payable to Investment Advisor	192,120	66,793		49,154
Payable to custodian	5,971	39,599		2,999
Accrued Trustee fees and expenses	4,508	1,138		843
Accrued distribution and shareholder servicing fees	166,472	48,147		33,263
Other accrued expenses	115,483	69,510		54,292

Total Liabilities	37,243,000	1,963,582		6,579,229

NET ASSETS	$333,038,185	$85,633,534		$63,904,945

NET ASSETS CONSIST OF:
Capital stock	246,870,731	70,871,888		50,612,975
Total distributable earnings	86,167,454	14,761,646		13,291,970

Total Net Assets	$333,038,185	$85,633,534		$63,904,945

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	28,848	777		—
Net assets	538,016	9,985		—
Net asset value, offering and redemption price per share	$18.650	$12.851		$—

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	18,069,627	6,449,473		4,442,391
Net assets	332,500,169	85,623,549		63,904,945
Net asset value, offering and redemption price per share	$18.401	$13.278	[2]	$14.385

[1]Includes loaned securities with a value of:	$34,780,303	$1,005,598		$5,899,610

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2019

	World ex-US Fund		Core Fixed Income Fund	Tax-Exempt Fixed Income Fund
ASSETS:
Investments, at value (cost $201,275,996, $150,147,765 and $23,569,666, respectively)[1]	$219,228,906		$151,675,480	$24,893,251
Foreign currencies (cost $39,115, $0, and $0, respectively)	38,784		—	—
Appreciation on swap agreements	—		217,685	—
Income receivable	861,536		802,193	358,603
Receivable for dividend reclaims	767,298		—	—
Receivable for investment securities sold	—		9,687,917	—
Receivable for fund shares sold	592,090		783,002	664,732
Swap premiums paid	—		89,655	—
Other assets	21,094		14,675	12,078

Total Assets	221,509,708		163,270,607	25,928,664

LIABILITIES:
Depreciation on swap agreements	—		3,509	—
Payable for collateral on securities loaned	1,550,556		2,557,125	—
Payable for investment securities purchased	—		25,721,383	521,110
Payable for fund shares redeemed	2,599,622		1,637,768	25,810
Payable to Investment Advisor	134,775		75,456	13,198
Payable to custodian	35,996		8,101	547
Variation margin on futures	—		23,015	—
Accrued Trustee fees and expenses	2,994		1,780	328
Accrued distribution and shareholder servicing fees	108,193		69,931	19,415
Swap premiums received	—		210,939	—
Payable for deposits with broker for swaps	—		72,773	—
Other accrued expenses	107,773		96,589	37,806

Total Liabilities	4,539,909		30,478,369	618,214

NET ASSETS	$216,969,799		$132,792,238	$25,310,450

NET ASSETS CONSIST OF:
Capital stock	199,097,651		132,550,202	23,911,096
Total distributable earnings	17,872,148		242,036	1,399,354

Total Net Assets	$216,969,799		$132,792,238	$25,310,450

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	58,709		—	—
Net assets	534,233		—	—
Net asset value, offering and redemption price per share	$9.100		$—	$—

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	24,440,915		14,325,230	2,261,673
Net assets	216,435,566		132,792,238	25,310,450
Net asset value, offering and redemption price per share	$8.856	[2]	$9.270	$11.191

[1]Includes loaned securities with a value of:	$1,519,623		$2,498,634	$—

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2019

	Opportunistic Fixed Income Fund	Growth Allocation Fund	Conservative Allocation Fund
ASSETS:
Investments, at value (cost $55,860,314, $838,083,094, and $397,013,638, respectively)[1]	$49,713,638	$948,197,415	$415,547,314
Foreign currencies (cost $87,155, $0, and $0, respectively)	82,959	—	—
Restricted cash	100,000	—	—
Deposits with brokers for swaps	1,684,522	—	—
Income receivable	512,916	693,000	222,658
Receivable for dividend reclaims	516	—	—
Receivable for fund shares sold	84,428	1,997,648	993,640
Appreciation of forward foreign currency contracts	403,617	—	—
Appreciation of swap agreements	15,582	—	—
Other assets	21,835	67,366	68,823

Total Assets	52,620,013	950,955,429	416,832,435

LIABILITIES:
Options written at value (premiums received $30, $0 and $0, respectively)	30	—	—
Depreciation of forward foreign currency contracts	92,286	—	—
Depreciation on swap agreements	1,054,220	—	—
Payable for collateral on securities loaned	—	154,536,927	76,237,689
Payable to brokers for collateral received	100,000	—	—
Payable for investment securities and foreign currencies purchased	—	900,779	670,155
Payable for fund shares redeemed	19,456	813,314	199,957
Payable to Investment Advisor	10,942	311,842	42,559
Payable to custodian	21,604	13,046	9,600
Accrued Trustee fees and expenses	696	10,596	4,542
Accrued distribution and shareholder servicing fees	27,300	386,692	160,358
Other accrued expenses	58,591	217,234	108,203

Total Liabilities	1,385,125	157,190,430	77,433,063

NET ASSETS	$51,234,888	$793,764,999	$339,399,372

NET ASSETS CONSIST OF:
Capital stock	73,792,117	698,762,757	328,495,043
Total distributable earnings (loss)	(22,557,229)	95,002,242	10,904,329

Total Net Assets	$51,234,888	$793,764,999	$339,399,372

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	44,406	471,799	234,399
Net assets	376,752	5,450,557	2,268,382
Net asset value, offering and redemption price per share	$8.484	$11.553	$9.677

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	6,012,961	68,689,415	35,054,865
Net assets	50,858,136	788,314,442	337,130,990
Net asset value, offering and redemption price per share	$8.458	$11.477	$9.617

[1]Includes loaned securities with a value of:	$—	$151,604,056	$74,641,875

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2019

	Tactical Allocation Fund	Absolute Return Allocation Fund		Multi-Asset Income Allocation Fund
ASSETS:
Investments, at value (cost $385,495,951, $287,680,554 and $166,090,936, respectively)[1]	$416,099,467	$292,458,629		$170,208,158
Investments in affiliates, at value (cost $0, $45,672,361, and $0, respectively)	—	46,966,684		—
Income receivable	45,142	354,923		116,478
Receivable for investment securities sold	—	—		818,158
Receivable for fund shares sold	831,996	595,643		125,552
Other assets	38,185	52,231		47,710

Total Assets	417,014,790	340,428,110		171,316,056

LIABILITIES:
Payable for collateral on securities loaned	72,550,452	25,807,921		38,520,158
Payable for investment securities purchased	396,671	500,895		42,018
Payable for fund shares redeemed	245,036	172,550		268,469
Payable to Investment Advisor	171,270	78,188		64,283
Payable to custodian	8,404	14,699		9,301
Accrued Trustee fees and expenses	4,553	4,206		1,793
Accrued distribution and shareholder servicing fees	180,100	195,530		98,983
Other accrued expenses	112,608	119,578		50,959

Total Liabilities	73,669,094	26,893,567		39,055,964

NET ASSETS	$343,345,696	$313,534,543		$132,260,092

NET ASSETS CONSIST OF:
Capital stock	317,289,073	319,091,356		130,484,803
Total distributable earnings (loss)	26,056,623	(5,556,813)		1,775,289

Total Net Assets	$343,345,696	$313,534,543		$132,260,092

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	137,389	64,209		—
Net assets	1,506,030	667,898		—
Net asset value, offering and redemption price per share	$10.962	$10.402		$—

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	31,306,864	30,076,027		12,405,912
Net assets	341,839,666	312,866,645		132,260,092
Net asset value, offering and redemption price per share	$10.919	$10.402	[2]	$10.660	[2]

[1]Includes loaned securities with a value of:	$71,266,460	$25,236,972		$37,716,409

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2019

	Flexible Income Allocation Fund		Managed[2] Futures Strategy Fund
ASSETS:
Investments, at value (cost $77,135,002 and $157,634,420, respectively)[1]	$78,274,851		$157,655,841
Income receivable	84,670		363,241
Receivable for investment securities sold	785,917		—
Receivable for fund shares sold	122,954		409,979
Receivable for unsettled open futures contracts	—		253,685
Other assets	21,387		19,745

Total Assets	79,289,779		158,702,491

LIABILITIES:
Payable for collateral on securities loaned	19,144,533		—
Payable for deposits with brokers for futures	—		5,557
Payable for fund shares redeemed	84,632		133,665
Payable for unsettled open futures contracts	—		715,178
Payable to investment advisor	23,875		229,618
Payable to custodian	205,656		4,349
Variation margin on futures	—		11,946
Accrued Trustee fees and expenses	917		2,438
Accrued distribution and shareholder servicing fees	29,692		138,931
Other accrued expenses	33,117		101,749

Total Liabilities	19,522,422		1,343,431

NET ASSETS	$59,767,357		$157,359,060

NET ASSETS CONSIST OF:
Capital stock	68,760,860		165,325,107
Total distributable loss	(8,993,503)		(7,966,047)

Total Net Assets	$59,767,357		$157,359,060

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	2,789		119,238
Net assets	26,280		961,919
Net asset value, offering and redemption price per share	$9.422	[3]	$8.067

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	6,377,667		19,762,051
Net assets	59,741,077		156,397,141
Net asset value, offering and redemption price per share	$9.366	[3]	$7.914

[1]Includes loaned securities with a value of:	$18,800,943		$—

[2] Consolidated Statement of Assets & Liabilities (see note 3b).
[3]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2019

	Conservative Income Fund	Income Fund	Growth & Income Fund
ASSETS:
Investments, at value (cost $974,722, $3,333,976, and $4,396,306 respectively)	$975,818	$3,377,864	$4,418,223
Income receivable	722	926	3,903
Receivable for dividend reclaims	—	—	4
Receivable for investment securities sold	—	1,588,177	—
Receivable for fund shares sold	60,192	222,161	2,454,402
Other assets	27,070	25,747	27,436

Total Assets	1,063,802	5,214,875	6,903,968

LIABILITIES:
Payable for investment securities purchased	70,468	94,097	2,366,646
Payable to Investment Advisor	348	2,609	596
Payable to Investment Advisor for prepaid expenses	—	21,038	—
Payable to custodian	1,260	1,459,198	22
Payable for audit and tax fees	15,008	15,008	15,008
Accrued Trustee fees and expenses	335	335	—
Other accrued expenses	2,856	2,962	2,636

Total Liabilities	90,275	1,595,247	2,384,908

NET ASSETS	$973,527	$3,619,628	$4,519,060

NET ASSETS CONSIST OF:
Capital stock	972,127	3,566,034	4,497,247
Total distributable earnings	1,400	53,594	21,813

Total Net Assets	$973,527	$3,619,628	$4,519,060

Shares outstanding (unlimited shares of no par value authorized)	97,475	365,930	462,436
Net assets	973,527	3,619,628	4,519,060
Net asset value, offering and redemption price per share	$9.987	$9.892	$9.772

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS

For the Year Ended March 31, 2019

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $893, $339,864, and $273, respectively)	$4,846,368	$2,175,546	$770,857
Interest income	58,779	9,126	11,154

Total investment income	4,905,147	2,184,672	782,011

EXPENSES:
Investment advisory fees	1,391,152	535,066	340,309
Distribution (12b-1) fees – Service Shares	771,463	226,698	149,258
Administrative service fees – Service Shares	756,217	219,979	146,958
Shareholder servicing fees – Service Shares	274,136	73,803	50,159
Administration fees	151,843	54,269	50,303
Legal fees	91,786	33,809	17,434
Fund accounting fees	76,300	92,694	64,901
Reports to shareholders	54,676	14,747	9,544
Federal and state registration fees	47,889	41,747	40,245
Trustee fees and expenses	41,510	12,785	7,769
Custody fees	24,252	163,177	15,097
Audit and tax fees	21,497	23,978	22,496
Transfer agent fees and expenses	18,394	9,667	8,396
Compliance fees	17,903	5,354	3,368
Insurance fees	11,098	5,993	3,440
Miscellaneous expenses	3,219	2,559	2,460
Interest expenses	762	12,191	515

Total expenses	3,754,097	1,528,516	932,652

Net expense reimbursement by Advisor (See Note 4)	—	(8,437)	(1,943)
Less securities lending credit (See Note 7)	(87,728)	(11,577)	(64,496)

Net expenses	3,666,369	1,508,502	866,213

Net investment income (loss)	1,238,778	676,170	(84,202)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	4,916,153	4,702,311	2,356,959
Investments in affiliates	—	1	—
Net long-term capital gain distributions received	—	1,368	—
Foreign currencies	—	(94,001)	—

Total	4,916,153	4,609,679	2,356,959

Net change in unrealized appreciation (depreciation) on:
Investments	16,368,259	(16,803,584)	(627,519)
Investments in affiliates	—	9,269	—
Foreign currencies	—	(7,014)	—

Total	16,368,259	(16,801,329)	(627,519)

Net realized and unrealized gain (loss)	21,284,412	(12,191,650)	1,729,440

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,523,190	$(11,515,480)	$1,645,238

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended March 31, 2019

	World ex-US Fund	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $505,046, $0, and $0, respectively)	$5,347,974	$—	$—
Interest income	35,757	4,162,262	1,132,884

Total investment income	5,383,731	4,162,262	1,132,884

EXPENSES:
Investment advisory fees	988,356	530,647	131,542
Distribution (12b-1) fees – Service Shares	492,855	331,654	65,771
Administrative service fees – Service Shares	487,815	323,141	59,274
Shareholder servicing fees – Service Shares	179,301	109,972	18,896
Administration fees	117,826	66,512	13,934
Legal fees	59,445	42,076	7,112
Fund accounting fees	121,858	201,268	21,590
Reports to shareholders	45,581	22,013	4,199
Federal and state registration fees	42,314	42,305	39,250
Trustee fees and expenses	26,391	17,860	3,554
Custody fees	131,500	32,316	2,088
Audit and tax fees	26,673	25,003	24,524
Transfer agent fees and expenses	13,882	11,441	6,439
Compliance fees	11,015	6,725	1,530
Insurance fees	10,403	9,797	1,885
Miscellaneous expenses	2,863	2,610	2,380
Interest expenses	1,374	50	45

Total expenses	2,759,452	1,775,390	404,013

Net expense recapture (reimbursement) by Advisor (See Note 4)	19,833	(184,664)	(64,590)
Less securities lending credit (See Note 7)	(33,458)	(12,003)	—

Net expenses	2,745,827	1,578,723	339,423

Net investment income	2,637,904	2,583,539	793,461

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,527,364)	(386,738)	102,373
Investments in affiliates	93,071	—	—
Foreign currencies	(204,318)	(94)	—
Forward currency exchange contracts	5,656	—	—
Swaps	—	(204,400)	—
Futures contracts	—	(169,812)	—
Written options	—	73,573	—

Total	(1,632,955)	(687,471)	102,373

Net change in unrealized appreciation (depreciation) on:
Investments	(12,168,887)	2,543,294	24,362
Foreign currencies	(26,500)	—	—
Swaps	—	(63,387)	—
Futures contracts	—	101,386	—

Total	(12,195,387)	2,581,293	24,362

Net realized and unrealized gain (loss)	(13,828,342)	1,893,822	126,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,190,438)	$4,477,361	$920,196

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended March 31, 2019

	Opportunistic Fixed Income Fund	Growth Allocation Fund	Conservative Allocation Fund
INVESTMENT INCOME:
Dividend income	$—	$16,439,647	$8,244,100
Interest income (net of withholding tax of $90,714, $0, and $0, respectively)	3,156,285	168,001	70,081

Total investment income	3,156,285	16,607,648	8,314,181

EXPENSES:
Investment advisory fees	380,372	1,769,139	748,216
Distribution (12b-1) fees – Service Shares	134,891	1,754,016	741,861
Administrative service fees – Service Shares	133,699	1,753,314	741,591
Shareholder servicing fees – Service Shares	39,980	681,699	290,809
Administration fees	28,934	329,800	144,202
Legal fees	47,256	143,724	68,914
Fund accounting fees	63,729	126,472	54,306
Reports to shareholders	13,185	125,559	62,932
Federal and state registration fees	37,228	49,493	43,264
Trustee fees and expenses	7,333	95,181	40,598
Custody fees	96,849	52,364	38,588
Audit and tax fees	34,940	14,994	14,994
Transfer agent fees and expenses	8,214	34,562	18,150
Compliance fees	1,902	24,612	10,300
Insurance fees	1,215	19,286	6,777
Miscellaneous expenses	2,367	6,097	3,209
Interest expenses	21	34,089	14,639

Total expenses	1,032,115	7,014,401	3,043,350

Net expense reimbursement by Advisor (See Note 4)	(192,137)	—	(461,910)
Less securities lending credit (See Note 7)	—	(345,633)	(487,048)

Net expenses	839,978	6,668,768	2,094,392

Net investment income	2,316,307	9,938,880	6,219,789

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(857,715)	(14,368,511)	(7,900,188)
Net long-term capital gain distributions received	—	—	398
Foreign currencies	(44,966)	—	—
Forward currency exchange contracts	1,897,281	—	—
Swaps	(69,037)	—	—
Written Options	18	—	—

Total	925,581	(14,368,511)	(7,899,790)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,141,347)	7,074,045	9,575,254
Foreign currencies	(17,014)	—	—
Forward currency contracts	552,217	—	—
Swaps	(309,338)	—	—

Total	(2,915,482)	7,074,045	9,575,254

Net realized and unrealized gain (loss)	(1,989,901)	(7,294,466)	1,675,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$326,406	$2,644,414	$7,895,253

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended March 31, 2019

	Tactical Allocation Fund	Absolute Return Allocation Fund	Multi-Asset Income Allocation Fund
INVESTMENT INCOME:
Dividend income	$5,311,030	$11,137,734	$5,213,472
Dividends from affiliate investments	—	626,581	—
Interest income	72,639	73,180	26,103

Total investment income	5,383,669	11,837,495	5,239,575

EXPENSES:
Investment advisory fees	1,114,945	1,165,574	434,092
Distribution (12b-1) fees – Service Shares	792,191	829,536	310,066
Administrative service fees – Service Shares	791,640	829,485	310,016
Shareholder servicing fees – Service Shares	295,360	324,494	119,777
Administration fees	158,874	156,176	56,610
Legal fees	69,585	71,034	27,272
Fund accounting fees	57,107	60,392	18,869
Reports to shareholders	62,994	63,490	21,163
Federal and state registration fees	42,266	41,104	38,603
Trustee fees and expenses	41,086	41,553	16,470
Custody fees	33,960	57,024	35,879
Audit and tax fees	14,994	15,003	15,003
Transfer agent fees and expenses	18,825	19,088	7,727
Compliance fees	11,111	12,169	4,311
Insurance fees	8,733	6,653	3,531
Miscellaneous expenses	3,261	3,329	2,146
Interest expenses	2,458	13,985	2,270

Total expenses	3,519,390	3,710,089	1,423,805

Net expense reimbursement by Advisor (See Note 4)	—	(735,890)	—
Less securities lending credit (See Note 7)	(242,809)	(303,285)	(409,733)

Net expenses	3,276,581	2,670,914	1,014,072

Net investment income	2,107,088	9,166,581	4,225,503

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments	3,032,399	(7,393,475)	(1,977,914)
Investments in affiliates	—	147,131	—
Net long-term capital gain distributions received	—	2,669	204,804

Total	3,032,399	(7,243,675)	(1,773,110)

Net change in unrealized appreciation on:
Investments	8,881,098	7,212,550	2,071,922
Investments in affiliates	—	1,278,690	—

Total	8,881,098	8,491,240	2,071,922

Net realized and unrealized gain	11,913,497	1,247,565	298,812

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,020,585	$10,414,146	$4,524,315

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended March 31, 2019

	Flexible Income Allocation Fund	Managed[1] Futures Strategy Fund
INVESTMENT INCOME:
Dividend income	$2,315,715	$—
Interest income	11,257	3,858,717

Total investment income	2,326,972	3,858,717

EXPENSES:
Investment advisory fees	126,676	1,733,361
Distribution (12b-1) fees – Service Shares	126,439	409,643
Administrative service fees – Service Shares	126,420	409,389
Shareholder servicing fees – Service Shares	49,335	159,969
Administration fees	23,306	81,491
Legal fees	14,916	62,395
Fund accounting fees	9,893	50,647
Reports to shareholders	10,559	31,508
Federal and state registration fees	38,151	44,663
Trustee fees and expenses	7,062	18,472
Custody fees	10,431	18,040
Audit and tax fees	14,985	31,502
Transfer agent fees and expenses	7,902	12,823
Compliance fees	2,426	5,906
Insurance fees	2,041	3,040
Miscellaneous expenses	2,338	2,626
Interest expenses	7,628	3,316

Total expenses	580,508	3,078,791

Net expense recapture (reimbursement) by Advisor (See Note 4)	(48,623)	53,734
Less securities lending credit (See Note 7)	(144,797)	—

Net expenses	387,088	3,132,525

Net investment income	1,939,884	726,192

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,770,753)	14,245
Net long-term capital gain distributions	83	—
Foreign currency translation	—	109,715
Futures contracts	—	(15,862,505)

Total	(1,770,670)	(15,738,545)

Net change in unrealized appreciation (depreciation) on:
Investments	934,092	28,200
Foreign currencies	—	(23,757)
Futures contracts	—	6,154,902

Total	934,092	6,159,345

Net realized and unrealized loss	(836,578)	(9,579,200)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,103,306	$(8,853,008)

[1]Consolidated	Statement of Operations for the year (see note 3b).

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended March 31, 2019

	Conservative Income Fund[1]	Income Fund[1]	Growth & Income Fund[1]
INVESTMENT INCOME:
Dividend income	$1,430	$5,063	$8,263
Interest income	1,574	1,216	1,093

Total investment income	3,004	6,279	9,356

EXPENSES:
Investment advisory fees	455	1,700	942
Administrative service fees – Service Shares	325	944	524
Administration fees	1,369	1,369	1,369
Legal fees	389	3,462	1,385
Fund accounting fees	335	335	704
Reports to shareholders	335	407	335
Federal and state registration fees	1,291	2,709	1,318
Trustee fees and expenses	335	335	335
Custody fees	1,340	160	290
Audit and tax fees	15,008	15,008	15,008
Transfer agent fees and expenses	2,345	2,345	2,345
Compliance fees	335	335	335
Miscellaneous expenses	1,335	1,335	1,335
Offering Costs	31,209	30,855	31,520

Total expenses	56,406	61,299	57,745

Net expense reimbursement by Advisor (See Note 4)	(55,574)	(58,315)	(56,091)

Net expenses	832	2,984	1,654

Net investment income	2,172	3,295	7,702

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on investments	(468)	9,244	(2,711)
Net long-term capital gain distributions received	—	688	—
Net change in unrealized appreciation on investments	1,096	43,889	21,917

Net realized and unrealized gain	628	53,821	19,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,800	$57,116	$26,908

[1]Statement	of Operations for the periods April 30, 2018 (commencement of operations) through March 31, 2019.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Core Fund		Emerging Markets Fund
	Year Ended March 31, 2019	Year Ended March 31, 2018*	Year Ended March 31, 2019	Year Ended March 31, 2018**
OPERATIONS:
Net investment income	$1,238,778	$1,258,613	$676,170	$745,048
Net realized gain on investment transactions	4,916,153	8,719,296	4,609,679	13,213,297
Net change in unrealized appreciation (depreciation) on investments	16,368,259	26,592,290	(16,801,329)	12,758,316

Net increase (decrease) in net assets resulting from operations	22,523,190	36,570,199	(11,515,480)	26,716,661

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	337,214	4,372,610	—	589,158
Shares issued to holders in reinvestment of dividends	8,623	53,109	1,287	123
Shares redeemed	(663,169)	(47,873,563)	—	(13,478,239)

Net increase (decrease)	(317,332)	(43,447,844)	1,287	(12,888,958)

Service Shares
Shares sold	140,537,107	260,741,902	26,674,640	17,192,001
Shares issued to holders in reinvestment of dividends	5,619,504	12,413,999	11,273,295	804,883
Shares redeemed	(136,967,206)	(149,253,945)	(39,125,475)	(39,421,987)

Net increase (decrease)	9,189,405	123,901,956	(1,177,540)	(21,425,103)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(8,622)	(53,109)	(1,287)	(123)
Net dividends and distributions – Service Shares	(5,619,505)	(12,414,000)	(11,274,112)	(805,139)

Total dividends and distributions	(5,628,127)	(12,467,109)	(11,275,399)	(805,262)

INCREASE (DECREASE) IN NET ASSETS	25,767,136	104,557,202	(23,967,132)	(8,402,660)
NET ASSETS:
Beginning of year	307,271,049	202,713,847	109,600,666	(118,003,328)

End of year	$333,038,185	$307,271,049	$85,633,534	$109,600,666

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	18,355	263,389	—	42,076
Shares issued to holders in reinvestment of dividends	528	2,989	111	8
Shares redeemed	(36,278)	(2,875,478)	—	(927,381)

Net increase (decrease)	(17,395)	(2,609,100)	111	(885,297)

Service Shares
Shares sold	7,781,714	15,512,423	1,877,763	1,080,290
Shares issued to holders in reinvestment of dividends	348,172	707,673	941,639	49,559
Shares redeemed	(7,569,017)	(8,744,098)	(2,792,358)	(2,509,052)

Net increase (decrease)	560,869	7,475,998	27,044	(1,379,203)

*	Total dividends and distributions include net investment income distributions of $10,529 and $1,390,681, and net realized gain distributions of $42,580 and $11,023,319 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment income of $222,243.
**	Total dividends and distributions include net investment income distributions of $123 and $805,139 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment loss of $(208,273).

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Core Fund		World ex-US Fund
	Year Ended March 31, 2019	Year Ended March 31, 2018*	Year Ended March 31, 2019	Year Ended March 31, 2018**
OPERATIONS:
Net investment income (loss)	$(84,202)	$(37,149)	$2,637,904	$2,100,036
Net realized gain (loss) on investment transactions	2,356,959	13,793,276	(1,632,955)	19,338,319
Net change in unrealized appreciation (depreciation) on investments	(627,519)	(6,175,054)	(12,195,387)	6,585,365

Net increase (decrease) in net assets resulting from operations	1,645,238	7,581,073	(11,190,438)	28,023,720

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	3,294,382	345,156	5,303,995
Shares issued to holders in reinvestment of dividends	—	—	6,418	20,197
Shares redeemed	—	(69,583,874)	(599,096)	(85,854,669)

Net decrease	—	(66,289,492)	(247,522)	(80,530,477)

Service Shares
Shares sold	24,981,442	12,520,861	115,295,717	134,859,726
Shares issued to holders in reinvestment of dividends	3,364,649	14,158,393	2,691,522	2,881,634
Shares redeemed	(17,193,095)	(14,817,655)	(99,754,051)	(57,493,685)

Net increase	11,152,996	11,861,599	18,233,188	80,247,675

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	—	(6,418)	(20,197)
Net dividends and distributions – Service Shares	(3,364,649)	(14,158,394)	(2,691,525)	(2,881,638)

Total dividends and distributions	(3,364,649)	(14,158,394)	(2,697,943)	(2,901,835)

INCREASE (DECREASE) IN NET ASSETS	9,433,585	(61,005,214)	4,097,285	24,839,083
NET ASSETS:
Beginning of year	54,471,360	115,476,574	212,872,514	188,033,431

End of year	$63,904,945	$54,471,360	$216,969,799	$212,872,514

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	177,429	37,506	593,187
Shares issued to holders in reinvestment of dividends	—	—	779	2,084
Shares redeemed	—	(3,712,055)	(63,890)	(9,491,767)

Net decrease	—	(3,534,626)	(25,605)	(8,896,496)

Service Shares
Shares sold	1,662,151	722,902	12,866,777	14,549,010
Shares issued to holders in reinvestment of dividends	266,782	947,176	335,267	304,774
Shares redeemed	(1,140,342)	(851,979)	(11,064,674)	(6,197,310)

Net increase	788,591	818,099	2,137,370	8,656,474

*	Total dividends and distributions include net investment income distributions of $136,787 and net realized gain distributions of $14,021,607 for the service class. End of year Net Assets include accumulated undistributed net investment loss of $(4,745).
**	Total dividends and distributions include net investment income distributions of $20,197 and $2,881,638 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment income of $2,124,397.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Core Fixed Income Fund		Tax-Exempt Fixed Income Fund
	Year Ended March 31, 2019	Year Ended March 31, 2018*	Year Ended March 31, 2019	Year Ended March 31, 2018**
OPERATIONS:
Net investment income (loss)	$2,583,539	$1,950,325	$793,461	$819,595
Net realized gain (loss) on investment transactions	(687,471)	740,599	102,373	386,070
Net change in unrealized appreciation (depreciation) on investments	2,581,293	(2,020,466)	24,362	(516,683)

Net increase in net assets resulting from operations	4,477,361	670,458	920,196	688,982

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	336,969	—	—
Shares issued to holders in reinvestment of dividends	—	20,203	—	—
Shares redeemed	—	(9,569,499)	—	—

Net decrease	—	(9,212,327)	—	—

Service Shares
Shares sold	36,418,311	39,073,028	3,618,363	6,785,527
Shares issued to holders in reinvestment of dividends	2,660,730	3,198,632	838,420	818,223
Shares redeemed	(42,358,472)	(42,724,698)	(7,057,036)	(9,962,657)

Net decrease	(3,279,431)	(453,038)	(2,600,253)	(2,358,907)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(20,203)	—	—
Net dividends and distributions – Service Shares	(2,660,751)	(3,198,658)	(838,525)	(818,304)

Total dividends and distributions	(2,660,751)	(3,218,861)	(838,525)	(818,304)

DECREASE IN NET ASSETS	(1,462,821)	(12,213,768)	(2,518,582)	(2,488,229)
NET ASSETS:
Beginning of year	134,255,059	146,468,827	27,829,032	30,317,261

End of year	$132,792,238	$134,255,059	$25,310,450	$27,829,032

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	36,068	—	—
Shares issued to holders in reinvestment of dividends	—	2,161	—	—
Shares redeemed	—	(1,023,488)	—	—

Net decrease	—	(985,259)	—	—

Service Shares
Shares sold	4,021,625	4,186,911	324,917	599,756
Shares issued to holders in reinvestment of dividends	295,202	343,575	75,664	72,377
Shares redeemed	(4,685,544)	(4,568,237)	(636,054)	(878,150)

Net decrease	(368,717)	(37,751)	(235,473)	(206,017)

*	Total dividends and distributions include net investment income distributions of $20,203 and $2,400,585, and net realized gain distributions of $0 and $798,073 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment loss of $(183,955).
**	Total dividends and distributions include net investment income distributions of $0 and $818,304 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment income of $18,460.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunistic Fixed Income Fund		Growth Allocation Fund
	Year Ended March 31, 2019	Year Ended March 31, 2018*	Year Ended March 31, 2019	Year Ended March 31, 2018**
OPERATIONS:
Net investment income	$2,316,307	$2,374,524	$9,938,880	$7,335,731
Net realized gain (loss) on investment transactions	925,581	680,995	(14,368,511)	54,780,124
Net change in unrealized appreciation (depreciation) on investments	(2,915,482)	(2,354,977)	7,074,045	10,017,412

Net increase in net assets resulting from operations	326,406	700,542	2,644,414	72,133,267

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	132,965	449,049	1,657,646	2,523,648
Shares issued to holders in reinvestment of dividends	23,753	104,381	108,463	1,388,964
Shares redeemed	(120,924)	(9,413,119)	(2,871,708)	(10,819,692)

Net increase (decrease)	35,794	(8,859,689)	(1,105,599)	(6,907,080)

Service Shares
Shares sold	16,506,716	15,558,270	416,955,507	278,345,941
Shares issued to holders in reinvestment of dividends	3,092,832	4,326,289	9,525,359	62,893,814
Shares redeemed	(20,519,156)	(19,087,569)	(243,196,676)	(287,925,270)

Net increase (decrease)	(919,608)	796,990	183,284,190	53,314,485

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(23,753)	(104,381)	(108,463)	(1,388,963)
Net dividends and distributions – Service Shares	(3,092,832)	(4,326,289)	(9,525,359)	(62,893,814)

Total dividends and distributions	(3,116,585)	(4,430,670)	(9,633,822)	(64,282,777)

INCREASE (DECREASE) IN NET ASSETS	(3,673,993)	(11,792,827)	175,189,183	54,257,895
NET ASSETS:
Beginning of year	54,908,881	66,701,708	618,575,816	564,317,921

End of year	$51,234,888	$54,908,881	$793,764,999	$618,575,816

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	15,240	48,181	144,194	209,011
Shares issued to holders in reinvestment of dividends	2,849	11,250	10,884	119,450
Shares redeemed	(13,830)	(1,003,642)	(259,582)	(914,322)

Net increase (decrease)	4,259	(944,211)	(104,504)	(585,861)

Service Shares
Shares sold	1,893,945	1,701,534	36,483,081	23,312,075
Shares issued to holders in reinvestment of dividends	371,466	472,366	960,605	5,436,409
Shares redeemed	(2,365,797)	(2,060,900)	(22,161,406)	(24,168,108)

Net increase (decrease)	(100,386)	113,000	15,282,280	4,580,376

*	Total dividends and distributions include net investment income distributions of $104,381 and $4,326,289 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment income of $944,724.
**	Total dividends and distributions include net investment income distributions of $193,533 and $6,641,966, and net realized gain distributions of $1,195,430 and $56,251,848 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment income of $478,743.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Allocation Fund		Tactical Allocation Fund
	Year Ended March 31, 2019	Year Ended March 31, 2018*	Year Ended March 31, 2019	Year Ended March 31, 2018**
OPERATIONS:
Net investment income	$6,219,789	$2,841,036	$2,107,088	$2,186,198
Net realized gain (loss) on investment transactions	(7,899,790)	5,051,600	3,032,399	28,030,926
Net change in unrealized appreciation (depreciation) on investments	9,575,254	525,206	8,881,098	(1,769,869)

Net increase in net assets resulting from operations	7,895,253	8,417,842	14,020,585	28,447,255

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	724,953	2,546,752	375,423	549,058
Shares issued to holders in reinvestment of dividends	56,379	122,304	77,209	107,641
Shares redeemed	(1,670,585)	(4,764,568)	(633,920)	(2,966,618)

Net decrease	(889,253)	(2,095,512)	(181,288)	(2,309,919)

Service Shares
Shares sold	193,251,954	209,548,761	135,164,865	103,820,830
Shares issued to holders in reinvestment of dividends	5,591,803	3,944,370	13,580,588	8,805,598
Shares redeemed	(132,023,074)	(60,479,631)	(78,722,126)	(164,636,103)

Net increase (decrease)	66,820,683	153,013,500	70,023,327	(52,009,675)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(56,380)	(122,304)	(77,548)	(107,640)
Net dividends and distributions – Service Shares	(5,591,804)	(3,944,370)	(13,580,587)	(8,805,598)

Total dividends and distributions	(5,648,184)	(4,066,674)	(13,658,135)	(8,913,238)

INCREASE (DECREASE) IN NET ASSETS	68,178,499	155,269,156	70,204,489	(34,785,577)
NET ASSETS:
Beginning of year	271,220,873	115,951,717	273,141,207	307,926,784

End of year	$339,399,372	$271,220,873	$343,345,696	$273,141,207

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	75,790	267,536	33,527	50,552
Shares issued to holders in reinvestment of dividends	6,347	12,665	7,919	9,684
Shares redeemed	(177,029)	(496,437)	(57,572)	(274,312)

Net decrease	(94,892)	(216,236)	(16,126)	(214,076)

Service Shares
Shares sold	20,378,228	22,005,525	12,091,785	9,607,889
Shares issued to holders in reinvestment of dividends	632,414	410,231	1,396,030	794,156
Shares redeemed	(14,227,224)	(6,394,533)	(7,070,209)	(15,493,609)

Net increase (decrease)	6,783,418	16,021,223	6,417,606	(5,091,564)

*	Total dividends and distributions include net investment income distributions of $110,165 and $3,431,566, and net realized gain distributions of $12,139 and $512,804 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment income of $502,586.
**	Total dividends and distributions include net investment income distributions of $81,265 and $5,848,776, and net realized gain distributions of $26,375 and $2,956,822 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment income of $259,442.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Absolute Return Allocation Fund		Multi-Asset Income Allocation Fund
	Year Ended March 31, 2019	Year Ended March 31, 2018*	Year Ended March 31, 2019	Year Ended March 31, 2018**
OPERATIONS:
Net investment income	$9,166,581	$4,458,899	$4,225,503	$3,184,269
Net realized gain (loss) on investment transactions	(7,243,675)	7,816,385	(1,773,110)	9,903,304
Net change in unrealized appreciation (depreciation) on investments	8,491,240	(10,584,721)	2,071,922	(8,413,102)

Net increase in net assets resulting from operations	10,414,146	1,690,563	4,524,315	4,674,471

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	1,170,515	1,737,724	—	—
Shares issued to holders in reinvestment of dividends	39,085	30,997	—	—
Shares redeemed	(1,882,202)	(1,338,543)	—	—

Net increase (decrease)	(672,602)	430,178	—	—

Service Shares
Shares sold	234,362,254	260,237,667	61,005,347	73,321,770
Shares issued to holders in reinvestment of dividends	8,665,826	3,863,620	4,391,358	3,084,967
Shares redeemed	(199,124,001)	(123,603,021)	(52,361,185)	(78,721,755)

Net increase (decrease)	43,904,079	140,498,266	13,035,520	(2,315,018)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(39,362)	(30,997)	—	—
Net dividends and distributions – Service Shares	(8,665,825)	(3,863,620)	(4,391,358)	(3,084,967)

Total dividends and distributions	(8,705,187)	(3,894,617)	(4,391,358)	(3,084,967)

INCREASE (DECREASE) IN NET ASSETS	44,940,436	138,724,390	13,168,477	(725,514)
NET ASSETS:
Beginning of year	268,594,107	129,869,717	119,091,615	119,817,129

End of year	$313,534,543	$268,594,107	$132,260,092	$119,091,615

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	113,305	165,570	—	—
Shares issued to holders in reinvestment of dividends	3,920	2,980	—	—
Shares redeemed	(183,031)	(128,107)	—	—

Net increase (decrease)	(65,806)	40,443	—	—

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	22,748,702	24,770,678	5,782,369	6,824,299
Shares issued to holders in reinvestment of dividends	867,537	370,398	427,132	287,574
Shares redeemed	(19,363,624)	(11,811,030)	(5,041,791)	(7,323,838)

Net increase (decrease)	4,252,615	13,330,046	1,167,710	(211,965)

*	Total dividends and distributions include net investment income distributions of $30,997 and $3,863,620 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment income of $1,176,844.
**	Total dividends and distributions include net investment income distributions of $0 and $3,084,967 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment income of $212,169.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Flexible Income Allocation Fund		Managed Futures Strategy Fund[1]
	Year Ended March 31, 2019	Year Ended March 31, 2018*	Year Ended March 31, 2019	Year Ended March 31, 2018**
OPERATIONS:
Net investment income (loss)	$1,939,884	$2,559,199	$726,192	$(548,598)
Net realized gain (loss) on investment transactions	(1,770,670)	2,279,047	(15,738,545)	(1,691,147)
Net change in unrealized appreciation (depreciation) on investments	934,092	(1,865,761)	6,159,345	726,418

Net increase (decrease) in net assets resulting from operations	1,103,306	2,972,485	(8,853,008)	(1,513,327)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	9,093	258,984	1,442,410	466,184
Shares issued to holders in reinvestment of dividends	3,453	6,034	—	—
Shares redeemed	(209,840)	(87,175)	(1,630,704)	(740,330)

Net increase (decrease)	(197,294)	177,843	(188,294)	(274,146)

Service Shares
Shares sold	30,258,355	52,982,964	238,690,777	67,533,971
Shares issued to holders in reinvestment of dividends	2,012,768	2,455,239	—	—
Shares redeemed	(26,864,526)	(100,283,926)	(194,867,711)	(25,861,027)

Net increase (decrease)	5,406,597	(44,845,723)	43,823,066	41,672,944

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(3,453)	(6,034)	—	—
Net dividends and distributions – Service Shares	(2,012,768)	(2,455,238)	—	—

Total dividends and distributions	(2,016,221)	(2,461,272)	—	—

INCREASE (DECREASE) IN NET ASSETS	4,296,388	(44,156,667)	34,781,764	39,885,471
NET ASSETS:
Beginning of year	55,470,969	99,627,636	122,577,296	82,691,825

End of year	$59,767,357	$55,470,969	$157,359,060	$122,577,296

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	956	26,286	184,502	53,202
Shares issued to holders in reinvestment of dividends	365	624	—	—
Shares redeemed	(21,972)	(8,899)	(205,481)	(82,970)

Net increase (decrease)	(20,651)	18,011	(20,979)	(29,768)

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	3,205,358	5,422,981	30,855,930	7,771,183
Shares issued to holders in reinvestment of dividends	214,060	254,168	—	—
Shares redeemed	(2,841,102)	(10,240,226)	(25,285,394)	(2,982,141)

Net increase (decrease)	578,316	(4,563,077)	5,570,536	4,789,042

[1]	Consolidated Statements of Changes in Net Assets (see note 3b).
*	Total dividends and distributions include net investment income distributions of $6,034 and $2,455,238 for the institutional and service class respectively. End of year Net Assets include accumulated undistributed net investment income of $132,176.
**	End of year Net Assets include accumulated undistributed net investment loss of $(141,312).

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Income Fund	Income Fund	Growth & Income Fund
	April 30, 2018[1] Through March 31, 2019	April 30, 2018[1] Through March 31, 2019	April 30, 2018[1] Through March 31, 2019
OPERATIONS:
Net investment income	$2,172	$3,295	$7,702
Net realized gain (loss) on investment transactions	(468)	9,932	(2,711)
Net change in unrealized appreciation on investments	1,096	43,889	21,917

Net increase in net assets resulting from operations	2,800	57,116	26,908

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,046,413	5,811,520	4,494,615
Shares issued to holders in reinvestment of dividends	1,400	3,522	5,095
Shares redeemed	(75,686)	(2,249,008)	(2,463)

Net increase	972,127	3,566,034	4,497,247

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(1,400)	(3,522)	(5,095)

Total dividends and distributions	(1,400)	(3,522)	(5,095)

INCREASE IN NET ASSETS	973,527	3,619,628	4,519,060
NET ASSETS:
Beginning of year	—	—	—

End of year	$973,527	$3,619,628	$4,519,060

CHANGES IN SHARES OUTSTANDING
Shares sold	104,932	593,250	462,166
Shares issued to holders in reinvestment of dividends	140	358	523
Shares redeemed	(7,597)	(227,678)	(253)

Net increase	97,475	365,930	462,436

[1]Commencement	of Operations.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Institutional
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$17.755	$16.140	$14.85	$15.29	$13.67
Income from investment operations:
Net investment income	0.175 [1]	0.157 [1]	0.20 [1]	0.13 [1]	0.14
Net realized and unrealized gains (losses) on investments	1.194	2.280	1.62	(0.06)[2]	1.57

Total from investment operations	1.369	2.437	1.82	0.07	1.71

Less distributions:
Dividends from net investment income	(0.191)	(0.163)	(0.19)	(0.11)	(0.09)
Dividends from net realized gains	(0.283)	(0.659)	(0.34)	(0.40)	—

Total distributions	(0.474)	(0.822)	(0.53)	(0.51)	(0.09)

Net asset value, end of year	$18.650	$17.755	$16.14	$14.85	$15.29

Total return	8.09%	15.10%	12.46%	0.47%	12.51%
Supplemental data and ratios:
Net assets, end of year	$538,016	$821,049	$42,855,994	$31,353,268	$44,686,597
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.63%	0.65%	0.66%	0.80%	0.87%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.60%	0.60%	0.59%	0.76%	0.85%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.63%	0.65%	0.66%	0.80%	0.87%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.60%	0.60%	0.59%	0.76%	0.85%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.91%	0.91%	1.23%	0.79%	0.88%
After expense reimbursement (recapture) and securities lending credit	0.94%	0.96%	1.30%	0.83%	0.90%
Portfolio turnover rate	45.31%	55.07%	90.46%	115.67%	53.23%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$17.503	$15.930	$14.68	$15.14	$13.56
Income from investment operations:
Net investment income	0.073 [1]	0.074 [1]	0.11 [1]	0.07 [1]	0.05
Net realized and unrealized gains (losses) on investments	1.183	2.241	1.59	(0.08)[2]	1.56

Total from investment operations	1.257	2.315	1.70	(0.01)	1.61

Less distributions:
Dividends from net investment income	(0.076)	(0.083)	(0.11)	(0.05)	(0.03)
Dividends from net realized gains	(0.283)	(0.659)	(0.34)	(0.40)	—

Total distributions	(0.359)	(0.742)	(0.45)	(0.45)	(0.03)

Net asset value, end of year	$18.401	$17.503	$15.93	$14.68	$15.14

Total return	7.47%	14.53%	11.74%	(0.08)%	11.87%
Supplemental data and ratios:
Net assets, end of year	$332,500,169	$306,450,000	$159,857,853	$218,788,468	$168,457,719
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.22%	1.21%	1.23%	1.33%	1.44%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.19%	1.17%	1.16%	1.27%	1.45%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.22%	1.21%	1.23%	1.33%	1.44%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.19%	1.17%	1.16%	1.27%	1.45%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.37%	0.40%	0.65%	0.41%	0.32%
After expense reimbursement (recapture) and securities lending credit	0.40%	0.44%	0.72%	0.47%	0.31%
Portfolio turnover rate	45.31%	55.07%	90.46%	115.67%	53.23%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Emerging Markets Fund
	Institutional
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$16.577	$13.460	$11.37	$12.46	$11.73
Income from investment operations:
Net investment income	0.190 [1]	0.254 [1]	0.14 [1]	0.16 [1]	0.21
Net realized and unrealized gains (losses) on investments	(1.983)	3.049	2.05	(1.03)	0.74

Total from investment operations	(1.793)	3.303	2.19	(0.87)	0.95

Less distributions:
Dividends from net investment income	(1.263)	(0.186)	(0.10)	(0.22)	(0.22)
Dividends from net realized gains	(0.670)	—	—	—	—

Total distributions	(1.933)	(0.186)	(0.10)	(0.22)	(0.22)

Net asset value, end of year	$12.851	$16.577	$13.46	$11.37	$12.46

Total return	(9.53)%	24.52%[3]	19.61%	(6.98)%	8.08%
Supplemental data and ratios:
Net assets, end of year	$9,985	$11,036	$11,925,354	$6,081,265	$60,596,893
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.09%	1.01%[4]	1.06%	0.88%	0.86%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.06%	1.00%[4]	1.05%	0.84%	0.84%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.08%	1.01%[4]	1.06%	0.88%	0.86%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.05%	1.00%[4]	1.05%	0.84%	0.84%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.30%	2.13%[4]	1.10%	1.25%	1.87%
After expense reimbursement (recapture) and securities lending credit	1.33%	2.14%[4]	1.11%	1.29%	1.89%
Portfolio turnover rate	47.18%	30.97%	60.19%	152.82%	31.33%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]

During the period August 3, 2017 through September 25, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 25, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Emerging Markets Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$17.063	$13.600	$11.49	$12.57	$11.84
Income from investment operations:
Net investment income	0.109 [1]	0.096 [1]	0.09 [1]	0.06 [1]	0.15
Net realized and unrealized gains (losses) on investments	(2.028)	3.485	2.06	(0.99)	0.73

Total from investment operations	(1.919)	3.581	2.15	(0.93)	0.88

Less distributions:
Dividends from net investment income	(1.196)	(0.118)	(0.04)	(0.15)	(0.15)
Dividends from net realized gains	(0.670)	—	—	—	—

Total distributions	(1.866)	(0.118)	(0.04)	(0.15)	(0.15)

Net asset value, end of year	$13.278	$17.063	$13.60	$11.49	$12.57

Total return	(10.05)%	26.37%	18.78%	(7.38)%	7.46%
Supplemental data and ratios:
Net assets, end of year	$85,623,549	$109,589,630	$106,077,974	$118,224,652	$161,242,899
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.69%	1.58%	1.64%	1.52%	1.43%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.66%	1.57%	1.63%	1.48%	1.41%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.68%	1.58%	1.64%	1.52%	1.43%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.65%	1.57%	1.63%	1.48%	1.41%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.72%	0.61%	0.73%	0.44%	1.30%
After expense reimbursement (recapture) and securities lending credit	0.75%	0.62%	0.74%	0.48%	1.32%
Portfolio turnover rate	47.18%	30.97%	60.19%	152.82%	31.33%
Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Core Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$14.908	$17.860	$14.96	$17.31	$16.61
Income from investment operations:
Net investment income (loss)	(0.022)[1]	(0.022)[1]	0.04 [1]	(0.03)[1]	(0.09)
Net realized and unrealized gains (losses) on investments	0.348	2.259	2.91	(1.90)	1.91

Total from investment operations	0.326	2.237	2.95	(1.93)	1.82

Less distributions:
Dividends from net investment income	—	(0.050)	(0.05)	—	—
Dividends from net realized gains	(0.849)	(5.139)	—	(0.42)	(1.12)

Total distributions	(0.849)	(5.189)	(0.05)	(0.42)	(1.12)

Net asset value, end of year	$14.385	$14.908	$17.86	$14.96	$17.31

Total return	2.99%	12.45%	19.71%	(11.15)%	11.19%
Supplemental data and ratios:
Net assets, end of year	$63,904,945	$54,471,360	$50,657,342	$48,196,975	$37,978,078
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.56%	1.55%	1.50%	1.58%	1.58%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.45%	1.39%	1.24%	1.41%	1.59%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.56%	1.55%	1.50%	1.58%	1.58%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.45%	1.39%	1.24%	1.41%	1.59%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	(0.25)%	(0.29)%	0.00%	(0.32)%	(0.62)%
After expense reimbursement (recapture) and securities lending credit	(0.14)%	(0.13)%	0.26%	(0.15)%	(0.63)%
Portfolio turnover rate	39.01%	32.87%	42.22%	146.02%	96.24%

[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Institutional
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.759	$8.380	$7.74	$8.75	$8.94
Income from investment operations:
Net investment income	0.194 [1]	0.243 [1]	0.15 [1]	0.13 [1]	0.25
Net realized and unrealized gains (losses) on investments	(0.680)	1.305	0.65	(0.91)	(0.26)

Total from investment operations	(0.486)	1.548	0.80	(0.78)	(0.01)

Less distributions:
Dividends from net investment income	(0.173)	(0.169)	(0.16)	(0.23)	(0.18)

Total distributions	(0.173)	(0.169)	(0.16)	(0.23)	(0.18)

Net asset value, end of year	$9.100	$9.759	$8.38	$7.74	$8.75

Total return	(4.79)%	18.49%[3]	10.48%	(9.00)%	(0.10)%
Supplemental data and ratios:
Net assets, end of year	$534,233	$822,817	$75,295,608	$52,879,582	$113,316,485
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.80%	0.83%[4]	0.84%	0.95%	0.98%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.79%	0.79%[4]	0.79%	0.90%	0.98%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.80%	0.83%[4]	0.84%	0.95%	0.98%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.79%	0.79%[4]	0.79%	0.90%	0.98%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.04%	3.01%[4]	1.83%	1.54%	2.68%
After expense reimbursement (recapture) and securities lending credit	2.05%	3.05%[4]	1.88%	1.59%	2.68%
Portfolio turnover rate	59.18%	84.22%	60.68%	114.74%	61.84%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]

During the period August 3, 2017 through September 5, 2017 there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 5, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.507	$8.260	$7.66	$8.70	$8.89
Income from investment operations:
Net investment income	0.121 [1]	0.087 [1]	0.11 [1]	0.08 [1]	0.17
Net realized and unrealized gains (losses) on investments	(0.643)	1.296	0.63	(0.91)	(0.23)

Total from investment operations	(0.522)	1.383	0.74	(0.83)	(0.06)

Less distributions:
Dividends from net investment income	(0.129)	(0.136)	(0.14)	(0.21)	(0.13)

Total distributions	(0.129)	(0.136)	(0.14)	(0.21)	(0.13)

Net asset value, end of year	$8.856	$9.507	$8.26	$7.66	$8.70

Total return	(5.36)%	16.76%	9.85%	(9.59)%	(0.68)%
Supplemental data and ratios:
Net assets, end of year	$216,435,566	$212,049,697	$112,737,823	$135,305,242	$228,832,175
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.40%	1.38%	1.42%	1.52%	1.55%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.39%	1.39%	1.39%	1.52%	1.59%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.40%	1.38%	1.42%	1.52%	1.55%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.39%	1.39%	1.39%	1.52%	1.59%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.32%	0.95%	1.36%	0.92%	1.96%
After expense reimbursement (recapture) and securities lending credit	1.33%	0.94%	1.39%	0.92%	1.92%
Portfolio turnover rate	59.18%	84.22%	60.68%	114.74%	61.84%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.131	$9.320	$9.54	$9.69	$9.39
Income from investment operations:
Net investment income	0.176 [1]	0.133 [1]	0.12 [1]	0.12 [1]	0.10
Net realized and unrealized gains (losses) on investments	0.144	(0.098)	(0.11)	(0.03)	0.33

Total from investment operations	0.320	0.035	0.01	0.09	0.43

Less distributions:
Dividends from net investment income	(0.181)	(0.168)	(0.17)	(0.13)	(0.12)
Dividends from net realized gains	—	(0.056)	(0.06)	(0.11)	(0.01)

Total distributions	(0.181)	(0.224)	(0.23)	(0.24)	(0.13)

Net asset value, end of year	$9.270	$9.131	$9.32	$9.54	$9.69

Total return	3.57%	0.35%	0.02%	1.01%	4.64%
Supplemental data and ratios:
Net assets, end of year	$132,792,238	$134,255,059	$137,358,236	$209,252,288	$236,819,684
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.34%	1.38%	1.36%	1.31%	1.29%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.19%	1.26%	1.29%	1.29%	1.29%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.34%	1.38%	1.36%	1.31%	1.29%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.19%	1.26%	1.29%	1.29%	1.29%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.80%	1.30%	1.14%	1.22%	1.11%
After expense reimbursement (recapture) and securities lending credit	1.95%	1.42%	1.21%	1.24%	1.11%
Portfolio turnover rate	239.11%	193.12%	164.81%	157.49%	185.11%

[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$11.145	$11.220	$11.62	$11.58	$11.18
Income from investment operations:
Net investment income	0.335 [1]	0.321 [1]	0.30 [1]	0.31 [1]	0.32
Net realized and unrealized gains (losses) on investments	0.072	(0.074)	(0.38)	0.06	0.40

Total from investment operations	0.407	0.247	(0.08)	0.37	0.72

Less distributions:
Dividends from net investment income	(0.347)	(0.322)	(0.32)	(0.33)	(0.32)
Dividends from net realized gains	(0.014)	—	—	—	—

Total distributions	(0.361)	(0.322)	(0.32)	(0.33)	(0.32)

Net asset value, end of year	$11.191	$11.145	$11.22	$11.62	$11.58

Total return	3.72%	2.28%	(0.82)%	3.22%	6.45%
Supplemental data and ratios:
Net assets, end of year	$25,310,450	$27,829,032	$30,317,261	$49,084,900	$65,682,169
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.54%	1.48%	1.43%	1.42%	1.38%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.29%	1.29%	1.29%	1.28%	1.29%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.54%	1.48%	1.43%	1.42%	1.38%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.29%	1.29%	1.29%	1.28%	1.29%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.77%	2.64%	2.43%	2.53%	2.64%
After expense reimbursement (recapture)	3.02%	2.83%	2.57%	2.67%	2.73%
Portfolio turnover rate	34.57%	56.73%	14.50%	12.47%	33.29%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund
	Institutional
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$8.835	$9.460	$9.05	$9.53	$9.94
Income from investment operations:
Net investment income	0.437 [1]	0.427 [1]	0.46 [1]	0.36 [1]	0.41
Net realized and unrealized gains (losses) on investments	(0.213)	(0.250)	0.30	(0.76)	(0.32)

Total from investment operations	0.224	0.177	0.76	(0.40)	0.09

Less distributions:
Dividends from net investment income	(0.575)	(0.802)	(0.35)	(0.08)	(0.50)

Total distributions	(0.575)	(0.802)	(0.35)	(0.08)	(0.50)

Net asset value, end of year	$8.484	$8.835	$9.46	$9.05	$9.53

Total return	2.65%	1.81%	8.77%	(4.22)%	0.88%
Supplemental data and ratios:
Net assets, end of year	$376,752	$354,392	$9,316,917	$8,572,900	$50,593,107
Ratio of expenses to average net assets
Before expense reimbursement (recapture) including interest expense[2]	1.33%	1.34%	1.21%	1.13%	1.08%
After expense reimbursement (recapture) including interest expense[2]	0.95%	0.95%	0.95%	0.99%	1.05%
Before expense reimbursement (recapture) excluding interest expense	1.33%	1.34%	1.21%	1.13%	1.08%
After expense reimbursement (recapture) excluding interest expense	0.95%	0.95%	0.95%	0.99%	1.05%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	4.63%	4.16%	4.78%	3.71%	3.84%
After expense reimbursement (recapture)	5.01%	4.55%	5.04%	3.85%	3.87%
Portfolio turnover rate	24.46%	33.85%	33.77%	41.12%	39.66%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$8.932	$9.560	$9.05	$9.55	$9.93
Income from investment operations:
Net investment income	0.371 [1]	0.391 [1]	0.40 [1]	0.30 [1]	0.33
Net realized and unrealized gains (losses) on investments	(0.322)	(0.259)	0.32	(0.72)	(0.29)

Total from investment operations	0.049	0.132	0.72	(0.42)	0.04

Less distributions:
Dividends from net investment income	(0.523)	(0.760)	(0.21)	(0.08)	(0.42)

Total distributions	(0.523)	(0.760)	(0.21)	(0.08)	(0.42)

Net asset value, end of year	$8.458	$8.932	$9.56	$9.05	$9.55

Total return	0.64%	1.29%	8.20%	(4.44)%	0.33%
Supplemental data and ratios:
Net assets, end of year	$50,858,136	$54,554,489	$57,384,791	$78,168,300	$151,883,107
Ratio of expenses to average net assets
Before expense reimbursement (recapture) including interest expense[2]	1.90%	1.90%	1.78%	1.68%	1.66%
After expense reimbursement (recapture) including interest expense[2]	1.55%	1.55%	1.55%	1.55%	1.55%
Before expense reimbursement (recapture) excluding interest expense	1.90%	1.90%	1.78%	1.68%	1.66%
After expense reimbursement (recapture) excluding interest expense	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.91%	3.87%	4.17%	3.08%	3.28%
After expense reimbursement (recapture)	4.26%	4.22%	4.40%	3.21%	3.39%
Portfolio turnover rate	24.46%	33.85%	33.77%	41.12%	39.66%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Growth Allocation Fund
	Institutional
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$11.534	$11.340	$10.46	$11.65	$11.45
Income from investment operations:
Net investment income	0.227 [1]	0.236 [1]	0.19 [1]	0.20 [1]	0.16
Net realized and unrealized gains (losses) on investments	(0.003)[5]	1.466	1.20	(1.02)	0.41

Total from investment operations	0.224	1.702	1.39	(0.82)	0.57

Less distributions:
Dividends from net investment income	(0.193)	(0.210)	(0.20)	(0.16)	(0.19)
Dividends from net realized gains	(0.012)	(1.298)	(0.31)	(0.21)	(0.18)

Total distributions	(0.205)	(1.508)	(0.51)	(0.37)	(0.37)

Net asset value, end of year	$11.553	$11.534	$11.34	$10.46	$11.65

Total return	2.22%	14.90%	13.54%	(7.11)%	5.04%
Supplemental data and ratios:
Net assets, end of year	$5,450,557	$6,646,937	$13,176,782	$10,968,769	$7,737,997
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.40%	0.40%	0.42%	0.43%	0.41%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.35%	0.35%	0.32%	0.31%	0.34%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.39%	0.40%	0.42%	0.43%	0.41%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.34%	0.35%	0.32%	0.31%	0.34%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.92%	1.91%	1.64%	1.67%	1.63%
After expense reimbursement (recapture) and securities lending credit	1.97%	1.96%	1.74%	1.79%	1.70%
Portfolio turnover rate	53.89%	70.47%	42.81%	84.98%	11.96%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Growth Allocation Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$11.458	$11.290	$10.42	$11.62	$11.43
Income from investment operations:
Net investment income	0.160 [1]	0.152 [1]	0.12 [1]	0.13 [1]	0.12
Net realized and unrealized gains (losses) on investments	0.003[5]	1.467	1.20	(1.02)	0.38

Total from investment operations	0.163	1.619	1.32	(0.89)	0.50

Less distributions:
Dividends from net investment income	(0.132)	(0.153)	(0.14)	(0.10)	(0.13)
Dividends from net realized gains	(0.012)	(1.298)	(0.31)	(0.21)	(0.18)

Total distributions	(0.144)	(1.451)	(0.45)	(0.31)	(0.31)

Net asset value, end of year	$11.477	$11.458	$11.29	$10.42	$11.62

Total return	1.61%	14.22%	12.91%	-7.67%	4.47%
Supplemental data and ratios:
Net assets, end of year	$788,314,442	$611,928,879	$551,141,139	$383,423,651	$259,838,374
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.00%	1.00%	1.01%	1.02%	1.00%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.95%	0.95%	0.92%	0.91%	0.95%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.99%	0.99%	1.01%	1.02%	1.00%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.94%	0.94%	0.92%	0.91%	0.95%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.35%	1.22%	0.99%	1.05%	0.94%
After expense reimbursement (recapture) and securities lending credit	1.40%	1.27%	1.08%	1.16%	0.99%
Portfolio turnover rate	53.89%	70.47%	42.81%	84.98%	11.96%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Conservative Allocation Fund
	Institutional
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.538	$9.100	$9.51	$11.26	$11.39
Income from investment operations:
Net investment income	0.255 [1]	0.204 [1]	0.19 [1]	0.16 [1]	0.26
Net realized and unrealized gains (losses) on investments	0.104	0.442	0.35	(0.89)	0.41

Total from investment operations	0.359	0.646	0.54	(0.73)	0.67

Less distributions:
Dividends from net investment income	(0.205)	(0.187)	—	(0.14)	(0.25)
Dividends from net realized gains	(0.015)	(0.021)	(0.95)	(0.88)	(0.55)

Total distributions	(0.220)	(0.208)	(0.95)	(1.02)	(0.80)

Net asset value, end of year	$9.677	$9.538	$9.10	$9.51	$11.26

Total return	3.97%	7.07%	6.09%	(6.65)%	6.01%
Supplemental data and ratios:
Net assets, end of year	$2,268,382	$3,140,896	$4,966,270	$4,220,428	$6,173,168
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.42%	0.44%	0.51%	0.47%	0.42%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.10%	0.27%	0.30%	0.37%	0.37%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.42%	0.44%	0.51%	0.47%	0.42%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.10%	0.27%	0.30%	0.37%	0.37%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.35%	1.97%	1.78%	1.39%	1.96%
After expense reimbursement (recapture) and securities lending credit	2.67%	2.14%	1.99%	1.49%	2.01%
Portfolio turnover rate	69.19%	30.27%	44.43%	130.77%	38.36%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Conservative Allocation Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.482	$9.060	$9.53	$11.29	$11.39
Income from investment operations:
Net investment income	0.196 [1]	0.143 [1]	0.12 [1]	0.09 [1]	0.15
Net realized and unrealized gains (losses) on investments	0.107	0.438	0.36	(0.89)	0.46

Total from investment operations	0.303	0.581	0.48	(0.80)	0.61

Less distributions:
Dividends from net investment income	(0.153)	(0.138)	—	(0.08)	(0.16)
Dividends from net realized gains	(0.015)	(0.021)	(0.95)	(0.88)	(0.55)

Total distributions	(0.168)	(0.159)	(0.95)	(0.96)	(0.71)

Net asset value, end of year	$9.617	$9.482	$9.06	$9.53	$11.29

Total return	3.35%	6.39%	5.44%	(7.18)%	5.42%
Supplemental data and ratios:
Net assets, end of year	$337,130,990	$268,079,977	$110,985,447	$51,768,546	$174,138,417
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.02%	1.03%	1.10%	1.05%	1.01%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.70%	0.83%	0.89%	0.99%	1.00%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.02%	1.03%	1.10%	1.05%	1.01%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.70%	0.83%	0.89%	0.99%	1.00%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.75%	1.31%	1.10%	0.79%	1.17%
After expense reimbursement (recapture) and securities lending credit	2.07%	1.51%	1.31%	0.85%	1.18%
Portfolio turnover rate	69.19%	30.27%	44.43%	130.77%	38.36%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Allocation Fund
	Institutional
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.950	$10.250	$9.38	$10.34	$10.80
Income from investment operations:
Net investment income	0.138 [1]	0.142 [1]	0.18 [1]	0.13 [1]	0.17
Net realized and unrealized gains (losses) on investments	0.408	1.078	0.81	(0.97)	0.21

Total from investment operations	0.546	1.220	0.99	(0.84)	0.38

Less distributions:
Dividends from net investment income	(0.128)	(0.393)	(0.12)	(0.02)	(0.20)
Dividends from net realized gains	(0.406)	(0.127)	—	(0.10)	(0.64)

Total distributions	(0.534)	(0.520)	(0.12)	(0.12)	(0.84)

Net asset value, end of year	$10.962	$10.950	$10.25	$9.38	$10.34

Total return	5.59%	11.83%	10.63%	(8.18)%	3.63%
Supplemental data and ratios:
Net assets, end of year	$1,506,030	$1,681,043	$3,767,220	$5,005,303	$5,977,217
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.51%	0.52%	0.53%	0.51%	0.51%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.43%	0.45%	0.40%	0.41%	0.36%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.51%	0.52%	0.53%	0.51%	0.51%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.43%	0.45%	0.40%	0.41%	0.36%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.15%	1.25%	1.69%	1.20%	2.01%
After expense reimbursement (recapture) and securities lending credit	1.23%	1.32%	1.82%	1.30%	2.16%
Portfolio turnover rate	336.60%	369.57%	336.50%	348.05%	214.84%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Allocation Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.907	$10.150	$9.32	$10.32	$10.79
Income from investment operations:
Net investment income	0.074 [1]	0.082 [1]	0.11 [1]	0.07 [1]	0.15
Net realized and unrealized gains (losses) on investments	0.410	1.054	0.82	(0.97)	0.17

Total from investment operations	0.484	1.136	0.93	(0.90)	0.32

Less distributions:
Dividends from net investment income	(0.066)	(0.252)	(0.10)	— *	(0.15)
Dividends from net realized gains	(0.406)	(0.127)	—	(0.10)	(0.64)

Total distributions	(0.472)	(0.379)	(0.10)	(0.10)	(0.79)

Net asset value, end of year	$10.919	$10.907	$10.15	$9.32	$10.32

Total return	4.96%	11.14%	10.05%	(8.74)%	3.08%
Supplemental data and ratios:
Net assets, end of year	$341,839,666	$271,460,164	$304,159,564	$393,657,458	$480,492,438
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.11%	1.11%	1.12%	1.11%	1.10%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.03%	1.03%	1.00%	1.01%	0.97%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.11%	1.11%	1.12%	1.11%	1.10%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.03%	1.03%	1.00%	1.01%	0.97%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.58%	0.69%	1.07%	0.62%	1.30%
After expense reimbursement (recapture) and securities lending credit	0.66%	0.77%	1.19%	0.72%	1.43%
Portfolio turnover rate	336.60%	369.57%	336.50%	348.05%	214.84%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Institutional
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.335	$10.290	$9.80	$10.02	$10.00
Income from investment operations:
Net investment income	0.346 [1]	0.292 [1]	0.37 [1]	0.26 [1]	0.40
Net realized and unrealized gains (losses) on investments	(0.003)[2]	(0.037)	0.52	(0.21)	(0.10)[2]

Total from investment operations	0.343	0.255	0.89	0.05	0.30

Less distributions:
Dividends from net investment income	(0.276)	(0.210)	(0.40)	(0.27)	(0.28)

Total distributions	(0.276)	(0.210)	(0.40)	(0.27)	(0.28)

Net asset value, end of year	$10.402	$10.335	$10.29	$9.80	$10.02

Total return	3.43%	2.47%	9.14%	0.56%	3.05%
Supplemental data and ratios:
Net assets, end of year	$667,898	$1,343,813	$921,609	$1,107,629	$2,673,347
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.51%	0.53%	0.58%	0.53%	0.51%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.20%	0.37%	0.50%	0.39%	0.34%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.51%	0.53%	0.58%	0.53%	0.51%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.20%	0.37%	0.50%	0.39%	0.34%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	3.04%	2.64%	3.58%	2.49%	2.64%
After expense reimbursement (recapture) and securities lending credit	3.35%	2.80%	3.66%	2.63%	2.81%
Portfolio turnover rate	146.82%	154.33%	41.66%	200.13%	91.93%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.348	10.320	$9.81	$10.04	$10.01
Income from investment operations:
Net investment income	0.283 [1]	0.231 [1]	0.30 [1]	0.20 [1]	0.23
Net realized and unrealized gains (losses) on investments	(0.001)[5]	(0.036)	0.53	(0.22)	0.02

Total from investment operations	0.282	0.195	0.83	(0.02)	0.25

Less distributions:
Dividends from net investment income	(0.228)	(0.167)	(0.32)	(0.21)	(0.22)

Total distributions	(0.228)	(0.167)	(0.32)	(0.21)	(0.22)

Net asset value, end of year	$10.402	$10.348	$10.32	$9.81	$10.04

Total return	2.81%	1.88%	8.54%	(0.19)%	2.47%
Supplemental data and ratios:
Net assets, end of year	$312,866,645	267,250,294	$128,948,108	$145,830,207	$366,970,865
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.11%	1.12%	1.18%	1.13%	1.11%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.80%	0.96%	1.10%	0.99%	0.93%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.11%	1.12%	1.18%	1.13%	1.11%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.80%	0.96%	1.10%	0.99%	0.93%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.44%	2.04%	2.91%	1.92%	1.92%
After expense reimbursement (recapture) and securities lending credit	2.75%	2.20%	2.99%	2.06%	2.10%
Portfolio turnover rate	146.82%	154.33%	41.66%	200.13%	91.93%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Multi-Asset Income Allocation Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.603	$10.460	$9.94	$10.62	$10.76
Income from investment operations:
Net investment income	0.358 [1]	0.287 [1]	0.29 [1]	0.34 [1]	0.36
Net realized and unrealized gains (losses) on investments	0.062	0.137	0.52	(0.61)	(0.05)

Total from investment operations	0.420	0.424	0.81	(0.27)	0.31

Less distributions:
Dividends from net investment income	(0.363)	(0.281)	(0.29)	(0.37)	(0.38)
Dividends from net realized gains	—	—	—	(0.04)	(0.07)

Total distributions	(0.363)	(0.281)	(0.29)	(0.41)	(0.45)

Net asset value, end of year	$10.660	$10.603	$10.46	$9.94	$10.62

Total return	4.13%	4.05%	8.24%	(2.49)%	3.01%
Supplemental data and ratios:
Net assets, end of year	$132,260,092	$119,091,615	$119,817,129	$106,901,424	$140,497,937
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.15%	1.13%	1.17%	1.17%	1.14%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.82%	0.98%	0.97%	0.96%	0.88%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.15%	1.13%	1.17%	1.17%	1.14%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.82%	0.98%	0.97%	0.96%	0.88%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	3.08%	2.52%	2.66%	3.15%	3.23%
After expense reimbursement (recapture) and securities lending credit	3.41%	2.67%	2.86%	3.36%	3.49%
Portfolio turnover rate	44.77%	131.23%	61.25%	145.43%	66.76%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Institutional
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.577	$9.670	$9.62	$9.76	$9.65
Income from investment operations:
Net investment income	0.426 [1]	0.543 [1]	0.24 [1]	0.18 [1]	0.25
Net realized and unrealized gains (losses) on investments	(0.183)	(0.158)[2]	0.07	(0.11)	0.11

Total from investment operations	0.243	0.385	0.31	0.07	0.36

Less distributions:
Dividends from net investment income	(0.398)	(0.478)	(0.26)	(0.21)	(0.25)

Total distributions	(0.398)	(0.478)	(0.26)	(0.21)	(0.25)

Net asset value, end of year	$9.422	$9.577	$9.67	$9.62	$9.76

Total return	2.58%	3.99%	3.23%	0.70%	3.75%
Supplemental data and ratios:
Net assets, end of year	$26,280	$224,505	$52,492	$49,872	$2,257,327
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.56%	0.52%	0.50%	0.44%	0.42%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.16%	0.27%	0.37%	0.36%	0.31%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.55%	0.52%	0.50%	0.44%	0.42%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.15%	0.27%	0.37%	0.36%	0.31%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	4.07%	5.27%	2.32%	1.76%	2.66%
After expense reimbursement (recapture) and securities lending credit	4.47%	5.52%	2.45%	1.84%	2.77%
Portfolio turnover rate	380.48%	232.11%	114.68%	147.81%	22.67%
Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.525	$9.610	$9.55	$9.77	$9.64
Income from investment operations:
Net investment income	0.361 [1]	0.340 [1]	0.18 [1]	0.14 [1]	0.19
Net realized and unrealized gains (losses) on investments	(0.173)	(0.018)[2]	0.08	(0.21)	0.13

Total from investment operations	0.188	0.322	0.26	(0.07)	0.32

Less distributions:
Dividends from net investment income	(0.347)	(0.407)	(0.20)	(0.15)	(0.19)

Total distributions	(0.347)	(0.407)	(0.20)	(0.15)	(0.19)

Net asset value, end of year	$9.366	$9.525	$9.61	$9.55	$9.77

Total return	2.00%	3.35%	2.73%	(0.75)%	3.32%
Supplemental data and ratios:
Net assets, end of year	$59,741,077	$55,246,464	$99,575,144	$114,740,157	$143,904,504
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	1.15%	1.12%	1.09%	1.04%	1.02%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.77%	0.93%	0.91%	0.93%	0.92%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.13%	1.12%	1.09%	1.04%	1.02%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.75%	0.93%	0.91%	0.93%	0.92%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	3.45%	3.30%	1.72%	1.32%	1.72%
After expense reimbursement (recapture) and securities lending credit	3.83%	3.49%	1.90%	1.43%	1.82%
Portfolio turnover rate	380.48%	232.21%	114.68%	147.81%	22.67%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Institutional
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	January 19, 2016[1] Through March 31, 2016
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$ 8.665	$ 8.700	$ 9.75	$10.00
Income from investment operations:
Net investment gain (loss)[2]	0.081	(0.002)	(0.06)	(0.02)
Net realized and unrealized losses on investments	(0.679)	(0.033)	(0.83)	(0.23)

Total from investment operations	(0.598)	(0.035)	(0.89)	(0.25)

Less distributions:
Dividends from net realized gains	—	—	(0.16)	—

Total distributions	—	—	(0.16)	—

Net asset value, end of year	$ 8.067	$ 8.665	$ 8.70	$ 9.75

Total return	(6.90)%	(0.40)%	(9.17)%	(2.50)%[3]
Supplemental data and ratios:
Net assets, end of year	$961,919	$1,215,018	$1,478,880	$4,338,706
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[5]	1.27%	1.38%	1.37%	1.61%[4]
After expense reimbursement (recapture) and fees waived including interest expense[5]	1.30%	1.34%	1.34%	1.30%[4]
Before expense reimbursement (recapture) and fees waived excluding interest expense	1.27%	1.34%	1.33%	1.61%[4]
After expense reimbursement (recapture) and fees waived excluding interest expense	1.30%	1.30%	1.30%	1.30%[4]
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	1.03%	(0.07)%	(0.69)%	(1.12)%[4]
After expense reimbursement (recapture) and fees waived	1.00%	(0.03)%	(0.66)%	(0.81)%[4]
Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%[3]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Net investment loss per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense where applicable. See Note 6 in the Notes to Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Service
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	January 19, 2016[1] Through March 31, 2016
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$ 8.551	$ 8.640	$ 9.73	$10.00
Income from investment operations:
Net investment gain (loss)[2]	0.035	(0.050)	(0.11)	(0.03)
Net realized and unrealized losses on investments	(0.672)	(0.039)	(0.82)	(0.24)

Total from investment operations	(0.637)	(0.089)	(0.93)	(0.27)

Less distributions:
Dividends from net realized gains	—	—	(0.16)	—

Total distributions	—	—	(0.16)	—

Net asset value, end of year	$ 7.914	$ 8.551	$ 8.64	$ 9.73

Total return	(7.45)%	(0.92)%	(9.70)%	(2.70)%[3]
Supplemental data and ratios:
Net assets, end of year	$156,397,141	$121,362,278	$81,212,945	$183,020,093
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[5]	1.87%	1.97%	1.97%	2.20%[4]
After expense reimbursement (recapture) and fees waived including interest expense[5]	1.90%	1.94%	1.94%	1.90%[4]
Before expense reimbursement (recapture) and fees waived excluding interest expense	1.87%	1.93%	1.93%	2.20%[4]
After expense reimbursement (recapture) and fees waived excluding interest expense	1.90%	1.90%	1.90%	1.90%[4]
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	0.47%	(0.61)%	(1.27)%	(1.71)%[4]
After expense reimbursement (recapture) and fees waived	0.44%	(0.58)%	(1.24)%	(1.41)%[4]
Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%[3]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Net investment loss per share has been calculated based on average shares outstanding during the year.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense where applicable. See Note 6 in the Notes to Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

Conservative Income Fund
April 30, 2018[1] through March 31, 2019
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.000
Income from investment operations:
Net investment income[2]	0.153
Net realized and unrealized losses on investments	(0.020)[7]

Total from investment operations	0.133

Less distributions:
Dividends from net investment income	(0.144)
Dividends from net realized gains	(0.002)

Total distributions	(0.146)

Net asset value, end of period	$9.987

Total return	1.34%[3]
Supplemental data and ratios:
Net assets, end of period	$973,527
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit including interest expense	43.40%[5]
After expense reimbursement (recapture) and securities lending credit including interest expense	0.64%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	(41.09)%[5]
After expense reimbursement (recapture) and fees waived	1.67%[5]
Portfolio turnover rate	388.79%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[7]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

Income Fund
April 30, 2018[1] through March 31, 2019
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.000
Income from investment operations:
Net investment income[2]	0.079
Net realized and unrealized gains on investments	0.016[7]

Total from investment operations	0.095

Less distributions:
Dividends from net investment income	(0.203)

Total distributions	(0.203)

Net asset value, end of period	$9.892

Total return	0.99%[3]
Supplemental data and ratios:
Net assets, end of period	$3,619,628
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	16.23%[5]
After expense reimbursement (recapture) and securities lending credit	0.79%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	(14.57)%[5]
After expense reimbursement (recapture) and fees waived	0.87%[5]
Portfolio turnover rate	801.50%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[7]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

Growth & Income Fund
April 30, 2018[1] through March 31, 2019
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.000
Income from investment operations:
Net investment income[2]	0.331
Net realized and unrealized losses on investments	(0.320)[7]

Total from investment operations	0.011

Less distributions:
Dividends from net investment income	(0.239)

Total distributions	(0.239)

Net asset value, end of period	$9.772

Total return	0.14%[3]
Supplemental data and ratios:
Net assets, end of period	$4,519,060
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit including interest expense	27.58%[5]
After expense reimbursement (recapture) and securities lending credit including interest expense	0.79%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	(23.11)%[5]
After expense reimbursement (recapture) and fees waived	3.68%[5]
Portfolio turnover rate	123.50%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[7]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2019

1.	Organization

GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trusts dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 6 funds: GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, GuideMark® World ex-US Fund, GuideMark® Core Fixed Income Fund and GuideMark® Tax-Exempt Fixed Income Fund. GPS Funds II is comprised of the following 11 funds: GuideMark® Opportunistic Fixed Income Fund, GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Managed Futures Strategy Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund (collectively, the “Funds”). All of the Funds are classified and operate as diversified funds under the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The GuideMark® Opportunistic Fixed Income Fund, GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund and GuidePath® Absolute Return Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuideMark® Opportunistic Fixed Income Fund commenced operations on April 1, 2011. The GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund and GuidePath® Absolute Return Allocation Fund commenced operations on April 29, 2011. The GuidePath® Multi-Asset Income Allocation Fund and GuidePath® Flexible Income Allocation Fund commenced operations on August 31, 2012. The GuidePath® Managed Futures Strategy Fund commenced operations on January 19, 2016. The GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund commenced operations on April 30, 2018. Each Fund offers two classes of shares: Service Shares and Institutional Shares, except GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund, which are only offered with a single share class. Certain Fund classes were without shares as of the period end; any share activity related to those classes is presented in the Statement of Changes in Net Assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2.	Fund of Funds

The GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income

Fund each operate as a “Fund of Funds,” investing primarily in registered investment companies, including mutual funds and exchange-traded funds (“ETFs”). The funds in which the Fund of Funds may invest are referred to herein as the “Underlying Funds.” The Advisor believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by the Advisor or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.

3.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)	Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. These investments in mutual funds may include investments in affiliated mutual funds. Investments in mutual funds are generally priced using values supplied by the underlying funds themselves.

To assess the continuing appropriateness of security valuation, the Advisor regularly compares prior day prices with current

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

day prices and transaction prices. When the comparison results exceed pre-defined thresholds, the Advisor challenges the prices exceeding tolerance levels with the pricing service or broker. Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the applicable Fund’s Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the applicable Board of Trustees (the “Board”).

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments.  The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2019:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$306,015,732	$—	$—	$306,015,732
Investment Companies	9,845,909	—	—	9,845,909
Real Estate Investment Trusts	14,770,343	—	—	14,770,343
Short Term Investments	2,626,884	—	—	2,626,884
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	35,499,125

Total Investments in Securities	$333,258,868	$—	$—	$368,757,993

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,463,410	$6,396,189	$—	$8,859,599
Consumer Discretionary	5,144,503	6,200,466	—	11,344,969
Consumer Staples	2,331,184	5,223,888	—	7,555,072
Energy	2,448,712	4,254,641	—	6,703,353
Financials	2,961,737	13,017,984	217,188	16,196,909
Health Care	—	2,012,446	—	2,012,446
Industrials	350,690	4,692,252	—	5,042,942
Information Technology	271,611	10,994,869	—	11,266,480
Materials	1,399,347	4,318,029	—	5,717,376
Real Estate	—	1,194,276	—	1,194,276
Utilities	478,676	1,085,560	—	1,564,236

Total Common Stocks	17,849,870	59,390,600	217,188	77,457,658
Investment Companies	2,816,722	—	—	2,816,722
Preferred Stocks
Consumer Staples	79,574	523,435	—	603,009
Energy	569,764	—	—	569,764
Financials	1,336,897	—	—	1,336,897
Information Technology	—	468,231	—	468,231
Materials	115,436	—	—	115,436
Utilities	278,204	—	—	278,204

Total Preferred Stocks	2,379,875	991,666	—	3,371,541
Real Estate Investment Trusts	—	97,555	—	97,555
Short Term Investments	440,525	—	—	440,525
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	1,026,618

Total Investments in Securities	$23,486,992	$60,479,821	$217,188	$85,210,619

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2018	$—
Purchases	233,753
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(16,565)
Transfers into/(out of) Level 3	—

Balance as of March 31, 2019	$217,188

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2019.	$(16,565)

The Level 3 amounts disclosed in the table above consist of three securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below includes the quantitative information about Level 3 fair value measurements for these securities:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Range/Weighted Average Discount Unobservable Input
Common Stock	$217,188	Market Halt	Last Traded Price	23.1 HKD	$0

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$55,288,584	$—	$0	$55,288,584
Investment Companies	2,337,488	—	—	2,337,488
Real Estate Investment Trusts	4,623,933	—	—	4,623,933
Rights	—	—	0	0
Short Term Investments	555,237	—	—	555,237
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	6,053,599

Total Investments in Securities	$62,805,242	$—	$0	$68,858,841

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2018	$0	$0
Purchases	—	—
Sales proceeds and paydowns	—	—
Accreted discounts, net	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Transfers into/(out of) Level 3	—	—

Balance as of March 31, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2019.	$—	$—

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,486,575	$9,576,545	$—	$11,063,120
Consumer Discretionary	1,765,481	26,350,932	—	28,116,413
Consumer Staples	3,011,160	27,527,453	—	30,538,613
Energy	1,847,132	9,542,539	—	11,389,671
Financials	6,063,889	29,594,567	—	35,658,456
Health Care	1,302,964	24,772,109	—	26,075,073
Industrials	1,963,630	24,558,313	—	26,521,943
Information Technology	2,202,712	10,532,137	—	12,734,849
Materials	1,505,514	11,566,413	—	13,071,927
Real Estate	264,134	2,436,145	—	2,700,279
Utilities	914,360	7,715,828	—	8,630,188

Total Common Stocks	22,327,551	184,172,981	—	206,500,532
Investment Companies	5,660,341	—	—	5,660,341
Participatory Notes	—	218,316	—	218,316
Preferred Stocks
Health Care	—	223,931	—	223,931
Materials	—	269,187	—	269,187

Total Preferred Stocks	—	493,118	—	493,118
Real Estate Investment Trusts	341,722	3,034,545	—	3,376,267
Short Term Investments	1,429,776	—	—	1,429,776
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	1,550,556

Total Investments in Securities	$29,759,390	$187,918,960	$—	$219,228,906

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$19,641,576	$—	$19,641,576
Collateralized Mortgage Obligations	—	13,886,330	—	13,886,330
Corporate Obligations	—	41,033,233	—	41,033,233
Foreign Government Debt Obligations	—	492,001	—	492,001
Mortgage Backed Securities – U.S. Government Agency	—	45,007,429	—	45,007,429
Municipal Debt Obligations	—	257,726	—	257,726
U.S. Treasury Obligations	—	21,424,325	—	21,424,325

Total Fixed Income	—	141,742,620	—	141,742,620
Swaptions	—	17,530	—	17,530
Short Term Investments	7,358,205	—	—	7,358,205
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	2,557,125

Total Investments in Securities	$7,358,205	$141,760,150	$—	$151,675,480

Other Financial Instruments**
Futures	$110,276	$—	$—	$110,276
Swaps	—	214,176	—	214,176

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Debt Obligations	$—	$24,771,217	$—	$24,771,217
Short Term Investments	122,034	—	—	122,034

Total Investments in Securities	$122,034	$24,771,217	$—	$24,893,251

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$—	$21,336	$0	$21,336
Fixed Income
Collateralized Mortgage Obligations	—	8,283,631	—	8,283,631
Corporate Obligations	—	11,978	—	11,978
Foreign Government Obligations	—	16,569,801	—	16,569,801
Mortgage Backed Securities – U.S. Government Agency	—	9,181,366	—	9,181,366

Total Fixed Income	—	34,046,776	—	34,046,776
Purchased Options	—	32	—	32
Warrants	—	—	0	0
Short Term Investments	5,905,671	9,739,823	—	15,645,494

Total Investments in Securities	$5,905,671	$43,807,967	$0	$49,713,638

Other Financial Instruments*
Forward Currency Contracts	$—	$311,331	$—	$311,331
Options Written	—	(30)	—	(30)
Swaps	—	(1,038,638)	—	(1,038,638)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, written options and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants
Balance as of April 1, 2018	$0	$0
Purchases	—	—
Sales proceeds and paydowns	—	—
Accreted discounts, net	—	—
Amortization, net	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Transfers into/(out of) Level 3	—	—

Balance as of March 31, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2019.	$—	$—

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$785,140,379	$—	$—	$785,140,379
Short Term Investments	8,520,109	—	—	8,520,109
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	154,536,927

Total Investments in Securities	$793,660,488	$—	$—	$948,197,415

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$335,336,367	$—	$—	$335,336,367
Short Term Investments	3,973,258	—	—	3,973,258
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	76,237,689

Total Investments in Securities	$339,309,625	$—	$—	$415,547,314

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$339,886,570	$—	$—	$339,886,570
Short Term Investments	3,662,445	—	—	3,662,445
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	72,550,452

Total Investments in Securities	$343,549,015	$—	$—	$416,099,467

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$310,074,678	$—	$—	$310,074,678
Short Term Investments	3,542,714	—	—	3,542,714
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	25,807,921

Total Investments in Securities	$313,617,392	$—	$—	$339,425,313

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$131,234,311	$—	$—	$131,234,311
Short Term Investments	453,689	—	—	453,689
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	38,520,158

Total Investments in Securities	$131,688,000	$—	$—	$170,208,158

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

GuidePath® Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$59,129,689	$—	$—	$59,129,689
Short Term Investments	629	—	—	629
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	19,144,533

Total Investments in Securities	$59,130,318	$—	$—	$78,274,851

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,117,933	$156,537,908	$—	$157,655,841

Total Investments in Securities	$1,117,933	$156,537,908	$—	$157,655,841

Other Financial Instruments*
Futures	$6,846,027	$—	$—	$6,846,027

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$78,502	$—	$78,502
Investment Companies	462,881	—	—	462,881
Short Term Investments	434,435	—	—	434,435

Total Investments in Securities	$897,316	$78,502	$—	$975,818

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$3,377,864	$—	$—	$3,377,864

Total Investments in Securities	$3,377,864	$—	$—	$3,377,864

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$1,462,201	$—	$—	$1,462,201
Investment Companies	2,730,642	—	—	2,730,642
Short Term Investments	225,380	—	—	225,380

Total Investments in Securities	$4,418,223	$—	$—	$4,418,223

For further information regarding security characteristics, see the Schedule of Investments.

(b)	Consolidation of Subsidiary

The GuidePath® Managed Futures Strategy Fund may invest up to 25% of its total assets in GuidePath Managed Futures Strategy Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by GuidePath® Managed Futures Strategy Fund. The financial statements of the GuidePath® Managed Futures Strategy Fund include the operations of the

Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The GuidePath® Managed Futures Strategy Fund had 3.92% of its total assets invested in the Subsidiary as of March 31, 2019.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

(c)	Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(d)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(e)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. As of and during the period ended March 31, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal period ended March 31, 2019, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(g)	Indemnifications

Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(h)	Expenses

Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets.

(i)	Organization and Offering Costs

Organization costs consist of costs incurred to establish a Trust and enable it legally to do business. The Funds expense organizational costs as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 4). Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

(j)	Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and the interest income recorded using the effective yield method is accrued daily. Withholding taxes on foreign dividends and taxes on capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided in accordance with the Trusts’ understanding of the applicable country’s tax rules and rates. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

(k)	Distributions to Shareholders

The Funds, with the exception of the Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Multi-Asset Income Allocation Fund, Flexible Income Allocation Fund, Conservative Income Fund, Income Fund and Growth and Income Fund will distribute any net investment income at least annually. The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Multi-Asset Income Allocation Fund and Flexible Income Allocation Fund will distribute any net investment income quarterly. The Conservative Income Fund, Income Fund and Growth and Income Fund will generally distribute any net investment income monthly. All of the Funds will generally distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(l)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. All of the Funds may invest in options that are listed on U.S. exchanges or traded over the counter. Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The Funds may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.

Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

Derivative Instruments and Hedging Activities

Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark® World ex-US Fund

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund was not invested in these instruments at March 31, 2019.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2019

Amount of Realized Gain on Derivatives Recognized in Income
	Forward Currency Contracts	Total
Foreign Exchange Contracts	$5,656	$5,656

Total	$5,656	$5,656

GuideMark® Core Fixed Income Fund

During the year, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the year included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the year primarily to manage interest rate risk. The Fund used investment grade CDX to efficiently manage investment grade credit exposure.

Statement of Assets and Liabilities – Values of Derivative Instruments as of March 31, 2019

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Credit Contracts – Swaps	Appreciation on swap agreements	$11,026	Depreciation on swap agreements	$—

Interest Rate Contracts – Swaps	Appreciation on swap agreements	206,659	Depreciation on swap agreements	3,509

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	212,348	Unrealized depreciation on futures contracts**	102,072

Interest Rate Contracts – Options	Investments at value	17,530	Investments at value	—
Total		$447,563		$105,581

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended March 31, 2019

Amount of Realized Gain or (Loss) on Derivatives
	Futures Contracts	Swaps	Written Options	Purchased Options*	Total
Credit Contracts	$—	$(59,796)	$—	$—	$(59,796)
Interest Rate Contracts	(169,812)	(144,604)	73,573	(48,809)	(289,652)

Total	$(169,812)	$(204,400)	$73,573	$(48,809)	$(349,448)

*	Included in net realized gain (loss) on investments as reported in the Statement of Operations.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Futures Contracts	Swaps	Purchased Options*	Total
Credit Contracts	$—	$9,063	$—	$9,063
Interest Rate Contracts	101,386	(72,450)	(34,535)	(5,599)

Total	$101,386	$(63,387)	$(34,535)	$3,464

*	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statement of Operations.

GuideMark® Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

The Fund used currency forwards during the year for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Statement of Assets and Liabilities – Values of Derivative Instruments as of March 31, 2019

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest Rate Contracts – Swaps	Appreciation on swap agreements	$15,582	Depreciation on swap agreements	$1,054,220

Foreign Exchange Contracts – Forward Currency Contracts	Appreciation of forward currency contracts	403,617	Depreciation of forward currency contracts	92,286

Foreign Exchange Contracts – Options	Investments, at Value	32	Options Written, at Value	30
Total		$419,231		$1,146,536

The Effect of Derivative Instruments on the Statement of Operations for the year ended March 31, 2019

Amount of Realized Gain or (Loss) on Derivatives
	Forward Currency Contracts	Swaps	Written Options	Purchased Options*	Total
Foreign Exchange Contracts	$1,897,281	$—	$18	$2	$1,897,301
Interest Rate Contracts	—	(69,037)	—	—	(69,037)

Total	$1,897,281	$(69,037)	$18	$2	$1,828,264

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Forward Currency Contracts	Swaps	Written Options	Purchased Options	Total
Foreign Exchange Contracts	$552,217	$—	$0	$0	$552,217
Interest Rate Contracts	—	(309,338)	—	—	(309,338)

Total	$552,217	$(309,338)	$0	$0	$242,879

GuidePath® Managed Futures Strategy Fund

The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the year ended March 31, 2019, the Fund

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Statement of Assets and Liabilities – Values of Derivative Instruments as of March 31, 2019

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Commodity Contracts – Futures*	Unrealized appreciation on futures contracts**	$1,229,387	Unrealized depreciation on futures contracts**	$1,049,242

Equity Contracts –Futures*	Unrealized appreciation on futures contracts**	1,103,344	Unrealized depreciation on futures contracts**	51,484

Foreign Exchange Contracts – Futures*	Unrealized appreciation on futures contracts**	213,619	Unrealized depreciation on futures contracts**	510,926

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	5,923,321	Unrealized depreciation on futures contracts**	11,992
Total		$8,469,671		$1,623,644

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended March 31, 2019

Amount of Realized Gain (Loss) on Derivatives
Futures Contracts
Commodity Contracts	$(3,350,703)
Equity Contracts	(10,952,780)
Foreign Exchange Contracts	(4,457,504)
Interest Rate Contracts	2,898,482

Total	$(15,862,505)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts
Commodity Contracts	$(574,942)
Equity Contracts	2,047,593
Foreign Exchange Contracts	59,334
Interest Rate Contracts	4,622,917

Total	$6,154,902

Volume Disclosures

The average monthly value outstanding of purchased and written options during the year ended March 31, 2019 were as follows:

	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund
Purchased Options	$57,879	$5	$—
Written Options	$(7,183)	$(5)	$—

The average monthly notional amount outstanding of futures, forwards and swaps during the year ended March 31, 2019 were as follows:

Long Positions	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund
Futures	$21,175,739	$—	$637,908,667
Forwards	$—	$26,284,915	$—
Swaps	$12,391,385	$6,832,923	$—

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NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

Short Positions	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund
Futures	$(9,262,379)	$—	$(420,747,571)
Forwards	$—	$(983,219)	$—

Cross Currency	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund
Forwards	$—	$5,155,736	$—

*

The GuideMark® World ex-US Fund had forward transactions during the year ended March 31, 2019, however due to the timing of these transactions the average monthly notional amount for each Fund was $0. For more information about the forward activity of these Funds, see the Statements of Operations for these Funds.

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

Offsetting Assets and Liabilities

GuideMark® Core Fixed Income Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of March 31, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures
Credit Suisse	$12,000	$(12,000)	$—	$—	$—	$—
Purchased Options*
Morgan Stanley	17,530	—	17,530	—	—	17,530
Swaps
Morgan Stanley	217,685	—	217,685	(3,509)	—	214,176

	$247,215	$(12,000)	$235,215	$(3,509)	$—	$231,706

*	Included in investments, at value as reported on the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Futures
Credit Suisse	$35,015	$(12,000)	$23,015	$23,015	$—	$—
Swaps
Morgan Stanley	3,509	—	3,509	(3,509)	—	—

	$38,524	$(12,000)	$26,524	$(26,524)	$—	$—

GuideMark® Opportunistic Fixed Income Fund

The Fund attempts to reduce its exposure to counterparty credit risk on over-the counter (“OTC”) derivatives, whenever possible, by entering into International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with certain counterparties. These agreements typically contain various provisions, including but not limited to, collateral requirements and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. The Fund is required to deposit financial collateral in the form of cash and/or securities at the clearing brokers and counterparties to continually meet the original and maintenance requirement established by the clearing brokers and counterparties. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

The table below, as of March 31, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Forward Currency Contracts
Bank of America	$16,860	$—	$16,860	$(884)	$—	$15,976
Barclays	628	—	628	—	—	628
BNP Paribas	56,844	—	56,844	(13,557)	—	43,287
Citibank	186,144	—	186,144	(33,097)	(90,000)	63,047
Deutsche Bank	33,152	—	33,152	(2,208)	—	30,944
Goldman Sachs	33,584	—	33,584	(1,728)	(10,000)	21,856
HSBC	16,639	—	16,639	(16,639)	—	—
JP Morgan Chase	54,368	—	54,368	(10,019)	—	44,349
Morgan Stanley	1,366	—	1,366	—	—	1,366
UBS	4,032	—	4,032	—	—	4,032
Purchased Options*
Goldman Sachs	32	—	32	(30)	—	2
Swaps
Citibank	11,395	—	11,395	(11,395)	—	—
HSBC	4,187	—	4,187	(4,187)	—	—

	$419,231	$—	$419,231	$(93,744)	$(100,000)	$225,487

*	Included in investments, at value as reported on the Statement of Assets and Liabilities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Forward Currency Contracts
Bank of America	$884	$—	$884	$(884)	$—	$—
BNP Paribas	13,557	—	13,557	(13,557)	—	—
Citibank	33,097	—	33,097	(33,097)	—	—
Deutsche Bank	2,208	—	2,208	(2,208)	—	—
Goldman Sachs	1,728	—	1,728	(1,728)	—	—
HSBC	30,793	—	30,793	(16,639)	—	14,154
JP Morgan Chase	10,019	—	10,019	(10,019)	—	—
Options Written
Goldman Sachs	30	—	30	(30)	—	—
Swaps
Citibank	22,792	—	22,792	(11,395)	(11,397)	—
HSBC	48,904	—	48,904	(4,187)	—	44,717
JP Morgan Chase	982,524	—	982,524	—	(982,524)	—

	$1,146,536	$—	$1,146,536	$(93,744)	$(993,921)	$58,871

GuidePath® Managed Futures Strategy Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of March 31, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statement of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures*
Goldman Sachs	$1,549,050	$(1,295,365)	$253,685	$(253,685)	$—	$—

	$1,549,050	$(1,295,365)	$253,685	$(253,685)	$—	$—

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NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

Liabilities				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Futures*
Goldman Sachs	$2,022,489	$(1,295,365)	$727,124	$(253,685)	$(473,439)	$—

	$2,022,489	$(1,295,365)	$727,124	$(253,685)	$(473,439)	$—

*	Cumulative appreciation/ depreciation on futures contracts is reported in the consolidated schedule of open futures contracts – variation margin and recievable/payable for unsettled open futures contracts presented above is presented in the Consolidated Statement of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 7 for collateral related to securities on loan.

(m)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(n)	Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

(o)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(p)	Restricted and Illiquid Securities

No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of it’s net assets in illiquid investments that are assets. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity guidelines.

(q)	Auction Rate Securities

The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, and each of the GPS Funds II portfolios may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities.

(r)	Short Sales

Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make equity short sales.

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NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(s)	Trustee Compensation

Effective April 1, 2019, for the services performed as Trustees of the consolidated Board of GPS Funds I, GPS Funds II, and Savos Investments Trust, which currently consists of one fund, the Independent Trustees receive a retainer fee of $87,500 per year, $5,000 for each quarterly meeting and annual agreement renewal review meeting, whether held in-person or telephonically, $5,000 for each special meeting attended in person and $2,000 for each special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund within the Trusts based on total assets under management.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

(s)	Pending Litigation

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company, which included the GuideMark® Emerging Markets Fund, who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

(t)	Participatory Notes (“participation notes”)

Each Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in the markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk. These securities have been deemed to be liquid as of March 31, 2019.

4.	Investment Advisor

Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc. (the “Advisor” or “AssetMark”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Core Fund	0.45%
Emerging Markets Fund	0.59%
Small/Mid Cap Core Fund	0.57%
World ex-US Fund	0.50%
Core Fixed Income Fund	0.40%
Tax-Exempt Fixed Income Fund	0.50%
Opportunistic Fixed Income Fund	0.70%
Growth Allocation Fund	0.25%
Conservative Allocation Fund	0.25%
Tactical Allocation Fund	0.35%
Absolute Return Allocation Fund	0.35%
Multi-Asset Income Allocation Fund	0.35%
Flexible Income Allocation Fund	0.25%
Managed Futures Strategy Fund	1.05%
Conservative Income Fund	0.35%
Income Fund	0.45%
Growth and Income Fund	0.45%

AssetMark also provides certain administrative services to the shares of the Conservative Income Fund, Income Fund and Growth and Income Fund, and to the Service Shares of the remaining Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a fee of 0.25% of the average daily net assets of the applicable class of shares of each Fund. The administrative services may include development and maintenance of a web-based software platform for both investment advisers and shareholders; creation of a customized full-color client quarterly performance review for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the applicable class of shares of each Fund; including the transfer agent and custodian.

In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive, through July 31, 2020, 0.025% of each Fund’s annual advisory fee on assets in GPS Funds I collectively in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on assets in GPS Funds I collectively in excess of $12 billion.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

Each Fund and the Advisor have also entered into an Expense Limitation Agreement under which the Advisor has agreed to waive, through July 31, 2020, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates (“Expense Limits”), based on daily net assets of each class of each Fund:

	Service Class	Institutional Class	Single Class
Large Cap Core Fund	1.24%	0.64%	—
Emerging Markets Fund	1.65%	1.05%	—
Small/Mid Cap Core Fund	1.45%	0.85%	—
World ex-US Fund	1.39%	0.79%	—
Core Fixed Income Fund	1.19%	0.59%	—
Tax-Exempt Fixed Income Fund	1.29%	0.69%	—
Opportunistic Fixed Income Fund	1.55%	0.95%	—
Growth Allocation Fund	1.00%	0.40%	—
Conservative Allocation Fund	0.70%	0.10%	—
Tactical Allocation Fund	1.10%	0.50%	—

	Service Class	Institutional Class	Single Class
Absolute Return Allocation Fund	0.80%	0.20%	—
Multi-Asset Income Allocation Fund	1.10%	0.50%	—
Flexible Income Allocation Fund	0.75%	0.15%	—
Managed Futures Strategy Fund	1.90%	1.30%	—
Conservative Income Fund	—	—	0.64%
Income Fund	—	—	0.79%
Growth and Income Fund	—	—	0.79%

Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s Expense Limits at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the calendar month in which the fee or expense was waived or reimbursed. As of March 31, 2019, Large Cap Core Fund, Growth Allocation Fund, Tactical Allocation Fund and Multi-Asset Income Allocation Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their Expense Limits. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2020	Year of Expiration 03/31/2021	Year of Expiration 03/31/2022
Emerging Markets Fund	$—	$—	$8,437
Small/Mid Cap Core Fund	—	—	1,943
World ex-US Fund	18,036	4,462	13,827
Core Fixed Income Fund	109,659	140,476	187,844
Tax-Exempt Fixed Income Fund	60,304	53,567	64,590
Opportunistic Fixed Income Fund	175,049	197,441	192,137
Conservative Allocation Fund	—	123,290	461,910
Absolute Return Allocation Fund	—	152,010	735,890
Flexible Income Allocation Fund	—	15,980	67,053
Managed Futures Strategy Fund	62,978	47,553	18,545
Conservative Income Fund	—	—	55,574
Income Fund	—	—	58,315
Growth and Income Fund	—	—	56,091

Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

5.	Distribution Plan

Each Trust, on behalf of the Service Shares class of its Funds, as applicable, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons (including affiliates of the Trust) who provide support services in connection with the distribution of the Funds’ Service Shares class and servicing of the Funds’ Service Shares class shareholders. For example, these amounts are paid to financial intermediaries that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the AssetMark Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided to facilitate the operation of the program. These financial intermediaries and affiliates of the Trust also receive payments from the Trust outside of the 12b-1 Plan for shareholder services that are unrelated to distribution services. AssetMark BrokerageTM, LLC (“Distributor”), an affiliate of the Advisor, serves as the Funds principal underwriter and distributor. The Funds did not pay any commissions or other compensation, other than 12b-1 fees, to the Distributor during the Funds’ most recent period ended March 31, 2019.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

6.	Service, Custody, and Line of Credit Agreements

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services.

The Funds, excluding the Conservative Income Fund, Income Fund and Growth and Income Fund, have established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral. Savos Investments Trust, which is also managed by AssetMark, is also party to the same LoC agreement. The LoC was renewed August 1, 2018 and will mature, unless renewed, on July 31, 2019. Borrowing under the LoC is limited to the lesser of 20% of the gross market value of a Fund, 20% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the prime rate, which was 5.5% at March 31, 2019. As of March 31, 2019, Flexible Income Allocation Fund had outstanding borrowings of $203,000, which is disclosed as a payable to custodian on the Statement of Assets and Liabilities. The Funds have authorized USB to charge any of the custody accounts of the Funds for any missed payments by the Funds. Interest expense incurred for the Funds is disclosed on the Statements of Operations.

During the year April 1, 2018 to March 31, 2019, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Large Cap Core Fund	$14,077	5.28%	$1,890,000
Emerging Markets Fund	234,195	5.32%	9,444,000
Small/Mid Cap Core Fund	9,814	5.05%	1,006,000
World ex-US Fund	23,663	4.90%	4,940,000
Core Fixed Income Fund	—	—	—
Tax-Exempt Fixed Income Fund	—	—	—
Opportunistic Fixed Income Fund	375	5.50%	137,000
Growth Allocation Fund	606,877	5.50%	118,938,000
Conservative Allocation Fund	288,332	5.48%	41,795,000
Tactical Allocation Fund	17,767	5.25%	4,886,000
Absolute Return Allocation Fund	256,616	5.35%	51,149,000
Multi-Asset Income Allocation Fund	36,493	5.48%	7,892,000
Flexible Income Allocation Fund	121,444	5.40%	10,011,000
Managed Futures Strategy Fund	—	—	—
Conservative Income Fund	—	—	—
Income Fund	—	—	—
Growth and Income Fund	—	—	—

7.	Securities Lending

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with the Custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against costs and other charges incurred by the Fund with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

During the period ended March 31, 2019, the Funds (excluding the Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Managed Futures Strategy Fund, Conservative Income Fund, Income Fund and Growth and Income Fund) had loaned securities that were collateralized by cash. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. The Funds also receive compensation in the form of fees which depend on a number of factors including the type of security and length of the loan. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Large Cap Core Fund	$35,499,125
Emerging Markets Fund	1,026,618
Small/Mid Cap Core Fund	6,053,599
World ex-US Fund	1,550,556
Core Fixed Income Fund	2,557,125
Tax-Exempt Fixed Income Fund*	—
Opportunistic Fixed Income Fund*	—
Growth Allocation Fund	154,536,927
Conservative Allocation Fund	76,237,689
Tactical Allocation Fund	72,550,452
Absolute Return Allocation Fund	25,807,921
Multi-Asset Income Allocation Fund	38,520,158
Flexible Income Allocation Fund	19,144,533
Managed Futures Strategy Fund	—
Conservative Income Fund	—
Income Fund	—
Growth & Income Fund	—

Amounts related to agreements not included in offsetting disclosure in footnote 3 (Offsetting Assets and Liabilities).	$433,484,703

*	Not eligible to participate in securities lending.

8.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended March 31, 2019 are summarized below.

	Purchases	Sales
Large Cap Core Fund	$146,543,139	$139,242,213
Emerging Markets Fund	42,912,752	55,502,376
Small/Mid Cap Core Fund	30,275,607	23,141,895
World ex-US Fund	137,355,419	116,131,647
Core Fixed Income Fund*	361,391,635	373,514,047
Tax-Exempt Fixed Income Fund	8,998,412	12,244,177
Opportunistic Fixed Income Fund**	9,188,635	10,814,395
Growth Allocation Fund	560,925,112	378,413,883
Conservative Allocation Fund	271,516,591	205,688,566

	Purchases	Sales
Tactical Allocation Fund	$1,117,266,382	$1,059,000,255
Absolute Return Allocation Fund	523,924,248	478,992,940
Multi-Asset Income Allocation Fund	68,356,228	55,009,866
Flexible Income Allocation Fund	198,616,346	193,194,964
Managed Futures Strategy Fund	—	—
Conservative Income Fund	893,817	353,101
Income Fund	7,043,410	4,078,679
Growth and Income Fund	4,772,127	597,656

*	Included in these amounts were $327,353,297 of purchases and $336,278,350 of sales of U.S. Government Securities.
**	Included in these amounts were $26,256,294 of purchases and $17,323,480 of sales of U.S. Government Securities.

9.	Transactions with Affiliates

The GuideMark® Emerging Markets Fund owned 5% or more of the voting securities of the following company during the year ended March 31, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2018	Purchases	Sales	Realized Gain (Loss)
Sihuan Pharmaceutical Holdings Group, Ltd.	$—	$88,410	$—	$1

	$—	$88,410	$—	$1

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of March 31, 2019	Share Balance as of March 31, 2019
Sihuan Pharmaceutical Holdings Group, Ltd.	$9,269	$—	$97,680	402,958

	$9,269	$—	$97,680	402,958

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the year ended March 31, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2018	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$9,690,434	$65,211,508	$29,361,079	$147,131

	$9,690,434	$65,211,508	$29,361,079	$147,131

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of March 31, 2019	Share Balance as of March 31, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$1,278,690	$626,581	$46,966,684	633,401

	$1,278,690	$626,581	$46,966,684	633,401

The GuideMark® World Ex-US Fund owned 5% or more of Element Fleet Management Corp. for the period April 10, 2018 to May 30, 2018. During that period the GuideMark® World Ex-US Fund received $93,071 in realized gain.

10.	New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

In March 2017, the FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium

Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11.	Other Tax Information

Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to CFC income reversal, net operating loss lost, Partnerships, tax equalization, excess distributions, and excise tax liabilities. On the Statements of Assets and Liabilities, the following adjustments were made:

	Total Distributable Earnings (Loss)	Capital Stock
Large Cap Core Fund	$155	$(155)
Emerging Markets Fund	6,018,094	(6,018,094)
Small/Mid Cap Core Fund	82,106	(82,106)
World ex-US Fund	33	(33)
Core Fixed Income Fund	28	(28)
Tax-Exempt Fixed Income Fund	—	—
Opportunistic Fixed Income Fund	1,153	(1,153)
Growth Allocation Fund	(343,712)	343,712
Conservative Allocation Fund	(102,988)	102,988
Tactical Allocation Fund	499	(499)
Absolute Return Allocation Fund	411	(411)
Multi-Asset Income Allocation Fund	244	(244)
Flexible Income Allocation Fund	63	(63)
Managed Futures Strategy Fund	3,256,838	(3,256,838)
Conservative Income Fund	—	—
Income Fund	—	—
Growth and Income Fund	—	—

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Losses are carried forward indefinitely and any corresponding loss character is retained. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses
	Short Term	Long Term	Utilized
Large Cap Core Fund	$—	$—	$—
Emerging Markets Fund	—	—	—
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	1,218,838	—	—
Core Fixed Income Fund	322,650	892,955	—
Tax-Exempt Fixed Income Fund	—	—	—
Opportunistic Fixed Income Fund	13,412,961	5,194,192	—
Growth Allocation Fund	—	—	—
Conservative Allocation Fund	3,216,607	2,941,058	—
Tactical Allocation Fund	—	—	—
Absolute Return Allocation Fund	4,641,227	5,713,779	—
Multi-Asset Income Allocation Fund	581,457	9,790	—
Flexible Income Allocation Fund	2,322,774	7,865,603	—
Managed Futures Strategy Fund	7,660,359	3,052,218	—
Conservative Income Fund	468	—	—
Income Fund	—	—	—
Growth and Income Fund	2,411	—	—

Additionally, at March 31, 2019, the Funds deferred on a tax basis losses as follows:

	Ordinary Late Year Loss	Capital Loss
Large Cap Core Fund	$—	$—
Emerging Markets Fund	93,374	—
Small/Mid Cap Core Fund	2,812	112,148
World ex-US Fund	—	—
Core Fixed Income Fund	—	—
Tax-Exempt Fixed Income Fund	—	—
Opportunistic Fixed Income Fund	—	—
Growth Allocation Fund	—	11,517,785
Conservative Allocation Fund	—	—
Tactical Allocation Fund	—	5,422,732
Absolute Return Allocation Fund	—	—
Multi-Asset Income Allocation Fund	—	—
Flexible Income Allocation Fund	—	—
Managed Futures Strategy Fund	—	—
Conservative Income Fund	—	—
Income Fund	—	—
Growth and Income Fund	—	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

The character of distributions for tax purposes paid during the fiscal periods ended March 31, 2019 and March 31, 2018 are as follows:

	Period Ended March 31, 2019
	Ordinary Income Distributions		Long-Term Capital Gain Distributions
Large Cap Core Fund	$3,453,165		$2,174,962
Emerging Markets Fund	6,612,553		4,662,846
Small/Mid Cap Core Fund	—		3,364,649
World ex-US Fund	2,697,943		—
Core Fixed Income Fund	2,660,751		—
Tax-Exempt Fixed Income Fund	807,310	*	31,215
Opportunistic Fixed Income Fund	3,116,585		—
Growth Allocation Fund	9,592,301		41,521
Conservative Allocation Fund	5,144,892		503,292
Tactical Allocation Fund	12,448,559		1,209,576
Absolute Return Allocation Fund	8,705,187		—
Multi-Asset Income Allocation Fund	4,391,358		—
Flexible Income Allocation Fund	2,016,221		—
Managed Futures Strategy Fund	—		—
Conservative Income Fund	1,400		—
Income Fund	3,522		—
Growth and Income Fund	5,095		—

*	Contains $802,230 of tax-exempt income for period ended March 31, 2019.

	Year Ended March 31, 2018
	Ordinary Income Distributions		Long-Term Capital Gain Distributions
Large Cap Core Fund	$3,107,413		$9,359,696
Emerging Markets Fund	805,262		—
Small/Mid Cap Core Fund	2,395,401		11,762,993
World ex-US Fund	2,901,835		—
Core Fixed Income Fund	2,420,788		798,073
Tax-Exempt Fixed Income Fund	818,304	*	—
Opportunistic Fixed Income Fund	4,430,670		—
Growth Allocation Fund	19,021,662		45,261,115
Conservative Allocation Fund	3,541,731		524,943
Tactical Allocation Fund	5,930,041		2,983,197
Absolute Return Allocation Fund	3,894,617		—
Multi-Asset Income Allocation Fund	3,084,967		—
Flexible Income Allocation Fund	2,461,272		—
Managed Futures Strategy Fund	—		—

*	Contains $814,112 of tax-exempt income for year ended March 31, 2018.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019

At March 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund	World ex-US Fund	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund
Cost of Portfolio*	$286,853,990	$70,366,766	$55,451,911	$202,695,332	$150,629,488	$23,569,666

Gross Unrealized Appreciation	$92,867,235	$19,878,576	$17,974,391	$28,626,589	$2,279,164	$1,342,039
Gross Unrealized Depreciation	(10,963,232)	(5,023,556)	(4,567,461)	(12,077,895)	(908,720)	(18,454)

Net Unrealized Appreciation/ (Depreciation)	81,904,003	14,855,020	13,406,930	16,548,694	1,370,444	1,323,585

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	138,083	—	—	2,542,292	87,249	4,611
Undistributed Long-Term Cap Gains	4,125,368	—	—	—	—	71,158

Distributable Earnings	4,263,451	—	—	2,542,292	87,249	1,399,354

Other Accumulated Gains/(Losses)	—	(93,374)	(114,960)	(1,218,838)	(1,215,657)	—

Total Distributable Earnings/(Loss)	86,167,454	14,761,646	13,291,970	17,872,148	242,036	1,399,354

*	Portfolio includes investments and derivative contracts

	Opportunistic Fixed Income Fund	Growth Allocation Fund	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund	Multi-Asset Income Allocation Fund
Cost of Portfolio*	$53,626,122	$843,090,153	$399,999,627	$390,156,104	$336,278,290	$167,887,936

Gross Unrealized Appreciation	$479,605	$105,828,701	$15,886,687	$26,020,371	$3,546,174	$3,799,508
Gross Unrealized Depreciation	(5,051,682)	(721,439)	(339,000)	(77,008)	(399,151)	(1,479,286)

Net Unrealized Appreciation/(Depreciation)	(4,572,077)	105,107,262	15,547,687	25,943,363	3,147,023	2,320,222

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	641,387	1,429,522	1,531,064	—	1,667,927	46,314
Undistributed Long-Term Cap Gains	—	—	—	5,552,749	—	—

Distributable Earnings	641,387	1,429,522	1,531,064	5,552,749	1,667,927	46,314

Other Accumulated Gains/(Losses)	(18,626,539)	(11,534,542)	(6,174,422)	(5,439,489)	(10,371,763)	(591,247)

Total Distributable Earnings/(Loss)	(22,557,229)	95,002,242	10,904,329	26,056,623	(5,556,813)	1,775,289

*	Portfolio includes investments and derivative contracts

	Flexible Income Allocation Fund	Managed Futures Strategy Fund	Conservative Income Fund	Income Fund	Growth and Income Fund
Cost of Portfolio*	$77,135,816	$157,634,420	$974,722	$3,338,001	$4,396,606

Gross Unrealized Appreciation	$1,139,035	$2,053,364	$1,467	$39,883	$31,357
Gross Unrealized Depreciation	—	(75,477)	(371)	(20)	(9,740)

Net Unrealized Appreciation/(Depreciation)	1,139,035	1,977,887	1,096	39,863	21,617

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—
Undistributed Ordinary Income	55,839	590,346	772	13,043	2,607
Undistributed Long-Term Cap Gains	—	—	—	688	—

Distributable Earnings	55,839	590,346	772	13,731	2,607

Other Accumulated Gains/(Losses)	(10,188,377)	(10,534,280)	(468)	—	(2,411)

Total Distributable Earnings/(Loss)	(8,993,503)	(7,966,047)	1,400	53,594	21,813

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales, debt modifications, futures mark to market, and other temporary differences.

*	Portfolio includes investments and derivative contracts

GuideMark® Funds & GuidePath® Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of GPS Funds I and GPS Funds II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, open futures contracts, open swap contracts, open forward currency contracts, and options written, of GPS Funds I and GPS Funds II comprising GuideMark Large Cap Core Fund, GuideMark Emerging Markets Fund, GuideMark Small/Mid Cap Core Fund, GuideMark World ex-US Fund, GuideMark Core Fixed Income Fund, GuideMark Tax-Exempt Fixed Income Fund, GuideMark Opportunistic Fixed Income Fund, GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Conservative Income Fund, GuidePath Income Fund, GuidePath Growth and Income Fund, and the consolidated schedules of investments and open futures contracts and the accompanying consolidated statement of assets and liabilities of GuidePath Managed Futures Strategy Fund (the “Funds”) as of March 31, 2019, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the consolidated financial highlights for each of the four periods in the period then ended for GuidePath Managed Futures Strategy Fund, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period April 30, 2018 (commencement of operations) through March 31, 2019, for GuidePath Conservative Income Fund, GuidePath Income Fund, and GuidePath Growth and Income Fund, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended, for the remainder of the Funds (collectively, for all Funds presented in the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2014.

/s/ COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 30, 2019

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION

March 31, 2019

Additional Information

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Funds designated the following percentages of dividends during the fiscal year 2019 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends received deduction % for corporate shareholders	% of dividends as qualified income
Large Cap Core Fund	83.35%	85.42%
Emerging Markets Fund	1.02%	100.00%
Small/Mid Cap Core Fund	0.00%	0.00%
World ex-US Fund	0.01%	100.00%
Core Fixed Income Fund	0.00%	0.00%
Tax-Exempt Fixed Income Fund	0.00%	0.00%
Opportunistic Fixed Income Fund	0.00%	0.00%
Growth Allocation Fund	9.49%	95.21%
Conservative Allocation Fund	8.93%	25.95%
Tactical Allocation Fund	13.32%	56.00%
Absolute Return Allocation Fund	0.08%	2.46%
Multi-Asset Income Allocation Fund	27.59%	45.00%
Flexible Income Allocation Fund	2.12%	6.66%
Managed Futures Strategy Fund	0.00%	0.00%
Conservative Income Fund	0.00%	0.00%
Income Fund	4.79%	1.12%
Growth and Income Fund	4.34%	50.57%

2.	Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended March 31, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Emerging Markets	$421,872	$0.0172	96.72%
World ex-US Fund	288,263	0.0447	94.67%

*	The Funds listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2019

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions
GPS Funds I and GPS Funds II

Independent Trustees

David M. Dunford Year of Birth: 1949 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Lead Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	18	Trustee, Savos Investments Trust (2015-present); Director, New England Bancorp (2006-2016); Director, Hospice and Palliative Care of Cape Cod (2006-2011).

Paul S. Feinberg Year of Birth: 1942 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, President, CitiStreet Funds, Inc. (2000-2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker- dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005).	18	Trustee, Savos Investments Trust (2015-present);

Dennis G. Schmal Year of Birth: 1947 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2007 for GPS Funds I and since 2013 for GPS Funds II)	Self-employed consultant (1999-present); formerly, Partner, Arthur Andersen LLP (audit services) (1972-1999).	18	Trustee, Savos Investments Trust (2015-present); Director, Blue Calypso, Inc. (2015-present); Director, Owens Realty Mortgage Inc. (2013-present); Director, Cambria ETF Series Trust (2013-present) Director/Chairman, Sitoa Global Inc. (2011-2013); Director, Wells Fargo GAI Hedge Funds (closed-end hedge funds) (2008- present); Director/Chairman, Pacific Metrics Corp. (educational services) (2005- 2014); Director, Merriman Holdings, Inc. (financial services) (2003-2016); Director, Grail Advisors ETF Trust (2009-2011); Director, Varian Semiconductor Equipment Associates, Inc. (2004-2011); Director, North Bay Bancorp (2006-2007).
Interested Trustee

Carrie E. Hansen* Year of Birth: 1970 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Interested Trustee and Chairperson President	Indefinite Term since 2014 Renewed 1-Year Term since 2008	President, GPS Funds I (2007-present) and GPS Funds II (2011-present); President, Savos Investments Trust (“Savos”) (2008-present); Executive Vice President and Chief Operating Officer, AssetMark (2008-present); President, AssetMark Brokerage™, LLC (2013-present).	18	Trustee, Savos Investments Trust (2014-present); Chairperson, AssetMark Trust Co. (2008-present); Treasurer, Acalanes Booster Club (Feb 2017-present); Director, Lamorinda Soccer Club (2011-2013).

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ADDITIONAL INFORMATION (Continued)

March 31, 2019

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers of the Trusts**

John Koval Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year Term since 2013	Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (2013-present); Interim Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (September 2012-January 2013); Senior Compliance Officer, AssetMark (2011-2012); Chief Operating Officer, SEAL Capital, Inc. (2009-2010); Chief Compliance Officer, Cliffwood Partners LLC (2004-2009).

Patrick R. Young Year of Birth: 1982 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Vice President and Treasurer	Renewed 1-Year Term since 2014	Vice President and Treasurer, GPS Funds I, GPS Funds II, and Savos (May 2014-present); Director of Mutual Fund Operations and Finance, AssetMark (February 2016-present); Manager of Fund Administration, AssetMark (May 2014-February 2016); Senior Fund Administration Officer, AssetMark (2008-May 2014).

Christine Villas-Chernak Year of Birth: 1968 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Secretary	Renewed 1-Year Term since 2014	Secretary, GPS Funds I (2006-2013 and May 2014-present), GPS Funds II (2011-2013 and May 2014- present), Savos (2009-2010 and May 2014-present) Deputy Chief Compliance Officer, GPS Funds I (2009-present), GPS Funds II (2011-present) and GVIT (2009-2012); Senior Compliance Officer, AssetMark (2005-2009).

*	Ms. Hansen is a Trustee who is an “interested person” of the Trusts as defined in the 1940 Act because she is an officer of AssetMark or certain of its affiliates.
**	Each Officer of the Trusts serves at the pleasure of the Board.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). Once filed, the Funds’ Form N-Q or Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809.

6.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)

GPS FUNDS I and GPS FUNDS II: Annual Consideration and Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting held on December 20, 2018 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of GPS Funds I and GPS Funds II (collectively, the “Trusts”) conducted its annual review and consideration of the renewal of the investment advisory agreements between AssetMark, Inc. (“AssetMark”) and each Trust on behalf of its respective series, other than the GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund series of GPS Funds II (each, a “Fund” and collectively, the “Funds”) and the renewal of the investment advisory agreement between AssetMark and the wholly-owned Cayman Islands subsidiary of the GuidePath® Managed Futures Strategy Fund, GuidePath® Managed Futures Strategy Cayman Fund Ltd. (the “Cayman Subsidiary”) (each such agreement, an “Advisory Agreement,” and collectively, the “Advisory Agreements”). Additionally, the Board considered the renewal of the investment sub-advisory agreements between (i) Goldman Sachs Asset Management, L.P. (“GSAM”) and AssetMark, on behalf of GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, and GuideMark® World ex-US Fund; (ii) Wellington Management Company LLP (“Wellington”) and AssetMark, on behalf of the GuideMark® Core Fixed Income Fund; (iii) Delaware Investments Fund Advisers (“Delaware”) and AssetMark, on behalf of the GuideMark® Tax-Exempt Fixed Income Fund; (iv) Franklin Advisers, Inc. (“Franklin Advisers”) and AssetMark, on behalf of the GuideMark® Opportunistic Fixed Income Fund; (v) DoubleLine Capital LP (“DoubleLine”) and AssetMark, on behalf of the GuideMark® Opportunistic Fixed Income Fund; and (vi) AlphaSimplex Group, LLC (“ASG”) and AssetMark, on behalf of the GuidePath® Managed Futures Strategy Fund and the Cayman Subsidiary (each, a “Sub-Advisory Agreement, and collectively, the “Sub-Advisory Agreements”).

Hereinafter, GSAM, Wellington, Delaware, Franklin Advisers, DoubleLine, and ASG are collectively referred to as the “Sub-Advisors” and the above-listed Funds are collectively referred to as the “Sub-Advised Funds.” The Advisory Agreements and Sub-Advisory Agreements are collectively referred to herein as the “Agreements.” The Sub-Advised Funds are managed using a “manager-of-managers” structure that generally

GuideMark® Funds and GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2019

involves the use of one or more sub-advisors to manage allocated portions of the Sub-Advised Funds’ portfolios. For those Sub-Advised Funds, AssetMark is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year, and under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The Board – including a majority of the Trustees who are not “interested persons” of the Fund or AssetMark as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) – determined to approve the continuance of the Advisory Agreements and the Sub-Advisory Agreements. The material factors considered and the conclusions that formed the basis of the Board’s approval of the renewal of the Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. Prior to considering the approval of the renewal of the Agreements, the Trustees requested, received, and reviewed information relevant to their consideration of the Agreements. The Trustees also received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees (“Independent Counsel”). The determination to approve the renewal of the Agreements was based on a comprehensive evaluation of all of the information available to the Trustees and was not the result of any particular information or any single factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching his conclusions with respect to the renewal of the Agreements.

The Advisory Agreements

Materials Reviewed and the Review Process

Prior to voting to approve the renewal of the Advisory Agreements, the Trustees – assisted by Independent Counsel – specifically requested and were furnished with materials for purposes of their review of each Advisory Agreement. The materials provided to the Board with regard to the Funds related to, among other things: (1) a copy of each Advisory Agreement; (2) information describing each Fund’s performance compared to a peer group of other investment companies with investment objectives similar to the investment objective(s) of the Fund selected by an independent provider of investment company data (“Peer Group”); (3) information describing the nature, quality and extent of the services that AssetMark provides to the Funds, and the fees AssetMark charges to the Funds for such services, and a comparison of those fees to the fees paid by their respective Peer Groups; (4) information regarding AssetMark’s business and operations, investment team, compliance program and internal procedures; (5) information describing each Fund’s expense ratio compared to the Fund’s Peer Group; (6) information regarding the financial condition of AssetMark; (7) information regarding AssetMark’s profitability with respect to each Fund; (8) reports on AssetMark’s evaluation of the Sub-Advisors, including reports relating to the monitoring of each Sub-Advisor’s trading and brokerage practices; (9) reports relating to the distribution, sales and redemptions of Fund shares and related shareholder services; (10) reports relating to the monitoring of the other service providers; and (11) other information relevant to an evaluation of the nature, extent and quality of the services provided by AssetMark in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees met with representatives of AssetMark. The Trustees also considered their discussions with representatives of AssetMark throughout the course of the Meeting, and discussions with AssetMark at prior meetings and other communications throughout the year.

The Trustees received assistance and advice regarding legal and industry standards from both Independent Counsel and from counsel to the Trusts, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering whether to approve the Advisory Agreements. The Independent Trustees discussed the Advisory Agreements in communications prior to the Meeting and during the course of their meeting in executive session with Independent Counsel, at which no representatives of AssetMark were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors that they deemed relevant in making the decision to approve the Advisory Agreement. These factors and conclusions are described below.

Nature, Quality and Extent of Services

The Trustees considered the nature, extent and quality of the services that AssetMark provides to the Funds. With respect to the Sub-Advised Funds, the Board considered the fact that, as an investment advisor operating within a manager-of-managers structure, AssetMark maintains a primary focus on the selection, evaluation and oversight of the Sub-Advisors and considered each Advisory Agreement in this context. In this regard, the Trustees evaluated information about the nature and extent of responsibilities retained and risks assumed by the AssetMark and not delegated to or assumed by the Sub-Advisors. The Trustees also considered the information provided to them throughout the course of the year during regular meetings of the Board, which included meetings with the Trusts’ CCO at which the Trustees are provided with details regarding AssetMark’s compliance functions.

The Trustees considered AssetMark’s investment team and its capabilities, including with respect to the responsibilities that AssetMark has for the Funds that pursue their investment objectives through investments in other funds (each a “Fund-of-Funds”). The Trustees also considered AssetMark’s capabilities with respect to the administrative and compliance services provided to the Funds. The Trustees considered the experience, capability and integrity of AssetMark’s management and other personnel, the role of AssetMark’s senior management and the extent of its involvement with the Funds, and AssetMark’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained. With respect to the Sub-Advised Funds, the Trustees noted the responsibilities that AssetMark has under certain Funds’

GuideMark® Funds and GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2019

manager-of-managers structure, including: selecting and oversight of the Funds’ Sub-Advisors; maintaining a comprehensive compliance and administration program; and implementing Fund policies.

The Trustees also considered (a) the financial position of AssetMark; (b) the quality of AssetMark’s regulatory and legal compliance policies, procedures and systems; (c) the nature, extent and quality of administrative and shareholder services provided by AssetMark to the Funds; and (d) AssetMark’s supervision of the Funds’ third-party service providers.

The Board considered the breadth and quality of services that AssetMark provides to the Funds. The Trustees also considered that the Funds are an integral part of AssetMark’s program of asset allocation and shareholder services. Additionally, with respect to the Sub-Advised Funds, the Trustees considered AssetMark’s ability to provide administrative and compliance-related services in connection with AssetMark’s (a) oversight of the Sub-Advisors’ compliance with the Funds’ respective investment objectives, policies, and restrictions; (b) review of trading and brokerage matters; and (c) other oversight activities.

Based on the factors described above, among other factors, as well as the information provided to the Board throughout the year, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided by AssetMark, which will continue to be provided to each Fund.

Investment Performance

The Trustees considered the overall investment performance of the Funds, and, with respect to the Sub-Advised Funds, evaluated the Funds’ performance in the context of the manager-of-managers structure. The Trustees considered whether the Funds operated in a manner consistent with their investment objectives and styles and considered each Fund’s record of compliance with its respective investment restrictions.

The Trustees also considered each Fund’s investment performance relative to its respective benchmark index and relative to the performance of funds with comparable investment strategies selected by a third-party information provider. The Trustees also considered performance-related data received throughout the past year at and in connection with meetings of the Board. With respect to each Fund-of-Funds, the Trustees reviewed the performance of AssetMark in selecting the underlying funds for the Fund.

The Trustees considered that, as applicable, AssetMark continued to be proactive in seeking to replace and/or add Sub-Advisors or underlying funds, to reallocate assets among Sub-Advisors or underlying funds and to implement new investment strategies, with a view to improving Fund performance over the long term.

The Trustees concluded that AssetMark’s performance record in managing each of the Funds was satisfactory and supported a decision to approve the renewal of the Advisory Agreements.

Advisory Fees and Total Expenses

The Trustees considered a detailed analysis of each Fund’s fees and expenses. The materials provided to the Board included (i) a comparison of the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of its Peer Group; (ii) comparisons of each Fund’s expenses to industry averages; and (iii) fee schedules for the Funds’ Sub-Advisors, as applicable.

The Trustees considered expense limitation arrangements under which AssetMark has agreed to limit the Funds’ expenses. With respect to each Fund-of-Funds, the Trustees considered the indirect expenses borne by the Funds as shareholders of certain underlying funds. The Trustees also considered other efforts by AssetMark to reduce overall Fund expenses, including attempts to improve asset flows, implementing programs such as securities lending and negotiating strategic contracts with service providers.

In analyzing the Funds’ fee levels as compared to other similar funds, the Trustees considered the Funds’ fee levels in light of the Funds’ special distribution structure, under which the Funds were distributed as part of a suite of products and services with asset allocation modeling, full performance reporting and other services that are not typically provided with mutual funds. In this regard, while the Board recognized that comparisons between a Fund and its Peer Group may be imprecise given the Funds’ special distribution structure, among other differences, the comparative information assisted the Board in evaluating the reasonableness of each Fund’s fees and expenses.

After comparing each Fund’s fees with other comparable funds and industry averages, and in light of the nature, extent and quality of services provided to the Funds by AssetMark, as well as the costs incurred by AssetMark in rendering those services, the Trustees concluded that the level of fees paid to AssetMark with respect to each Fund was reasonable. In addition, the Trustees, including all of the Independent Trustees, determined that the fees to be charged by AssetMark pursuant to the Advisory Agreements are for services provided in addition to, rather than duplicative of, services provided under any underlying fund’s investment advisory agreement.

Profitability, Economies of Scale and Ancillary Benefits

The Trustees reviewed and discussed the financial information presented by AssetMark, including information relating to the financial stability of AssetMark and its historical and anticipated profitability with respect to its management of the Funds. The Trustees discussed the methods used by AssetMark to allocate expenses to the Funds under its profitability analysis, and the Trustees considered the individual profitability of AssetMark with respect to each Fund under this methodology.

GuideMark® Funds and GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2019

In evaluating AssetMark’s profitability, the Trustees acknowledged that the Funds are distributed in connection with AssetMark providing a package of administrative and other services as the sponsor of AssetMark’s investment platform and considered the benefits that flow to Fund shareholders as a result of these services. Additionally, the Trustees considered AssetMark’s existing agreements to waive advisory fees received from certain Funds and/or pay certain Fund expenses to the extent necessary to ensure that the Funds’ overall expenses do not exceed certain levels.

The Trustees considered ancillary benefits received by AssetMark as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as an integral part of AssetMark’s asset allocation investment programs and the related marketing rebates received by AssetMark. The Trustees concluded that these benefits were reasonable.

The Trustees considered AssetMark’s profitability in managing each Fund, the anticipated effect of asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. The Trustees considered the fee waiver agreements under which AssetMark had agreed to waive expenses based upon the achievement of certain breakpoints listed in the agreement.

The Trustees concluded, in light of the foregoing factors, that AssetMark’s level of profitability with respect to each Fund is reasonable. Additionally, the Trustees concluded that the economies of scale being realized by AssetMark, if any, do not mandate the implementation of new or amended breakpoints or other changes in the fee structure for any Fund at this time.

Conclusion

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, determined to approve the renewal of each Advisory Agreement with, and the fee to be paid to, AssetMark for each of the Funds.

The Sub-Advisory Agreements

Materials Reviewed and the Review Process

Prior to voting to approve the renewal of the Sub-Advisory Agreements, the Trustees – assisted by Independent Counsel – specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board related to, among other things: (1) a copy of each Sub-Advisory Agreement; (2) information regarding the nature, quality and scope of the services to be provided by the Sub-Advisors; (3) the investment performance of each Sub-Advisor in managing their respective Fund compared to an industry peer group, appropriate benchmark, and comparable Sub-Advisor client accounts, to the extent applicable; (4) AssetMark’s evaluation of the nature, extent and quality of the services provided by each Sub-Advisor; (5) information regarding any benefits to each Sub-Advisor, such as receipt of research from brokers, that might result from the Sub-Advisor’s relationship with a Fund; (6) information concerning each Sub-Advisor’s personnel, business, operations and investment team, including biographical information for the investment professionals that are responsible for the day-to-day management of the applicable Fund’s portfolio; (7) information regarding each Sub-Advisor’s compliance policies and other internal procedures, including the Sub-Advisor’s brokerage practices; (8) information regarding the financial condition of each Sub-Advisor or its parent company; and (9) other information relevant to an evaluation of the nature, extent and quality of the services provided by each Sub-Advisor in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees also considered the recommendations of AssetMark with respect to each Sub-Advisor and the methods and resources AssetMark utilized in its efforts to identify and engage Sub-Advisors for the Funds.

In connection with their consideration of the Sub-Advisory Agreements, the Trustees considered several factors that they deemed relevant to this process, including: (1) the nature, quality and extent of the services to be provided to each Fund by the respective Sub-Advisor; (2) the quantitative performance of each Sub-Advisor; (3) AssetMark’s evaluation, in accordance with its role as a “manager-of-managers,” of the nature, extent and quality of the services provided by each Sub-Advisor; (4) information that might suggest the potential for realizing economies of scale that could potentially be shared with Fund shareholders; and (5) any potential “fall-out” or ancillary benefits to a Sub-Advisor or its affiliates. Prior to approving the Sub-Advisory Agreements, the Independent Trustees met in executive session with Independent Counsel. The Independent Trustees were assisted by Independent Counsel throughout the review process. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating each Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Sub-Advisory Agreement.

Nature, Quality and Extent of Services

The Trustees considered each Sub-Advisor’s investment management process, including (a) the experience, capability and integrity of the Sub-Advisor’s management, investment professionals and other personnel; (b) the financial position of the Sub-Advisor; (c) the quality and commitment of the Sub-Advisor’s regulatory and legal compliance policies, procedures and systems; (d) the Sub-Advisor’s brokerage and trading practices; and (e) and AssetMark’s evaluation of the nature, quality and extent of services performed by each Sub-Advisor.

GuideMark® Funds and GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2019

The Trustees specifically considered the qualifications, experience and track record of the individuals and portfolio management teams at each Sub-Advisor that are responsible for the day-to-day management of each Fund’s portfolio. The Trustees also considered, with respect to each Sub-Advisor, the specific investment approach and level of expertise within its particular asset class. The Trustees considered whether each Sub-Advisor operated within its respective Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s performance record with respect to the relevant benchmark(s).

The Trustees concluded that the nature, extent and quality of the services provided by each Sub-Advisor to its respective Sub-Advised Fund is satisfactory.

Sub-Advisor Investment Performance

The Trustees considered whether each Sub-Advisor operated within its respective Sub-Advised Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s investment performance relative to appropriate benchmark indices.

The Trustees considered that they had reviewed each Sub-Advisor, including the primary contributors to and detractors from performance, with AssetMark and concluded that each Sub-Advisor’s performance record is satisfactory.

Sub-Advisory Fees, Economies of Scale, Profitability and Ancillary Benefits

The Trustees considered the fee paid to each Sub-Advisor by AssetMark for providing services to its relevant Sub-Advised Fund. The Trustees considered management’s representation that AssetMark’s focus in negotiating sub-advisory arrangements is on negotiating the best possible fee structures for each Fund, and that the sub-advisory fees are paid by AssetMark out of the investment advisory fees received. The Trustees also considered individual reports prepared with regard to each Sub-Advisor, containing comparative information regarding fees. The Trustees noted that each Sub-Advisor’s fees were generally similar to or less than the fees charged by each Sub-Advisor to other comparable funds and accounts.

The Trustees considered each Sub-Advisor’s fee schedule, the anticipated effect of asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. In this regard, the Trustees noted that certain of the Sub-Advisory Agreements’ fee schedules contain breakpoints that present potential economies of scale that could potentially be shared with the Sub-Advised Funds’ shareholders as assets of the Sub-Advised Funds grow.

The Trustees concluded that the fees to be paid to each Sub-Advisor by AssetMark are reasonable in light of the services performed for the Sub-Advised Funds by the Sub-Advisors and that the economies of scale being realized by the Sub-Advisors, if any, do not mandate the implementation of any new or amended breakpoints or other changes in the fee structure for any Sub-Advised Fund at this time.

The Trustees did not consider the profitability of the Sub-Advisors to be a material factor based on representations from AssetMark that it negotiates sub-advisory fees with the Sub-Advisors on an arm’s-length basis and reports regarding any relationships between the Sub-Advisors and AssetMark.

The Trustees considered the allocation (if any) of Fund brokerage to brokers affiliated with a Sub-Advisor, and benefits to the Sub-Advisors from the use of “soft dollar” commissions (if any) to pay for research and brokerage services. The Trustees also considered any other ancillary benefits that accrue to a Sub-Advisor or any affiliate by virtue of the Sub-Advisor’s relationship with the Fund, and concluded that such benefits, if any, were reasonable.

Conclusion

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, determined to approve the renewal of the Sub-Advisory Agreement with, and the fees to be paid to, each of the Sub-Advisors for each of the relevant Sub-Advised Funds.

GuideMark® Funds

GuidePath® Funds

GUIDEMARK® FUNDS & GUIDEPATH® FUNDS

GuideMark® Large Cap Core Fund

GuideMark® Emerging Markets Fund

GuideMark® Small/Mid Cap Core Fund

GuideMark® World ex-US Fund

GuideMark® Core Fixed Income Fund

GuideMark® Tax-Exempt Fixed Income Fund

GuideMark® Opportunistic Fixed Income Fund

GuidePath® Growth Allocation Fund

GuidePath® Conservative Allocation Fund

GuidePath® Tactical Allocation Fund

GuidePath® Absolute Return Allocation Fund

GuidePath® Multi-Asset Income Allocation Fund

GuidePath® Flexible Income Allocation Fund

GuidePath® Managed Futures Strategy Fund

GuidePath® Conservative Income Fund

GuidePath® Income Fund

GuidePath® Growth and Income Fund

Investment Advisor

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water St.

Suite 830

Milwaukee, WI 53202

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

AssetMark BrokerageTM, LLC

1655 Grant Street, 10th Floor

Concord, CA 94520

This document must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money.

Annual Report

March 31, 2019

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dennis Schmal is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal year ended March 31, 2019, the registrant’s principal accountant billed the registrant $110,000 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

For the fiscal year ended March 31, 2018, the registrant’s principal accountant billed the registrant $110,000 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b)	Audit-Related Fees

None.

(c)	Tax Fees

For the fiscal year ended March 31, 2019, the registrant’s principal accountant billed the registrant $30,000 for professional services rendered for tax compliance, tax advice and tax planning.

For the fiscal year ended March 31, 2018, the registrant’s principal accountant billed the registrant $34,500 for professional services rendered for tax compliance, tax advice and tax planning.

(d)	All Other Fees

None.

1

(e)(1)

The registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of auditors annually to audit and to provide their opinion on the registrant’s financial statements. The audit committee charter also provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the auditor to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)

There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal year ended March 31, 2019 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2019 and March 31, 2018, were $0 and $0, respectively.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

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Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GPS Funds I

By (Signature and Title) /s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date 5/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date 5/30/19

By (Signature and Title) /s/ Patrick R. Young
Patrick R Young, Vice President/Treasurer

Date 5/30/19

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